UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Spartan® Global ex U.S. Index Fund

January 31, 2016

GUX-QTLY-0316
1.929354.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
		Shares	Value
Australia - 4.8%
AGL Energy Ltd.		32,643	$435,333
Alumina Ltd.		121,799	91,169
Amcor Ltd.		58,386	556,767
AMP Ltd.		145,887	562,196
APA Group unit		54,193	330,367
Aristocrat Leisure Ltd.		25,997	191,041
Asciano Ltd.		47,142	298,864
ASX Ltd.		9,348	282,757
Aurizon Holdings Ltd.		102,348	270,636
Australia & New Zealand Banking Group Ltd.		141,318	2,453,139
Bank of Queensland Ltd.		18,472	173,033
Bendigo & Adelaide Bank Ltd.		22,026	169,433
BHP Billiton Ltd.		158,070	1,735,918
Boral Ltd.		38,237	153,433
Brambles Ltd.		76,838	613,811
Caltex Australia Ltd.		13,231	353,830
Challenger Ltd.		28,070	159,758
Cimic Group Ltd.		5,064	87,340
Coca-Cola Amatil Ltd.		28,128	168,396
Cochlear Ltd.		2,767	185,458
Commonwealth Bank of Australia		83,462	4,717,741
Computershare Ltd.		22,934	171,222
Crown Ltd.		18,165	160,220
CSL Ltd.		22,866	1,703,267
DEXUS Property Group unit		47,858	252,418
DUET Group		113,151	186,209
Flight Centre Travel Group Ltd.		2,921	81,631
Fortescue Metals Group Ltd. (a)		75,863	95,339
Goodman Group unit		86,541	378,939
Harvey Norman Holdings Ltd.		27,563	87,892
Healthscope Ltd.		85,416	135,026
Iluka Resources Ltd.		20,763	81,463
Incitec Pivot Ltd.		81,004	180,556
Insurance Australia Group Ltd.		119,343	451,396
Lendlease Group unit		26,453	247,020
Macquarie Group Ltd.		14,716	759,075
Medibank Private Ltd.		134,303	240,712
Mirvac Group unit		179,181	244,657
National Australia Bank Ltd.		128,933	2,561,385
Newcrest Mining Ltd. (b)		37,332	350,947
Orica Ltd.		17,998	183,416
Origin Energy Ltd.		86,138	254,937
Platinum Asset Management Ltd.		12,061	55,832
Qantas Airways Ltd.		31,700	88,152
QBE Insurance Group Ltd.		67,529	528,244
Ramsay Health Care Ltd.		6,952	301,830
realestate.com.au Ltd.		2,477	94,020
Rio Tinto Ltd.		20,843	588,601
Santos Ltd.		82,644	189,535
Scentre Group unit		261,313	816,279
SEEK Ltd.		16,032	166,904
Sonic Healthcare Ltd.		18,905	249,232
South32 Ltd. (b)		255,744	179,502
SP AusNet		90,382	94,651
Stockland Corp. Ltd. unit		116,320	341,292
Suncorp Group Ltd.		62,705	523,121
Sydney Airport unit		52,786	248,564
Tabcorp Holdings Ltd.		38,818	127,613
Tatts Group Ltd.		72,614	216,006
Telstra Corp. Ltd.		209,816	845,423
The GPT Group unit		87,128	304,781
TPG Telecom Ltd.		13,283	95,702
Transurban Group unit		99,122	764,198
Treasury Wine Estates Ltd.		36,626	238,381
Vicinity Centers unit		165,841	345,260
Wesfarmers Ltd.		55,121	1,663,164
Westfield Corp. unit (b)		97,029	690,711
Westpac Banking Corp.		163,304	3,616,574
Woodside Petroleum Ltd.		36,503	735,695
Woolworths Ltd.		62,281	1,082,735

TOTAL AUSTRALIA			37,990,149

Austria - 0.1%
Andritz AG		3,740	173,904
Erste Group Bank AG (b)		13,800	398,635
OMV AG		7,264	186,978
Raiffeisen International Bank-Holding AG (b)		5,467	68,958
Voestalpine AG		5,534	145,539

TOTAL AUSTRIA			974,014

Bailiwick of Jersey - 0.7%
Experian PLC		47,784	815,141
Glencore Xstrata PLC		602,456	776,743
Petrofac Ltd.		12,443	141,802
Randgold Resources Ltd.		4,606	326,890
Shire PLC		29,152	1,635,195
Wolseley PLC		12,812	635,561
WPP PLC		63,714	1,385,620

TOTAL BAILIWICK OF JERSEY			5,716,952

Belgium - 1.1%
Ageas		10,167	412,891
Anheuser-Busch InBev SA NV		39,555	4,974,694
Belgacom SA		7,361	254,450
Colruyt NV		3,370	180,191
Delhaize Group SA		5,106	535,926
Groupe Bruxelles Lambert SA		3,923	298,258
KBC Groep NV		12,301	704,931
Solvay SA Class A		3,650	302,377
Telenet Group Holding NV (b)		2,685	139,765
UCB SA		6,243	533,782
Umicore SA		4,707	173,055

TOTAL BELGIUM			8,510,320

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (b)		112,000	56,651
Alibaba Pictures Group Ltd. (b)		480,000	98,088
Beijing Enterprises Water Group Ltd.		214,000	106,787
Brilliance China Automotive Holdings Ltd.		148,000	142,695
Cheung Kong Infrastructure Holdings Ltd.		31,000	291,569
China Gas Holdings Ltd.		96,000	122,644
China Resource Gas Group Ltd.		44,000	109,798
Cosco Pacific Ltd.		90,707	102,956
Credicorp Ltd. (United States)		3,296	334,083
First Natural Foods Holdings Ltd.		2,740,000	55,664
First Pacific Co. Ltd.		114,852	79,195
GOME Electrical Appliances Holdings Ltd.		582,104	81,595
Haier Electronics Group Co. Ltd.		60,000	105,923
Hanergy Thin Film Power Group Ltd. (b)		576,000	1
Hongkong Land Holdings Ltd.		29,336	184,842
Kerry Properties Ltd.		33,000	76,376
Kunlun Energy Co. Ltd.		162,000	122,230
Li & Fung Ltd.		284,000	163,370
Luye Pharma Group Ltd. (b)		60,000	49,670
Nine Dragons Paper (Holdings) Ltd.		83,000	52,340
Noble Group Ltd.		243,131	53,738
NWS Holdings Ltd.		76,203	113,615
Shangri-La Asia Ltd.		64,000	59,622
Sihuan Pharmaceutical Holdings Group Ltd.		161,000	20,692
Yue Yuen Industrial (Holdings) Ltd.		35,000	120,879

TOTAL BERMUDA			2,705,023

Brazil - 0.7%
Ambev SA		231,600	1,080,468
B2W Companhia Global do Varejo (b)		5,500	18,233
Banco Bradesco SA		38,440	188,269
Banco Bradesco SA:
rights 2/5/16 (b)		1,190	119
rights 2/5/16 (b)		4,019	904
Banco do Brasil SA		41,400	143,355
Banco Santander SA (Brasil) unit		34,900	113,867
BB Seguridade Participacoes SA		33,600	194,302
BM&F BOVESPA SA		82,900	212,649
BR Malls Participacoes SA		21,400	63,508
Brasil Foods SA		32,400	390,683
CCR SA		44,200	141,226
Cetip SA - Mercados Organizado		10,804	103,291
Cielo SA		42,336	358,498
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		15,600	83,152
Companhia Siderurgica Nacional SA (CSN)		35,700	31,685
Cosan SA Industria e Comercio		5,800	36,455
CPFL Energia SA		10,009	40,564
Drogasil SA		9,900	102,668
Duratex SA		17,444	23,114
Embraer SA		32,400	232,968
Energias do Brasil SA		10,900	33,029
Equatorial Energia SA		9,000	81,387
Estacio Participacoes SA		14,400	42,158
Fibria Celulose SA		11,900	131,085
Hypermarcas SA (b)		16,100	89,963
JBS SA		35,300	95,315
Klabin SA unit		26,700	140,182
Kroton Educacional SA		69,052	146,743
Localiza Rent A Car SA		7,480	41,011
Lojas Americanas SA		7,875	22,622
Lojas Renner SA		30,000	133,057
M. Dias Branco SA		1,600	23,205
Multiplan Empreendimentos Imobiliarios SA		3,800	39,332
Natura Cosmeticos SA		8,700	48,744
Odontoprev SA		12,000	30,302
Petroleo Brasileiro SA - Petrobras (ON) (b)		148,600	257,462
Porto Seguro SA		6,100	39,911
Qualicorp SA		10,300	34,738
Sul America SA unit		8,553	38,640
Terna Participacoes SA unit		4,700	20,434
TIM Participacoes SA		44,000	70,074
Totvs SA		6,100	49,412
Tractebel Energia SA		8,100	68,529
Ultrapar Participacoes SA		17,600	261,285
Vale SA		63,500	154,313
Weg SA		26,600	102,814

TOTAL BRAZIL			5,755,725

Canada - 6.0%
Agnico Eagle Mines Ltd. (Canada)		10,551	312,711
Agrium, Inc.		6,701	585,100
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		20,636	898,268
AltaGas Ltd.		7,061	165,222
ARC Resources Ltd.		17,056	229,256
ATCO Ltd. Class I (non-vtg.)		3,589	99,480
Bank of Montreal		31,781	1,706,451
Bank of Nova Scotia		59,702	2,445,783
Barrick Gold Corp.		56,593	562,739
BCE, Inc.		7,065	284,587
BlackBerry Ltd. (b)		24,823	177,016
Bombardier, Inc. Class B (sub. vtg.)		92,012	64,367
Brookfield Asset Management, Inc. Class A		42,503	1,283,069
CAE, Inc.		13,246	138,332
Cameco Corp.		19,176	232,839
Canadian Imperial Bank of Commerce		19,514	1,270,938
Canadian National Railway Co.		39,157	2,122,903
Canadian Natural Resources Ltd.		53,912	1,154,130
Canadian Oil Sands Ltd.		24,038	161,123
Canadian Pacific Railway Ltd.		7,815	939,429
Canadian Tire Ltd. Class A (non-vtg.)		3,517	286,577
Canadian Utilities Ltd. Class A (non-vtg.)		5,989	154,460
CCL Industries, Inc. Class B		1,363	192,157
Cenovus Energy, Inc.		41,173	507,278
CGI Group, Inc. Class A (sub. vtg.) (b)		11,062	474,097
CI Financial Corp.		11,568	255,489
Constellation Software, Inc.		940	342,209
Crescent Point Energy Corp.		24,219	268,485
Dollarama, Inc.		5,920	317,658
Eldorado Gold Corp.		35,085	79,642
Element Financial Corp.		18,700	197,158
Empire Co. Ltd. Class A (non-vtg.)		8,211	155,205
Enbridge, Inc.		42,400	1,472,756
Encana Corp.		40,681	178,591
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,084	558,141
Finning International, Inc.		8,513	108,410
First Capital Realty, Inc.		5,618	75,072
First Quantum Minerals Ltd.		34,031	73,605
Fortis, Inc.		13,735	399,138
Franco-Nevada Corp.		7,601	336,562
George Weston Ltd.		2,475	190,824
Gildan Activewear, Inc.		11,413	288,075
Goldcorp, Inc.		40,993	467,020
Great-West Lifeco, Inc.		14,820	367,300
H&R REIT/H&R Finance Trust		7,034	94,647
Husky Energy, Inc.		17,261	171,760
IGM Financial, Inc.		4,844	124,169
Imperial Oil Ltd.		14,414	441,917
Industrial Alliance Insurance and Financial Services, Inc.		5,053	150,014
Intact Financial Corp.		6,413	384,533
Inter Pipeline Ltd.		16,396	265,679
Jean Coutu Group, Inc. Class A (sub. vtg.)		4,149	58,315
Keyera Corp.		8,457	231,814
Kinross Gold Corp. (b)		56,152	92,591
Linamar Corp.		2,400	93,591
Loblaw Companies Ltd.		11,239	527,813
Magna International, Inc. Class A (sub. vtg.)		20,217	702,378
Manulife Financial Corp.		97,013	1,348,307
MEG Energy Corp. (b)		7,228	29,977
Methanex Corp.		4,497	119,864
Metro, Inc. Class A (sub. vtg.)		11,963	353,621
National Bank of Canada		16,316	465,523
Onex Corp. (sub. vtg.)		4,174	249,475
Open Text Corp.		6,059	296,441
Pembina Pipeline Corp.		17,102	388,698
Peyto Exploration & Development Corp.		7,302	157,049
Potash Corp. of Saskatchewan, Inc.		41,161	671,081
Power Corp. of Canada (sub. vtg.)		18,531	393,002
Power Financial Corp.		12,237	282,406
PrairieSky Royalty Ltd.		7,487	106,568
Restaurant Brands International, Inc.		9,681	326,938
Restaurant Brands International, Inc.		304	10,208
RioCan (REIT)		7,712	136,195
Rogers Communications, Inc. Class B (non-vtg.)		17,799	609,478
Royal Bank of Canada		72,953	3,778,100
Saputo, Inc.		12,618	309,843
Seven Generations Energy Ltd. (b)		8,000	89,999
Shaw Communications, Inc. Class B		19,675	340,580
Silver Wheaton Corp.		20,118	237,096
Smart (REIT)		3,200	70,720
SNC-Lavalin Group, Inc.		7,447	212,901
Sun Life Financial, Inc.		30,021	861,049
Suncor Energy, Inc.		71,183	1,685,953
Teck Resources Ltd. Class B (sub. vtg.) (a)		27,393	102,267
TELUS Corp.		9,896	275,285
The Toronto-Dominion Bank		91,003	3,452,644
Thomson Reuters Corp.		17,319	647,809
Tourmaline Oil Corp. (b)		9,374	186,891
TransCanada Corp.		34,916	1,212,552
Turquoise Hill Resources Ltd. (b)		47,838	100,054
Valeant Pharmaceuticals International, Inc. (Canada) (b)		16,026	1,475,733
Veresen, Inc.		13,930	79,350
Vermilion Energy, Inc.		5,287	141,374
West Fraser Timber Co. Ltd.		3,467	119,163
Yamana Gold, Inc.		45,765	78,731

TOTAL CANADA			47,321,798

Cayman Islands - 2.1%
58.com, Inc. ADR (b)		1,799	100,924
AAC Technology Holdings, Inc.		36,500	233,866
Alibaba Group Holding Ltd. sponsored ADR (b)		24,740	1,658,322
Anta Sports Products Ltd.		47,000	113,618
ASM Pacific Technology Ltd.		11,400	82,932
Baidu.com, Inc. sponsored ADR (b)		6,808	1,111,542
Belle International Holdings Ltd.		227,000	152,944
Car, Inc. (b)		42,000	52,788
Casetek Holdings		6,000	30,987
Chailease Holding Co. Ltd.		49,816	79,074
Cheung Kong Property Holdings Ltd.		132,216	716,655
China Conch Venture Holdings Ltd.		66,500	107,556
China Huishan Dairy Hld Co. Ltd. (a)		305,000	115,156
China Medical System Holdings Ltd.		52,000	61,131
China Mengniu Dairy Co. Ltd.		134,000	186,943
China Resources Land Ltd.		136,634	337,675
China State Construction International Holdings Ltd.		90,000	145,340
CK Hutchison Holdings Ltd.		133,216	1,664,494
Country Garden Holdings Co. Ltd.		280,644	108,775
Ctrip.com International Ltd. sponsored ADR (b)		6,990	298,333
ENN Energy Holdings Ltd.		38,000	171,344
Evergrande Real Estate Group Ltd. (a)		266,000	176,294
GCL-Poly Energy Holdings Ltd. (a)		645,000	83,181
Geely Automobile Holdings Ltd.		250,000	107,627
Haitian International Holdings Ltd.		32,000	38,919
Hengan International Group Co. Ltd.		36,000	322,485
JD.com, Inc. sponsored ADR (b)		8,383	218,209
Kingsoft Corp. Ltd.		41,000	89,081
Longfor Properties Co. Ltd.		68,500	87,512
Melco Crown Entertainment Ltd. sponsored ADR		4,736	72,177
MGM China Holdings Ltd.		43,600	52,488
NetEase, Inc. sponsored ADR		1,958	305,722
New Oriental Education & Technology Group, Inc. sponsored ADR		3,275	102,868
New World China Land Ltd.		128,000	124,279
Qihoo 360 Technology Co. Ltd. ADR (a)(b)		2,280	163,499
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		1,329	58,582
Sands China Ltd.		120,400	420,527
Semiconductor Manufacturing International Corp. (b)		1,306,000	113,404
Shenzhou International Group Holdings Ltd.		28,000	150,139
Shimao Property Holdings Ltd.		66,500	93,755
Shui On Land Ltd.		193,003	47,065
Sino Biopharmaceutical Ltd.		216,000	148,843
SOHO China Ltd.		110,000	51,324
SouFun Holdings Ltd. ADR		6,117	36,457
Sunac China Holdings Ltd.		85,000	52,950
TAL Education Group ADR (b)		1,043	50,033
Tencent Holdings Ltd.		254,400	4,779,337
Tingyi (Cayman Islands) Holding Corp.		94,000	107,396
Vipshop Holdings Ltd. ADR (b)		9,693	124,458
Want Want China Holdings Ltd.		288,000	189,200
WH Group Ltd. (b)		282,000	161,478
Wynn Macau Ltd.		73,600	79,694
Youku Tudou, Inc. ADR (b)		2,914	79,348
YY, Inc. ADR (b)		702	40,793
Zhen Ding Technology Holding Ltd.		21,302	45,074

TOTAL CAYMAN ISLANDS			16,304,597

Chile - 0.2%
AES Gener SA		106,039	46,524
Aguas Andinas SA		131,818	66,149
Banco de Chile		1,180,999	122,007
Banco de Credito e Inversiones		1,679	64,722
Banco Santander Chile		3,139,058	135,700
Cencosud SA		61,309	125,213
Colbun SA		410,469	104,079
Compania Cervecerias Unidas SA		7,485	81,890
Compania de Petroleos de Chile SA (COPEC)		22,349	192,664
CorpBanca SA		7,831,343	59,388
Empresa Nacional de Electricidad SA		167,539	218,172
Empresa Nacional de Telecomunicaciones SA (ENTEL)		5,791	56,782
Empresas CMPC SA		59,673	135,506
Enersis SA		949,852	226,345
LATAM Airlines Group SA (b)		14,275	73,636
S.A.C.I. Falabella		24,675	162,563
Sonda SA		25,854	40,858

TOTAL CHILE			1,912,198

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		1,141,000	407,289
Air China Ltd. (H Shares)		96,000	62,414
Aluminum Corp. of China Ltd. (H Shares) (b)		180,000	54,704
Anhui Conch Cement Co. Ltd. (H Shares)		62,000	121,727
AviChina Industry & Technology Co. Ltd. (H Shares)		104,000	73,073
Bank Communications Co. Ltd. (H Shares)		426,000	260,448
Bank of China Ltd. (H Shares)		3,909,000	1,530,652
Beijing Capital International Airport Co. Ltd. (H Shares)		72,000	65,411
BYD Co. Ltd. (H Shares) (a)(b)		31,500	144,911
CGN Power Co. Ltd.		431,000	127,814
China Cinda Asset Management Co. Ltd. (H Shares)		423,000	133,103
China CITIC Bank Corp. Ltd. (H Shares) (b)		407,000	238,333
China Coal Energy Co. Ltd. (H Shares) (a)		195,000	66,534
China Communications Construction Co. Ltd. (H Shares)		215,000	192,050
China Communications Services Corp. Ltd. (H Shares)		110,000	43,319
China Construction Bank Corp. (H Shares)		4,138,000	2,526,229
China Cosco Holdings Co. Ltd. (H Shares) (b)		117,000	41,885
China Everbright Bank Co. Ltd. (H Shares)		170,000	80,083
China Galaxy Securities Co. Ltd. (H Shares)		168,500	124,650
China International Marine Containers (Group) Ltd. (H Shares)		26,400	41,334
China Life Insurance Co. Ltd. (H Shares)		366,000	887,355
China Longyuan Power Grid Corp. Ltd. (H Shares)		153,000	91,419
China Merchants Bank Co. Ltd. (H Shares)		226,251	439,803
China Minsheng Banking Corp. Ltd. (H Shares)		284,500	252,487
China National Building Materials Co. Ltd. (H Shares)		136,000	56,719
China Oilfield Services Ltd. (H Shares)		88,000	63,891
China Pacific Insurance (Group) Co. Ltd. (H Shares)		130,800	461,548
China Petroleum & Chemical Corp. (H Shares)		1,258,000	710,692
China Railway Construction Corp. Ltd. (H Shares)		95,000	95,405
China Railway Group Ltd. (H Shares)		197,000	142,258
China Shenhua Energy Co. Ltd. (H Shares)		166,000	250,645
China Shipping Container Lines Co. Ltd. (H Shares) (b)		183,000	35,600
China Southern Airlines Ltd. (H Shares)		94,000	57,002
China Telecom Corp. Ltd. (H Shares)		676,000	317,953
China Vanke Co. Ltd. (H Shares)		65,400	149,803
Chongqing Changan Automobile Co. Ltd. (B Shares)		41,400	81,284
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		114,000	58,351
CITIC Securities Co. Ltd. (H Shares)		106,500	207,199
CRRC Corp. Ltd. (H Shares) (a)		213,950	199,950
Dalian Wanda Commercial Properties Co., Ltd.		28,000	135,182
Datang International Power Generation Co. Ltd. (H Shares)		128,000	34,196
Dongfeng Motor Group Co. Ltd. (H Shares)		130,000	154,758
GF Securities Co. Ltd. (b)		67,400	135,980
Great Wall Motor Co. Ltd. (H Shares)		149,500	115,425
Guangzhou Automobile Group Co. Ltd. (H Shares)		102,000	85,988
Guangzhou R&F Properties Co. Ltd. (H Shares)		49,600	53,603
Haitong Securities Co. Ltd. (H Shares)		158,800	241,835
Huadian Power International Corp. Ltd. (H Shares)		84,000	50,215
Huaneng Power International, Inc. (H Shares)		210,000	172,778
Huaneng Renewables Corp. Ltd. (H Shares)		196,000	42,613
Huatai Securities Co. Ltd. (b)		51,200	95,830
Industrial & Commercial Bank of China Ltd. (H Shares)		3,630,000	1,889,202
Jiangsu Expressway Co. Ltd. (H Shares)		58,000	69,787
Jiangxi Copper Co. Ltd. (H Shares)		64,000	64,930
New China Life Insurance Co. Ltd. (H Shares)		36,900	126,389
People's Insurance Co. of China Group (H Shares)		319,000	127,960
PetroChina Co. Ltd. (H Shares)		1,040,000	644,270
PICC Property & Casualty Co. Ltd. (H Shares)		193,289	330,632
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		256,500	1,162,111
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		88,000	56,743
Shanghai Electric Group Co. Ltd. (H Shares)		144,000	63,908
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		21,000	50,432
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		24,800	82,733
Shanghai Pharma Holding Co. Ltd. (H Shares)		32,300	62,574
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		66,500	56,010
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (b)		173,000	70,149
Sinopharm Group Co. Ltd. (H Shares)		58,800	208,864
Sinotrans Ltd. (H Shares)		96,000	43,911
TravelSky Technology Ltd. (H Shares)		46,000	70,253
Tsingtao Brewery Co. Ltd. (H Shares)		18,000	64,274
Weichai Power Co. Ltd. (H Shares)		44,800	42,929
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)		96,000	38,834
Zhejiang Expressway Co. Ltd. (H Shares)		72,000	63,144
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		26,000	134,154
Zijin Mining Group Co. Ltd. (H Shares)		298,000	67,770
ZTE Corp. (H Shares)		36,080	65,567

TOTAL CHINA			17,871,260

Colombia - 0.1%
Cementos Argos SA		19,648	58,660
Corporacion Financiera Colombiana SA		4,088	45,158
Corporacion Financiera Colombiana SA (RFD) (b)		37	392
Ecopetrol SA		231,673	72,696
Grupo de Inversiones Suramerica SA		12,085	131,803
Interconexion Electrica SA ESP		22,403	50,232
Inversiones Argos SA		13,005	66,164

TOTAL COLOMBIA			425,105

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		7,886	130,877
Komercni Banka A/S		743	156,043
Telefonica Czech Rep A/S		3,037	31,142

TOTAL CZECH REPUBLIC			318,062

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		195	246,474
Series B		338	434,879
Carlsberg A/S Series B		5,207	438,990
Christian Hansen Holding A/S		4,846	296,707
Coloplast A/S Series B		5,539	454,743
Danske Bank A/S		34,749	935,146
DSV de Sammensluttede Vognmaend A/S		9,111	354,567
ISS Holdings A/S		7,296	257,937
Novo Nordisk A/S Series B		96,433	5,387,558
Novozymes A/S Series B		11,489	479,542
Pandora A/S		5,410	723,780
TDC A/S		38,696	166,178
Tryg A/S		5,976	114,268
Vestas Wind Systems A/S		10,990	719,123
William Demant Holding A/S (b)		1,188	104,723

TOTAL DENMARK			11,114,615

Egypt - 0.0%
Commercial International Bank SAE		31,900	127,925
Commercial International Bank SAE sponsored GDR		17,695	68,765
Global Telecom Holding (b)		55,582	12,848
Global Telecom Holding GDR (b)		10,000	11,410
Talaat Moustafa Group Holding		53,294	35,053

TOTAL EGYPT			256,001

Finland - 0.7%
Elisa Corp. (A Shares)		6,926	250,854
Fortum Corp.		22,142	348,171
Kone Oyj (B Shares)		16,570	728,320
Metso Corp.		5,293	109,216
Neste Oyj		6,364	199,380
Nokia Corp.		191,039	1,376,142
Nokian Tyres PLC		5,634	191,557
Orion Oyj (B Shares)		4,951	163,344
Sampo Oyj (A Shares)		21,981	1,064,414
Stora Enso Oyj (R Shares)		26,532	216,229
UPM-Kymmene Corp.		26,369	429,731
Wartsila Corp.		7,251	325,696

TOTAL FINLAND			5,403,054

France - 6.7%
Accor SA		10,358	393,379
Aeroports de Paris		1,466	166,069
Air Liquide SA		9,614	994,179
Alcatel-Lucent SA (b)		163,581	648,638
Alstom SA (a)(b)		10,569	283,605
Arkema SA		3,335	208,307
Atos Origin SA		4,305	340,326
AXA SA		96,054	2,373,757
BIC SA		1,391	226,547
BNP Paribas SA		52,046	2,465,513
Bollore Group		42,408	171,156
Bollore Group (b)		186	740
Bouygues SA		9,832	384,865
Bureau Veritas SA		12,907	245,886
Capgemini SA		8,040	734,701
Carrefour SA		27,909	794,312
Casino Guichard Perrachon SA (a)		2,781	126,060
Christian Dior SA		2,699	456,473
CNP Assurances		8,697	116,301
Compagnie de St. Gobain		23,982	988,400
Credit Agricole SA		51,869	517,604
Danone SA		28,967	1,995,113
Dassault Systemes SA		6,317	488,263
Edenred SA		10,375	195,204
EDF SA (b)		5,248	68,860
EDF SA		6,356	83,114
Engie		71,901	1,147,222
Essilor International SA		10,114	1,254,761
Eurazeo SA		2,019	123,248
Eutelsat Communications		8,685	280,695
Fonciere des Regions		1,520	129,149
Gecina SA		1,740	223,672
Groupe Eurotunnel SA		23,129	265,782
Hermes International SCA		1,307	444,659
ICADE		1,608	114,277
Iliad SA		1,301	326,236
Imerys SA		1,728	106,938
Ingenico SA		2,685	316,951
JCDecaux SA		3,678	144,825
Kering SA		3,730	628,589
Klepierre SA		10,860	470,694
L'Oreal SA		4,500	772,641
L'Oreal SA		7,299	1,247,579
L'Oreal SA (b)		597	102,504
Lagardere S.C.A. (Reg.)		5,804	164,937
Legrand SA		13,080	720,453
LVMH Moet Hennessy - Louis Vuitton SA		13,749	2,211,478
Michelin CGDE Series B		9,165	836,153
Natixis SA		45,041	220,367
Numericable Group SA		5,401	214,443
Orange SA		97,448	1,730,253
Pernod Ricard SA		10,448	1,222,766
Peugeot Citroen SA (b)		21,801	324,175
Publicis Groupe SA		9,297	557,684
Remy Cointreau SA		1,172	84,176
Renault SA		9,457	802,454
Rexel SA		14,798	175,248
Safran SA		15,390	997,002
Sanofi SA		58,119	4,833,215
Schneider Electric SA		27,460	1,465,150
SCOR SE		7,634	266,108
Societe Generale Series A		35,639	1,359,543
Sodexo SA		2,100	205,671
Sodexo SA (b)		512	50,307
Sodexo SA (b)		1,068	104,938
Sodexo SA (b)		1,000	98,256
Suez Environnement SA		14,364	266,273
Technip SA		5,103	237,772
Thales SA		5,085	387,044
Total SA		108,577	4,823,091
Unibail-Rodamco		4,848	1,221,995
Valeo SA		3,909	507,929
Veolia Environnement SA		22,225	535,825
VINCI SA		23,531	1,594,160
Vivendi SA (a)		57,118	1,241,750
Wendel SA		1,418	142,000
Zodiac Aerospace		10,041	209,385

TOTAL FRANCE			53,379,795

Germany - 6.0%
adidas AG		10,288	1,059,382
Allianz SE		22,446	3,632,580
Axel Springer Verlag AG		2,164	112,685
BASF AG		45,197	3,012,525
Bayer AG		40,712	4,581,984
Bayerische Motoren Werke AG (BMW)		16,309	1,358,296
Beiersdorf AG		4,986	460,178
Brenntag AG		7,512	368,596
Commerzbank AG (b)		52,398	425,812
Continental AG		5,407	1,134,645
Daimler AG (Germany)		47,405	3,319,003
Deutsche Bank AG		67,869	1,216,277
Deutsche Boerse AG		9,477	808,697
Deutsche Lufthansa AG (b)		11,356	166,520
Deutsche Post AG		47,506	1,151,393
Deutsche Telekom AG		158,283	2,756,162
Deutsche Wohnen AG (Bearer)		16,748	441,546
E.ON AG		98,566	1,009,987
Evonik Industries AG		6,911	213,358
Fraport AG Frankfurt Airport Services Worldwide		2,090	126,762
Fresenius Medical Care AG & Co. KGaA		10,761	955,692
Fresenius SE & Co. KGaA		18,775	1,245,869
GEA Group AG		9,018	378,333
Hannover Reuck SE		2,941	309,533
HeidelbergCement Finance AG		6,943	511,444
Henkel AG & Co. KGaA		5,464	503,833
Hugo Boss AG		3,233	257,485
Infineon Technologies AG		55,499	742,657
K&S AG		9,542	201,723
Kabel Deutschland Holding AG		1,103	141,322
Lanxess AG		4,384	181,003
Linde AG		9,142	1,243,998
MAN SE		1,718	173,592
Merck KGaA		6,385	555,958
Metro AG		8,603	243,768
Muenchener Rueckversicherungs AG		8,193	1,578,557
OSRAM Licht AG		4,316	192,694
ProSiebenSat.1 Media AG		10,794	539,310
RWE AG		23,757	332,777
SAP AG		48,346	3,852,448
Siemens AG		39,002	3,738,333
Symrise AG		5,995	388,771
Telefonica Deutschland Holding AG		28,938	143,535
Thyssenkrupp AG		20,400	315,206
TUI AG		10,000	169,202
TUI AG		14,399	244,535
United Internet AG		6,005	310,779
Volkswagen AG		1,737	228,012
Vonovia SE		22,932	698,939
Zalando SE (b)		4,228	145,606

TOTAL GERMANY			47,881,302

Greece - 0.1%
Alpha Bank AE (b)		68,171	138,261
EFG Eurobank Ergasias SA (b)		88,243	73,363
Folli Follie SA		1,374	21,582
Greek Organization of Football Prognostics SA		11,289	83,682
Hellenic Telecommunications Organization SA		11,640	101,348
Jumbo SA		5,555	59,002
National Bank of Greece SA (b)		264,824	73,192
Piraeus Bank SA (b)		310,826	62,356
Public Power Corp. of Greece		6,826	25,988
Titan Cement Co. SA (Reg.)		2,295	44,255

TOTAL GREECE			683,029

Hong Kong - 2.6%
AIA Group Ltd.		593,200	3,297,875
Bank of East Asia Ltd.		59,807	175,803
Beijing Enterprises Holdings Ltd.		25,000	124,823
BOC Hong Kong (Holdings) Ltd.		182,500	485,836
Cathay Pacific Airways Ltd.		55,000	86,804
China Everbright International Ltd.		118,000	125,485
China Everbright Ltd.		44,000	91,487
China Jinmao Hlds Group Ltd.		182,000	47,635
China Merchants Holdings International Co. Ltd.		57,761	159,428
China Mobile Ltd.		302,000	3,317,223
China Overseas Land and Investment Ltd.		196,000	572,635
China Power International Development Ltd.		155,000	69,228
China Resources Beer Holdings Co. Ltd.		58,372	93,087
China Resources Power Holdings Co. Ltd.		94,523	160,789
China Taiping Insurance Group Ltd. (b)		79,177	167,141
China Unicom Ltd.		294,000	325,725
CITIC Pacific Ltd.		212,000	300,056
CLP Holdings Ltd.		93,500	785,411
CNOOC Ltd.		880,000	896,923
CSPC Pharmaceutical Group Ltd.		202,000	170,835
Far East Horizon Ltd.		92,000	70,886
Fosun International Ltd.		106,500	141,103
Galaxy Entertainment Group Ltd.		114,000	358,156
Goldin Properties Holdings Ltd. (a)(b)		75,000	51,333
Guangdong Investment Ltd.		136,000	174,004
Hang Lung Properties Ltd.		108,000	199,220
Hang Seng Bank Ltd.		37,600	625,198
Henderson Land Development Co. Ltd.		56,331	306,839
HK Electric Investments & HK Electric Investments Ltd. unit		132,500	103,708
HKT Trust/HKT Ltd. unit		130,860	172,145
Hong Kong & China Gas Co. Ltd.		343,000	603,764
Hong Kong Exchanges and Clearing Ltd.		56,073	1,242,613
Hysan Development Co. Ltd.		31,020	120,193
Lenovo Group Ltd.		330,000	296,221
Link (REIT)		111,047	637,075
MTR Corp. Ltd.		70,933	321,151
New World Development Co. Ltd.		270,431	221,380
PCCW Ltd.		196,592	117,926
Power Assets Holdings Ltd.		68,000	621,542
Shanghai Industrial Holdings Ltd.		25,000	54,854
Sino Land Ltd.		146,945	188,782
Sino-Ocean Land Holdings Ltd.		172,091	87,253
SJM Holdings Ltd.		103,000	67,975
Sun Art Retail Group Ltd.		118,500	66,852
Sun Hung Kai Properties Ltd.		84,781	919,810
Swire Pacific Ltd. (A Shares)		29,000	279,758
Swire Properties Ltd.		59,200	154,038
Techtronic Industries Co. Ltd.		67,000	254,212
Wharf Holdings Ltd.		70,000	327,581
Wheelock and Co. Ltd.		44,000	168,453
Yuexiu Property Co. Ltd.		332,000	48,285

TOTAL HONG KONG			20,456,539

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		1,888	91,593
OTP Bank PLC		10,833	229,746
Richter Gedeon PLC		6,668	129,928

TOTAL HUNGARY			451,267

India - 1.7%
ACC Ltd.		1,994	36,607
Adani Ports & Special Economic Zone (b)		41,467	130,742
Aditya Birla Fashion and Retail Ltd. (b)		9,937	32,746
Aditya Birla Nuvo Ltd.		1,911	24,708
Ambuja Cements Ltd.		32,576	94,459
Apollo Hospitals Enterprise Ltd. (b)		3,714	80,951
Ashok Leyland Ltd.		61,000	81,076
Asian Paints India Ltd.		14,070	181,101
Aurobindo Pharma Ltd.		12,514	154,807
Bajaj Auto Ltd. (b)		4,177	144,832
Bharat Forge Ltd.		4,800	59,278
Bharat Heavy Electricals Ltd.		27,745	57,133
Bharat Petroleum Corp. Ltd. (b)		8,348	110,035
Bharti Airtel Ltd.		57,715	247,672
Bharti Infratel Ltd.		22,787	122,033
Bosch Ltd. (b)		383	99,067
Cadila Healthcare Ltd. (b)		11,000	49,544
Cairn India Ltd. (b)		22,631	41,141
Cipla Ltd.		16,830	145,927
Coal India Ltd.		34,030	161,072
Container Corp. of India Ltd.		3,000	52,691
Dabur India Ltd.		25,121	93,174
Divi's Laboratories Ltd.		3,682	62,172
Dr. Reddy's Laboratories Ltd. (b)		5,688	259,842
Eicher Motors Ltd. (b)		610	149,523
GAIL India Ltd.		18,451	100,672
GlaxoSmithKline Consumer Healthcare Ltd. (b)		468	40,314
Glenmark Pharmaceuticals Ltd. (b)		6,500	74,397
Godrej Consumer Products Ltd.		5,828	105,476
HCL Technologies Ltd.		27,516	352,998
Hero Motocorp Ltd. (b)		2,475	94,009
Hindalco Industries Ltd. (b)		53,506	56,239
Hindustan Unilever Ltd.		37,526	453,370
Housing Development Finance Corp. Ltd.		73,414	1,285,127
ICICI Bank Ltd. (b)		54,774	186,555
Idea Cellular Ltd. (b)		50,783	77,659
Indiabulls Housing Finance Ltd.		14,085	147,744
Infosys Ltd.		87,900	1,511,040
Infosys Ltd. sponsored ADR		2,400	42,984
ITC Ltd.		110,496	523,944
JSW Steel Ltd. (b)		4,019	63,005
Larsen & Toubro Ltd. (b)		15,249	249,375
LIC Housing Finance Ltd. (b)		14,229	100,830
Lupin Ltd.		10,710	271,253
Mahindra & Mahindra Financial Services Ltd. (b)		14,579	44,922
Mahindra & Mahindra Ltd. (b)		18,347	335,156
Marico Ltd.		22,955	75,299
Maruti Suzuki India Ltd. (b)		5,100	309,094
Motherson Sumi Systems Ltd.		14,893	58,811
Nestle India Ltd.		1,094	88,653
NTPC Ltd.		75,871	160,085
Oil & Natural Gas Corp. Ltd.		40,845	137,174
Piramal Enterprises Ltd. (b)		3,759	55,105
Power Finance Corp. Ltd.		12,331	32,096
Reliance Communication Ltd. (b)		44,079	40,741
Reliance Industries Ltd.		63,577	975,139
Rural Electrification Corp. Ltd.		15,308	43,744
Shree Cement Ltd.		380	59,351
Shriram Transport Finance Co. Ltd.		7,177	89,717
Siemens India Ltd. (b)		3,099	46,854
State Bank of India (b)		74,557	199,283
Sun Pharmaceutical Industries Ltd.		47,422	613,824
Tata Consultancy Services Ltd.		23,204	820,767
Tata Motors Ltd. (b)		39,687	199,092
Tata Motors Ltd. Class A (b)		19,262	75,821
Tata Power Co. Ltd.		53,092	47,253
Tata Steel Ltd.		13,946	51,806
Tech Mahindra Ltd.		11,736	87,191
Ultratech Cemco Ltd. (b)		1,728	72,675
United Breweries Ltd. (b)		3,186	36,427
United Spirits Ltd. (b)		2,850	104,987
UPL Ltd.		13,390	86,831
Vedanta Ltd. (b)		54,911	59,020
Wipro Ltd.		30,646	255,080
Zee Entertainment Enterprises Ltd.		27,752	172,734

TOTAL INDIA			13,844,056

Indonesia - 0.6%
PT Adaro Energy Tbk		776,300	29,974
PT AKR Corporindo Tbk		96,000	51,537
PT Astra Agro Lestari Tbk		20,800	26,017
PT Astra International Tbk		986,100	468,839
PT Bank Central Asia Tbk		602,900	578,086
PT Bank Danamon Indonesia Tbk Series A		148,500	43,980
PT Bank Mandiri (Persero) Tbk		465,900	329,020
PT Bank Negara Indonesia (Persero) Tbk		377,400	136,085
PT Bank Rakyat Indonesia Tbk		540,600	445,848
PT Bumi Serpong Damai Tbk		340,000	43,285
PT Charoen Pokphand Indonesia Tbk		364,900	89,875
PT Global Mediacom Tbk		324,300	18,973
PT Gudang Garam Tbk		23,800	101,485
PT Hanjaya Mandala Sampoerna Tbk		18,500	139,417
PT Indocement Tunggal Prakarsa Tbk		71,100	102,871
PT Indofood CBP Sukses Makmur Tbk		63,600	67,360
PT Indofood Sukses Makmur Tbk		222,200	101,105
PT Jasa Marga Tbk		108,100	45,497
PT Kalbe Farma Tbk		1,031,000	100,809
PT Lippo Karawaci Tbk		913,900	70,306
PT Matahari Department Store Tbk		116,400	136,652
PT Media Nusantara Citra Tbk		207,100	18,117
PT Perusahaan Gas Negara Tbk Series B		511,000	90,319
PT Semen Gresik (Persero) Tbk		144,600	117,360
PT Summarecon Agung Tbk		450,000	47,977
PT Surya Citra Media Tbk		301,300	59,712
PT Telkomunikasi Indonesia Tbk Series B		2,467,000	605,252
PT Tower Bersama Infrastructure Tbk (b)		94,100	43,451
PT Unilever Indonesia Tbk		74,900	200,918
PT United Tractors Tbk		81,200	103,779
PT XL Axiata Tbk (b)		152,800	41,014

TOTAL INDONESIA			4,454,920

Ireland - 0.3%
Bank of Ireland (b)		1,361,647	449,080
CRH PLC		39,756	1,054,510
CRH PLC sponsored ADR		800	21,536
James Hardie Industries PLC CDI		21,778	252,358
Kerry Group PLC Class A		7,832	638,643
Ryanair Holdings PLC		806	11,992
Ryanair Holdings PLC sponsored ADR		1,356	106,243

TOTAL IRELAND			2,534,362

Isle of Man - 0.0%
Genting Singapore PLC		295,400	147,342
New Europe Property Investments PLC		10,814	117,636

TOTAL ISLE OF MAN			264,978

Israel - 0.5%
Azrieli Group		1,864	65,650
Bank Hapoalim BM (Reg.)		52,141	240,248
Bank Leumi le-Israel BM (b)		69,905	229,263
Bezeq The Israel Telecommunication Corp. Ltd.		93,909	201,081
Check Point Software Technologies Ltd. (b)		3,305	260,467
Delek Group Ltd.		224	37,971
Israel Chemicals Ltd.		26,982	107,838
Mizrahi Tefahot Bank Ltd.		6,902	76,935
NICE Systems Ltd.		1,986	119,167
NICE Systems Ltd. sponsored ADR		773	46,790
Taro Pharmaceutical Industries Ltd. (b)		379	55,258
Teva Pharmaceutical Industries Ltd.		33,743	2,040,358
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,242	691,158

TOTAL ISRAEL			4,172,184

Italy - 1.4%
Assicurazioni Generali SpA		57,498	863,318
Atlantia SpA		20,368	533,690
Banca Monte dei Paschi di Siena SpA (b)		133,013	96,548
Banco Popolare Societa Cooperativa (b)		17,298	161,121
Enel Green Power SpA		83,140	162,950
Enel SpA		347,231	1,425,619
Eni SpA		125,475	1,820,909
EXOR SpA		4,801	156,508
Finmeccanica SpA (b)		19,904	237,114
Intesa Sanpaolo SpA		620,650	1,768,336
Intesa Sanpaolo SpA (Risparmio Shares)		49,193	130,801
Luxottica Group SpA		8,350	521,944
Mediobanca SpA		27,154	217,623
Prysmian SpA		9,771	201,040
Saipem SpA (a)		13,593	8,425
Saipem SpA rights 2/11/16 (a)(b)		13,593	42,960
Snam Rete Gas SpA		102,760	576,573
Telecom Italia SpA (a)(b)		561,770	625,241
Terna SpA		75,174	402,856
UniCredit SpA		234,936	908,220
Unione di Banche Italiane ScpA		44,068	206,500
Unipolsai SpA		56,760	120,607

TOTAL ITALY			11,188,903

Japan - 16.7%
ABC-MART, Inc.		1,300	70,760
ACOM Co. Ltd. (b)		19,400	88,157
AEON Co. Ltd.		31,900	425,742
AEON Financial Service Co. Ltd.		5,500	126,528
AEON MALL Co. Ltd.		5,870	89,713
Air Water, Inc.		8,000	127,200
Aisin Seiki Co. Ltd.		9,400	399,149
Ajinomoto Co., Inc.		28,000	665,955
Alfresa Holdings Corp.		8,800	163,954
All Nippon Airways Ltd.		58,000	170,233
Alps Electric Co. Ltd.		8,800	174,473
Amada Holdings Co. Ltd.		17,300	163,393
Aozora Bank Ltd.		56,000	187,573
Asahi Glass Co. Ltd.		47,000	286,571
Asahi Group Holdings		19,000	609,840
Asahi Kasei Corp.		62,000	402,837
Asics Corp.		8,100	150,379
Astellas Pharma, Inc.		103,900	1,438,658
Bandai Namco Holdings, Inc.		8,600	195,647
Bank of Kyoto Ltd.		17,000	131,876
Bank of Yokohama Ltd.		56,000	298,688
Benesse Holdings, Inc.		3,200	89,487
Bridgestone Corp.		32,000	1,165,823
Brother Industries Ltd.		11,800	119,247
Calbee, Inc.		3,700	153,760
Canon, Inc.		52,400	1,464,183
Casio Computer Co. Ltd. (a)		10,100	195,972
Central Japan Railway Co.		7,100	1,317,857
Chiba Bank Ltd.		34,000	210,318
Chubu Electric Power Co., Inc.		31,700	407,138
Chugai Pharmaceutical Co. Ltd.		11,000	336,983
Chugoku Electric Power Co., Inc.		14,800	197,316
Citizen Holdings Co. Ltd.		13,200	80,540
Credit Saison Co. Ltd.		7,100	133,492
Dai Nippon Printing Co. Ltd.		27,000	252,606
Dai-ichi Mutual Life Insurance Co.		53,000	732,553
Daicel Chemical Industries Ltd.		14,000	205,955
Daihatsu Motor Co. Ltd.		9,700	151,429
Daiichi Sankyo Kabushiki Kaisha		31,400	653,780
Daikin Industries Ltd.		11,500	777,014
Dainippon Sumitomo Pharma Co. Ltd.		8,100	90,252
Daito Trust Construction Co. Ltd.		3,500	444,976
Daiwa House Industry Co. Ltd.		29,500	832,877
Daiwa Securities Group, Inc.		82,000	512,411
DENSO Corp.		23,900	1,030,759
Dentsu, Inc.		10,700	568,665
Don Quijote Holdings Co. Ltd.		5,800	196,417
East Japan Railway Co.		16,300	1,498,262
Eisai Co. Ltd.		12,400	749,508
Electric Power Development Co. Ltd.		7,300	246,295
FamilyMart Co. Ltd.		3,000	140,389
Fanuc Corp.		9,900	1,325,508
Fast Retailing Co. Ltd.		2,600	840,701
Fuji Electric Co. Ltd.		27,000	93,863
Fuji Heavy Industries Ltd.		28,900	1,182,672
Fujifilm Holdings Corp.		22,700	877,079
Fujitsu Ltd.		91,000	380,009
Fukuoka Financial Group, Inc.		37,000	157,027
GungHo Online Entertainment, Inc. (a)		20,100	53,443
Gunma Bank Ltd.		19,000	105,203
Hakuhodo DY Holdings, Inc.		11,500	122,553
Hamamatsu Photonics K.K.		7,200	178,908
Hankyu Hanshin Holdings, Inc.		55,000	343,121
Hikari Tsushin, Inc.		900	59,410
Hino Motors Ltd.		12,900	146,392
Hirose Electric Co. Ltd.		1,465	166,479
Hiroshima Bank Ltd.		25,000	125,159
Hisamitsu Pharmaceutical Co., Inc.		2,700	121,484
Hitachi Chemical Co. Ltd.		5,100	89,662
Hitachi Construction Machinery Co. Ltd.		5,500	80,200
Hitachi High-Technologies Corp.		3,400	96,479
Hitachi Ltd.		238,000	1,176,202
Hitachi Metals Ltd.		10,800	121,517
Hokuhoku Financial Group, Inc.		60,000	111,294
Hokuriku Electric Power Co., Inc.		8,200	116,043
Honda Motor Co. Ltd.		80,200	2,173,982
Hoshizaki Electric Co. Ltd.		1,900	132,869
Hoya Corp.		20,600	795,207
Hulic Co. Ltd.		14,400	124,168
Idemitsu Kosan Co. Ltd.		4,200	62,995
IHI Corp.		67,000	143,169
Iida Group Holdings Co. Ltd.		7,900	140,833
INPEX Corp.		47,000	418,461
Isetan Mitsukoshi Holdings Ltd.		17,700	224,768
Isuzu Motors Ltd.		29,500	298,922
Itochu Corp.		77,700	913,203
ITOCHU Techno-Solutions Corp.		2,400	38,972
Iyo Bank Ltd.		12,100	102,572
J. Front Retailing Co. Ltd.		11,900	164,128
Japan Airlines Co. Ltd.		6,000	225,200
Japan Airport Terminal Co. Ltd.		2,100	84,242
Japan Exchange Group, Inc.		26,800	381,014
Japan Post Bank Co. Ltd. (b)		20,000	248,525
Japan Post Holdings Co. Ltd. (b)		22,000	296,221
Japan Prime Realty Investment Corp.		40	144,028
Japan Real Estate Investment Corp.		64	339,968
Japan Retail Fund Investment Corp.		118	249,955
Japan Tobacco, Inc.		54,100	2,118,759
JFE Holdings, Inc.		24,200	328,056
JGC Corp.		10,000	158,630
Joyo Bank Ltd.		31,000	125,897
JSR Corp.		9,400	136,510
JTEKT Corp.		9,800	158,119
JX Holdings, Inc.		109,200	417,035
Kajima Corp.		41,000	231,926
Kakaku.com, Inc.		7,000	135,807
Kamigumi Co. Ltd.		11,000	99,132
Kaneka Corp.		14,000	133,984
Kansai Electric Power Co., Inc. (b)		34,400	373,952
Kansai Paint Co. Ltd.		11,700	163,466
Kao Corp.		24,800	1,330,901
Kawasaki Heavy Industries Ltd.		69,000	213,657
KDDI Corp.		86,000	2,177,744
Keihan Electric Railway Co., Ltd.		26,000	163,081
Keihin Electric Express Railway Co. Ltd.		22,000	182,322
Keio Corp.		27,000	239,957
Keisei Electric Railway Co.		14,000	186,118
Keyence Corp.		2,210	1,042,867
Kikkoman Corp.		7,000	233,338
Kintetsu Group Holdings Co. Ltd.		88,000	362,876
Kirin Holdings Co. Ltd.		40,100	569,463
Kobe Steel Ltd.		151,000	146,735
Koito Manufacturing Co. Ltd.		5,000	231,667
Komatsu Ltd.		45,400	678,808
Konami Holdings Corp.		4,600	106,520
Konica Minolta, Inc.		22,700	191,338
Kose Corp.		1,500	139,425
Kubota Corp.		55,200	815,855
Kuraray Co. Ltd.		17,500	211,089
Kurita Water Industries Ltd.		5,300	112,727
Kyocera Corp.		15,800	658,850
Kyowa Hakko Kirin Co., Ltd.		11,000	159,467
Kyushu Electric Power Co., Inc. (b)		21,100	228,016
Kyushu Financial Group, Inc. (b)		17,300	107,911
Lawson, Inc.		3,200	252,661
LIXIL Group Corp.		13,300	280,699
M3, Inc.		9,500	217,887
Mabuchi Motor Co. Ltd.		2,400	129,573
Makita Corp.		5,900	332,092
Marubeni Corp.		80,200	383,587
Marui Group Co. Ltd.		10,700	169,761
Maruichi Steel Tube Ltd.		2,400	67,961
Mazda Motor Corp.		26,700	485,879
McDonald's Holdings Co. (Japan) Ltd.		3,400	67,059
Medipal Holdings Corp.		6,600	107,050
Meiji Holdings Co. Ltd.		6,000	503,628
Minebea Ltd.		16,000	125,387
Miraca Holdings, Inc.		2,800	115,554
Mitsubishi Chemical Holdings Corp.		66,800	372,560
Mitsubishi Corp.		66,900	1,072,402
Mitsubishi Electric Corp.		95,000	881,703
Mitsubishi Estate Co. Ltd.		62,000	1,227,394
Mitsubishi Gas Chemical Co., Inc.		19,000	90,814
Mitsubishi Heavy Industries Ltd.		149,000	585,599
Mitsubishi Logistics Corp.		6,000	82,272
Mitsubishi Materials Corp.		54,000	166,568
Mitsubishi Motors Corp. of Japan		31,000	250,343
Mitsubishi Tanabe Pharma Corp.		11,200	184,037
Mitsubishi UFJ Financial Group, Inc.		627,000	3,215,193
Mitsubishi UFJ Lease & Finance Co. Ltd.		24,800	123,122
Mitsui & Co. Ltd.		84,000	954,800
Mitsui Chemicals, Inc.		39,000	170,732
Mitsui Fudosan Co. Ltd.		46,000	1,082,881
Mitsui OSK Lines Ltd.		56,000	110,960
mixi, Inc.		2,200	70,489
Mizuho Financial Group, Inc.		1,156,800	2,001,519
MS&AD Insurance Group Holdings, Inc.		24,900	676,309
Murata Manufacturing Co. Ltd.		10,000	1,156,679
Nabtesco Corp.		5,900	102,082
Nagoya Railroad Co. Ltd.		41,000	186,989
NEC Corp.		129,000	341,661
New Hampshire Foods Ltd.		9,000	174,639
Nexon Co. Ltd.		6,100	99,011
NGK Insulators Ltd.		13,000	271,812
NGK Spark Plug Co. Ltd.		8,800	207,912
NHK Spring Co. Ltd.		7,700	75,889
Nidec Corp.		11,000	750,517
Nikon Corp. (a)		16,500	242,739
Nintendo Co. Ltd.		5,200	729,111
Nippon Building Fund, Inc.		69	356,885
Nippon Electric Glass Co. Ltd.		20,000	103,513
Nippon Express Co. Ltd.		41,000	192,055
Nippon Paint Holdings Co. Ltd.		7,000	133,800
Nippon Prologis REIT, Inc.		71	126,362
Nippon Steel & Sumitomo Metal Corp.		37,470	671,623
Nippon Telegraph & Telephone Corp.		36,800	1,566,672
Nippon Yusen KK		78,000	167,336
Nissan Motor Co. Ltd.		122,300	1,216,362
Nisshin Seifun Group, Inc.		10,795	174,752
Nissin Food Holdings Co. Ltd.		3,300	168,221
Nitori Holdings Co. Ltd.		3,600	292,413
Nitto Denko Corp.		8,100	465,784
NKSJ Holdings, Inc.		16,450	487,854
NOK Corp.		4,700	97,713
Nomura Holdings, Inc.		178,900	970,880
Nomura Real Estate Holdings, Inc.		5,900	103,611
Nomura Real Estate Master Fund, Inc. (b)		178	218,959
Nomura Research Institute Ltd.		6,020	218,454
NSK Ltd.		23,200	240,425
NTT Data Corp.		6,300	303,560
NTT DOCOMO, Inc.		72,200	1,601,269
NTT Urban Development Co.		5,900	57,925
Obayashi Corp.		32,100	289,589
OBIC Co. Ltd.		3,100	160,580
Odakyu Electric Railway Co. Ltd.		30,000	319,093
Oji Holdings Corp.		38,000	153,466
Olympus Corp.		13,400	522,518
OMRON Corp.		9,700	252,098
Ono Pharmaceutical Co. Ltd.		4,100	660,768
Oracle Corp. Japan		1,800	81,748
Oriental Land Co. Ltd.		9,900	632,168
ORIX Corp.		65,100	920,674
Osaka Gas Co. Ltd.		91,000	345,148
Otsuka Corp.		2,500	124,022
Otsuka Holdings Co. Ltd.		19,200	645,918
Panasonic Corp.		108,800	1,021,649
Park24 Co. Ltd.		4,700	130,930
Rakuten, Inc.		46,000	475,405
Recruit Holdings Co. Ltd.		7,000	220,991
Resona Holdings, Inc.		108,900	500,805
Ricoh Co. Ltd.		35,000	338,398
Rinnai Corp.		1,900	174,484
ROHM Co. Ltd.		4,800	218,140
Ryohin Keikaku Co. Ltd.		1,200	254,521
Sankyo Co. Ltd. (Gunma)		2,400	91,785
Sanrio Co. Ltd.		2,500	57,892
Santen Pharmaceutical Co. Ltd.		18,200	290,743
SBI Holdings, Inc. Japan		10,430	104,324
Secom Co. Ltd.		10,300	717,722
Sega Sammy Holdings, Inc.		9,600	90,467
Seibu Holdings, Inc.		5,800	116,002
Seiko Epson Corp.		13,800	193,516
Sekisui Chemical Co. Ltd.		20,700	252,997
Sekisui House Ltd.		29,700	467,507
Seven & i Holdings Co. Ltd.		37,000	1,650,291
Seven Bank Ltd.		28,800	122,659
Shikoku Electric Power Co., Inc.		8,800	127,859
Shimadzu Corp.		13,000	201,289
Shimamura Co. Ltd.		1,100	123,047
SHIMANO, Inc.		3,900	622,147
SHIMIZU Corp.		29,000	224,820
Shin-Etsu Chemical Co. Ltd.		20,200	1,031,741
Shinsei Bank Ltd.		86,000	134,415
Shionogi & Co. Ltd.		14,700	641,500
Shiseido Co. Ltd.		17,900	337,884
Shizuoka Bank Ltd.		26,000	226,972
Showa Shell Sekiyu K.K.		8,700	71,007
SMC Corp.		2,600	588,856
SoftBank Corp.		47,200	2,078,476
Sohgo Security Services Co., Ltd.		2,900	141,674
Sony Corp.		62,100	1,441,298
Sony Financial Holdings, Inc.		8,800	145,615
Stanley Electric Co. Ltd.		7,000	154,055
Sumitomo Chemical Co. Ltd.		74,000	375,994
Sumitomo Corp.		54,600	544,261
Sumitomo Electric Industries Ltd.		37,200	490,145
Sumitomo Heavy Industries Ltd.		26,000	102,934
Sumitomo Metal Mining Co. Ltd.		24,000	254,666
Sumitomo Mitsui Financial Group, Inc.		62,600	2,100,143
Sumitomo Mitsui Trust Holdings, Inc.		164,000	524,373
Sumitomo Realty & Development Co. Ltd.		18,000	504,581
Sumitomo Rubber Industries Ltd.		8,100	102,804
Suntory Beverage & Food Ltd.		6,900	319,112
Suzuken Co. Ltd.		3,930	135,939
Suzuki Motor Corp.		18,000	552,654
Sysmex Corp.		7,200	463,627
T&D Holdings, Inc.		28,200	322,686
Taiheiyo Cement Corp.		58,000	167,210
Taisei Corp.		52,000	323,625
Taisho Pharmaceutical Holdings Co. Ltd.		1,600	107,869
Taiyo Nippon Sanso Corp.		7,000	63,344
Takashimaya Co. Ltd.		14,000	119,906
Takeda Pharmaceutical Co. Ltd.		38,900	1,883,686
TDK Corp.		6,100	335,069
Teijin Ltd.		46,000	168,541
Terumo Corp.		14,800	470,575
The Chugoku Bank Ltd.		7,800	92,854
The Hachijuni Bank Ltd.		21,000	117,430
The Suruga Bank Ltd.		8,600	156,138
THK Co. Ltd.		5,800	92,676
Tobu Railway Co. Ltd.		48,000	234,110
Toho Co. Ltd.		5,400	141,191
Toho Gas Co. Ltd.		19,000	124,959
Tohoku Electric Power Co., Inc.		22,300	280,050
Tokio Marine Holdings, Inc.		33,500	1,198,618
Tokyo Electric Power Co., Inc. (b)		70,100	352,246
Tokyo Electron Ltd.		8,400	543,905
Tokyo Gas Co. Ltd.		113,000	520,664
Tokyo Tatemono Co. Ltd.		10,000	107,583
Tokyu Corp.		54,000	420,870
Tokyu Fudosan Holdings Corp.		25,000	163,956
TonenGeneral Sekiyu K.K.		14,000	114,131
Toppan Printing Co. Ltd.		26,000	226,249
Toray Industries, Inc.		72,000	610,331
Toshiba Corp. (b)		200,000	333,931
Toto Ltd.		6,800	220,694
Toyo Seikan Group Holdings Ltd.		8,100	146,979
Toyo Suisan Kaisha Ltd.		4,400	152,375
Toyoda Gosei Co. Ltd.		3,100	67,163
Toyota Industries Corp.		8,100	406,541
Toyota Motor Corp.		134,500	8,100,876
Toyota Tsusho Corp.		10,500	240,317
Trend Micro, Inc.		5,200	218,757
Unicharm Corp.		18,200	355,262
United Urban Investment Corp.		131	179,289
USS Co. Ltd.		10,800	165,906
West Japan Railway Co.		8,000	518,311
Yahoo! Japan Corp.		70,400	268,570
Yakult Honsha Co. Ltd.		4,400	202,685
Yamada Denki Co. Ltd.		38,600	186,927
Yamaguchi Financial Group, Inc.		10,000	108,288
Yamaha Corp.		8,000	190,947
Yamaha Motor Co. Ltd.		13,000	260,398
Yamato Holdings Co. Ltd.		17,000	373,248
Yamazaki Baking Co. Ltd.		5,000	109,065
Yaskawa Electric Corp.		11,300	125,398
Yokogawa Electric Corp.		10,900	122,048
Yokohama Rubber Co. Ltd.		5,000	74,959

TOTAL JAPAN			132,955,661

Korea (South) - 3.0%
AMOREPACIFIC Corp.		1,575	532,748
AMOREPACIFIC Group, Inc.		1,350	167,939
BGFretail Co. Ltd.		400	71,528
BS Financial Group, Inc.		13,104	98,292
Celltrion, Inc. (b)		3,413	320,012
Cheil Industries, Inc. (b)		3,764	470,733
Cheil Worldwide, Inc. (b)		3,971	74,948
CJ CheilJedang Corp.		398	135,968
CJ Corp.		688	168,694
CJ E&M Corp. (b)		968	74,284
Coway Co. Ltd.		2,617	213,713
Daelim Industrial Co.		1,369	89,452
Daewoo Engineering & Construction Co. Ltd. (b)		5,285	24,382
Daewoo International Corp.		1,866	24,031
Daewoo Securities Co. Ltd.		8,261	54,554
DGB Financial Group Co. Ltd.		8,453	62,753
Dong Suh Companies, Inc.		1,800	46,977
Dongbu Insurance Co. Ltd.		2,002	112,846
Doosan Co. Ltd.		397	25,223
Doosan Heavy Industries & Construction Co. Ltd.		2,575	36,220
E-Mart Co. Ltd.		988	134,627
GS Engineering & Construction Corp. (b)		2,418	51,236
GS Holdings Corp.		2,392	100,478
GS Retail Co. Ltd.		1,387	75,493
Hana Financial Group, Inc.		14,409	257,324
Hankook Tire Co. Ltd.		3,644	141,026
Hanmi Pharm Co. Ltd.		257	151,604
Hanmi Science Co. Ltd.		607	80,387
Hanon Systems		1,815	78,873
Hanssem Co. Ltd.		525	119,295
Hanwha Chemical Corp.		5,311	115,957
Hanwha Corp.		2,212	67,713
Hanwha Life Insurance Co. Ltd.		10,157	58,357
Hotel Shilla Co.		1,611	87,575
Hyosung Corp.		1,069	97,158
Hyundai Department Store Co. Ltd.		724	76,986
Hyundai Engineering & Construction Co. Ltd.		3,861	118,198
Hyundai Fire & Marine Insurance Co. Ltd.		3,433	92,239
Hyundai Glovis Co. Ltd.		928	158,089
Hyundai Heavy Industries Co. Ltd. (b)		2,035	157,019
Hyundai Industrial Development & Construction Co.		2,743	103,449
Hyundai Mobis		3,357	723,752
Hyundai Motor Co.		7,538	838,812
Hyundai Steel Co.		3,985	162,554
Hyundai Wia Corp.		851	74,932
Industrial Bank of Korea		13,546	130,064
Kakao Corp.		1,495	136,486
Kangwon Land, Inc.		5,734	196,546
KB Financial Group, Inc.		18,999	482,286
KCC Corp.		275	100,455
KEPCO Plant Service & Engineering Co. Ltd.		1,053	87,140
Kia Motors Corp.		12,858	484,469
Korea Aerospace Industries Ltd.		2,078	123,136
Korea Electric Power Corp.		12,620	549,773
Korea Express Co. Ltd. (b)		290	52,939
Korea Gas Corp.		1,372	42,722
Korea Investment Holdings Co. Ltd.		1,869	72,567
Korea Zinc Co. Ltd.		435	157,594
Korean Air Lines Co. Ltd. (b)		1,624	33,527
KT Corp. (b)		2,367	54,158
KT&G Corp.		5,446	468,050
Kumho Petro Chemical Co. Ltd.		661	27,939
LG Chemical Ltd.		2,187	543,082
LG Corp.		4,619	283,627
LG Display Co. Ltd.		11,248	205,156
LG Electronics, Inc.		5,161	249,712
LG Household & Health Care Ltd.		457	378,059
LG Innotek Co. Ltd.		740	50,995
LG Telecom Ltd.		10,329	83,132
Lotte Chemical Corp.		773	178,413
Lotte Chilsung Beverage Co. Ltd.		31	56,019
Lotte Confectionery Co. Ltd.		34	68,663
Lotte Shopping Co. Ltd.		549	108,380
Mirae Asset Securities Co. Ltd.		4,266	67,213
NAVER Corp.		1,380	722,085
NCSOFT Corp.		869	169,771
Oci Co. Ltd.		782	43,413
Orion Corp.		175	150,041
Ottogi Corp.		61	71,605
Paradise Co. Ltd.		2,308	28,620
POSCO		3,444	512,280
S-Oil Corp.		2,152	140,601
S1 Corp.		932	78,890
Samsung Card Co. Ltd.		1,733	54,803
Samsung Electro-Mechanics Co. Ltd.		2,870	132,234
Samsung Electronics Co. Ltd.		5,424	5,207,460
Samsung Fire & Marine Insurance Co. Ltd.		1,749	433,257
Samsung Heavy Industries Co. Ltd.		7,539	65,912
Samsung Life Insurance Co. Ltd.		3,891	355,655
Samsung SDI Co. Ltd.		2,686	210,886
Samsung SDS Co. Ltd.		1,510	279,264
Samsung Securities Co. Ltd.		2,868	90,545
Shinhan Financial Group Co. Ltd.		21,017	674,151
Shinsegae Co. Ltd.		326	57,636
SK C&C Co. Ltd.		1,798	352,904
SK Energy Co. Ltd. (b)		3,191	349,961
SK Hynix, Inc.		28,650	656,230
SK Networks Co. Ltd.		4,762	21,630
SK Telecom Co. Ltd.		470	81,815
Woori Bank		16,595	121,727
Woori Investment & Securities Co. Ltd.		6,795	54,365
Yuhan Corp.		393	109,066

TOTAL KOREA (SOUTH)			23,627,539

Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)		48,899	185,511
Millicom International Cellular SA (depository receipt)		3,207	141,677
RTL Group SA		1,953	158,189
SES SA (France) (depositary receipt)		16,098	420,922
Tenaris SA		23,193	240,184

TOTAL LUXEMBOURG			1,146,483

Malaysia - 0.7%
AirAsia Bhd		47,900	16,465
Alliance Financial Group Bhd		55,300	45,460
AMMB Holdings Bhd		90,300	95,092
Astro Malaysia Holdings Bhd		76,900	51,776
Axiata Group Bhd		124,636	168,750
Berjaya Sports Toto Bhd		41,432	31,554
British American Tobacco (Malaysia) Bhd		6,700	93,499
Bumi Armada Bhd		126,300	31,832
Bumiputra-Commerce Holdings Bhd		250,134	250,973
Dialog Group Bhd		176,122	67,281
DiGi.com Bhd		170,400	200,574
Felda Global Ventures Holdings Bhd		72,600	30,246
Gamuda Bhd		85,500	94,224
Genting Bhd		109,800	208,693
Genting Malaysia Bhd		145,300	156,830
Genting Plantations Bhd		10,000	27,532
Hap Seng Consolidated Bhd		27,900	48,406
Hartalega Holdings Bhd		32,600	42,407
Hong Leong Bank Bhd		31,800	100,441
Hong Leong Credit Bhd		10,200	34,000
IHH Healthcare Bhd		122,000	192,901
IJM Corp. Bhd		150,600	125,414
IOI Corp. Bhd		145,500	170,518
IOI Properties Group Sdn Bhd		72,600	37,378
Kuala Lumpur Kepong Bhd		22,400	129,218
Lafarge Malaysia Bhd		22,800	51,039
Malayan Banking Bhd		236,147	489,093
Malaysia Airports Holdings Bhd		40,502	56,687
Maxis Bhd		93,300	128,871
MISC Bhd		53,100	112,435
Petronas Chemicals Group Bhd		143,200	248,598
Petronas Dagangan Bhd		11,800	72,603
Petronas Gas Bhd		33,300	184,280
PPB Group Bhd		22,500	90,116
Public Bank Bhd		125,200	555,582
RHB Capital Bhd		30,692	40,356
SapuraKencana Petroleum Bhd		172,000	78,769
Sime Darby Bhd		151,337	294,212
Telekom Malaysia Bhd		54,626	85,749
Tenaga Nasional Bhd		167,200	548,527
UMW Holdings Bhd		27,400	46,417
Westports Holdings Bhd		48,000	47,016
YTL Corp. Bhd		214,626	80,810
YTL Power International Bhd		80,850	28,646

TOTAL MALAYSIA			5,691,270

Malta - 0.0%
Brait SA		16,202	168,867
Mauritius - 0.0%
Golden Agri-Resources Ltd.		354,000	92,732
Mexico - 0.9%
Alfa SA de CV Series A		138,200	256,928
America Movil S.A.B. de CV Series L		1,559,400	1,099,625
CEMEX S.A.B. de CV unit		663,070	299,771
Coca-Cola FEMSA S.A.B. de CV Series L		24,400	171,521
Compartamos S.A.B. de CV		49,300	88,175
Controladora Comercial Mexicana S.A.B de C.V. (b)		21,100	18,753
El Puerto de Liverpool S.A.B. de CV Class C		9,200	109,744
Embotelladoras Arca S.A.B. de CV		20,700	123,725
Embotelladoras Arca S.A.B. de CV rights 2/18/16		1,108	0
Fibra Uno Administracion SA de CV		116,500	233,543
Fomento Economico Mexicano S.A.B. de CV unit		90,500	857,262
Gruma S.A.B. de CV Series B		9,600	145,447
Grupo Aeroportuario del Pacifico SA de CV Series B		15,100	126,826
Grupo Aeroportuario del Sureste SA de CV Series B		10,280	140,532
Grupo Bimbo S.A.B. de CV Series A (b)		79,300	221,490
Grupo Carso SA de CV Series A1		27,000	108,534
Grupo Comercial Chedraui S.A.B. de CV		15,700	41,038
Grupo Financiero Banorte S.A.B. de CV Series O		122,600	639,640
Grupo Financiero Inbursa S.A.B. de CV Series O		116,300	186,847
Grupo Financiero Santander Mexico S.A.B. de CV		89,300	137,462
Grupo Lala S.A.B. de CV		29,700	70,346
Grupo Mexico SA de CV Series B		185,024	358,771
Grupo Televisa SA de CV		119,200	631,694
Industrias Penoles SA de CV		6,690	63,437
Kimberly-Clark de Mexico SA de CV Series A		73,200	174,992
Mexichem S.A.B. de CV		51,421	106,087
OHL Mexico S.A.B. de CV (b)		40,700	37,855
Promotora y Operadora de Infraestructura S.A.B. de CV		11,700	133,696
Wal-Mart de Mexico SA de CV Series V		257,300	646,593

TOTAL MEXICO			7,230,334

Netherlands - 2.5%
AEGON NV		88,865	502,529
AerCap Holdings NV (b)		4,401	135,155
Airbus Group NV		29,060	1,827,759
Akzo Nobel NV		12,183	781,502
Altice NV:
Class A (b)		18,073	260,649
Class B (b)		5,055	74,810
ASML Holding NV (Netherlands)		17,020	1,562,132
CNH Industrial NV		47,120	293,966
Ferrari NV (b)		6,152	245,383
Fiat Chrysler Automobiles NV		44,664	312,718
Gemalto NV		3,892	233,875
Heineken Holding NV		4,878	373,304
Heineken NV (Bearer)		11,321	983,027
ING Groep NV (Certificaten Van Aandelen)		190,072	2,165,355
Koninklijke Ahold NV		43,237	978,006
Koninklijke Boskalis Westminster NV		4,368	172,070
Koninklijke DSM NV		8,838	428,396
Koninklijke KPN NV		157,552	609,671
Koninklijke Philips Electronics NV		46,799	1,246,245
Mobileye NV (a)(b)		3,973	107,787
NN Group NV		11,565	391,810
NXP Semiconductors NV (b)		6,645	496,913
OCI NV (b)		4,070	73,656
QIAGEN NV (Germany) (b)		11,019	251,724
Randstad Holding NV		6,171	336,189
RELX NV		49,495	825,897
STMicroelectronics NV		30,275	197,789
TNT Express NV		24,611	209,955
Unilever NV (Certificaten Van Aandelen) (Bearer)		80,122	3,515,700
Vopak NV		3,346	145,536
Wolters Kluwer NV		14,905	507,566

TOTAL NETHERLANDS			20,247,074

New Zealand - 0.1%
Auckland International Airport Ltd.		47,419	170,419
Contact Energy Ltd.		37,196	110,797
Fletcher Building Ltd.		33,999	151,691
Meridian Energy Ltd.		62,596	95,255
Mighty River Power Ltd.		34,893	59,877
Ryman Healthcare Group Ltd.		18,025	93,844
Spark New Zealand Ltd.		90,796	197,551

TOTAL NEW ZEALAND			879,434

Norway - 0.4%
DNB ASA		48,271	582,441
Gjensidige Forsikring ASA		9,567	152,231
Norsk Hydro ASA		64,961	215,958
Orkla ASA		40,694	329,679
Schibsted ASA:
(A Shares)		3,918	114,998
(B Shares) (b)		4,200	118,114
Statoil ASA		55,095	753,891
Telenor ASA		37,087	604,972
Yara International ASA		8,725	330,763

TOTAL NORWAY			3,203,047

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		66,490	312,456
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		9,018	36,072
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		92,930	114,130
Aboitiz Power Corp.		70,500	61,640
Alliance Global Group, Inc.		101,900	31,669
Ayala Corp.		10,330	147,760
Ayala Land, Inc.		357,200	236,765
Bank of the Philippine Islands (BPI)		35,821	65,967
BDO Unibank, Inc.		80,233	172,376
DMCI Holdings, Inc.		206,550	49,628
Globe Telecom, Inc.		1,705	66,919
GT Capital Holdings, Inc.		3,900	105,913
International Container Terminal Services, Inc.		26,730	34,197
JG Summit Holdings, Inc.		122,670	172,985
Jollibee Food Corp.		21,640	93,415
Megaworld Corp.		540,800	40,752
Metro Pacific Investments Corp.		692,900	80,299
Metropolitan Bank & Trust Co.		15,846	23,650
Philippine Long Distance Telephone Co.		4,860	226,829
PNOC Energy Development Corp.		434,100	50,187
Robinsons Land Corp.		84,400	44,418
SM Investments Corp.		7,862	137,344
SM Prime Holdings, Inc.		416,200	185,952
Universal Robina Corp.		42,380	172,177

TOTAL PHILIPPINES			2,314,972

Poland - 0.3%
Alior Bank SA (b)		2,675	39,470
Bank Handlowy w Warszawie SA		1,424	26,093
Bank Millennium SA (b)		33,290	44,061
Bank Polska Kasa Opieki SA		6,570	220,455
Bank Zachodni WBK SA		1,668	106,542
BRE Bank SA		685	52,887
Cyfrowy Polsat SA (b)		9,245	48,741
ENEA SA		11,615	33,365
Energa SA		8,895	29,476
Eurocash SA		4,224	56,943
Grupa Lotos SA (b)		4,527	28,405
KGHM Polska Miedz SA (Bearer)		6,787	95,652
LPP SA		62	81,521
NG2 SA		1,000	29,204
Polish Oil & Gas Co. SA		87,746	111,621
Polska Grupa Energetyczna SA		41,287	139,651
Polski Koncern Naftowy Orlen SA		15,541	237,120
Powszechna Kasa Oszczednosci Bank SA (b)		43,807	264,674
Powszechny Zaklad Ubezpieczen SA		27,300	216,398
Synthos SA		26,883	25,434
Tauron Polska Energia SA		48,438	32,174
Telekomunikacja Polska SA		30,931	49,127
Zaklady Azotowe w Tarnowie-Moscicach SA (b)		2,325	58,696

TOTAL POLAND			2,027,710

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (b)		2,058,830	87,095
Banco Espirito Santo SA (Reg.) (b)		82,039	1
Energias de Portugal SA		114,820	400,959
Galp Energia SGPS SA Class B		18,600	220,682
Jeronimo Martins SGPS SA		12,439	173,478

TOTAL PORTUGAL			882,215

Qatar - 0.2%
Barwa Real Estate Co. (b)		4,718	41,600
Commercial Bank of Qatar (b)		7,957	86,771
Doha Bank (b)		6,089	61,048
Ezdan Holding Group (b)		40,354	147,425
Industries Qatar QSC (b)		7,329	205,342
Masraf al Rayan (b)		17,932	166,240
Qatar Electricity & Water Co. (b)		1,383	69,899
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		12,826	72,928
Qatar Insurance Co. (b)		4,387	101,103
Qatar Islamic Bank (b)		3,057	71,375
Qatar National Bank SAQ (b)		8,628	388,438
Qatar Telecom (Qtel) Q.S.C. (b)		3,785	81,615
Vodafone Qatar QSC (b)		16,535	47,463

TOTAL QATAR			1,541,247

Russia - 0.7%
Alrosa Co. Ltd. (b)		87,000	71,288
Gazprom OAO sponsored ADR (Reg. S)		290,980	1,051,270
Lukoil PJSC sponsored ADR		25,115	854,439
Magnit OJSC GDR (Reg. S)		12,795	502,158
Megafon OJSC GDR		4,169	50,036
MMC Norilsk Nickel PJSC sponsored ADR		27,239	315,614
Mobile TeleSystems OJSC sponsored ADR		24,726	173,082
Moscow Exchange MICEX-RTS OAO (b)		60,675	77,470
NOVATEK OAO GDR (Reg. S)		4,493	390,470
Rosneft Oil Co. OJSC GDR (Reg. S)		57,939	208,191
Rostelecom sponsored ADR		6,231	41,444
RusHydro PJSC ADR		59,564	52,491
Sberbank of Russia (b)		1,860	2,392
Sberbank of Russia sponsored ADR		131,791	729,668
Severstal PAO GDR (Reg. S)		9,906	80,362
Sistema JSFC sponsored GDR		8,703	49,207
Surgutneftegas OJSC sponsored ADR		66,387	324,311
Tatneft OAO sponsored ADR		11,598	316,637
VTB Bank OJSC sponsored GDR (Reg. S)		125,078	235,797

TOTAL RUSSIA			5,526,327

Singapore - 0.8%
Ascendas Real Estate Investment Trust		103,100	169,052
CapitaCommercial Trust (REIT)		100,100	91,594
CapitaLand Ltd.		124,200	269,986
CapitaMall Trust		118,900	167,052
City Developments Ltd.		20,800	102,032
ComfortDelgro Corp. Ltd.		104,100	208,021
DBS Group Holdings Ltd.		86,791	862,819
Global Logistic Properties Ltd.		152,400	180,621
Hutchison Port Holdings Trust		269,000	128,530
Jardine Cycle & Carriage Ltd.		6,000	158,531
Keppel Corp. Ltd.		72,200	257,486
Oversea-Chinese Banking Corp. Ltd.		150,138	840,185
Sembcorp Industries Ltd.		49,900	88,921
Sembcorp Marine Ltd.		40,500	44,782
Singapore Airlines Ltd.		26,300	204,603
Singapore Exchange Ltd.		40,300	200,762
Singapore Press Holdings Ltd.		78,100	196,041
Singapore Technologies Engineering Ltd.		77,800	157,815
Singapore Telecommunications Ltd.		391,300	970,288
StarHub Ltd.		28,600	68,184
Suntec (REIT)		119,100	133,026
United Overseas Bank Ltd.		63,647	809,131
UOL Group Ltd.		22,526	89,241
Wilmar International Ltd.		94,100	190,256
Yangzijiang Shipbuilding Holdings Ltd.		91,000	59,957

TOTAL SINGAPORE			6,648,916

South Africa - 1.4%
African Bank Investments Ltd. (b)		42,096	0
Anglo American Platinum Ltd. (b)		2,472	36,325
AngloGold Ashanti Ltd. (b)		19,841	171,307
Aspen Pharmacare Holdings Ltd.		16,780	285,683
Barclays Africa Group Ltd.		16,199	147,760
Barloworld Ltd.		9,655	43,259
Bidvest Group Ltd.		15,759	363,924
Capitec Bank Holdings Ltd.		1,600	48,729
Coronation Fund Managers Ltd.		11,506	44,358
Discovery Ltd.		17,531	142,922
Exxaro Resources Ltd.		6,109	23,641
FirstRand Ltd.		164,472	466,588
Fortress Income Fund Ltd.:
Class A		45,000	41,247
Class B		34,688	75,776
Foschini Ltd.		10,042	78,369
Gold Fields Ltd.		36,525	125,338
Growthpoint Properties Ltd.		114,167	164,633
Hyprop Investments Ltd.		12,086	77,170
Impala Platinum Holdings Ltd. (b)		31,670	66,163
Imperial Holdings Ltd.		8,727	67,022
Investec Ltd.		11,522	74,991
Liberty Holdings Ltd.		6,325	44,572
Life Healthcare Group Holdings Ltd.		47,848	105,691
Massmart Holdings Ltd.		5,466	31,216
Mediclinic International Ltd.		24,780	188,426
MMI Holdings Ltd.		53,883	77,187
Mondi Ltd.		5,940	98,288
Mr Price Group Ltd.		11,792	121,698
MTN Group Ltd.		81,850	723,301
Naspers Ltd. Class N		19,609	2,478,051
Nedbank Group Ltd.		9,783	116,218
Netcare Ltd.		47,280	100,602
Pick 'n Pay Stores Ltd.		12,258	45,361
Pioneer Foods Ltd.		6,796	56,715
PSG Group Ltd.		4,600	52,950
Rand Merchant Insurance Holdings Ltd.		32,407	80,982
Redefine Properties Ltd.		219,727	131,929
Remgro Ltd.		23,790	377,263
Resilient Property Income Fund Ltd.		13,383	99,962
RMB Holdings Ltd.		34,487	123,182
Sanlam Ltd.		86,252	317,608
Sappi Ltd. (b)		27,470	125,129
Sasol Ltd.		27,287	717,826
Shoprite Holdings Ltd.		22,334	206,228
Spar Group Ltd.		8,057	93,171
Standard Bank Group Ltd.		59,115	420,898
Steinhoff International Holdings NV		118,470	574,156
Telkom SA Ltd.		12,188	49,365
Tiger Brands Ltd.		7,976	146,551
Truworths International Ltd.		20,686	128,476
Tsogo Sun Holdings Ltd.		20,000	28,585
Vodacom Group Ltd.		18,170	166,708
Woolworths Holdings Ltd.		48,941	289,573

TOTAL SOUTH AFRICA			10,863,073

Spain - 2.3%
Abertis Infraestructuras SA		25,464	379,372
ACS Actividades de Construccion y Servicios SA		9,217	234,162
ACS Actividades de Construccion y Servicios SA rights 1/29/16		9,217	4,118
Aena SA		3,276	364,763
Amadeus IT Holding SA Class A		21,695	885,996
Banco Bilbao Vizcaya Argentaria SA		313,615	2,018,608
Banco de Sabadell SA		248,973	450,625
Banco Popular Espanol SA		83,889	226,663
Banco Santander SA (Spain)		711,600	3,049,510
Bankia SA		223,896	222,809
Bankinter SA		32,790	228,820
CaixaBank SA		129,697	394,053
Distribuidora Internacional de Alimentacion SA		29,652	159,838
Enagas SA		10,450	303,950
Endesa SA		15,872	307,270
Ferrovial SA		22,352	489,796
Gas Natural SDG SA		17,442	342,631
Grifols SA		14,438	301,339
Iberdrola SA		269,019	1,891,004
Inditex SA		53,629	1,764,890
International Consolidated Airlines Group SA		37,926	292,706
International Consolidated Airlines Group SA CDI		3,400	26,291
MAPFRE SA (Reg.)		54,877	123,268
Red Electrica Corporacion SA		5,363	434,210
Repsol YPF SA		53,761	557,420
Telefonica SA		221,696	2,339,885
Zardoya Otis SA		9,377	98,785

TOTAL SPAIN			17,892,782

Sweden - 2.0%
Alfa Laval AB		14,431	248,807
ASSA ABLOY AB (B Shares)		49,317	1,045,281
Atlas Copco AB:
(A Shares)		32,999	706,402
(B Shares)		19,196	392,050
Boliden AB		13,286	184,843
Electrolux AB (B Shares)		11,955	260,407
Getinge AB (B Shares)		9,984	219,911
H&M Hennes & Mauritz AB (B Shares)		46,663	1,528,083
Hakon Invest AB		3,885	137,402
Hexagon AB (B Shares)		12,615	420,664
Husqvarna AB (B Shares)		20,818	132,231
Industrivarden AB (C Shares)		7,822	123,884
Investment AB Kinnevik (B Shares)		11,570	298,478
Investor AB (B Shares)		22,414	750,811
Lundin Petroleum AB (b)		10,866	156,227
Nordea Bank AB		149,284	1,503,246
Sandvik AB		51,669	432,382
Securitas AB (B Shares)		15,285	225,303
Skandinaviska Enskilda Banken AB (A Shares)		74,691	719,910
Skanska AB (B Shares)		18,849	363,665
SKF AB (B Shares)		19,262	293,776
Svenska Cellulosa AB (SCA) (B Shares)		28,993	859,284
Svenska Handelsbanken AB (A Shares)		73,656	926,769
Swedbank AB (A Shares)		44,413	931,466
Swedish Match Co. AB		9,805	348,791
Tele2 AB (B Shares)		15,985	132,922
Telefonaktiebolaget LM Ericsson (B Shares)		149,680	1,329,530
TeliaSonera AB		128,146	605,232
Volvo AB (B Shares)		75,861	689,034

TOTAL SWEDEN			15,966,791

Switzerland - 6.7%
ABB Ltd. (Reg.)		108,052	1,867,140
Actelion Ltd.		5,065	667,464
Adecco SA (Reg.)		8,232	505,364
Aryzta AG		4,225	193,307
Baloise Holdings AG		2,426	297,391
Barry Callebaut AG		107	122,493
Coca-Cola HBC AG		10,078	206,374
Compagnie Financiere Richemont SA Series A		25,697	1,670,200
Credit Suisse Group AG		88,379	1,565,667
Dufry AG (b)		1,981	214,805
Ems-Chemie Holding AG		411	172,512
Galenica AG		189	264,069
Geberit AG (Reg.)		1,862	660,021
Givaudan SA		455	852,071
Julius Baer Group Ltd.		10,878	461,737
Kuehne & Nagel International AG		2,636	348,874
Lafargeholcim Ltd. (Reg.)		21,072	886,898
Lindt & Spruengli AG		5	345,331
Lindt & Spruengli AG (participation certificate)		47	275,405
Lonza Group AG		2,559	392,037
Nestle SA		156,778	11,550,222
Novartis AG		111,960	8,673,927
Pargesa Holding SA		1,461	85,148
Partners Group Holding AG		811	292,491
Roche Holding AG (participation certificate)		34,569	8,954,211
Schindler Holding AG:
(participation certificate)		2,203	337,608
(Reg.)		952	147,117
SGS SA (Reg.)		268	520,845
Sika AG		107	382,914
Sonova Holding AG Class B		2,628	315,667
Sulzer AG (Reg.)		1,184	107,983
Swatch Group AG (Bearer)		1,518	519,169
Swatch Group AG (Bearer) (Reg.)		2,454	162,861
Swiss Life Holding AG		1,565	398,926
Swiss Prime Site AG		3,173	253,929
Swiss Re Ltd.		17,223	1,603,225
Swisscom AG		1,275	634,216
Syngenta AG (Switzerland)		4,573	1,683,849
Transocean Ltd. (Switzerland) (a)		17,411	182,600
UBS Group AG		179,810	2,971,391
Zurich Insurance Group AG		7,394	1,638,995

TOTAL SWITZERLAND			53,386,454

Taiwan - 2.4%
Acer, Inc. (b)		141,288	48,802
Advanced Semiconductor Engineering, Inc.		305,916	327,080
Advantech Co. Ltd.		14,994	89,644
Asia Cement Corp.		118,466	92,753
Asia Pacific Telecom Co. Ltd. (b)		104,000	35,247
ASUSTeK Computer, Inc.		35,000	282,429
AU Optronics Corp.		437,000	113,116
Catcher Technology Co. Ltd.		32,000	236,984
Cathay Financial Holding Co. Ltd.		404,285	439,481
Chang Hwa Commercial Bank		237,543	118,488
Cheng Shin Rubber Industry Co. Ltd.		78,899	121,358
Chicony Electronics Co. Ltd.		26,326	54,411
China Airlines Ltd. (b)		122,490	41,506
China Development Finance Holding Corp.		668,800	159,169
China Life Insurance Co. Ltd.		149,018	105,347
China Steel Corp.		589,426	313,622
Chinatrust Financial Holding Co. Ltd.		746,055	348,789
Chunghwa Telecom Co. Ltd.		187,000	576,690
Compal Electronics, Inc.		205,000	118,828
Delta Electronics, Inc.		94,621	398,636
E.SUN Financial Holdings Co. Ltd.		347,331	179,439
ECLAT Textile Co. Ltd.		9,240	131,051
ECLAT Textile Co. Ltd. rights 2/16/16		212	959
EVA Airways Corp. (b)		87,652	45,939
Evergreen Marine Corp. (Taiwan)		72,720	25,371
Far Eastern Textile Ltd.		151,664	107,971
Far EasTone Telecommunications Co. Ltd.		78,000	160,460
Feng Tay Enterprise Co. Ltd.		15,390	82,394
First Financial Holding Co. Ltd.		454,792	206,628
Formosa Chemicals & Fibre Corp.		156,590	336,380
Formosa Petrochemical Corp.		54,000	133,035
Formosa Plastics Corp.		205,480	475,650
Formosa Taffeta Co. Ltd.		34,000	30,193
Foxconn Technology Co. Ltd.		41,827	80,651
Fubon Financial Holding Co. Ltd.		330,398	363,103
Giant Manufacturing Co. Ltd.		14,000	92,018
Hermes Microvision, Inc.		2,000	49,306
Highwealth Construction Corp.		38,480	35,568
HIWIN Technologies Corp.		10,633	39,084
Hon Hai Precision Industry Co. Ltd. (Foxconn)		708,080	1,658,099
Hotai Motor Co. Ltd.		12,000	122,984
HTC Corp.		34,000	80,946
Hua Nan Financial Holdings Co. Ltd.		313,615	139,300
Innolux Corp.		406,427	115,621
Inotera Memories, Inc. (b)		107,000	91,796
Inventec Corp.		117,280	87,563
Largan Precision Co. Ltd.		5,000	357,200
Lite-On Technology Corp.		99,062	104,910
MediaTek, Inc.		73,970	478,865
Mega Financial Holding Co. Ltd.		530,246	336,504
Merida Industry Co. Ltd.		9,300	40,942
Nan Ya Plastics Corp.		235,780	410,687
Novatek Microelectronics Corp.		27,000	112,669
OBI Pharma, Inc.		5,000	90,535
Pegatron Corp.		93,000	211,534
Phison Electronics Corp.		7,000	50,690
Pou Chen Corp.		112,000	139,542
Powertech Technology, Inc.		32,000	66,894
President Chain Store Corp.		28,000	184,292
Quanta Computer, Inc.		131,000	207,837
Radiant Opto-Electronics Corp.		22,241	43,276
Realtek Semiconductor Corp.		20,090	49,753
Ruentex Development Co. Ltd.		41,687	48,007
Ruentex Industries Ltd.		23,015	37,632
Shin Kong Financial Holding Co. Ltd.		380,331	72,678
Siliconware Precision Industries Co. Ltd.		144,000	221,964
Simplo Technology Co. Ltd.		14,200	42,777
Sinopac Holdings Co.		460,484	123,244
Standard Foods Corp.		18,238	43,576
Synnex Technology International Corp.		69,000	64,603
Taishin Financial Holdings Co. Ltd.		386,541	125,026
Taiwan Business Bank		180,771	43,482
Taiwan Cement Corp.		161,000	128,913
Taiwan Cooperative Financial Holding Co. Ltd.		347,287	143,711
Taiwan Fertilizer Co. Ltd.		40,000	50,429
Taiwan Mobile Co. Ltd.		81,600	244,377
Taiwan Semiconductor Manufacturing Co. Ltd.		1,212,000	5,194,557
TECO Electric & Machinery Co. Ltd.		98,000	76,575
Transcend Information, Inc.		10,000	26,965
Unified-President Enterprises Corp.		238,080	396,279
United Microelectronics Corp.		585,000	226,898
Vanguard International Semiconductor Corp.		36,000	51,441
Wistron Corp.		116,522	65,905
WPG Holding Co. Ltd.		74,000	71,714
Yuanta Financial Holding Co. Ltd.		437,372	135,184
Yulon Motor Co. Ltd.		45,000	39,856

TOTAL TAIWAN			19,455,812

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		50,100	238,655
Airports of Thailand PCL (For. Reg.)		20,300	216,090
Bangkok Bank PCL		18,400	79,641
Bangkok Bank PCL (For. Reg.)		21,000	90,894
Bangkok Dusit Medical Services PCL (For. Reg.)		190,800	118,063
Banpu PCL (For. Reg.)		46,300	21,987
BEC World PCL (For. Reg.)		47,900	40,521
BTS Group Holdings PCL		271,600	62,176
Bumrungrad Hospital PCL (For. Reg.)		16,600	102,883
C.P. ALL PCL (For. Reg.)		210,500	241,676
Central Pattana PCL (For. Reg.)		63,300	79,796
Charoen Pokphand Foods PCL (For. Reg.)		143,400	78,980
Delta Electronics PCL (For. Reg.)		24,100	53,895
Energy Absolute PCL		46,200	29,040
Glow Energy PCL (For. Reg.)		24,900	53,714
Home Product Center PCL (For. Reg.)		197,067	37,754
Indorama Ventures PCL (For. Reg.)		73,900	43,981
IRPC PCL (For. Reg.)		484,700	58,326
Kasikornbank PCL		6,300	30,293
Kasikornbank PCL (For. Reg.)		81,800	393,333
Krung Thai Bank PCL (For. Reg.)		160,455	78,766
Minor International PCL (For. Reg.)		83,970	79,971
PTT Exploration and Production PCL (For. Reg.)		64,444	104,549
PTT Global Chemical PCL (For. Reg.)		98,739	150,503
PTT PCL (For. Reg.)		49,100	328,838
Siam Cement PCL (For. Reg.)		19,500	236,438
Siam Commercial Bank PCL (For. Reg.)		75,300	276,702
Thai Oil PCL (For. Reg.)		38,800	70,474
Thai Union Frozen Products PCL (For. Reg.)		91,200	47,287
TMB PCL (For. Reg.)		576,200	41,948
True Corp. PCL (For. Reg.) (b)		415,032	83,302

TOTAL THAILAND			3,570,476

Turkey - 0.3%
Akbank T.A.S.		105,670	257,060
Anadolu Efes Biracilik Ve Malt Sanayii A/S		10,060	62,254
Arcelik A/S		11,647	60,725
Bim Birlesik Magazalar A/S JSC		10,291	173,954
Coca-Cola Icecek Sanayi A/S		4,093	45,395
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		96,472	84,212
Enka Insaat ve Sanayi A/S		23,681	35,174
Eregli Demir ve Celik Fabrikalari T.A.S.		66,789	69,826
Ford Otomotiv Sanayi A/S		4,023	43,965
Haci Omer Sabanci Holding A/S		43,996	127,272
Koc Holding A/S		32,376	129,478
Petkim Petrokimya Holding A/S		34,500	40,621
TAV Havalimanlari Holding A/S		8,204	48,576
Tofas Turk Otomobil Fabrikasi A/S		7,004	48,295
Tupras Turkiye Petrol Rafinelleri A/S (b)		6,133	155,421
Turk Hava Yollari AO (b)		26,783	66,242
Turk Sise ve Cam Fabrikalari A/S		31,474	31,840
Turk Telekomunikasyon A/S		25,096	45,851
Turkcell Iletisim Hizmet A/S		44,627	159,189
Turkiye Garanti Bankasi A/S		111,386	281,483
Turkiye Halk Bankasi A/S		31,513	108,541
Turkiye Is Bankasi A/S Series C		74,240	116,047
Turkiye Vakiflar Bankasi TAO		35,761	45,615
Ulker Biskuvi Sanayi A/S		7,820	49,927
Yapi ve Kredi Bankasi A/S		38,368	48,161

TOTAL TURKEY			2,335,124

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		93,657	153,003
Aldar Properties PJSC (b)		159,493	95,537
Arabtec Holding Co. (b)		105,269	34,108
DP World Ltd.		8,079	140,171
Dubai Financial Market PJSC (b)		92,909	28,838
Dubai Islamic Bank Pakistan Ltd. (b)		47,720	74,320
Emaar Malls Group PJSC (b)		103,604	64,598
Emaar Properties PJSC		176,265	234,684
Emirates Telecommunications Corp.		84,850	378,882
First Gulf Bank PJSC		44,062	121,170
National Bank of Abu Dhabi PJSC (b)		34,049	68,418

TOTAL UNITED ARAB EMIRATES			1,393,729

United Kingdom - 13.2%
3i Group PLC		47,950	304,015
Aberdeen Asset Management PLC		44,385	156,451
Admiral Group PLC		10,463	265,842
Aggreko PLC		12,521	152,840
Amec Foster Wheeler PLC		18,454	109,260
Anglo American PLC (United Kingdom)		67,873	270,727
Antofagasta PLC		19,178	104,658
ARM Holdings PLC		68,993	984,211
Ashtead Group PLC		24,391	314,651
Associated British Foods PLC		17,524	790,571
AstraZeneca PLC (United Kingdom)		62,209	4,005,672
Auto Trader Group PLC		37,273	209,238
Aviva PLC		198,880	1,371,629
Babcock International Group PLC		13,981	183,215
BAE Systems PLC		155,711	1,151,616
Barclays PLC		825,536	2,209,030
Barratt Developments PLC		48,119	412,751
BG Group PLC		168,216	2,545,582
BHP Billiton PLC		104,040	1,010,243
BP PLC		869,091	4,693,285
BP PLC sponsored ADR		5,207	168,551
British American Tobacco PLC (United Kingdom)		91,658	5,107,504
British Land Co. PLC		47,867	507,075
BT Group PLC		410,874	2,859,522
Bunzl PLC		16,592	443,879
Burberry Group PLC		21,682	371,565
Capita Group PLC		32,810	552,284
Carnival PLC		9,040	450,958
Carphone Warehouse Group PLC		47,778	324,027
Centrica PLC		249,255	731,341
Cobham PLC		54,911	199,360
Compass Group PLC		81,099	1,395,704
Croda International PLC		6,681	272,850
Diageo PLC		123,827	3,333,614
Direct Line Insurance Group PLC		68,175	366,202
easyJet PLC		7,763	172,080
Fresnillo PLC		10,758	111,355
G4S PLC (United Kingdom)		77,590	251,889
GKN PLC		84,572	338,386
GlaxoSmithKline PLC		239,561	4,935,072
Hammerson PLC		37,998	317,439
Hargreaves Lansdown PLC		12,889	251,278
HSBC Holdings PLC (United Kingdom)		962,072	6,785,037
ICAP PLC		27,184	188,051
IMI PLC		13,226	152,723
Imperial Tobacco Group PLC		47,007	2,545,224
Inmarsat PLC		22,262	350,504
InterContinental Hotel Group PLC		11,655	383,012
Intertek Group PLC		7,993	323,964
Intu Properties PLC		45,826	196,104
Investec PLC		27,590	175,530
ITV PLC		188,247	719,645
J Sainsbury PLC		65,718	230,742
Johnson Matthey PLC		9,560	338,181
Kingfisher PLC		113,247	529,952
Land Securities Group PLC		38,903	610,129
Legal & General Group PLC		292,120	1,019,593
Lloyds Banking Group PLC		2,808,060	2,630,754
London Stock Exchange Group PLC		15,413	545,765
Marks & Spencer Group PLC		81,214	493,125
Meggitt PLC		38,506	200,269
Merlin Entertainments PLC		35,287	209,182
Mondi PLC		17,851	291,025
National Grid PLC		184,264	2,596,042
New Melrose Industries PLC		6,926	29,528
Next PLC		7,162	709,873
Old Mutual PLC		243,510	594,082
Pearson PLC		40,620	458,579
Persimmon PLC		15,082	440,082
Provident Financial PLC		7,221	303,738
Prudential PLC		126,519	2,485,616
Reckitt Benckiser Group PLC		31,490	2,800,755
RELX PLC		54,880	965,585
Rexam PLC		34,319	294,257
Rio Tinto PLC		61,748	1,514,170
Rolls-Royce Group PLC		90,552	720,301
Royal Bank of Scotland Group PLC (b)		170,731	618,091
Royal Dutch Shell PLC:
Class A (Netherlands)		18,148	396,830
Class A (United Kingdom)		175,783	3,840,070
Class A sponsored ADR		2,692	118,260
Class B (United Kingdom)		115,282	2,511,757
Royal Mail PLC		44,018	289,390
RSA Insurance Group PLC		49,782	297,219
SABMiller PLC		47,749	2,859,347
Sage Group PLC		53,462	476,565
Schroders PLC		5,977	233,529
Scottish & Southern Energy PLC		48,761	1,011,760
Segro PLC		36,499	229,051
Severn Trent PLC		11,531	361,855
SKY PLC		50,829	786,458
Smith & Nephew PLC		44,129	735,091
Smiths Group PLC		19,540	264,360
Sports Direct International PLC (b)		13,497	80,258
St. James's Place Capital PLC		25,813	353,414
Standard Chartered PLC (United Kingdom)		161,141	1,087,057
Standard Life PLC		97,157	507,633
Tate & Lyle PLC		22,622	202,707
Taylor Wimpey PLC		157,562	434,453
Tesco PLC (b)		401,117	998,029
The Weir Group PLC		10,450	129,386
Travis Perkins PLC		12,035	314,896
Unilever PLC		63,148	2,776,289
United Utilities Group PLC		33,896	463,753
Vodafone Group PLC		1,279,348	4,112,275
Vodafone Group PLC sponsored ADR		2,563	82,529
Whitbread PLC		9,007	516,194
William Hill PLC		43,707	243,324
WM Morrison Supermarkets PLC		108,702	271,906

TOTAL UNITED KINGDOM			105,142,277

United States of America - 0.0%
Southern Copper Corp. (a)		8,017	207,801
TOTAL COMMON STOCKS
(Cost $886,070,787)			766,636,883

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Banco Bradesco SA (PN)		122,708	556,815
Braskem SA (PN-A)		6,900	41,402
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		9,900	24,875
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		7,600	72,641
Companhia Energetica de Minas Gerais (CEMIG) (PN)		35,687	52,730
Companhia Energetica de Sao Paulo Series B		9,600	31,658
Companhia Paranaense de Energia-Copel (PN-B)		5,000	27,564
Gerdau SA (PN)		38,600	34,742
Itau Unibanco Holding SA		149,238	930,919
Itausa-Investimentos Itau SA (PN)		171,672	295,291
Lojas Americanas SA (PN)		24,497	114,162
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)		190,300	230,275
Suzano Papel e Celulose SA		17,800	70,981
Telefonica Brasil SA		19,500	169,463
Vale SA (PN-A)		96,200	174,131

TOTAL BRAZIL			2,827,649

Chile - 0.0%
Embotelladora Andina SA Class B		12,898	36,340
Sociedad Quimica y Minera de Chile SA (PN-B)		4,636	74,401

TOTAL CHILE			110,741

Colombia - 0.0%
Bancolombia SA (PN)		20,727	151,419
Grupo Aval Acciones y Valores SA		161,291	51,839
Grupo de Inversiones Suramerica SA		3,962	41,642

TOTAL COLOMBIA			244,900

France - 0.1%
Air Liquide SA (b)		7,316	759,187
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		2,682	184,663
Fuchs Petrolub AG		3,291	134,973
Henkel AG & Co. KGaA		8,468	899,739
Porsche Automobil Holding SE (Germany)		7,434	337,148
Volkswagen AG		9,139	1,064,251

TOTAL GERMANY			2,620,774

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)		298,411	268,559
Korea (South) - 0.2%
AMOREPACIFIC Corp.		454	87,214
Hyundai Motor Co.		1,380	111,572
Hyundai Motor Co. Series 2		1,709	144,004
LG Chemical Ltd.		514	92,883
Samsung Electronics Co. Ltd.		1,023	854,045

TOTAL KOREA (SOUTH)			1,289,718

Russia - 0.0%
AK Transneft OAO (b)		73	183,422
Surgutneftegas OJSC (b)		111,433	67,979

TOTAL RUSSIA			251,401

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,469,406)			8,372,929
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)(d)	INR	69,696	12,898

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 2/4/16 to 3/3/16 (Cost $3,999,819)(e)		4,000,000	3,999,753
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.38% (f)		13,458,313	13,458,313
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		4,145,680	4,145,680
TOTAL MONEY MARKET FUNDS
(Cost $17,603,993)			17,603,993
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $923,157,964)			796,626,456
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(777,458)
NET ASSETS - 100%			$795,848,998

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
192 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	15,375,360	$24,939
113 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	4,225,070	105,951
12 TME S&P/TSX 60 Index Contracts (Canada)	March 2016	1,289,685	37,032
TOTAL FUTURES CONTRACTS			$167,922

The face value of futures purchased as a percentage of Net Assets is 2.6%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,010 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $963,942.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,973
Fidelity Securities Lending Cash Central Fund	28,239
Total	$41,212

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$93,850,323	$5,885,402	$87,886,048	$78,873
Consumer Staples	88,255,995	8,375,804	79,880,191	--
Energy	48,283,924	11,631,968	36,651,956	--
Financials	201,700,915	30,148,389	171,469,792	82,734
Health Care	74,092,779	4,551,319	69,520,768	20,692
Industrials	87,018,674	6,085,116	80,933,558	--
Information Technology	63,818,636	6,190,079	57,628,556	1
Materials	48,471,849	7,669,169	40,802,680	--
Telecommunication Services	41,498,867	3,866,465	37,632,402	--
Utilities	28,017,850	2,598,732	25,419,118	--
Corporate Bonds	12,898	--	12,898	--
Government Obligations	3,999,753	--	3,999,753	--
Money Market Funds	17,603,993	17,603,993	--	--
Total Investments in Securities:	$796,626,456	$104,606,436	$691,837,720	$182,300
Derivative Instruments:
Assets
Futures Contracts	$167,922	$167,922	$--	$--
Total Assets	$167,922	$167,922	$--	$--
Total Derivative Instruments:	$167,922	$167,922	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$231,046,510
Level 2 to Level 1	$2,047,307

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $923,471,614. Net unrealized depreciation aggregated $126,845,158, of which $59,239,607 related to appreciated investment securities and $186,084,765 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on February 29, 2016, an unaffiliated entity completed exchanges in-kind with the Fund. The unaffiliated entity delivered investments valued at $358,909,549 in exchange for 36,586,091 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Emerging Markets Index Fund

January 31, 2016

EMX-QTLY-0316
1.929351.104

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
		Shares	Value
Bermuda - 1.1%
Alibaba Health Information Technology Ltd. (a)		524,000	$265,045
Alibaba Pictures Group Ltd. (a)(b)		2,190,000	447,527
Beijing Enterprises Water Group Ltd.		694,000	346,310
Brilliance China Automotive Holdings Ltd.		478,000	460,865
China Foods Ltd. (a)		114,000	36,682
China Gas Holdings Ltd.		270,000	344,936
China Resource Gas Group Ltd.		116,000	289,468
China Yurun Food Group Ltd. (a)(b)		202,000	27,769
CITIC Resources Holdings Ltd. (a)		340,000	26,050
Cosco Pacific Ltd.		294,735	334,537
Credicorp Ltd.		6,064	611,554
Credicorp Ltd. (United States)		3,039	308,033
GOME Electrical Appliances Holdings Ltd.		1,993,802	279,476
Haier Electronics Group Co. Ltd.		214,000	377,791
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
Hopson Development Holdings Ltd. (a)		96,000	89,306
Kunlun Energy Co. Ltd.		488,000	368,200
Luye Pharma Group Ltd. (a)		223,000	184,609
Nine Dragons Paper (Holdings) Ltd.		269,000	169,633
Shenzhen International Holdings Ltd.		188,980	296,922
Sihuan Pharmaceutical Holdings Group Ltd.		470,000	60,405
Sinofert Holdings Ltd.		262,000	35,345

TOTAL BERMUDA			5,360,465

Brazil - 4.3%
AES Tiete Energia SA unit		25,800	84,693
Ambev SA		810,500	3,781,172
B2W Companhia Global do Varejo (a)		17,100	56,689
Banco Bradesco SA rights 2/5/16(a)		3,372	337
Banco Bradesco SA		102,956	504,252
Banco Bradesco SA rights 2/5/16(a)		13,445	3,025
Banco do Brasil SA		149,500	517,670
BB Seguridade Participacoes SA		104,600	604,880
BM&F BOVESPA SA		299,500	768,256
BR Malls Participacoes SA		75,900	225,245
Brasil Foods SA		151,100	1,821,979
BTG Pactual Participations Ltd. unit		41,900	175,989
CCR SA		151,100	482,789
Centrais Eletricas Brasileiras SA (Electrobras)		49,400	71,881
Cetip SA - Mercados Organizado		38,817	371,109
Cielo SA		150,233	1,272,162
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		59,600	317,684
Companhia Energetica de Minas Gerais (CEMIG)		20,580	29,842
Companhia Paranaense de Energia-Copel		6,700	24,121
Companhia Siderurgica Nacional SA (CSN)		112,900	100,204
Cosan SA Industria e Comercio		18,100	113,764
CPFL Energia SA		53,433	216,548
Drogasil SA		42,900	444,895
Duratex SA		47,097	62,407
Ecorodovias Infraestrutura e Logistica SA		31,700	31,622
Embraer SA		122,100	877,943
Energias do Brasil SA		38,200	115,752
Equatorial Energia SA		33,500	302,939
Estacio Participacoes SA		43,000	125,889
Fibria Celulose SA		38,800	427,403
Hypermarcas SA (a)		65,500	366,000
JBS SA		116,800	315,376
Klabin SA unit		95,400	500,875
Kroton Educacional SA		264,248	561,555
Localiza Rent A Car SA		25,490	139,756
Lojas Americanas SA		39,582	113,705
Lojas Renner SA		111,600	494,971
M. Dias Branco SA		7,500	108,774
Multiplan Empreendimentos Imobiliarios SA		13,400	138,697
Multiplus SA		7,900	62,611
Natura Cosmeticos SA		28,300	158,559
Oi SA (a)		42,730	23,396
Petroleo Brasileiro SA - Petrobras (ON) (a)		645,700	1,118,731
Porto Seguro SA		16,000	104,685
Qualicorp SA		35,800	120,742
Smiles SA		7,200	51,267
Sul America SA unit		41,928	189,419
Terna Participacoes SA unit		15,400	66,955
TIM Participacoes SA		143,200	228,057
Totvs SA		24,000	194,410
Tractebel Energia SA		37,500	317,266
Ultrapar Participacoes SA		67,100	996,149
Usinas Siderurgicas de Minas Gerais SA - Usiminas		22,400	17,865
Vale SA		243,700	592,221
Via Varejo SA unit		18,900	13,798
Weg SA		95,640	369,667

TOTAL BRAZIL			21,298,648

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	47,930
Cayman Islands - 5.8%
3SBio, Inc. (a)		116,000	140,630
Agile Property Holdings Ltd.		208,856	100,343
Anta Sports Products Ltd.		156,000	377,114
Belle International Holdings Ltd.		961,000	647,486
Biostime International Holdings Ltd.		23,500	68,686
Bosideng International Holdings Ltd.		416,000	32,213
Car, Inc. (a)(b)		146,000	183,500
China Conch Venture Holdings Ltd.		217,000	350,974
China Dongxiang Group Co. Ltd.		434,000	86,955
China Hongqiao Group Ltd.		162,000	88,767
China Hongqiao Group Ltd. rights 2/5/16		22,680	53
China Huishan Dairy Hld Co. Ltd. (b)		833,000	314,507
China Medical System Holdings Ltd.		214,000	251,579
China Resources Cement Holdings Ltd.		347,064	84,082
China Resources Land Ltd.		466,744	1,153,503
China State Construction International Holdings Ltd.		282,000	455,398
China Zhongwang Holdings Ltd. (b)		217,200	98,368
Cimc Enric Holdings Ltd.		90,000	45,596
Country Garden Holdings Co. Ltd.		1,213,737	470,433
Dali Foods Group Co. Ltd. (a)		236,500	116,195
ENN Energy Holdings Ltd.		128,000	577,158
Evergrande Real Estate Group Ltd. (b)		879,000	582,565
GCL-Poly Energy Holdings Ltd. (b)		2,191,000	282,557
Geely Automobile Holdings Ltd.		830,000	357,321
Golden Eagle Retail Group Ltd. (H Shares) (b)		89,000	98,071
Greentown China Holdings Ltd. (a)		124,500	94,540
Haitian International Holdings Ltd.		98,000	119,190
Hengan International Group Co. Ltd.		126,000	1,128,699
Kingboard Chemical Holdings Ltd.		117,000	179,915
Kingboard Laminates Holdings Ltd.		193,000	78,153
Kingsoft Corp. Ltd.		142,000	308,523
KWG Property Holding Ltd.		189,237	119,955
Lee & Man Paper Manufacturing Ltd.		231,000	130,912
Li Ning Co. Ltd. (a)		221,708	102,292
Longfor Properties Co. Ltd.		249,500	318,749
Renhe Commercial Holdings Co. Ltd. (a)		2,613,000	110,157
Sany Heavy Equipment International Holdings Co. Ltd. (a)		139,000	28,152
Shenzhou International Group Holdings Ltd.		97,000	520,125
Shimao Property Holdings Ltd.		214,500	302,412
Sino Biopharmaceutical Ltd.		729,000	502,344
SOHO China Ltd.		281,000	131,109
Sunac China Holdings Ltd.		311,000	193,735
Tencent Holdings Ltd.		924,200	17,362,668
TPK Holding Co. Ltd.		43,775	90,096
Zhongsheng Group Holdings Ltd. Class H		103,500	52,482

TOTAL CAYMAN ISLANDS			28,838,262

Chile - 1.3%
AES Gener SA		414,802	181,992
Aguas Andinas SA		494,385	248,093
Banco de Chile		4,356,975	450,111
Banco de Credito e Inversiones		7,883	303,872
Banco Santander Chile		10,947,405	473,252
Cencosud SA		193,227	394,634
Colbun SA		1,230,838	312,092
Compania Cervecerias Unidas SA		24,865	272,037
Compania de Petroleos de Chile SA (COPEC)		65,695	566,336
CorpBanca SA		28,706,072	217,690
Empresa Nacional de Electricidad SA		580,038	755,334
Empresa Nacional de Electricidad SA sponsored ADR		203	7,876
Empresa Nacional de Telecomunicaciones SA (ENTEL)		18,264	179,081
Empresas CMPC SA		193,474	439,344
Enersis SA		3,393,850	808,739
Enersis SA sponsored ADR		300	3,537
LATAM Airlines Group SA (a)		57,830	298,310
LATAM Airlines Group SA sponsored ADR (a)		212	1,085
S.A.C.I. Falabella		84,421	556,180
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	2,727

TOTAL CHILE			6,472,322

China - 13.7%
Agricultural Bank of China Ltd. (H Shares)		4,474,000	1,597,030
Air China Ltd. (H Shares)		316,000	205,447
Aluminum Corp. of China Ltd. (H Shares) (a)		686,000	208,482
Angang Steel Co. Ltd. (H Shares)		186,000	81,391
Anhui Conch Cement Co. Ltd. (H Shares)		207,500	407,394
Anhui Expressway Co. Ltd. (H Shares)		80,000	63,457
Anhui Gujing Distillery Co. Ltd. (B Shares)		18,800	56,172
AviChina Industry & Technology Co. Ltd. (H Shares)		391,000	274,728
Baic Motor Corp. Ltd. (b)		242,000	173,324
Bank Communications Co. Ltd. (H Shares)		1,397,000	854,098
Bank of China Ltd. (H Shares)		13,024,000	5,099,824
BBMG Corp. (H Shares)		204,000	114,638
Beijing Capital International Airport Co. Ltd. (H Shares)		258,000	234,389
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		362,000	106,848
Beijing North Star Co. Ltd. (H Shares)		106,000	29,958
Bengang Steel Plates Co. Ltd. (B Shares)		55,100	18,207
BOE Technology Group Co. Ltd. (B Shares)		182,900	46,489
BYD Co. Ltd. (H Shares) (a)(b)		119,000	547,440
CGN Power Co. Ltd.		1,730,000	513,035
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares) (b)		218,200	57,366
China BlueChemical Ltd. (H Shares)		326,000	68,514
China Cinda Asset Management Co. Ltd. (H Shares)		1,569,000	493,707
China CITIC Bank Corp. Ltd. (H Shares) (a)		1,315,000	770,045
China Coal Energy Co. Ltd. (H Shares) (b)		398,000	135,798
China Communications Construction Co. Ltd. (H Shares)		767,000	685,126
China Communications Services Corp. Ltd. (H Shares)		466,000	183,517
China Construction Bank Corp. (H Shares)		15,823,000	9,659,864
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		431,500	154,474
China Eastern Airlines Corp. Ltd. (H Shares) (a)		268,000	130,850
China Energy Engineering Corp. Ltd.		496,000	88,498
China Everbright Bank Co. Ltd. (H Shares)		574,000	270,396
China Galaxy Securities Co. Ltd. (H Shares)		645,500	477,517
China Huarong Asset Management Co. Ltd. (a)		399,000	134,127
China International Marine Containers (Group) Ltd. (H Shares)		98,100	153,594
China Life Insurance Co. Ltd. (H Shares)		1,287,000	3,120,291
China Longyuan Power Grid Corp. Ltd. (H Shares)		587,000	350,740
China Machinery Engineering Co. (H Shares)		77,000	53,216
China Merchants Bank Co. Ltd. (H Shares)		794,846	1,545,080
China Merchants Shekou Industrial Zone Co. Ltd. (a)		32,738	72,578
China Minsheng Banking Corp. Ltd. (H Shares)		1,130,200	1,003,027
China Molybdenum Co. Ltd. (H Shares)		639,000	93,429
China National Accord Medicines Corp. Ltd.		6,800	28,229
China National Building Materials Co. Ltd. (H Shares)		506,000	211,027
China National Materials Co. Ltd. (H Shares)		171,000	29,776
China Oilfield Services Ltd. (H Shares)		316,000	229,426
China Pacific Insurance (Group) Co. Ltd. (H Shares)		446,800	1,576,601
China Petroleum & Chemical Corp. (H Shares)		4,419,000	2,496,462
China Railway Construction Corp. Ltd. (H Shares)		327,500	328,895
China Railway Group Ltd. (H Shares)		663,000	478,767
China Railway Signal & Communications Corp. (a)(b)		138,000	69,605
China Reinsurance Group Corp. (a)		591,000	144,151
China Shenhua Energy Co. Ltd. (H Shares)		590,000	890,846
China Shipping Container Lines Co. Ltd. (H Shares) (a)		627,000	121,975
China Shipping Development Co. Ltd. (H Shares)		216,000	136,225
China Southern Airlines Ltd. (H Shares)		288,000	174,645
China Telecom Corp. Ltd. (H Shares)		2,804,000	1,318,846
China Vanke Co. Ltd. (H Shares)		227,300	520,647
Chongqing Changan Automobile Co. Ltd. (B Shares)		146,800	288,223
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		491,000	251,317
CITIC Securities Co. Ltd. (H Shares)		394,500	767,513
CRRC Corp. Ltd. (H Shares) (b)		704,600	658,495
CSG Holding Co. Ltd. (B Shares)		125,000	100,648
Cssc Offshore & Marine Engin (H Shares) (a)		42,000	57,738
Dalian Port (PDA) Co. Ltd. (H Shares) (b)		156,000	63,267
Dalian Wanda Commercial Properties Co., Ltd.		117,000	564,866
Datang International Power Generation Co. Ltd. (H Shares)		466,000	124,495
Dazhong Transport Group Co. Ltd. (B Shares)		86,200	94,954
Dongfang Electric Corp. Ltd. (H Shares)		52,800	42,847
Dongfeng Motor Group Co. Ltd. (H Shares)		512,000	609,508
Double Coin Holdings Ltd. (B Shares)		39,100	46,659
Foshan Electrical and Lighting Co. Ltd. (B Shares)		44,270	35,822
Fuyao Glass Industries Group Co. Ltd. (a)		60,800	123,825
GF Securities Co. Ltd. (a)		268,200	541,096
Great Wall Motor Co. Ltd. (H Shares)		540,500	417,307
Guangdong Electric Power Development Co. Ltd. (B Shares)		129,600	77,476
Guangshen Railway Co. Ltd. (H Shares)		236,000	100,424
Guangzhou Automobile Group Co. Ltd. (H Shares)		386,000	325,406
Guangzhou Baiyunshan Pharma Health (H Shares)		34,000	75,545
Guangzhou R&F Properties Co. Ltd. (H Shares)		163,600	176,802
Haitong Securities Co. Ltd. (H Shares)		590,400	899,114
Harbin Electric Machinery Co. Ltd.(H Shares)		114,000	41,289
Huadian Energy Co. Ltd. (B Shares) (a)		68,200	33,234
Huadian Fuxin Energy Corp. Ltd. (H Shares)		426,000	83,585
Huadian Power International Corp. Ltd. (H Shares)		266,000	159,013
Huaneng Power International, Inc. (H Shares)		732,000	602,255
Huaneng Renewables Corp. Ltd. (H Shares)		710,000	154,362
Huatai Securities Co. Ltd. (a)		196,600	367,972
Huishang Bank Corp. Ltd.		272,000	122,001
Industrial & Commercial Bank of China Ltd. (H Shares)		12,465,000	6,487,300
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		163,562	124,342
Jiangling Motors Corp. Ltd. (B Shares)		13,700	41,628
Jiangsu Expressway Co. Ltd. (H Shares)		204,000	245,458
Jiangxi Copper Co. Ltd. (H Shares)		224,000	227,255
Jinzhou Port Co. Ltd. (B Shares)		29,800	16,123
Lao Feng Xiang Co. Ltd. (B Shares)		35,502	134,409
Legend Holdings Corp. (a)		39,800	121,131
Maanshan Iron & Steel Ltd. (H Shares) (a)(b)		262,000	48,478
Metallurgical Corp. China Ltd. (H Shares)		472,000	109,658
New China Life Insurance Co. Ltd. (H Shares)		139,300	477,129
People's Insurance Co. of China Group (H Shares)		1,105,000	443,246
PetroChina Co. Ltd. (H Shares)		3,654,000	2,263,618
PICC Property & Casualty Co. Ltd. (H Shares)		565,227	966,852
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		863,500	3,912,213
Red Star Macalline Group Corp. (a)		55,400	50,562
Shandong Chenming Paper Holdings Ltd. (B Shares)		156,600	104,155
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		308,000	198,600
Shanghai Bailian Group Co. Ltd. (B Shares)		25,400	40,872
Shanghai Baosight Software Co. Ltd.		20,600	66,833
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)		63,200	47,802
Shanghai Electric Group Co. Ltd. (H Shares)		490,000	217,466
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		65,000	156,098
Shanghai Haixin Group Co. Ltd. (B Shares)		66,200	45,258
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)		23,900	72,937
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)		40	74
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)		45,900	70,663
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		85,000	283,560
Shanghai Pharma Holding Co. Ltd. (H Shares)		115,700	224,144
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)		33,600	80,021
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)		33,917	61,092
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)		142,600	69,486
Shengjing Bank Co. Ltd. (b)		271,500	315,813
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)		19,400	31,736
Shenzhen Expressway Co. (H Shares)		116,000	92,688
Sichuan Expressway Co. Ltd. (H Shares)		142,000	41,988
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		180,000	151,605
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)		605,000	245,320
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)		346,000	76,559
Sinopharm Group Co. Ltd. (H Shares)		182,000	646,483
Sinotrans Ltd. (H Shares)		321,000	146,829
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)		54,000	34,705
TravelSky Technology Ltd. (H Shares)		176,000	268,795
Tsingtao Brewery Co. Ltd. (H Shares)		64,000	228,529
Weichai Power Co. Ltd. (H Shares)		172,600	165,392
Weifu High-Technology Co. Ltd. (B Shares)		21,850	42,874
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		69,200	90,586
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)		39,720	124,460
Yanzhou Coal Mining Co. Ltd. (H Shares) (b)		322,000	130,254
Zhaojin Mining Industry Co. Ltd. (H Shares)		137,500	78,379
Zhejiang Expressway Co. Ltd. (H Shares)		262,000	229,774
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		87,500	451,481
Zijin Mining Group Co. Ltd. (H Shares)		1,008,000	229,236
ZTE Corp. (H Shares)		131,080	238,208

TOTAL CHINA			68,567,443

Colombia - 0.4%
Almacenes Exito SA		37,107	154,193
Bancolombia SA sponsored ADR		76	2,242
Cementos Argos SA		62,242	185,825
Cemex Latam Holdings SA (a)		26,655	78,767
Corporacion Financiera Colombiana SA		17,389	192,087
Corporacion Financiera Colombiana SA		4,738	53,839
Corporacion Financiera Colombiana SA (RFD) (a)		161	1,707
Ecopetrol SA		857,283	269,003
Grupo de Inversiones Suramerica SA		38,199	416,611
Interconexion Electrica SA ESP		54,133	121,377
Inversiones Argos SA		54,285	276,180
Isagen SA		132,131	158,195

TOTAL COLOMBIA			1,910,026

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		27,927	463,482
Komercni Banka A/S		2,696	566,208

TOTAL CZECH REPUBLIC			1,029,690

Egypt - 0.2%
Commercial International Bank SAE		180,067	722,103
Commercial International Bank SAE sponsored GDR		2,831	11,002
EFG-Hermes Holding SAE		88,969	81,128
Elsewedy Electric Co.		11,817	51,010
Global Telecom Holding (a)		426,403	98,568
JUHAYNA Food Industries		77,728	74,452
Sidi Kerir Petrochemcials Co.		18,309	24,225
Talaat Moustafa Group Holding		180,826	118,933
Telecom Egypt SAE		50,999	39,731

TOTAL EGYPT			1,221,152

Hong Kong - 5.1%
Beijing Enterprises Holdings Ltd.		91,500	456,851
China Agri-Industries Holdings Ltd. (a)		331,630	89,604
China Everbright International Ltd.		459,000	488,114
China Everbright Ltd.		146,000	303,570
China Jinmao Hlds Group Ltd.		858,000	224,563
China Merchants Holdings International Co. Ltd.		207,227	571,972
China Mobile Ltd.		921,000	10,116,430
China Overseas Land and Investment Ltd.		664,000	1,939,947
China Overseas Property Holdings Ltd. (a)		210,666	25,445
China Power International Development Ltd.		470,000	209,917
China Resources Beer Holdings Co. Ltd.		207,159	330,360
China Resources Power Holdings Co. Ltd.		333,691	567,627
China South City Holdings Ltd.		402,000	75,795
China Taiping Insurance Group Ltd. (a)		255,177	538,674
China Unicom Ltd.		996,000	1,103,476
CITIC Pacific Ltd.		1,109,000	1,569,631
CNOOC Ltd.		2,765,000	2,818,174
CNOOC Ltd. sponsored ADR		200	20,314
CSPC Pharmaceutical Group Ltd.		722,000	610,608
Far East Horizon Ltd.		457,000	352,118
Fosun International Ltd.		402,500	533,275
Guangdong Investment Ltd.		484,000	619,250
Lenovo Group Ltd.		1,116,000	1,001,765
Poly Property Group Co. Ltd.		278,000	75,660
Shanghai Industrial Holdings Ltd.		82,000	179,921
Shenzhen Investment Ltd.		502,431	194,218
Sino-Ocean Land Holdings Ltd.		636,479	322,704
Sinotruk Hong Kong Ltd.		100,000	33,464
Winteam Pharmaceutical Group Ltd. (a)		322,000	177,710
Yuexiu Property Co. Ltd.		1,208,000	175,686

TOTAL HONG KONG			25,726,843

Hungary - 0.3%
Magyar Telekom PLC (a)		66,685	91,901
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		8,430	408,967
OTP Bank PLC		32,866	697,022
Richter Gedeon PLC		23,733	462,446

TOTAL HUNGARY			1,660,336

India - 12.5%
ABB Ltd. India (a)		10,523	151,178
ACC Ltd.		8,995	165,136
Adani Enterprises Ltd. (a)		43,358	46,920
Adani Ports & Special Economic Zone (a)		146,967	463,373
Adani Power Ltd. (a)		156,679	66,795
Adani Transmissions Ltd. (a)		37,892	20,716
Aditya Birla Fashion and Retail Ltd. (a)		31,350	103,309
Aditya Birla Nuvo Ltd.		6,029	77,951
Ambuja Cements Ltd.		118,700	344,189
Ashok Leyland Ltd.		206,551	274,529
Asian Paints India Ltd.		51,834	667,178
Aurobindo Pharma Ltd.		47,029	581,783
Axis Bank Ltd. (a)		105,685	641,116
Bajaj Auto Ltd. (a)		13,024	451,589
Bajaj Finance Ltd. (a)		2,877	252,153
Bajaj Finserv Ltd.		6,990	192,257
Bajaj Holdings & Investment Ltd. (a)		4,756	103,798
Bank of Baroda (a)		83,741	156,138
Bank of India		82,954	123,815
Bharat Electronics Ltd.		3,075	56,134
Bharat Forge Ltd.		16,861	208,228
Bharat Heavy Electricals Ltd.		108,777	223,996
Bharat Petroleum Corp. Ltd. (a)		30,904	407,345
Bharti Airtel Ltd.		224,596	963,806
Bharti Infratel Ltd.		95,526	511,577
Bosch Ltd. (a)		1,339	346,345
Britannia Industries Ltd.		5,191	206,582
Cadila Healthcare Ltd. (a)		43,505	195,948
Cairn India Ltd. (a)		77,592	141,054
Canara Bank Ltd. (a)		31,137	89,769
Castrol India Ltd. (a)		24,120	149,803
Cipla Ltd.		56,857	492,985
Coal India Ltd.		232,288	1,099,474
Colgate-Palmolive (India)		11,674	148,002
Corporation Bank Ltd. (a)		51,470	29,605
Crompton Greaves Ltd.		76,166	193,355
Cummins India Ltd. (a)		12,940	176,663
Dabur India Ltd.		94,413	350,180
Divi's Laboratories Ltd.		15,428	260,509
DLF Ltd. (a)		74,901	107,608
Dr. Reddy's Laboratories Ltd. (a)		14,480	661,483
Eicher Motors Ltd. (a)		2,151	527,253
Emami Ltd.		9,388	139,946
Essar Oil Ltd. (a)		27,057	104,191
Exide Industries Ltd. (a)		40,142	71,421
GAIL India Ltd.		54,378	296,697
GlaxoSmithKline Consumer Healthcare Ltd. (a)		1,830	157,637
GlaxoSmithKline Pharmaceuticals Ltd. (a)		3,700	176,633
Glenmark Pharmaceuticals Ltd. (a)		24,295	278,071
GMR Infrastructure Ltd. (a)		357,429	68,933
Godrej Consumer Products Ltd.		22,088	399,752
Godrej Industries Ltd.		14,503	75,352
Grasim Industries Ltd.		1,387	69,624
Great Eastern Shipping Co. Ltd.		14,235	70,881
HCL Technologies Ltd.		92,588	1,187,795
HDFC Bank Ltd. (a)		82,559	1,505,399
Hero Motocorp Ltd. (a)		17,901	679,942
Hindalco Industries Ltd. (a)		149,991	157,651
Hindustan Petroleum Corp. Ltd.		14,164	170,962
Hindustan Unilever Ltd.		124,744	1,507,093
Hindustan Zinc Ltd. (a)		48,918	116,534
Housing Development Finance Corp. Ltd.		274,187	4,799,699
ICICI Bank Ltd. (a)		494,775	1,685,160
IDBI Bank Ltd. (a)		133,155	116,005
Idea Cellular Ltd. (a)		254,985	389,932
IDFC Bank Ltd. (a)		159,288	124,675
IDFC Ltd.		55,030	33,026
Indian Oil Corp. Ltd. (a)		98,641	586,872
IndusInd Bank Ltd.		17,361	239,019
Infosys Ltd.		328,632	5,649,330
InterGlobe Aviation Ltd. (a)		6,781	88,344
ITC Ltd.		335,765	1,592,112
Jindal Steel & Power Ltd. (a)		60,559	57,900
JSW Energy Ltd. (a)		66,814	76,002
JSW Steel Ltd. (a)		20,986	328,991
Kotak Mahindra Bank Ltd.		97,496	989,311
Larsen & Toubro Ltd. (a)		40,385	660,438
LIC Housing Finance Ltd. (a)		44,650	316,402
Lupin Ltd.		38,383	972,129
Mahindra & Mahindra Financial Services Ltd. (a)		63,690	196,247
Mahindra & Mahindra Ltd. (a)		53,699	980,953
Mangalore Refinery & Petrochemicals Ltd. (a)		37,776	36,595
Marico Ltd.		81,834	268,440
Maruti Suzuki India Ltd. (a)		4,930	298,791
Motherson Sumi Systems Ltd.		70,857	279,809
Mphasis BFL Ltd.		13,729	92,631
Nestle India Ltd.		4,178	338,565
NHPC Ltd. (a)		323,666	100,304
NMDC Ltd. (a)		143,218	171,303
NTPC Ltd.		352,868	744,538
Oil & Natural Gas Corp. Ltd.		361,426	1,213,815
Oil India Ltd.		21,498	112,021
Oracle Finance Services Software Ltd. (a)		3,947	211,786
Oriental Bank of Commerce (a)		19,172	31,971
Pidilite Industries Ltd. (a)		25,314	211,982
Piramal Enterprises Ltd. (a)		15,018	220,156
Power Finance Corp. Ltd.		57,476	149,603
Power Grid Corp. of India Ltd.		163,348	357,161
Punjab National Bank (a)		20,735	28,183
Reliance Capital Ltd. (a)		21,667	123,473
Reliance Communication Ltd. (a)		184,369	170,409
Reliance Industries Ltd.		275,660	4,228,052
Reliance Infrastructure Ltd. (a)		21,891	153,322
Reliance Power Ltd. (a)		99,901	75,151
Rural Electrification Corp. Ltd.		62,013	177,210
Shree Cement Ltd.		1,516	236,779
Shriram Transport Finance Co. Ltd.		29,639	370,505
Siemens India Ltd. (a)		16,185	244,704
State Bank of India (a)		275,430	736,194
Steel Authority of India Ltd.		186,417	118,279
Sun Pharmaceutical Industries Ltd.		192,111	2,486,657
Sun TV Ltd.		19,789	111,150
Tata Chemicals Ltd. (a)		3,139	16,444
Tata Communications Ltd.		14,718	87,309
Tata Consultancy Services Ltd.		81,848	2,895,110
Tata Motors Ltd. (a)		183,463	920,352
Tata Motors Ltd. Class A (a)		59,201	233,032
Tata Power Co. Ltd.		181,105	161,186
Tata Steel Ltd.		39,571	146,998
Tech Mahindra Ltd.		81,596	606,205
Titan Co. Ltd. (a)		14,520	78,302
Torrent Pharmaceuticals Ltd.		6,997	144,732
Torrent Power Ltd. (a)		30,860	107,212
Ultratech Cemco Ltd. (a)		12,179	512,215
Union Bank of India (a)		60,050	116,740
United Breweries Ltd. (a)		13,086	149,617
United Spirits Ltd. (a)		10,477	385,948
UPL Ltd.		54,195	351,441
Vedanta Ltd. (a)		214,058	230,077
Wipro Ltd.		104,995	873,918
Wockhardt Ltd. (a)		5,623	106,264
Yes Bank Ltd. (a)		25,998	288,023
Zee Entertainment Enterprises Ltd.		95,291	593,109

TOTAL INDIA			62,652,461

Indonesia - 2.7%
PT Adaro Energy Tbk		2,077,700	80,222
PT Astra Agro Lestari Tbk		51,800	64,792
PT Astra International Tbk		3,492,800	1,660,642
PT Bank Central Asia Tbk		2,131,600	2,043,866
PT Bank Danamon Indonesia Tbk Series A		526,200	155,841
PT Bank Mandiri (Persero) Tbk		1,627,100	1,149,062
PT Bank Negara Indonesia (Persero) Tbk		1,307,800	471,574
PT Bank Rakyat Indonesia Tbk		1,868,000	1,540,591
PT Charoen Pokphand Indonesia Tbk		1,280,700	315,438
PT Global Mediacom Tbk		1,088,100	63,658
PT Gudang Garam Tbk		80,000	341,127
PT Indo Tambangraya Megah Tbk		58,500	20,649
PT Indocement Tunggal Prakarsa Tbk		230,800	333,931
PT Indofood CBP Sukses Makmur Tbk		206,400	218,601
PT Indofood Sukses Makmur Tbk		747,900	340,309
PT International Nickel Indonesia Tbk (a)		314,500	33,549
PT Jasa Marga Tbk		332,800	140,068
PT Kalbe Farma Tbk		3,318,400	324,467
PT Media Nusantara Citra Tbk		818,900	71,638
PT Perusahaan Gas Negara Tbk Series B		1,852,200	327,374
PT Semen Gresik (Persero) Tbk		515,800	418,633
PT Surya Citra Media Tbk		994,000	196,993
PT Tambang Batubara Bukit Asam Tbk		127,400	41,609
PT Telkomunikasi Indonesia Tbk Series B		8,736,400	2,143,382
PT Tower Bersama Infrastructure Tbk (a)		320,400	147,945
PT Unilever Indonesia Tbk		197,700	530,328
PT United Tractors Tbk		265,000	338,688
PT XL Axiata Tbk (a)		478,100	128,330

TOTAL INDONESIA			13,643,307

Malaysia - 4.5%
AirAsia Bhd		199,100	68,437
Alliance Financial Group Bhd		184,400	151,588
AMMB Holdings Bhd		339,200	357,201
Astro Malaysia Holdings Bhd		350,000	235,651
Axiata Group Bhd		776,993	1,052,006
Berjaya Sports Toto Bhd		177,528	135,205
British American Tobacco (Malaysia) Bhd		24,400	340,502
Bumi Armada Bhd		555,300	139,956
Bumiputra-Commerce Holdings Bhd		953,880	957,079
DiGi.com Bhd		645,300	759,570
Felda Global Ventures Holdings Bhd		300,800	125,316
Gamuda Bhd		372,300	410,290
Genting Bhd		384,500	730,806
Genting Malaysia Bhd		491,300	530,288
Hong Leong Bank Bhd		112,300	354,702
Hong Leong Credit Bhd		39,300	131,001
IHH Healthcare Bhd		481,900	761,958
IJM Corp. Bhd		544,800	453,690
IOI Corp. Bhd		633,400	742,310
IOI Properties Group Sdn Bhd		335,500	172,731
KLCC Property Holdings Bhd		71,900	121,557
Kuala Lumpur Kepong Bhd		91,700	528,988
Lafarge Malaysia Bhd		69,000	154,460
Malayan Banking Bhd		938,271	1,943,289
Malaysia Airports Holdings Bhd		149,606	209,391
Maxis Bhd		452,700	625,294
MISC Bhd		257,400	545,025
MMC Corp. Bhd		132,300	59,150
Petronas Chemicals Group Bhd		497,700	864,017
Petronas Dagangan Bhd		51,800	318,714
Petronas Gas Bhd		137,500	760,915
PPB Group Bhd		100,400	402,116
Public Bank Bhd		541,600	2,403,382
RHB Capital Bhd		155,432	204,371
SapuraKencana Petroleum Bhd		664,500	304,315
Sime Darby Bhd		560,318	1,089,307
SP Setia Bhd		151,710	107,051
Telekom Malaysia Bhd		188,380	295,710
Tenaga Nasional Bhd		610,700	2,003,502
UEM Land Holdings Bhd		248,800	59,410
UMW Holdings Bhd		120,500	204,134
Westports Holdings Bhd		177,200	173,566
YTL Corp. Bhd		907,086	341,531
YTL Power International Bhd		488,670	173,143

TOTAL MALAYSIA			22,502,625

Malta - 0.1%
Brait SA		56,849	592,513
Mexico - 5.4%
Alfa SA de CV Series A		493,200	916,911
Alpek SA de CV		53,200	68,341
Alsea S.A.B. de CV		88,900	314,669
America Movil S.A.B. de CV Series L		4,814,500	3,394,989
CEMEX S.A.B. de CV unit		2,334,706	1,055,511
Coca-Cola FEMSA S.A.B. de CV Series L		70,800	497,691
Compartamos S.A.B. de CV (b)		191,400	342,326
Concentradora Fibra Danhos SA de CV		35,100	65,235
Controladora Comercial Mexicana S.A.B de C.V. (a)		75,600	67,190
El Puerto de Liverpool S.A.B. de CV Class C		34,300	409,155
Embotelladoras Arca S.A.B. de CV		47,400	283,312
Embotelladoras Arca S.A.B. de CV rights 2/18/16		2,539	0
Fibra Uno Administracion SA de CV		444,400	890,870
Fomento Economico Mexicano S.A.B. de CV unit		374,100	3,543,666
Gruma S.A.B. de CV Series B		29,100	440,886
Grupo Aeroportuario del Pacifico SA de CV Series B		59,600	500,584
Grupo Aeroportuario del Sureste SA de CV Series B		39,360	538,066
Grupo Bimbo S.A.B. de CV Series A (a)		325,400	908,865
Grupo Carso SA de CV Series A1		84,200	338,467
Grupo Comercial Chedraui S.A.B. de CV		48,600	127,035
Grupo Elektra SA de CV		6,060	113,938
Grupo Financiero Banorte S.A.B. de CV Series O		395,200	2,061,875
Grupo Financiero Inbursa S.A.B. de CV Series O		364,100	584,961
Grupo Financiero Santander Mexico S.A.B. de CV		263,500	405,614
Grupo Lala S.A.B. de CV		77,600	183,799
Grupo Mexico SA de CV Series B		677,907	1,314,495
Grupo Sanborns SA de CV		66,800	86,954
Grupo Televisa SA de CV		456,300	2,418,137
Industrias Bachoco SA de CV Series B		27,200	98,136
Industrias CH SA de CV (a)		30,700	89,826
Industrias Penoles SA de CV		22,295	211,411
Infraestructura Energetica Nova S.A.B. de CV		32,600	127,594
Kimberly-Clark de Mexico SA de CV Series A		145,700	348,310
Megacable Holdings S.A.B. de CV unit		52,100	190,990
Mexichem S.A.B. de CV		194,527	401,329
Minera Frisco S.A.B. de CV (a)(b)		79,000	34,932
OHL Mexico S.A.B. de CV (a)		125,300	116,542
Organizacion Soriana S.A.B. de CV Series B (a)		42,000	90,888
Promotora y Operadora de Infraestructura S.A.B. de CV		9,900	97,921
Promotora y Operadora de Infraestructura S.A.B. de CV		33,300	380,519
Telesites S.A.B. de C.V. (a)(b)		233,320	141,630
Tenedora Nemak SA de CV		93,700	119,128
Wal-Mart de Mexico SA de CV Series V		971,500	2,441,371

TOTAL MEXICO			26,764,069

Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.		98,765	104,654
National Bank of Pakistan		84,162	41,987
Oil & Gas Development Co. Ltd.		105,617	109,982
Pakistan Petroleum Ltd.		71,513	79,636

TOTAL PAKISTAN			336,259

Peru - 0.0%
Compania de Minas Buenaventura SA (a)		337	1,170
Compania de Minas Buenaventura SA sponsored ADR (a)		33,078	132,312

TOTAL PERU			133,482

Philippines - 1.8%
Aboitiz Equity Ventures, Inc.		380,370	467,142
Aboitiz Power Corp.		269,700	235,804
Alliance Global Group, Inc.		710,000	220,659
Ayala Corp.		41,280	590,468
Ayala Land, Inc.		999,900	662,771
Bank of the Philippine Islands (BPI)		275,072	506,568
BDO Unibank, Inc.		253,942	545,579
Bloomberry Resorts Corp.		473,800	40,908
DMCI Holdings, Inc.		712,450	171,181
Emperador, Inc.		297,400	45,855
Globe Telecom, Inc.		5,110	200,560
GT Capital Holdings, Inc.		10,160	275,916
International Container Terminal Services, Inc.		123,780	158,357
JG Summit Holdings, Inc.		396,530	559,173
Jollibee Food Corp.		73,440	317,025
LT Group, Inc.		484,800	161,887
Manila Electric Co.		52,390	341,267
Megaworld Corp.		1,902,200	143,341
Metropolitan Bank & Trust Co.		224,975	335,770
Petron Corp.		389,300	53,321
Philippine Long Distance Telephone Co.		13,635	636,380
PNOC Energy Development Corp.		1,043,000	120,584
Semirara Mining & Power Corp.		49,120	122,760
SM Investments Corp.		54,947	959,890
SM Prime Holdings, Inc.		1,340,900	599,096
Travellers International Hotel Group, Inc.		159,600	12,931
Universal Robina Corp.		149,480	607,293

TOTAL PHILIPPINES			9,092,486

Poland - 1.4%
Alior Bank SA (a)		8,041	118,647
Asseco Poland SA		12,528	172,356
Bank Handlowy w Warszawie SA		6,217	113,920
Bank Millennium SA (a)		102,123	135,166
Bank Polska Kasa Opieki SA		22,858	766,994
Bank Zachodni WBK SA		5,115	326,716
BRE Bank SA		2,119	163,603
Cyfrowy Polsat SA (a)		37,952	200,090
ENEA SA		34,738	99,789
Energa SA		52,112	172,689
Eurocash SA		12,889	173,753
Getin Noble Bank SA (a)		215,913	23,815
Grupa Lotos SA (a)		14,866	93,279
KGHM Polska Miedz SA (Bearer)		23,954	337,595
LPP SA		226	297,159
NG2 SA		4,300	125,578
Polish Oil & Gas Co. SA		309,600	393,839
Polska Grupa Energetyczna SA		127,186	430,198
Polski Koncern Naftowy Orlen SA		55,665	849,321
Powszechna Kasa Oszczednosci Bank SA (a)		151,229	913,698
Powszechny Zaklad Ubezpieczen SA		97,749	774,824
Synthos SA		77,912	73,713
Tauron Polska Energia SA		168,902	112,190
Telekomunikacja Polska SA		107,106	170,114
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		7,851	198,204

TOTAL POLAND			7,237,250

Russia - 4.0%
Acron Group GDR (Reg. S)		10,000	48,440
Aeroflot - Russian Airlines (a)		67,111	44,966
Alrosa Co. Ltd. (a)		289,976	237,607
Bashneft OJSC (a)		4,130	110,578
E.ON Russia JSC (a)		2,415,665	97,439
Federal Grid Co. of Unified Energy System (a)		34,171,301	26,597
Gazprom OAO sponsored ADR (Reg. S)		929,782	3,359,171
Inter Rao Ues JSC (a)		5,213,649	92,783
LSR Group OJSC GDR (Reg. S)		38,382	61,904
Lukoil PJSC sponsored ADR		82,037	2,790,986
Magnit OJSC GDR (Reg. S)		48,364	1,898,116
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)		27,478	87,370
Megafon OJSC GDR		16,952	203,458
MMC Norilsk Nickel PJSC sponsored ADR		83,087	962,717
Mobile TeleSystems OJSC sponsored ADR		86,360	604,520
Moscow Exchange MICEX-RTS OAO (a)		231,318	295,348
NOVATEK OAO GDR (Reg. S)		19,293	1,676,682
Novolipetsk Steel OJSC GDR (Reg. S)		16,143	140,344
PhosAgro OJSC GDR (Reg. S)		13,637	162,568
Rosetti OAO (a)		2,996,145	17,935
Rosneft Oil Co. OJSC GDR (Reg. S)		203,496	731,219
Rosseti PJSC		796,044	0
Rostelecom sponsored ADR		28,392	188,842
RusHydro PJSC ADR		240,828	212,231
Sberbank of Russia (a)		39,030	50,191
Sberbank of Russia sponsored ADR		456,721	2,528,661
Severstal PAO GDR (Reg. S)		29,950	242,968
Sistema JSFC (a)		550,000	129,485
Surgutneftegas OJSC sponsored ADR		140,723	687,454
Tatneft OAO sponsored ADR		44,331	1,210,280
Uralkali OJSC (a)		60,705	139,093
VTB Bank OJSC sponsored GDR (Reg. S)		450,747	849,749

TOTAL RUSSIA			19,889,702

South Africa - 8.3%
AdBEE (RF) Ltd. (a)		2,775	4,815
Adcock Ingram Holdings Ltd.		15,726	38,829
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	147
Aeci Ltd.		18,576	97,173
African Bank Investments Ltd. (a)		116,009	0
African Rainbow Minerals Ltd.		15,118	54,795
Alexander Forbes Group Holding		141,684	48,147
Anglo American Platinum Ltd. (a)		9,763	143,462
AngloGold Ashanti Ltd. (a)		69,689	601,692
Aspen Pharmacare Holdings Ltd.		57,499	978,931
Assore Ltd.		5,063	26,339
Attacq Ltd. (a)		97,953	104,837
AVI Ltd.		55,811	280,030
Barclays Africa Group Ltd.		56,903	519,043
Barloworld Ltd.		34,775	155,808
Bidvest Group Ltd.		56,274	1,299,542
Capitec Bank Holdings Ltd.		9,142	278,428
Clicks Group Ltd.		40,511	221,908
Coronation Fund Managers Ltd.		44,453	171,376
DataTec Ltd.		33,491	88,927
Discovery Ltd.		56,056	456,998
Distell Group Ltd.		7,389	73,784
EOH Holdings Ltd.		18,051	153,074
Exxaro Resources Ltd.		20,757	80,325
FirstRand Ltd.		525,464	1,490,681
Fortress Income Fund Ltd.:
Class A		89,032	81,606
Class B		123,136	268,992
Foschini Ltd.		35,171	274,479
Gold Fields Ltd.		133,481	458,049
Grindrod Ltd.		74,123	46,313
Growthpoint Properties Ltd.		433,867	625,651
Hyprop Investments Ltd.		40,785	260,415
Impala Platinum Holdings Ltd. (a)		98,314	205,391
Imperial Holdings Ltd.		29,678	227,923
Investec Ltd.		43,866	285,501
JSE Ltd.		14,357	116,985
KAP Industrial Holdings Ltd.		222,509	82,671
Kumba Iron Ore Ltd.		8,412	18,557
Liberty Holdings Ltd.		18,482	130,241
Life Healthcare Group Holdings Ltd.		177,432	391,929
Massmart Holdings Ltd.		17,819	101,763
Mediclinic International Ltd.		84,272	640,801
MMI Holdings Ltd.		180,917	259,163
Mondi Ltd.		20,525	339,624
Mr Price Group Ltd.		40,634	419,359
MTN Group Ltd.		304,002	2,686,438
Nampak Ltd.		98,797	122,158
Naspers Ltd. Class N		74,257	9,384,089
Nedbank Group Ltd.		35,012	415,927
Netcare Ltd.		254,323	541,144
Northam Platinum Ltd. (a)		54,709	108,906
Oceana Group Ltd.		5,386	37,974
Omnia Holdings Ltd.		10,189	75,518
Pick 'n Pay Holdings Ltd.		44,791	70,029
Pick 'n Pay Stores Ltd.		37,533	138,892
Pioneer Foods Ltd.		22,726	189,657
Pretoria Portland Cement Co. Ltd.		73,836	61,219
PSG Group Ltd.		16,500	189,930
Redefine Properties Ltd.		742,592	445,870
Remgro Ltd.		83,677	1,326,955
Resilient Property Income Fund Ltd.		46,038	343,872
Reunert Ltd.		26,433	106,927
RMB Holdings Ltd.		115,935	414,100
Royal Bafokeng Holdings (Pty) Ltd. (a)		9,571	17,180
Sanlam Ltd.		304,689	1,121,963
Santam Ltd.		5,609	63,093
Sappi Ltd. (a)		93,356	425,248
Sasol Ltd.		95,781	2,519,666
Shoprite Holdings Ltd.		75,509	697,236
Sibanye Gold Ltd.		120,118	267,366
Spar Group Ltd.		29,292	338,734
Standard Bank Group Ltd.		210,049	1,495,547
Steinhoff International Holdings NV		442,162	2,142,906
Sun International Ltd.		15,826	77,976
Telkom SA Ltd.		54,096	219,105
Tiger Brands Ltd.		28,051	515,409
Tongaat Hulett Ltd.		17,563	98,685
Truworths International Ltd.		73,735	457,952
Tsogo Sun Holdings Ltd.		84,546	120,838
Vodacom Group Ltd.		57,111	523,988
Woolworths Holdings Ltd.		164,690	974,433

TOTAL SOUTH AFRICA			41,341,434

Taiwan - 14.0%
Acer, Inc. (a)		481,994	166,486
Advanced Semiconductor Engineering, Inc.		1,081,940	1,156,792
Advantech Co. Ltd.		58,784	351,450
Asia Cement Corp.		393,153	307,819
ASUSTeK Computer, Inc.		122,000	984,467
AU Optronics Corp.		1,536,000	397,588
Capital Securities Corp.		342,195	89,159
Catcher Technology Co. Ltd.		128,000	947,937
Cathay Financial Holding Co. Ltd.		1,373,641	1,493,226
Cathay Real Estate Development Co. Ltd.		136,000	52,666
Chang Hwa Commercial Bank		938,303	468,030
Cheng Shin Rubber Industry Co. Ltd.		323,937	498,260
Cheng Uei Precision Industries Co. Ltd.		62,109	79,215
Chicony Electronics Co. Ltd.		93,917	194,110
China Airlines Ltd. (a)		451,043	152,838
China Development Finance Holding Corp.		2,478,800	589,936
China Motor Co. Ltd.		123,000	77,762
China Steel Corp.		2,152,204	1,145,147
Chinatrust Financial Holding Co. Ltd.		2,914,913	1,362,755
Chunghwa Telecom Co. Ltd.		657,000	2,026,123
Compal Electronics, Inc.		731,000	423,722
Delta Electronics, Inc.		374,381	1,577,259
E.SUN Financial Holdings Co. Ltd.		1,315,622	679,680
ECLAT Textile Co. Ltd.		34,000	482,224
ECLAT Textile Co. Ltd. rights 2/16/16		758	3,429
EPISTAR Corp.		163,000	138,057
Eternal Materials Co. Ltd.		136,160	131,848
EVA Airways Corp. (a)		326,575	171,160
Evergreen Marine Corp. (Taiwan)		305,420	106,556
Far Eastern International Bank		353,356	98,162
Far Eastern Textile Ltd.		697,705	496,703
Far EasTone Telecommunications Co. Ltd.		276,000	567,781
Feng Hsin Iron & Steel Co.		87,000	97,181
Feng Tay Enterprise Co. Ltd.		52,000	278,395
First Financial Holding Co. Ltd.		1,602,201	727,935
Formosa Chemicals & Fibre Corp.		761,760	1,636,383
Formosa Petrochemical Corp.		330,000	812,989
Formosa Plastics Corp.		848,520	1,964,173
Formosa Taffeta Co. Ltd.		184,000	163,400
Foxconn Technology Co. Ltd.		188,988	364,406
Fubon Financial Holding Co. Ltd.		1,256,334	1,380,696
Giant Manufacturing Co. Ltd.		49,000	322,062
Hermes Microvision, Inc.		10,000	246,528
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,408,443	5,639,811
Hotai Motor Co. Ltd.		71,000	727,658
HTC Corp.		126,000	299,978
Hua Nan Financial Holdings Co. Ltd.		1,314,375	583,813
Innolux Corp.		1,690,347	480,874
Inotera Memories, Inc. (a)		407,000	349,169
Inventec Corp.		529,865	395,606
Largan Precision Co. Ltd.		17,000	1,214,481
Lite-On Technology Corp.		371,565	393,502
Macronix International Co. Ltd. (a)		579,101	68,203
MediaTek, Inc.		253,292	1,639,754
Mega Financial Holding Co. Ltd.		1,880,413	1,193,344
Nan Ya Plastics Corp.		988,860	1,722,420
Nan Ya Printed Circuit Board Corp.		33,000	32,507
Nanya Technology Corp.		75,586	90,349
Novatek Microelectronics Corp.		100,000	417,292
Oriental Union Chemical Corp.		119,300	69,269
Pegatron Corp.		333,000	757,430
Pou Chen Corp.		461,000	574,366
President Chain Store Corp.		97,000	638,440
President Securities Corp.		127,500	48,079
Quanta Computer, Inc.		459,000	728,223
Realtek Semiconductor Corp.		76,401	189,207
Shin Kong Financial Holding Co. Ltd.		1,273,533	243,361
Siliconware Precision Industries Co. Ltd.		384,000	591,903
Sinopac Holdings Co.		1,661,623	444,717
Synnex Technology International Corp.		213,000	199,426
Taishin Financial Holdings Co. Ltd.		1,486,060	480,663
Taiwan Business Bank		672,703	161,809
Taiwan Cement Corp.		558,000	446,793
Taiwan Cooperative Financial Holding Co. Ltd.		1,412,140	584,360
Taiwan Fertilizer Co. Ltd.		120,000	151,286
Taiwan Glass Industry Corp. (a)		215,475	77,090
Taiwan Mobile Co. Ltd.		288,900	865,204
Taiwan Secom Co.		46,390	128,892
Taiwan Semiconductor Manufacturing Co. Ltd.		4,144,000	17,760,911
TECO Electric & Machinery Co. Ltd.		317,000	247,698
Ton Yi Industrial Corp.		108,000	47,547
Transcend Information, Inc.		47,000	126,735
U-Ming Marine Transport Corp.		70,000	51,748
Unified-President Enterprises Corp.		833,983	1,388,145
Unimicron Technology Corp.		213,000	85,117
United Microelectronics Corp.		2,079,000	806,362
Vanguard International Semiconductor Corp.		149,000	212,911
Walsin Lihwa Corp. (a)		519,000	111,017
Wan Hai Lines Ltd.		138,000	73,226
Wistron Corp.		429,017	242,654
Yang Ming Marine Transport Corp. (a)		302,900	71,899
Yuanta Financial Holding Co. Ltd.		1,777,952	549,535
Yuen Foong Yu Paper Manufacturing Co.		194,000	58,713
Yulon Motor Co. Ltd.		146,000	129,310
Yulon Nissan Motor Co. Ltd.		4,000	28,366

TOTAL TAIWAN			70,033,668

Thailand - 2.7%
Advanced Info Service PCL (For. Reg.)		205,500	978,916
Airports of Thailand PCL (For. Reg.)		74,400	791,977
Bangkok Bank PCL (For. Reg.)		84,500	365,742
Bangkok Dusit Medical Services PCL (For. Reg.)		670,100	414,644
Bangkok Life Assurance PCL		69,500	92,444
Banpu PCL (For. Reg.)		159,900	75,934
BEC World PCL (For. Reg.)		163,400	138,229
Berli Jucker PCL (For. Reg)		65,000	61,214
Big C Supercenter PCL		43,000	270,605
Big C Supercenter PCL (For. Reg.)		16,900	106,354
BTS Group Holdings PCL		1,043,100	238,792
Bumrungrad Hospital PCL (For. Reg.)		61,600	381,784
C.P. ALL PCL (For. Reg.)		760,700	873,365
Central Pattana PCL (For. Reg.)		232,000	292,458
Charoen Pokphand Foods PCL (For. Reg.)		535,300	294,827
Delta Electronics PCL (For. Reg.)		86,000	192,322
Electricity Generating PCL (For. Reg.)		39,000	182,523
Glow Energy PCL (For. Reg.)		70,700	152,514
Home Product Center PCL (For. Reg.)		697,106	133,551
Indorama Ventures PCL (For. Reg.)		251,800	149,858
Intouch Holdings PCL		47,300	74,937
Intouch Holdings PCL (For. Reg.)		209,700	332,226
IRPC PCL (For. Reg.)		1,739,100	209,273
Kasikornbank PCL (For. Reg.)		204,800	984,776
Krung Thai Bank PCL (For. Reg.)		622,970	305,811
Land & House PCL		316,400	78,463
Land & House PCL (For. Reg.)		246,300	61,079
Minor International PCL (For. Reg.)		298,080	283,884
PTT Exploration and Production PCL (For. Reg.)		241,939	392,503
PTT Global Chemical PCL (For. Reg.)		286,539	436,758
PTT PCL (For. Reg.)		148,000	991,201
Ratchaburi Electric Generating Holding PCL (For. Reg.)		70,900	99,124
Siam Cement PCL (For. Reg.)		52,350	634,745
Siam City Cement PCL (For. Reg.)		12,400	96,465
Siam Commercial Bank PCL (For. Reg.)		272,800	1,002,448
Thai Airways International PCL (For. Reg.) (a)		82,000	19,089
Thai Oil PCL (For. Reg.)		137,200	249,203
Thai Union Frozen Products PCL (For. Reg.)		344,020	178,374
TMB PCL (For. Reg.)		3,885,300	282,857
Total Access Communication PCL		54,300	51,430
Total Access Communication PCL (For. Reg.)		62,000	58,723
True Corp. PCL (For. Reg.) (a)		1,330,148	266,978

TOTAL THAILAND			13,278,400

Turkey - 1.7%
Akbank T.A.S.		355,899	865,785
Akcansa Cimento A/S		5,053	22,482
Anadolu Efes Biracilik Ve Malt Sanayii A/S		33,212	205,524
Arcelik A/S		29,859	155,680
Aselsan A/S		26,045	159,499
Aygaz A/S		8,076	27,570
Bim Birlesik Magazalar A/S JSC		39,668	670,528
Coca-Cola Icecek Sanayi A/S		10,654	118,162
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		330,495	288,495
Enka Insaat ve Sanayi A/S		82,020	121,826
Eregli Demir ve Celik Fabrikalari T.A.S.		233,723	244,351
Ford Otomotiv Sanayi A/S		12,836	140,277
Haci Omer Sabanci Holding A/S		139,213	402,717
Koc Holding A/S		108,824	435,208
Koza Altin Isletmeleri A/S		6,430	27,281
Migros Turk Ticaret A/S (a)		4,727	25,541
Pegasus Hava Tasimaciligi A/S (a)		5,398	30,372
Petkim Petrokimya Holding A/S		88,812	104,570
TAV Havalimanlari Holding A/S		25,411	150,458
Tofas Turk Otomobil Fabrikasi A/S		22,831	157,429
Tupras Turkiye Petrol Rafinelleri A/S (a)		21,197	537,169
Turk Hava Yollari AO (a)		99,196	245,339
Turk Sise ve Cam Fabrikalari A/S		87,769	88,791
Turk Telekomunikasyon A/S		88,583	161,845
Turk Traktor ve Ziraat Makinalari A/S		1,892	46,442
Turkcell Iletisim Hizmet A/S		135,335	482,754
Turkiye Garanti Bankasi A/S		366,125	925,232
Turkiye Halk Bankasi A/S		109,049	375,598
Turkiye Is Bankasi A/S Series C		238,184	372,314
Turkiye Sinai Kalkinma Bankasi A/S		120,189	59,777
Turkiye Vakiflar Bankasi TAO		183,916	234,593
Ulker Biskuvi Sanayi A/S		28,524	182,111
Yapi ve Kredi Bankasi A/S		158,493	198,947
Yazicilar Holding A/S		5,696	22,047

TOTAL TURKEY			8,286,714

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)		319,502	521,955
Agthia Group PJSC		23,106	43,975
Air Arabia PJSC (a)		410,722	128,604
Aldar Properties PJSC (a)		547,807	328,140
Arabtec Holding Co. (a)		367,648	119,121
Damac Properties Dubai Co. PJSC (a)		277,176	172,822
Dana Gas PJSC (a)		554,248	66,400
Deyaar Development PJSC (a)		194,465	23,297
DP World Ltd.		28,904	501,484
Dubai Financial Market PJSC (a)		263,477	81,782
Dubai Investments Ltd. (a)		129,891	58,708
Dubai Islamic Bank Pakistan Ltd. (a)		182,675	284,501
Dubai Parks and Resorts PJSC (a)		405,176	118,042
Emaar Malls Group PJSC (a)		363,616	226,719
Emaar Properties PJSC		609,636	811,686
First Gulf Bank PJSC		198,514	545,910
Orascom Construction Ltd. (a)		8,928	57,586
Union National Bank (a)		193,246	178,895
Union Properties Ltd. (a)		124,815	21,070
Waha Capital PJSC (a)		154,576	82,491

TOTAL UNITED ARAB EMIRATES			4,373,188

TOTAL COMMON STOCKS
(Cost $576,255,871)			462,290,675

Nonconvertible Preferred Stocks - 2.6%
Brazil - 2.0%
Banco Bradesco SA (PN)		442,168	2,006,438
Braskem SA (PN-A)		24,700	148,207
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		34,600	86,937
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		25,400	242,773
Companhia de Gas de Sao Paulo		2,200	22,238
Companhia de Transmissao de Energia Eletrica Paulista (PN)		5,599	63,930
Companhia Energetica de Minas Gerais (CEMIG) (PN)		115,495	170,652
Companhia Energetica de Sao Paulo Series B		29,400	96,951
Companhia Paranaense de Energia-Copel (PN-B)		14,200	78,281
Gerdau SA (PN)		141,400	127,266
Itau Unibanco Holding SA		526,574	3,284,670
Itausa-Investimentos Itau SA (PN)		613,324	1,054,970
Lojas Americanas SA (PN)		82,770	385,727
Oi SA (PN) (a)		48,090	19,838
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		745,400	901,979
Suzano Papel e Celulose SA		51,200	204,170
Telefonica Brasil SA		68,200	592,688
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		56,400	11,986
Vale SA (PN-A)		316,900	573,618

TOTAL BRAZIL			10,073,319

Chile - 0.1%
Embotelladora Andina SA Class B		38,285	107,868
Sociedad Quimica y Minera de Chile SA (PN-B)		15,683	251,689

TOTAL CHILE			359,557

Colombia - 0.2%
Bancolombia SA (PN)		73,213	534,851
Cementos Argos SA		41,246	114,471
Grupo Aval Acciones y Valores SA		633,345	203,558
Grupo de Inversiones Suramerica SA		18,338	192,738

TOTAL COLOMBIA			1,045,618

Russia - 0.3%
AK Transneft OAO (a)		271	680,922
Bashneft OJSC (a)		3,300	75,873
Surgutneftegas OJSC (a)		1,235,838	753,920

TOTAL RUSSIA			1,510,715

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $30,559,883)			12,989,209
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	48,886

Government Obligations - 0.6%
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.41% 2/4/16 to 7/21/16 (Cost $2,996,126)(e)		3,000,000	2,996,183
		Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.38% (f)		17,058,090	17,058,090
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		3,584,525	3,584,525
TOTAL MONEY MARKET FUNDS
(Cost $20,642,615)			20,642,615
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $630,507,404)			498,967,568
NET OTHER ASSETS (LIABILITIES) - 0.1%			643,023
NET ASSETS - 100%			$499,610,591

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
650 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	24,303,500	$572,440

The face value of futures purchased as a percentage of Net Assets is 4.9%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,605 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,159,681.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,968
Fidelity Securities Lending Cash Central Fund	46,632
Total	$53,600

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,341,258	$7,155,680	$34,185,578	$--
Consumer Staples	39,915,166	18,693,455	21,221,711	--
Energy	42,719,535	6,524,869	36,194,666	--
Financials	142,674,553	30,077,572	112,313,421	283,560
Health Care	14,896,971	583,188	14,225,149	88,634
Industrials	33,569,964	7,247,969	26,321,995	--
Information Technology	73,455,188	1,638,928	71,816,258	2
Materials	31,603,503	8,561,627	22,993,946	47,930
Telecommunication Services	36,502,270	5,746,358	30,755,912	--
Utilities	18,601,476	6,097,417	12,504,059	--
Corporate Bonds	48,886	--	48,886	--
Government Obligations	2,996,183	--	2,996,183	--
Money Market Funds	20,642,615	20,642,615	--	--
Total Investments in Securities:	$498,967,568	$112,969,678	$385,577,764	$420,126
Derivative Instruments:
Assets
Futures Contracts	$572,440	$572,440	$--	$--
Total Assets	$572,440	$572,440	$--	$--
Total Derivative Instruments:	$572,440	$572,440	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$108,347,950
Level 2 to Level 1	$464,099

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $632,387,073. Net unrealized depreciation aggregated $133,419,505, of which $27,257,399 related to appreciated investment securities and $160,676,904 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

January 31, 2016

SGX-QTLY-0316
1.899284.106

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Australia - 4.7%
AGL Energy Ltd.		119,328	$1,591,381
Alumina Ltd. (a)		439,658	329,091
Amcor Ltd.		208,591	1,989,116
AMP Ltd.		522,254	2,012,581
APA Group unit		196,196	1,196,033
Aristocrat Leisure Ltd.		95,704	703,288
Asciano Ltd.		166,630	1,056,378
ASX Ltd.		33,728	1,020,199
Aurizon Holdings Ltd.		374,833	991,159
Australia & New Zealand Banking Group Ltd.		510,867	8,868,140
Bank of Queensland Ltd.		65,680	615,245
Bendigo & Adelaide Bank Ltd.		78,282	602,178
BHP Billiton Ltd.		570,996	6,270,654
Boral Ltd.		133,937	537,448
Brambles Ltd.		276,826	2,211,391
Caltex Australia Ltd.		47,791	1,278,052
Challenger Ltd.		101,539	577,899
Cimic Group Ltd.		17,302	298,412
Coca-Cola Amatil Ltd.		102,264	612,232
Cochlear Ltd.		10,185	682,648
Commonwealth Bank of Australia		301,776	17,058,076
Computershare Ltd.		84,586	631,507
Crown Ltd.		63,418	559,364
CSL Ltd.		82,619	6,154,212
DEXUS Property Group unit		171,058	902,214
DUET Group		406,407	668,809
Flight Centre Travel Group Ltd. (a)		9,858	275,494
Fortescue Metals Group Ltd. (a)		283,642	356,460
Goodman Group unit		313,465	1,372,577
Harvey Norman Holdings Ltd.		98,314	313,499
Healthscope Ltd.		311,090	491,773
Iluka Resources Ltd.		70,997	278,553
Incitec Pivot Ltd.		299,008	666,483
Insurance Australia Group Ltd.		430,958	1,630,030
Lendlease Group unit		97,183	907,503
Macquarie Group Ltd.		53,046	2,736,199
Medibank Private Ltd.		488,600	875,719
Mirvac Group unit		653,503	892,304
National Australia Bank Ltd.		466,062	9,258,795
Newcrest Mining Ltd. (b)		136,198	1,280,357
Orica Ltd.		64,588	658,209
Origin Energy Ltd.		309,619	916,360
Platinum Asset Management Ltd.		39,175	181,347
Qantas Airways Ltd.		145,592	404,864
QBE Insurance Group Ltd.		242,389	1,896,082
Ramsay Health Care Ltd.		24,988	1,084,888
realestate.com.au Ltd.		9,353	355,014
Rio Tinto Ltd.		75,171	2,122,811
Santos Ltd.		299,791	687,539
Scentre Group unit		943,289	2,946,608
SEEK Ltd.		58,616	610,234
Sonic Healthcare Ltd.		68,448	902,375
South32 Ltd. (b)		929,296	652,257
South32 Ltd. sponsored ADR (b)		2,887	9,816
SP AusNet		298,600	312,702
Stockland Corp. Ltd. unit		420,057	1,232,481
Suncorp Group Ltd.		228,119	1,903,098
Sydney Airport unit		192,445	906,203
Tabcorp Holdings Ltd.		145,197	477,329
Tatts Group Ltd.		256,983	764,453
Telstra Corp. Ltd.		757,568	3,052,508
The GPT Group unit		313,597	1,096,988
TPG Telecom Ltd.		50,740	365,574
Transurban Group unit		358,952	2,767,403
Treasury Wine Estates Ltd.		130,794	851,275
Vicinity Centers unit		596,254	1,241,326
Wesfarmers Ltd.		199,395	6,016,339
Westfield Corp. unit (b)		350,364	2,494,103
Westpac Banking Corp.		590,344	13,073,916
Woodside Petroleum Ltd.		131,603	2,652,375
Woolworths Ltd.		224,944	3,910,579

TOTAL AUSTRALIA			137,300,509

Austria - 0.1%
Andritz AG		14,022	652,000
Erste Group Bank AG (b)		49,517	1,430,379
IMMOEAST AG (b)		928	0
OMV AG		26,283	676,533
Raiffeisen International Bank-Holding AG (b)		19,845	250,314
Voestalpine AG		20,264	532,925

TOTAL AUSTRIA			3,542,151

Bailiwick of Jersey - 0.7%
Experian PLC		172,977	2,950,792
Glencore Xstrata PLC		2,176,069	2,805,594
Petrofac Ltd.		46,941	534,944
Randgold Resources Ltd.		16,597	1,177,895
Shire PLC		105,282	5,905,483
Wolseley PLC		46,134	2,288,554
WPP PLC		230,292	5,008,276

TOTAL BAILIWICK OF JERSEY			20,671,538

Belgium - 1.1%
Ageas		35,624	1,446,723
Anheuser-Busch InBev SA NV		143,003	17,984,987
Belgacom SA		26,952	931,657
Colruyt NV		12,614	674,460
Delhaize Group SA		18,385	1,929,690
Groupe Bruxelles Lambert SA		14,361	1,091,840
KBC Groep NV		44,514	2,550,955
Solvay SA Class A		13,164	1,090,546
Telenet Group Holding NV (b)		9,271	482,592
UCB SA		22,456	1,920,009
Umicore SA		16,988	624,571

TOTAL BELGIUM			30,728,030

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (b)		410,000	207,383
Alibaba Pictures Group Ltd. (b)		1,730,000	353,526
Beijing Enterprises Water Group Ltd.		738,000	368,266
Brilliance China Automotive Holdings Ltd.		520,000	501,359
Cheung Kong Infrastructure Holdings Ltd.		112,000	1,053,410
China Gas Holdings Ltd.		300,000	383,263
China Resource Gas Group Ltd.		154,000	384,294
Cosco Pacific Ltd.		307,377	348,886
Credicorp Ltd. (United States)		11,644	1,180,236
First Natural Foods Holdings Ltd.		9,500,000	192,995
First Pacific Co. Ltd.		426,078	293,797
GOME Electrical Appliances Holdings Ltd.		2,104,418	294,981
Haier Electronics Group Co. Ltd.		215,000	379,556
Hanergy Thin Film Power Group Ltd. (b)		1,902,000	2
Hongkong Land Holdings Ltd.		102,900	648,357
Kerry Properties Ltd.		117,000	270,786
Kunlun Energy Co. Ltd.		548,000	413,470
Li & Fung Ltd.		1,050,000	604,008
Luye Pharma Group Ltd. (b)		221,500	183,367
Nine Dragons Paper (Holdings) Ltd.		288,000	181,614
Noble Group Ltd.		808,597	178,721
NWS Holdings Ltd.		270,199	402,855
Shangri-La Asia Ltd.		230,000	214,265
Sihuan Pharmaceutical Holdings Group Ltd.		614,000	78,912
Yue Yuen Industrial (Holdings) Ltd.		129,500	447,254

TOTAL BERMUDA			9,565,563

Brazil - 0.7%
Ambev SA		750,630	3,501,864
B2W Companhia Global do Varejo (b)		18,300	60,668
Banco Bradesco SA		134,220	657,375
Banco Bradesco SA:
rights 2/5/16 (b)		4,141	414
rights 2/5/16(b)		12,609	2,837
Banco do Brasil SA		148,800	515,246
Banco Santander SA (Brasil) unit		77,000	251,225
BB Seguridade Participacoes SA		120,300	695,670
BM&F BOVESPA SA		296,300	760,048
BR Malls Participacoes SA		75,400	223,761
Brasil Foods SA		103,700	1,250,425
CCR SA		153,900	491,735
Cetip SA - Mercados Organizado		38,660	369,608
Cielo SA		148,016	1,253,388
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		57,200	304,891
Companhia Siderurgica Nacional SA (CSN)		104,100	92,393
Cosan SA Industria e Comercio		20,900	131,363
CPFL Energia SA		37,150	150,558
Drogasil SA		35,800	371,265
Duratex SA		57,266	75,881
Embraer SA		114,700	824,734
Energias do Brasil SA		43,300	131,206
Equatorial Energia SA		30,000	271,289
Estacio Participacoes SA		49,900	146,090
Fibria Celulose SA		43,295	476,918
Hypermarcas SA (b)		60,000	335,267
JBS SA		130,000	351,018
Klabin SA unit		95,900	503,500
Kroton Educacional SA		240,792	511,709
Localiza Rent A Car SA		24,960	136,850
Lojas Americanas SA		28,775	82,660
Lojas Renner SA		111,600	494,971
M. Dias Branco SA		6,300	91,370
Multiplan Empreendimentos Imobiliarios SA		13,600	140,767
Natura Cosmeticos SA		29,400	164,722
Odontoprev SA		48,600	122,721
Petroleo Brasileiro SA - Petrobras (ON) (b)		475,011	822,998
Porto Seguro SA		18,900	123,659
Qualicorp SA		37,400	126,138
Sul America SA unit		29,542	133,463
Terna Participacoes SA unit		18,700	81,302
TIM Participacoes SA		140,603	223,921
Totvs SA		20,500	166,058
Tractebel Energia SA		27,200	230,124
Ultrapar Participacoes SA		62,100	921,921
Vale SA		199,800	485,538
Vale SA sponsored ADR (a)		26,400	64,680
Via Varejo SA unit		18,900	13,798
Weg SA		95,820	370,363

TOTAL BRAZIL			19,710,370

Canada - 5.9%
Agnico Eagle Mines Ltd. (Canada)		38,631	1,144,949
Agrium, Inc.		24,131	2,107,005
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		74,493	3,242,618
AltaGas Ltd. (a)		25,732	602,109
ARC Resources Ltd. (a)		60,944	819,170
ATCO Ltd. Class I (non-vtg.)		13,718	380,234
Bank of Montreal		114,933	6,171,219
Bank of Nova Scotia		215,932	8,845,983
Barrick Gold Corp.		207,124	2,059,560
BCE, Inc.		25,557	1,029,468
BlackBerry Ltd. (b)		89,558	638,650
Bombardier, Inc. Class B (sub. vtg.)		338,568	236,845
Brookfield Asset Management, Inc. Class A		153,616	4,637,319
CAE, Inc.		48,241	503,795
Cameco Corp.		70,342	854,106
Canadian Imperial Bank of Commerce		70,523	4,593,132
Canadian National Railway Co.		141,728	7,683,804
Canadian Natural Resources Ltd.		194,598	4,165,889
Canadian Oil Sands Ltd.		87,159	584,212
Canadian Pacific Railway Ltd.		27,139	3,262,337
Canadian Tire Ltd. Class A (non-vtg.)		12,925	1,053,172
Canadian Utilities Ltd. Class A (non-vtg.)		22,174	571,880
CCL Industries, Inc. Class B		4,961	699,406
Cenovus Energy, Inc.		148,196	1,825,871
CGI Group, Inc. Class A (sub. vtg.) (b)		39,852	1,707,984
CI Financial Corp.		42,117	930,188
Constellation Software, Inc.		3,384	1,231,951
Crescent Point Energy Corp. (a)		88,648	982,728
Dollarama, Inc.		21,570	1,157,411
Eldorado Gold Corp.		125,847	285,669
Element Financial Corp.		69,026	727,756
Empire Co. Ltd. Class A (non-vtg.)		30,560	577,649
Enbridge, Inc.		152,986	5,313,940
Encana Corp.		149,698	657,179
Fairfax Financial Holdings Ltd. (sub. vtg.)		3,917	2,016,826
Finning International, Inc.		30,430	387,516
First Capital Realty, Inc.		20,208	270,036
First Quantum Minerals Ltd.		121,304	262,368
Fortis, Inc.		49,550	1,439,918
Franco-Nevada Corp.		27,906	1,235,641
George Weston Ltd.		9,102	701,768
Gildan Activewear, Inc.		40,901	1,032,379
Goldcorp, Inc.		147,589	1,681,434
Great-West Lifeco, Inc.		53,238	1,319,454
H&R REIT/H&R Finance Trust		24,082	324,039
Husky Energy, Inc.		62,261	619,543
IGM Financial, Inc.		17,989	461,121
Imperial Oil Ltd.		52,758	1,617,500
Industrial Alliance Insurance and Financial Services, Inc.		18,293	543,084
Intact Financial Corp.		23,392	1,402,618
Inter Pipeline Ltd.		59,802	969,024
Jean Coutu Group, Inc. Class A (sub. vtg.)		14,894	209,339
Keyera Corp.		30,203	827,893
Kinross Gold Corp. (b)		202,643	334,146
Linamar Corp.		8,886	346,522
Loblaw Companies Ltd.		40,287	1,891,985
Magna International, Inc. Class A (sub. vtg.)		72,932	2,533,800
Manulife Financial Corp.		350,600	4,872,712
MEG Energy Corp. (b)		27,748	115,080
Methanex Corp.		16,436	438,090
Metro, Inc. Class A (sub. vtg.)		43,477	1,285,161
National Bank of Canada		58,465	1,668,103
Onex Corp. (sub. vtg.)		15,132	904,420
Open Text Corp.		21,775	1,065,357
Pembina Pipeline Corp.		61,033	1,387,173
Peyto Exploration & Development Corp.		27,155	584,039
Potash Corp. of Saskatchewan, Inc.		148,395	2,419,403
Power Corp. of Canada (sub. vtg.)		66,203	1,404,020
Power Financial Corp.		44,599	1,029,257
PrairieSky Royalty Ltd. (a)		25,895	368,582
Restaurant Brands International, Inc.		35,958	1,214,343
RioCan (REIT)		27,261	481,431
Rogers Communications, Inc. Class B (non-vtg.)		64,341	2,203,182
Royal Bank of Canada		263,893	13,666,527
Saputo, Inc.		45,376	1,114,237
Seven Generations Energy Ltd. (b)		29,041	326,709
Shaw Communications, Inc. Class B		71,454	1,236,890
Silver Wheaton Corp.		71,936	847,786
Smart (REIT)		11,000	243,101
SNC-Lavalin Group, Inc.		26,779	765,579
Sun Life Financial, Inc.		108,583	3,114,330
Suncor Energy, Inc.		257,105	6,089,474
Teck Resources Ltd. Class B (sub. vtg.) (a)		101,576	379,215
TELUS Corp.		35,410	985,029
The Toronto-Dominion Bank		329,431	12,498,578
Thomson Reuters Corp.		62,427	2,335,052
Tourmaline Oil Corp. (b)		33,421	666,321
TransCanada Corp.		126,060	4,377,771
Turquoise Hill Resources Ltd. (b)		175,019	366,054
Valeant Pharmaceuticals International, Inc. (Canada) (b)		57,907	5,332,289
Veresen, Inc.		51,489	293,299
Vermilion Energy, Inc. (a)		19,684	526,349
West Fraser Timber Co. Ltd.		12,073	414,958
Yamana Gold, Inc.		166,790	286,933

TOTAL CANADA			171,019,976

Cayman Islands - 2.0%
58.com, Inc. ADR (a)(b)		6,300	353,430
AAC Technology Holdings, Inc.		126,500	810,520
Alibaba Group Holding Ltd. sponsored ADR (b)		87,061	5,835,699
Anta Sports Products Ltd.		170,000	410,958
ASM Pacific Technology Ltd.		40,600	295,354
Baidu.com, Inc. sponsored ADR (b)		23,956	3,911,296
Belle International Holdings Ltd.		791,000	532,947
Car, Inc. (a)(b)		148,000	186,014
Casetek Holdings		24,000	123,950
Chailease Holding Co. Ltd.		178,977	284,095
Cheung Kong Property Holdings Ltd.		480,616	2,605,101
China Conch Venture Holdings Ltd.		228,500	369,574
China Huishan Dairy Hld Co. Ltd. (a)		1,079,000	407,387
China Medical System Holdings Ltd.		200,000	235,121
China Mengniu Dairy Co. Ltd.		470,000	655,696
China Resources Land Ltd.		480,465	1,187,413
China State Construction International Holdings Ltd.		316,000	510,304
CK Hutchison Holdings Ltd.		480,116	5,998,904
Country Garden Holdings Co. Ltd.		946,537	366,869
Ctrip.com International Ltd. sponsored ADR (b)		25,017	1,067,726
ENN Energy Holdings Ltd.		132,000	595,194
Evergrande Real Estate Group Ltd. (a)		950,000	629,621
GCL-Poly Energy Holdings Ltd. (a)		1,854,000	239,096
Geely Automobile Holdings Ltd.		915,000	393,914
Haitian International Holdings Ltd.		111,000	135,001
Hengan International Group Co. Ltd.		127,500	1,142,136
JD.com, Inc. sponsored ADR (b)		29,662	772,102
Kingsoft Corp. Ltd.		149,000	323,732
Longfor Properties Co. Ltd.		251,000	320,665
Melco Crown Entertainment Ltd. sponsored ADR (a)		16,696	254,447
MGM China Holdings Ltd.		177,200	213,324
NetEase, Inc. sponsored ADR		6,800	1,061,752
New Oriental Education & Technology Group, Inc. sponsored ADR		11,600	364,356
New World China Land Ltd.		462,000	448,569
Qihoo 360 Technology Co. Ltd. ADR (b)		8,000	573,680
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)		4,700	207,176
Sands China Ltd.		430,800	1,504,675
Semiconductor Manufacturing International Corp. (b)		4,613,000	400,562
Shenzhou International Group Holdings Ltd.		95,000	509,401
Shimao Property Holdings Ltd.		241,000	339,773
Shui On Land Ltd.		643,170	156,843
Sino Biopharmaceutical Ltd.		768,000	529,219
SOHO China Ltd.		372,500	173,801
SouFun Holdings Ltd. ADR (a)		22,703	135,310
Sunac China Holdings Ltd.		334,000	208,063
TAL Education Group ADR (a)(b)		3,700	177,489
Tencent Holdings Ltd.		895,900	16,831,005
Tingyi (Cayman Islands) Holding Corp.		334,000	381,598
Vipshop Holdings Ltd. ADR (b)		34,300	440,412
Want Want China Holdings Ltd.		1,016,000	667,455
WH Group Ltd. (b)		1,053,500	603,253
Wynn Macau Ltd. (a)		284,400	307,947
Youku Tudou, Inc. ADR (b)		10,000	272,300
YY, Inc. ADR (a)(b)		2,500	145,275
Zhen Ding Technology Holding Ltd.		67,230	142,256

TOTAL CAYMAN ISLANDS			57,749,760

Chile - 0.2%
AES Gener SA		430,165	188,732
Aguas Andinas SA		439,939	220,771
Banco de Chile		4,307,809	445,032
Banco de Credito e Inversiones		5,580	215,097
Banco Santander Chile		11,210,539	484,627
Cencosud SA		227,770	465,182
Colbun SA		1,336,502	338,884
Compania Cervecerias Unidas SA		24,648	269,663
Compania de Petroleos de Chile SA (COPEC)		79,018	681,190
CorpBanca SA		26,487,761	200,867
Empresa Nacional de Electricidad SA		578,512	753,347
Empresa Nacional de Telecomunicaciones SA (ENTEL)		20,452	200,535
Empresas CMPC SA		219,178	497,713
Enersis SA		3,445,335	821,008
LATAM Airlines Group SA (b)		51,831	267,365
S.A.C.I. Falabella		84,250	555,053
Sonda SA		82,649	130,612

TOTAL CHILE			6,735,678

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)		3,992,000	1,424,976
Air China Ltd. (H Shares)		306,000	198,946
Aluminum Corp. of China Ltd. (H Shares) (b)		662,000	201,188
Anhui Conch Cement Co. Ltd. (H Shares)		212,500	417,210
AviChina Industry & Technology Co. Ltd. (H Shares)		356,000	250,136
Bank Communications Co. Ltd. (H Shares)		1,523,200	931,254
Bank of China Ltd. (H Shares)		13,762,024	5,388,813
Beijing Capital International Airport Co. Ltd. (H Shares)		312,000	283,447
BYD Co. Ltd. (H Shares) (a)(b)		112,000	515,238
CGN Power Co. Ltd.		1,538,000	456,097
China Cinda Asset Management Co. Ltd. (H Shares)		1,512,000	475,771
China CITIC Bank Corp. Ltd. (H Shares) (b)		1,404,293	822,334
China Coal Energy Co. Ltd. (H Shares) (a)		614,000	209,497
China Communications Construction Co. Ltd. (H Shares)		757,000	676,193
China Communications Services Corp. Ltd. (H Shares)		392,000	154,374
China Construction Bank Corp. (H Shares)		14,576,649	8,898,972
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		440,000	157,517
China Everbright Bank Co. Ltd. (H Shares)		593,000	279,347
China Galaxy Securities Co. Ltd. (H Shares)		584,500	432,392
China International Marine Containers (Group) Ltd. (H Shares)		86,500	135,432
China Life Insurance Co. Ltd. (H Shares)		1,289,000	3,125,140
China Longyuan Power Grid Corp. Ltd. (H Shares)		545,000	325,644
China Merchants Bank Co. Ltd. (H Shares)		795,191	1,545,751
China Minsheng Banking Corp. Ltd. (H Shares)		1,028,860	913,090
China National Building Materials Co. Ltd. (H Shares)		476,000	198,516
China Oilfield Services Ltd. (H Shares)		302,000	219,261
China Pacific Insurance (Group) Co. Ltd. (H Shares)		456,600	1,611,182
China Petroleum & Chemical Corp. (H Shares)		4,419,800	2,496,914
China Railway Construction Corp. Ltd. (H Shares)		341,000	342,453
China Railway Group Ltd. (H Shares)		681,000	491,766
China Shenhua Energy Co. Ltd. (H Shares)		593,000	895,376
China Shipping Container Lines Co. Ltd. (H Shares) (b)		667,000	129,757
China Southern Airlines Ltd. (H Shares)		304,000	184,347
China Telecom Corp. Ltd. (H Shares)		2,410,000	1,133,531
China Vanke Co. Ltd. (H Shares)		219,700	503,238
Chongqing Changan Automobile Co. Ltd. (B Shares)		145,300	285,278
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		438,000	224,189
CITIC Securities Co. Ltd. (H Shares)		372,000	723,739
CRRC Corp. Ltd. (H Shares) (a)		762,800	712,886
Dalian Wanda Commercial Properties Co., Ltd.		101,600	490,516
Datang International Power Generation Co. Ltd. (H Shares)		466,000	124,495
Dongfeng Motor Group Co. Ltd. (H Shares)		470,000	559,509
GF Securities Co. Ltd. (b)		235,000	474,115
Great Wall Motor Co. Ltd. (H Shares)		534,000	412,288
Guangzhou Automobile Group Co. Ltd. (H Shares)		371,376	313,078
Guangzhou R&F Properties Co. Ltd. (H Shares)		169,600	183,286
Haitong Securities Co. Ltd. (H Shares)		562,000	855,863
Huadian Power International Corp. Ltd. (H Shares)		280,000	167,382
Huaneng Power International, Inc. (H Shares)		732,000	602,255
Huaneng Renewables Corp. Ltd. (H Shares)		654,000	142,187
Huatai Securities Co. Ltd. (b)		178,200	333,533
Industrial & Commercial Bank of China Ltd. (H Shares)		12,781,008	6,651,764
Jiangsu Expressway Co. Ltd. (H Shares)		210,000	252,677
Jiangxi Copper Co. Ltd. (H Shares)		224,000	227,255
New China Life Insurance Co. Ltd. (H Shares)		135,400	463,771
People's Insurance Co. of China Group (H Shares)		1,129,000	452,873
PetroChina Co. Ltd. (H Shares)		3,656,000	2,264,857
PICC Property & Casualty Co. Ltd. (H Shares)		677,334	1,158,617
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		903,000	4,091,174
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		324,000	208,917
Shanghai Electric Group Co. Ltd. (H Shares) (a)		478,000	212,140
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		66,500	159,700
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		88,061	293,772
Shanghai Pharma Holding Co. Ltd. (H Shares)		118,400	229,375
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		218,000	183,611
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (b)		612,000	248,158
Sinopharm Group Co. Ltd. (H Shares)		206,800	734,575
Sinotrans Ltd. (H Shares)		318,000	145,457
TravelSky Technology Ltd. (H Shares)		164,000	250,468
Tsingtao Brewery Co. Ltd. (H Shares)		60,000	214,246
Weichai Power Co. Ltd. (H Shares)		162,400	155,618
Yanzhou Coal Mining Co. Ltd. (H Shares) (a)		334,000	135,109
Zhejiang Expressway Co. Ltd. (H Shares)		244,000	213,988
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		89,500	461,801
Zijin Mining Group Co. Ltd. (H Shares)		1,023,000	232,647
ZTE Corp. (H Shares)		132,136	240,127

TOTAL CHINA			62,912,396

Colombia - 0.1%
Cementos Argos SA		67,858	202,592
Corporacion Financiera Colombiana SA		13,426	148,310
Corporacion Financiera Colombiana SA		1,000	11,363
Corporacion Financiera Colombiana SA (RFD) (b)		124	1,315
Ecopetrol SA		860,243	269,932
Grupo de Inversiones Suramerica SA		39,821	434,301
Interconexion Electrica SA ESP		66,735	149,633
Inversiones Argos SA		48,364	246,056

TOTAL COLOMBIA			1,463,502

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		27,098	449,723
Komercni Banka A/S		2,642	554,867
Telefonica Czech Rep A/S		10,000	102,544

TOTAL CZECH REPUBLIC			1,107,134

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		711	898,681
Series B		1,198	1,541,374
Carlsberg A/S Series B		19,026	1,604,037
Christian Hansen Holding A/S		17,539	1,073,862
Coloplast A/S Series B		19,813	1,626,614
Danske Bank A/S		125,545	3,378,598
DSV de Sammensluttede Vognmaend A/S		33,974	1,322,146
ISS Holdings A/S		26,353	931,664
Novo Nordisk A/S:
Series B		330,040	18,438,809
Series B sponsored ADR (a)		18,490	1,033,036
Novozymes A/S Series B		41,508	1,732,511
Pandora A/S		19,520	2,611,494
TDC A/S		144,415	620,183
Tryg A/S		20,300	388,158
Vestas Wind Systems A/S		39,789	2,603,567
William Demant Holding A/S (b)		4,301	379,137

TOTAL DENMARK			40,183,871

Egypt - 0.0%
Commercial International Bank SAE		136,392	546,958
Commercial International Bank SAE sponsored GDR		40,173	156,118
Global Telecom Holding (b)		437,779	101,197
Global Telecom Holding GDR (b)		10,000	11,410
Talaat Moustafa Group Holding		182,639	120,126

TOTAL EGYPT			935,809

Finland - 0.7%
Elisa Corp. (A Shares)		25,140	910,550
Fortum Corp.		79,191	1,245,236
Kone Oyj (B Shares)		59,940	2,634,611
Metso Corp.		20,027	413,238
Neste Oyj		22,828	715,185
Nokia Corp.		702,652	5,061,527
Nokian Tyres PLC		20,326	691,088
Orion Oyj (B Shares)		17,847	588,811
Sampo Oyj (A Shares)		79,711	3,859,947
Stora Enso Oyj (R Shares)		98,096	799,457
UPM-Kymmene Corp.		95,054	1,549,078
Wartsila Corp.		26,292	1,180,968

TOTAL FINLAND			19,649,696

France - 6.6%
Accor SA		37,359	1,418,830
Aeroports de Paris		5,360	607,181
Air Liquide SA		28,259	2,922,248
Alcatel-Lucent SA (b)		584,143	2,316,267
Alstom SA (a)(b)		38,516	1,033,526
Arkema SA		11,847	739,974
Atos Origin SA		15,571	1,230,943
AXA SA		347,902	8,597,610
BIC SA		5,094	829,641
BNP Paribas SA		188,285	8,919,399
Bollore Group (b)		642	2,554
Bollore Group		154,211	622,385
Bouygues SA		35,940	1,406,840
Bureau Veritas SA		47,168	898,577
Capgemini SA		29,085	2,657,809
Carrefour SA		98,451	2,801,994
Casino Guichard Perrachon SA (a)		9,840	446,037
Christian Dior SA		9,657	1,633,256
CNP Assurances		29,888	399,677
Compagnie de St. Gobain		86,649	3,571,174
Credit Agricole SA		187,613	1,872,203
Danone SA		104,815	7,219,173
Dassault Systemes SA		22,690	1,753,790
Edenred SA		36,961	695,414
EDF SA (b)		23,260	305,199
EDF SA		20,019	261,778
Engie		260,082	4,149,758
Essilor International SA		36,548	4,534,211
Eurazeo SA		6,981	426,148
Eutelsat Communications		30,445	983,967
Fonciere des Regions		5,470	464,768
Gecina SA		6,145	789,923
Groupe Eurotunnel SA		83,288	957,088
Hermes International SCA		4,677	1,591,178
ICADE		5,948	422,710
Iliad SA		4,678	1,173,047
Imerys SA		6,332	391,860
Ingenico SA		9,751	1,151,057
JCDecaux SA		13,082	515,119
Kering SA		13,457	2,267,807
Klepierre SA		39,329	1,704,598
L'Oreal SA		21,788	3,724,107
L'Oreal SA		14,100	2,420,941
L'Oreal SA (b)		8,931	1,533,434
Lagardere S.C.A. (Reg.)		21,175	601,747
Legrand SA		47,202	2,599,911
LVMH Moet Hennessy - Louis Vuitton SA		49,662	7,987,958
Michelin CGDE Series B		33,116	3,021,282
Natixis SA		167,831	821,128
Numericable Group SA		19,493	773,956
Orange SA		353,225	6,271,740
Pernod Ricard SA		37,779	4,421,409
Peugeot Citroen SA (b)		78,600	1,168,763
Publicis Groupe SA		33,617	2,016,527
Remy Cointreau SA		4,425	317,815
Renault SA		34,163	2,898,830
Rexel SA		53,849	637,718
Safran SA		55,585	3,600,934
Sanofi SA		204,202	16,981,576
Sanofi SA sponsored ADR		11,693	486,897
Schneider Electric SA		99,274	5,296,841
SCOR SE		27,240	949,538
Societe Generale Series A		128,908	4,917,532
Sodexo SA (b)		1,778	174,700
Sodexo SA		8,975	878,998
Sodexo SA (b)		6,008	590,324
Suez Environnement SA		53,152	985,305
Technip SA		18,576	865,541
Thales SA		18,517	1,409,417
Total SA		372,904	16,564,740
Total SA sponsored ADR (a)		13,693	606,874
Unibail-Rodamco		17,567	4,427,967
Valeo SA		14,114	1,833,948
Veolia Environnement SA		79,964	1,927,860
VINCI SA		85,029	5,760,479
Vivendi SA		206,630	4,492,154
Wendel SA		4,996	500,305
Zodiac Aerospace		35,857	747,726

TOTAL FRANCE			191,903,640

Germany - 5.9%
adidas AG		37,154	3,825,845
Allianz SE		81,288	13,155,358
Axel Springer Verlag AG		7,805	406,426
BASF AG		163,343	10,887,336
Bayer AG		147,093	16,554,770
Bayerische Motoren Werke AG (BMW)		58,844	4,900,826
Beiersdorf AG		17,941	1,655,846
Brenntag AG		27,459	1,347,350
Commerzbank AG (b)		188,745	1,533,834
Continental AG		19,552	4,102,935
Daimler AG (Germany)		171,228	11,988,320
Deutsche Bank AG		245,250	4,395,113
Deutsche Boerse AG		34,293	2,926,309
Deutsche Lufthansa AG (b)		40,766	597,778
Deutsche Post AG		172,135	4,172,002
Deutsche Telekom AG		573,429	9,985,046
Deutsche Wohnen AG (Bearer)		58,356	1,538,503
E.ON AG		355,880	3,646,636
Evonik Industries AG		24,824	766,371
Fraport AG Frankfurt Airport Services Worldwide		7,259	440,270
Fresenius Medical Care AG & Co. KGaA		36,413	3,233,865
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)		4,913	218,579
Fresenius SE & Co. KGaA		67,837	4,501,518
GEA Group AG		32,454	1,361,547
Hannover Reuck SE		10,701	1,126,254
HeidelbergCement Finance AG		25,024	1,843,348
Henkel AG & Co. KGaA		18,421	1,698,592
Hugo Boss AG		11,905	948,146
Infineon Technologies AG		200,315	2,680,504
K&S AG		33,998	718,736
Kabel Deutschland Holding AG		3,932	503,788
Lanxess AG		16,240	670,503
Linde AG		33,030	4,494,560
MAN SE		6,171	623,538
Merck KGaA		22,957	1,998,924
Metro AG		31,613	895,761
Muenchener Rueckversicherungs AG		29,672	5,716,946
OSRAM Licht AG		15,784	704,700
ProSiebenSat.1 Media AG		38,856	1,941,397
RWE AG		87,033	1,219,116
SAP AG		174,737	13,923,908
Siemens AG		138,037	13,230,817
Siemens AG sponsored ADR		2,955	283,444
Symrise AG		21,895	1,419,874
Telefonica Deutschland Holding AG		106,582	528,657
Thyssenkrupp AG		69,201	1,069,242
TUI AG		62,282	1,057,723
TUI AG		26,331	445,527
United Internet AG		21,811	1,128,794
Volkswagen AG (a)		6,251	820,554
Vonovia SE		82,855	2,525,317
Zalando SE (b)		15,581	536,584

TOTAL GERMANY			172,897,637

Greece - 0.1%
Alpha Bank AE (b)		239,638	486,021
EFG Eurobank Ergasias SA (b)		329,915	274,284
Folli Follie SA		6,133	96,335
Greek Organization of Football Prognostics SA		37,506	278,022
Hellenic Telecommunications Organization SA		41,748	363,496
Jumbo SA		17,969	190,856
National Bank of Greece SA (b)		915,498	253,026
Piraeus Bank SA (b)		1,103,183	221,315
Public Power Corp. of Greece		20,000	76,146
Titan Cement Co. SA (Reg.)		8,214	158,391

TOTAL GREECE			2,397,892

Hong Kong - 2.5%
AIA Group Ltd.		2,143,000	11,913,936
Bank of East Asia Ltd.		212,555	624,808
Beijing Enterprises Holdings Ltd.		89,500	446,865
BOC Hong Kong (Holdings) Ltd.		658,000	1,751,671
Cathay Pacific Airways Ltd.		205,000	323,544
China Everbright International Ltd.		426,000	453,021
China Everbright Ltd.		162,000	336,838
China Jinmao Hlds Group Ltd.		640,000	167,506
China Merchants Holdings International Co. Ltd.		198,712	548,470
China Mobile Ltd.		1,064,000	11,687,168
China Overseas Land and Investment Ltd.		682,000	1,992,536
China Power International Development Ltd.		565,000	252,348
China Resources Beer Holdings Co. Ltd.		213,242	340,060
China Resources Power Holdings Co. Ltd.		329,780	560,974
China Taiping Insurance Group Ltd. (b)		283,065	597,545
China Unicom Ltd.		1,036,000	1,147,793
CITIC Pacific Ltd.		756,000	1,070,010
CLP Holdings Ltd.		337,000	2,830,841
CNOOC Ltd.		3,093,000	3,152,482
CSPC Pharmaceutical Group Ltd.		712,000	602,151
Far East Horizon Ltd.		306,000	235,773
Fosun International Ltd.		375,000	496,840
Galaxy Entertainment Group Ltd.		417,000	1,310,098
Goldin Properties Holdings Ltd. (a)(b)		253,000	173,162
Guangdong Investment Ltd.		486,000	621,809
Hang Lung Properties Ltd.		398,000	734,162
Hang Seng Bank Ltd.		135,900	2,259,691
Henderson Land Development Co. Ltd.		205,359	1,118,604
HK Electric Investments & HK Electric Investments Ltd. unit		464,500	363,566
HKT Trust/HKT Ltd. unit		474,640	624,384
Hong Kong & China Gas Co. Ltd.		1,234,343	2,172,746
Hong Kong Exchanges and Clearing Ltd.		202,316	4,483,451
Hysan Development Co. Ltd.		114,434	443,396
Lenovo Group Ltd.		1,158,000	1,039,466
Link (REIT)		401,230	2,301,851
MTR Corp. Ltd.		255,671	1,157,558
New World Development Co. Ltd.		960,319	786,135
PCCW Ltd.		742,690	445,505
Power Assets Holdings Ltd.		246,500	2,253,090
Shanghai Industrial Holdings Ltd.		85,000	186,504
Sino Land Ltd.		539,002	692,464
Sino-Ocean Land Holdings Ltd.		587,413	297,827
SJM Holdings Ltd.		357,000	235,603
Sun Art Retail Group Ltd.		411,000	231,866
Sun Hung Kai Properties Ltd.		306,583	3,326,196
Swire Pacific Ltd. (A Shares)		104,500	1,008,092
Swire Properties Ltd.		211,200	549,542
Techtronic Industries Co. Ltd.		244,000	925,785
Wharf Holdings Ltd.		242,000	1,132,494
Wheelock and Co. Ltd.		164,000	627,869
Yuexiu Property Co. Ltd.		1,104,000	160,560

TOTAL HONG KONG			73,196,656

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		6,556	318,053
OTP Bank PLC		38,227	810,719
Richter Gedeon PLC		23,738	462,543

TOTAL HUNGARY			1,591,315

India - 1.7%
ABB Ltd. India (b)		4	57
ACC Ltd.		7,204	132,256
Adani Ports & Special Economic Zone (b)		141,865	447,287
Aditya Birla Fashion and Retail Ltd. (b)		31,314	103,190
Aditya Birla Nuvo Ltd.		6,022	77,861
Ambuja Cements Ltd.		118,199	342,736
Apollo Hospitals Enterprise Ltd. (b)		12,682	276,418
Ashok Leyland Ltd.		200,000	265,822
Asian Paints India Ltd.		50,130	645,245
Aurobindo Pharma Ltd.		45,166	558,736
Bajaj Auto Ltd. (b)		14,422	500,063
Bharat Forge Ltd.		18,661	230,457
Bharat Heavy Electricals Ltd.		100,083	206,093
Bharat Petroleum Corp. Ltd. (b)		30,199	398,053
Bharti Airtel Ltd.		207,814	891,790
Bharti Infratel Ltd.		82,633	442,530
Bosch Ltd. (b)		1,262	326,428
Cadila Healthcare Ltd. (b)		38,000	171,153
Cairn India Ltd. (b)		73,522	133,655
Cipla Ltd.		59,313	514,280
Coal India Ltd.		119,870	567,373
Container Corp. of India Ltd.		10,558	185,437
Dabur India Ltd.		88,022	326,475
Divi's Laboratories Ltd.		13,798	232,985
Dr. Reddy's Laboratories Ltd. (b)		20,417	932,700
Eicher Motors Ltd. (b)		2,099	514,507
GAIL India Ltd.		64,153	350,031
GlaxoSmithKline Consumer Healthcare Ltd. (b)		1,661	143,080
Glenmark Pharmaceuticals Ltd. (b)		23,304	266,729
Godrej Consumer Products Ltd.		20,167	364,985
HCL Technologies Ltd.		97,472	1,250,451
Hero Motocorp Ltd. (b)		9,086	345,118
Hindalco Industries Ltd. (b)		197,232	207,305
Hindustan Unilever Ltd.		131,056	1,583,352
Housing Development Finance Corp. Ltd.		259,292	4,538,959
ICICI Bank Ltd. (b)		191,424	651,973
Idea Cellular Ltd. (b)		188,911	288,889
Indiabulls Housing Finance Ltd.		49,799	522,364
Indiabulls Wholesale Services Ltd. (b)		510	111
Infosys Ltd.		318,231	5,470,532
ITC Ltd.		388,743	1,843,320
JSW Steel Ltd. (b)		15,038	235,746
Larsen & Toubro Ltd. (b)		54,671	894,065
LIC Housing Finance Ltd. (b)		46,755	331,318
Lupin Ltd.		38,300	970,027
Mahindra & Mahindra Financial Services Ltd. (b)		47,255	145,606
Mahindra & Mahindra Ltd. (b)		64,381	1,176,088
Marico Ltd.		74,226	243,483
Maruti Suzuki India Ltd. (b)		18,285	1,108,193
Motherson Sumi Systems Ltd.		54,183	213,964
Nestle India Ltd.		3,910	316,848
NTPC Ltd.		253,922	535,766
Oil & Natural Gas Corp. Ltd.		148,318	498,112
Piramal Enterprises Ltd. (b)		12,199	178,831
Power Finance Corp. Ltd.		43,588	113,455
Reliance Communication Ltd. (b)		145,646	134,618
Reliance Industries Ltd.		224,026	3,436,094
Rural Electrification Corp. Ltd.		53,366	152,500
Shree Cement Ltd.		1,381	215,694
Shriram Transport Finance Co. Ltd.		25,274	315,940
Siemens India Ltd. (b)		11,421	172,676
State Bank of India (b)		257,458	688,156
Sun Pharmaceutical Industries Ltd.		166,612	2,156,602
Tata Consultancy Services Ltd.		81,853	2,895,287
Tata Motors Ltd. (b)		141,535	710,018
Tata Motors Ltd. Class A (b)		65,000	255,858
Tata Power Co. Ltd.		184,168	163,912
Tata Steel Ltd.		48,637	180,676
Tech Mahindra Ltd.		39,249	291,594
Ultratech Cemco Ltd. (b)		6,198	260,671
United Breweries Ltd. (b)		11,126	127,208
United Spirits Ltd. (b)		9,937	366,055
UPL Ltd.		47,621	308,811
Vedanta Ltd. (b)		172,390	185,291
Wipro Ltd.		107,497	894,743
Zee Entertainment Enterprises Ltd.		98,856	615,298

TOTAL INDIA			48,739,990

Indonesia - 0.5%
PT Adaro Energy Tbk		2,207,000	85,214
PT AKR Corporindo Tbk		300,000	161,054
PT Astra Agro Lestari Tbk		61,200	76,550
PT Astra International Tbk		3,516,500	1,671,910
PT Bank Central Asia Tbk		2,142,400	2,054,222
PT Bank Danamon Indonesia Tbk Series A		564,213	167,099
PT Bank Mandiri (Persero) Tbk		1,609,400	1,136,562
PT Bank Negara Indonesia (Persero) Tbk		1,295,989	467,316
PT Bank Rakyat Indonesia Tbk		1,928,100	1,590,157
PT Bumi Serpong Damai Tbk		1,303,900	165,998
PT Charoen Pokphand Indonesia Tbk		1,303,900	321,152
PT Global Mediacom Tbk		1,175,500	68,771
PT Gudang Garam Tbk		80,700	344,112
PT Hanjaya Mandala Sampoerna Tbk		64,800	488,337
PT Indocement Tunggal Prakarsa Tbk		249,900	361,566
PT Indofood CBP Sukses Makmur Tbk		195,900	207,480
PT Indofood Sukses Makmur Tbk		739,500	336,487
PT Jasa Marga Tbk		358,200	150,758
PT Kalbe Farma Tbk		3,566,800	348,756
PT Lippo Karawaci Tbk		3,291,900	253,245
PT Matahari Department Store Tbk		407,600	478,518
PT Media Nusantara Citra Tbk		924,700	80,894
PT Perusahaan Gas Negara Tbk Series B		1,899,900	335,805
PT Semen Gresik (Persero) Tbk		520,300	422,286
PT Summarecon Agung Tbk		1,767,500	188,444
PT Surya Citra Media Tbk		1,031,000	204,325
PT Telkomunikasi Indonesia Tbk Series B		8,751,800	2,147,160
PT Tower Bersama Infrastructure Tbk (b)		328,700	151,778
PT Unilever Indonesia Tbk		263,500	706,836
PT United Tractors Tbk		281,712	360,047
PT XL Axiata Tbk (b)		536,100	143,898

TOTAL INDONESIA			15,676,737

Ireland - 0.3%
Bank of Ireland (b)		4,893,021	1,613,751
CRH PLC		146,308	3,880,754
James Hardie Industries PLC CDI		79,539	921,679
Kerry Group PLC Class A		28,170	2,297,059
Ryanair Holdings PLC		4,983	74,142
Ryanair Holdings PLC sponsored ADR		4,638	363,387

TOTAL IRELAND			9,150,772

Isle of Man - 0.0%
Genting Singapore PLC		1,093,500	545,425
New Europe Property Investments PLC		38,000	413,368

TOTAL ISLE OF MAN			958,793

Israel - 0.5%
Azrieli Group		6,649	234,179
Bank Hapoalim BM (Reg.)		187,314	863,078
Bank Leumi le-Israel BM (b)		247,472	811,619
Bezeq The Israel Telecommunication Corp. Ltd.		341,926	732,144
Check Point Software Technologies Ltd. (a)(b)		12,105	953,995
Delek Group Ltd.		861	145,949
Israel Chemicals Ltd.		89,711	358,545
Mizrahi Tefahot Bank Ltd.		23,693	264,100
NICE Systems Ltd.		10,180	610,834
Taro Pharmaceutical Industries Ltd. (b)		1,300	189,540
Teva Pharmaceutical Industries Ltd.		120,225	7,269,715
Teva Pharmaceutical Industries Ltd. sponsored ADR		42,261	2,598,206

TOTAL ISRAEL			15,031,904

Italy - 1.4%
Assicurazioni Generali SpA		208,007	3,123,174
Atlantia SpA		73,411	1,923,542
Banca Monte dei Paschi di Siena SpA (b)		481,877	349,773
Banco Popolare Societa Cooperativa (b)		64,200	597,987
Enel Green Power SpA		313,308	614,067
Enel SpA		1,255,463	5,154,529
Eni SpA		452,491	6,566,607
EXOR SpA		17,570	572,766
Finmeccanica SpA (b)		71,606	853,034
Intesa Sanpaolo SpA		2,245,216	6,396,999
Intesa Sanpaolo SpA (Risparmio Shares)		175,556	466,794
Luxottica Group SpA		29,998	1,875,125
Mediobanca SpA		100,721	807,218
Prysmian SpA		34,759	715,171
Saipem SpA (a)		46,825	29,023
Saipem SpA rights 2/11/16 (a)(b)		46,825	147,987
Snam Rete Gas SpA		372,961	2,092,634
Telecom Italia SpA (b)		2,014,867	2,242,514
Terna SpA		267,653	1,434,348
UniCredit SpA		848,436	3,279,901
Unione di Banche Italiane ScpA		159,839	748,997
Unipolsai SpA		194,975	414,296

TOTAL ITALY			40,406,486

Japan - 16.5%
ABC-MART, Inc.		4,800	261,267
ACOM Co. Ltd. (b)		72,000	327,179
AEON Co. Ltd.		116,200	1,550,823
AEON Financial Service Co. Ltd.		18,300	420,992
AEON MALL Co. Ltd.		20,420	312,087
Air Water, Inc.		28,000	445,200
Aisin Seiki Co. Ltd.		34,000	1,443,730
Ajinomoto Co., Inc.		100,000	2,378,410
Alfresa Holdings Corp.		31,700	590,607
All Nippon Airways Ltd.		207,000	607,555
Alps Electric Co. Ltd.		31,800	630,483
Amada Holdings Co. Ltd.		62,600	591,238
Aozora Bank Ltd.		200,000	669,902
Asahi Glass Co. Ltd.		169,000	1,030,437
Asahi Group Holdings		68,900	2,211,471
Asahi Kasei Corp.		225,000	1,461,908
Asics Corp.		28,400	527,254
Astellas Pharma, Inc.		375,800	5,203,538
Bandai Namco Holdings, Inc.		31,500	716,612
Bank of Kyoto Ltd.		62,000	480,959
Bank of Yokohama Ltd.		201,000	1,072,077
Benesse Holdings, Inc.		12,000	335,574
Bridgestone Corp.		115,700	4,215,179
Brother Industries Ltd.		42,000	424,437
Calbee, Inc.		13,300	552,705
Canon, Inc.		178,700	4,993,312
Canon, Inc. sponsored ADR		11,056	309,679
Casio Computer Co. Ltd.		35,800	694,632
Central Japan Railway Co.		25,600	4,751,709
Chiba Bank Ltd.		124,000	767,041
Chubu Electric Power Co., Inc.		114,700	1,473,146
Chugai Pharmaceutical Co. Ltd.		39,900	1,222,331
Chugoku Electric Power Co., Inc.		53,000	706,603
Citizen Holdings Co. Ltd.		45,300	276,397
Credit Saison Co. Ltd.		25,900	486,964
Dai Nippon Printing Co. Ltd.		97,000	907,512
Dai-ichi Mutual Life Insurance Co.		191,900	2,652,394
Daicel Chemical Industries Ltd.		52,600	773,803
Daihatsu Motor Co. Ltd.		34,200	533,905
Daiichi Sankyo Kabushiki Kaisha		113,400	2,361,103
Daikin Industries Ltd.		41,700	2,817,520
Dainippon Sumitomo Pharma Co. Ltd.		27,600	307,526
Daito Trust Construction Co. Ltd.		12,700	1,614,627
Daiwa House Industry Co. Ltd.		106,600	3,009,651
Daiwa Securities Group, Inc.		296,000	1,849,678
DENSO Corp.		86,500	3,730,572
Dentsu, Inc.		38,500	2,046,130
Don Quijote Holdings Co. Ltd.		21,100	714,551
East Japan Railway Co.		59,100	5,432,349
Eisai Co. Ltd.		44,900	2,713,944
Electric Power Development Co. Ltd.		26,000	877,214
FamilyMart Co. Ltd.		10,300	482,003
Fanuc Corp.		34,800	4,659,361
Fast Retailing Co. Ltd.		9,400	3,039,456
Fuji Electric Co. Ltd.		99,000	344,166
Fuji Heavy Industries Ltd.		104,400	4,272,353
Fujifilm Holdings Corp.		82,300	3,179,895
Fujitsu Ltd.		332,000	1,386,406
Fukuoka Financial Group, Inc.		137,000	581,424
GungHo Online Entertainment, Inc. (a)		79,200	210,580
Gunma Bank Ltd.		67,000	370,978
Hakuhodo DY Holdings, Inc.		41,100	437,993
Hamamatsu Photonics K.K.		25,500	633,634
Hankyu Hanshin Holdings, Inc.		200,000	1,247,712
Hikari Tsushin, Inc.		3,300	217,838
Hino Motors Ltd.		47,000	533,366
Hirose Electric Co. Ltd.		5,425	616,484
Hiroshima Bank Ltd.		88,000	440,561
Hisamitsu Pharmaceutical Co., Inc.		10,200	458,940
Hitachi Chemical Co. Ltd.		18,500	325,246
Hitachi Construction Machinery Co. Ltd.		18,500	269,765
Hitachi High-Technologies Corp.		12,500	354,701
Hitachi Ltd.		860,000	4,250,143
Hitachi Metals Ltd.		37,400	420,808
Hokuhoku Financial Group, Inc.		213,000	395,094
Hokuriku Electric Power Co., Inc.		29,600	418,888
Honda Motor Co. Ltd.		290,000	7,861,032
Hoshizaki Electric Co. Ltd.		7,100	496,512
Hoya Corp.		74,100	2,860,429
Hulic Co. Ltd.		53,800	463,904
Idemitsu Kosan Co. Ltd.		15,300	229,482
IHI Corp.		252,000	538,486
Iida Group Holdings Co. Ltd.		26,400	470,631
INPEX Corp.		169,200	1,506,460
Isetan Mitsukoshi Holdings Ltd.		63,300	803,831
Isuzu Motors Ltd.		105,900	1,073,079
Itochu Corp.		280,800	3,300,223
ITOCHU Techno-Solutions Corp.		9,100	147,769
Iyo Bank Ltd.		42,700	361,970
J. Front Retailing Co. Ltd.		42,900	591,689
Japan Airlines Co. Ltd.		21,100	791,954
Japan Airport Terminal Co. Ltd.		7,500	300,865
Japan Exchange Group, Inc.		97,700	1,388,996
Japan Post Bank Co. Ltd. (b)		72,100	895,933
Japan Post Holdings Co. Ltd. (b)		80,100	1,078,513
Japan Prime Realty Investment Corp.		151	543,707
Japan Real Estate Investment Corp.		233	1,237,695
Japan Retail Fund Investment Corp.		434	919,328
Japan Tobacco, Inc.		195,600	7,660,429
JFE Holdings, Inc.		87,600	1,187,509
JGC Corp.		37,000	586,930
Joyo Bank Ltd.		111,000	450,792
JSR Corp.		34,500	501,020
JTEKT Corp.		37,200	600,205
JX Holdings, Inc.		399,110	1,524,203
Kajima Corp.		150,000	848,508
Kakaku.com, Inc.		25,700	498,607
Kamigumi Co. Ltd.		41,000	369,493
Kaneka Corp.		49,000	468,945
Kansai Electric Power Co., Inc. (b)		125,200	1,361,013
Kansai Paint Co. Ltd.		41,800	584,006
Kao Corp.		89,700	4,813,783
Kawasaki Heavy Industries Ltd.		252,000	780,312
KDDI Corp.		311,100	7,877,864
Keihan Electric Railway Co., Ltd.		89,000	558,240
Keihin Electric Express Railway Co. Ltd.		81,000	671,276
Keio Corp.		100,000	888,731
Keisei Electric Railway Co.		48,000	638,119
Keyence Corp.		8,070	3,808,118
Kikkoman Corp.		26,000	866,684
Kintetsu Group Holdings Co. Ltd.		317,000	1,307,179
Kirin Holdings Co. Ltd.		146,500	2,080,455
Kobe Steel Ltd.		541,000	525,720
Koito Manufacturing Co. Ltd.		18,500	857,168
Komatsu Ltd.		164,200	2,455,071
Konami Holdings Corp.		16,400	379,769
Konica Minolta, Inc.		81,400	686,119
Kose Corp.		5,400	501,929
Kubota Corp.		199,400	2,947,129
Kuraray Co. Ltd.		63,200	762,333
Kurita Water Industries Ltd.		19,000	404,114
Kyocera Corp.		57,100	2,381,035
Kyowa Hakko Kirin Co., Ltd.		41,300	598,727
Kyushu Electric Power Co., Inc. (b)		75,900	820,208
Kyushu Financial Group, Inc. (b)		62,600	390,477
Lawson, Inc.		11,600	915,894
LIXIL Group Corp.		47,300	998,274
M3, Inc.		34,100	782,101
Mabuchi Motor Co. Ltd.		8,700	469,703
Makita Corp.		21,100	1,187,649
Marubeni Corp.		293,400	1,403,297
Marui Group Co. Ltd.		39,400	625,101
Maruichi Steel Tube Ltd.		8,300	235,033
Mazda Motor Corp.		96,000	1,746,982
McDonald's Holdings Co. (Japan) Ltd. (a)		11,900	234,707
Medipal Holdings Corp.		23,600	382,784
Meiji Holdings Co. Ltd.		21,700	1,821,455
Minebea Ltd.		57,000	446,692
Miraca Holdings, Inc.		9,900	408,567
Mitsubishi Chemical Holdings Corp.		240,900	1,343,558
Mitsubishi Corp.		240,300	3,851,993
Mitsubishi Electric Corp.		344,000	3,192,693
Mitsubishi Estate Co. Ltd.		223,000	4,414,660
Mitsubishi Gas Chemical Co., Inc.		69,000	329,797
Mitsubishi Heavy Industries Ltd.		540,000	2,122,305
Mitsubishi Logistics Corp.		21,000	287,952
Mitsubishi Materials Corp.		199,000	613,835
Mitsubishi Motors Corp. of Japan		113,800	919,001
Mitsubishi Tanabe Pharma Corp.		40,100	658,916
Mitsubishi UFJ Financial Group, Inc.		2,267,600	11,628,023
Mitsubishi UFJ Lease & Finance Co. Ltd.		86,600	429,933
Mitsui & Co. Ltd.		303,500	3,449,784
Mitsui Chemicals, Inc.		142,000	621,638
Mitsui Fudosan Co. Ltd.		168,000	3,954,869
Mitsui OSK Lines Ltd.		201,000	398,269
mixi, Inc.		7,700	246,711
Mizuho Financial Group, Inc.		4,185,960	7,242,633
MS&AD Insurance Group Holdings, Inc.		90,190	2,449,651
Murata Manufacturing Co. Ltd.		36,100	4,175,612
Nabtesco Corp.		21,400	370,265
Nagoya Railroad Co. Ltd.		151,000	688,667
NEC Corp.		463,000	1,226,272
New Hampshire Foods Ltd.		31,000	601,533
Nexon Co. Ltd.		23,500	381,435
NGK Insulators Ltd.		47,000	982,706
NGK Spark Plug Co. Ltd.		31,900	753,683
NHK Spring Co. Ltd.		27,300	269,060
Nidec Corp.		39,600	2,701,861
Nikon Corp. (a)		60,500	890,044
Nintendo Co. Ltd.		18,900	2,650,040
Nippon Building Fund, Inc.		252	1,303,406
Nippon Electric Glass Co. Ltd.		69,000	357,122
Nippon Express Co. Ltd.		147,000	688,586
Nippon Paint Holdings Co. Ltd.		26,400	504,617
Nippon Prologis REIT, Inc.		259	460,953
Nippon Steel & Sumitomo Metal Corp.		135,417	2,427,255
Nippon Telegraph & Telephone Corp.		133,400	5,679,188
Nippon Yusen KK		285,000	611,421
Nissan Motor Co. Ltd.		442,300	4,398,992
Nisshin Seifun Group, Inc.		37,745	611,026
Nissin Food Holdings Co. Ltd.		11,300	576,029
Nitori Holdings Co. Ltd.		13,200	1,072,181
Nitto Denko Corp.		29,400	1,690,624
NKSJ Holdings, Inc.		59,200	1,755,681
NOK Corp.		16,800	349,273
Nomura Holdings, Inc.		646,000	3,505,807
Nomura Real Estate Holdings, Inc.		21,900	384,589
Nomura Real Estate Master Fund, Inc. (b)		630	774,969
Nomura Research Institute Ltd.		22,100	801,966
NSK Ltd.		83,300	863,250
NTT Data Corp.		22,500	1,084,144
NTT DOCOMO, Inc.		233,400	5,176,402
NTT DOCOMO, Inc. sponsored ADR (a)		21,056	474,813
NTT Urban Development Co.		21,700	213,047
Obayashi Corp.		115,500	1,041,978
OBIC Co. Ltd.		11,400	590,519
Odakyu Electric Railway Co. Ltd.		109,000	1,159,371
Oji Holdings Corp.		144,000	581,555
Olympus Corp.		48,800	1,902,901
OMRON Corp.		34,800	904,433
Ono Pharmaceutical Co. Ltd.		14,700	2,369,096
Oracle Corp. Japan		6,800	308,827
Oriental Land Co. Ltd.		35,600	2,273,249
ORIX Corp.		235,400	3,329,136
Osaka Gas Co. Ltd.		334,000	1,266,806
Otsuka Corp.		9,200	456,402
Otsuka Holdings Co. Ltd.		69,500	2,338,088
Panasonic Corp.		392,900	3,689,394
Park24 Co. Ltd.		16,500	459,649
Rakuten, Inc.		165,500	1,710,425
Recruit Holdings Co. Ltd.		25,200	795,566
Resona Holdings, Inc.		392,200	1,803,635
Ricoh Co. Ltd. (a)		125,700	1,215,333
Rinnai Corp.		6,400	587,734
ROHM Co. Ltd.		17,100	777,124
Ryohin Keikaku Co. Ltd.		4,200	890,822
Sankyo Co. Ltd. (Gunma)		8,800	336,547
Sanrio Co. Ltd. (a)		8,300	192,200
Santen Pharmaceutical Co. Ltd.		66,300	1,059,137
SBI Holdings, Inc. Japan		37,080	370,886
Secom Co. Ltd.		37,300	2,599,129
Sega Sammy Holdings, Inc.		34,000	320,403
Seibu Holdings, Inc.		21,100	422,008
Seiko Epson Corp.		50,300	705,350
Sekisui Chemical Co. Ltd.		74,100	905,657
Sekisui House Ltd.		107,300	1,689,006
Seven & i Holdings Co. Ltd.		134,000	5,976,731
Seven Bank Ltd.		104,400	444,638
Shikoku Electric Power Co., Inc.		31,200	453,317
Shimadzu Corp.		45,000	696,771
Shimamura Co. Ltd.		4,000	447,443
SHIMANO, Inc.		14,000	2,233,348
SHIMIZU Corp.		106,000	821,757
Shin-Etsu Chemical Co. Ltd.		73,100	3,733,677
Shinsei Bank Ltd.		318,000	497,024
Shionogi & Co. Ltd.		53,100	2,317,253
Shiseido Co. Ltd.		64,000	1,208,078
Shizuoka Bank Ltd.		95,000	829,320
Showa Shell Sekiyu K.K.		32,700	266,890
SMC Corp.		9,600	2,174,236
SoftBank Corp.		170,900	7,525,669
Sohgo Security Services Co., Ltd.		10,900	532,499
Sony Corp.		217,900	5,057,309
Sony Corp. sponsored ADR		6,648	158,754
Sony Financial Holdings, Inc.		31,600	522,889
Stanley Electric Co. Ltd.		25,500	561,202
Sumitomo Chemical Co. Ltd.		265,000	1,346,464
Sumitomo Corp.		199,900	1,992,632
Sumitomo Electric Industries Ltd.		133,900	1,764,259
Sumitomo Heavy Industries Ltd.		97,000	384,021
Sumitomo Metal Mining Co. Ltd.		88,000	933,774
Sumitomo Mitsui Financial Group, Inc.		221,200	7,420,952
Sumitomo Mitsui Financial Group, Inc. ADR (a)		25,186	165,724
Sumitomo Mitsui Trust Holdings, Inc.		589,250	1,884,067
Sumitomo Realty & Development Co. Ltd.		64,000	1,794,066
Sumitomo Rubber Industries Ltd.		30,200	383,292
Suntory Beverage & Food Ltd.		24,700	1,142,329
Suzuken Co. Ltd.		13,910	481,146
Suzuki Motor Corp.		64,900	1,992,623
Sysmex Corp.		26,000	1,674,208
T&D Holdings, Inc.		103,200	1,180,894
Taiheiyo Cement Corp.		210,000	605,416
Taisei Corp.		187,000	1,163,804
Taisho Pharmaceutical Holdings Co. Ltd.		5,600	377,543
Taiyo Nippon Sanso Corp.		27,700	250,662
Takashimaya Co. Ltd.		51,000	436,802
Takeda Pharmaceutical Co. Ltd.		140,600	6,808,385
TDK Corp.		21,900	1,202,953
Teijin Ltd.		168,000	615,540
Terumo Corp.		54,100	1,720,141
The Chugoku Bank Ltd.		28,500	339,273
The Hachijuni Bank Ltd.		71,000	397,025
The Suruga Bank Ltd.		32,500	590,056
THK Co. Ltd.		21,400	341,944
Tobu Railway Co. Ltd.		176,000	858,404
Toho Co. Ltd.		20,500	536,003
Toho Gas Co. Ltd.		72,000	473,528
Tohoku Electric Power Co., Inc.		80,700	1,013,456
Tokio Marine Holdings, Inc.		121,400	4,343,648
Tokyo Electric Power Co., Inc. (b)		256,600	1,289,390
Tokyo Electron Ltd.		30,400	1,968,417
Tokyo Gas Co. Ltd.		406,000	1,870,705
Tokyo Tatemono Co. Ltd.		35,600	382,997
Tokyu Corp.		197,000	1,535,397
Tokyu Fudosan Holdings Corp.		92,500	606,638
TonenGeneral Sekiyu K.K.		51,000	415,763
Toppan Printing Co. Ltd.		93,000	809,276
Toray Industries, Inc.		261,000	2,212,449
Toshiba Corp. (b)		716,000	1,195,475
Toto Ltd.		25,400	824,357
Toyo Seikan Group Holdings Ltd.		28,700	520,776
Toyo Suisan Kaisha Ltd.		15,800	547,166
Toyoda Gosei Co. Ltd.		11,200	242,653
Toyota Industries Corp.		29,000	1,455,517
Toyota Motor Corp.		473,800	28,536,767
Toyota Motor Corp. sponsored ADR (a)		6,255	750,788
Toyota Tsusho Corp.		37,800	865,140
Trend Micro, Inc.		18,700	786,683
Unicharm Corp.		66,400	1,296,121
United Urban Investment Corp.		474	648,726
USS Co. Ltd.		39,700	609,857
West Japan Railway Co.		29,100	1,885,356
Yahoo! Japan Corp.		254,700	971,659
Yakult Honsha Co. Ltd.		15,700	723,216
Yamada Denki Co. Ltd.		128,400	621,799
Yamaguchi Financial Group, Inc.		35,000	379,007
Yamaha Corp.		29,600	706,504
Yamaha Motor Co. Ltd.		46,800	937,434
Yamato Holdings Co. Ltd.		60,600	1,330,519
Yamazaki Baking Co. Ltd.		20,000	436,259
Yaskawa Electric Corp.		42,900	476,069
Yokogawa Electric Corp.		40,000	447,883
Yokohama Rubber Co. Ltd.		18,400	275,848

TOTAL JAPAN			480,498,215

Korea (South) - 2.9%
AMOREPACIFIC Corp.		5,551	1,877,640
AMOREPACIFIC Group, Inc.		4,811	598,484
BGFretail Co. Ltd.		1,517	271,271
BS Financial Group, Inc.		45,815	343,656
Celltrion, Inc. (b)		11,853	1,111,369
Cheil Industries, Inc. (b)		13,152	1,644,815
Cheil Worldwide, Inc. (b)		13,432	253,515
CJ CheilJedang Corp.		1,345	459,489
CJ Corp.		2,525	619,117
CJ E&M Corp. (b)		3,300	253,241
Coway Co. Ltd.		9,319	761,021
Daelim Industrial Co.		4,691	306,516
Daewoo Engineering & Construction Co. Ltd. (b)		17,213	79,409
Daewoo International Corp.		7,541	97,115
Daewoo Securities Co. Ltd.		30,435	200,986
DGB Financial Group Co. Ltd.		28,273	209,892
Dong Suh Companies, Inc.		6,000	156,589
Dongbu Insurance Co. Ltd.		7,510	423,313
Doosan Co. Ltd.		1,238	78,654
Doosan Heavy Industries & Construction Co. Ltd.		9,311	130,968
E-Mart Co. Ltd.		3,608	491,632
GS Engineering & Construction Corp. (b)		8,911	188,821
GS Holdings Corp.		9,003	378,180
GS Retail Co. Ltd.		4,700	255,817
Hana Financial Group, Inc.		51,509	919,876
Hanjin Shipping Co. Ltd. (b)		12	30
Hanjin Shipping Holdings Co. Ltd. (b)		6	35
Hankook Tire Co. Ltd.		12,764	493,976
Hanmi Pharm Co. Ltd.		892	526,191
Hanmi Science Co. Ltd.		2,007	265,795
Hanon Systems		6,661	289,462
Hanssem Co. Ltd.		1,600	363,566
Hanwha Chemical Corp.		18,071	394,552
Hanwha Corp.		7,641	233,905
Hanwha Life Insurance Co. Ltd.		36,959	212,347
Hotel Shilla Co.		5,799	315,239
Hyosung Corp.		3,904	354,821
Hyundai Department Store Co. Ltd.		2,723	289,546
Hyundai Engineering & Construction Co. Ltd.		13,045	399,351
Hyundai Fire & Marine Insurance Co. Ltd.		10,718	287,975
Hyundai Glovis Co. Ltd.		3,203	545,645
Hyundai Heavy Industries Co. Ltd. (b)		7,242	558,788
Hyundai Industrial Development & Construction Co.		9,530	359,412
Hyundai Mobis		11,802	2,544,451
Hyundai Motor Co.		26,444	2,942,630
Hyundai Steel Co.		13,862	565,451
Hyundai Wia Corp.		2,732	240,557
Industrial Bank of Korea		48,332	464,068
Kakao Corp.		5,175	472,451
Kangwon Land, Inc.		20,240	693,772
KB Financial Group, Inc.		66,924	1,698,854
KCC Corp.		1,008	368,214
KEPCO Plant Service & Engineering Co. Ltd.		3,761	311,238
Kia Motors Corp.		45,645	1,719,833
Korea Aerospace Industries Ltd.		7,614	451,181
Korea Electric Power Corp.		44,479	1,937,666
Korea Express Co. Ltd. (b)		1,201	219,242
Korea Gas Corp.		4,595	143,080
Korea Investment Holdings Co. Ltd.		6,502	252,450
Korea Zinc Co. Ltd.		1,472	533,283
Korean Air Lines Co. Ltd. (b)		5,920	122,216
KT Corp. (b)		8,413	192,494
KT&G Corp.		19,034	1,635,856
Kumho Petro Chemical Co. Ltd.		2,423	102,415
LG Chemical Ltd.		7,882	1,957,281
LG Corp.		16,283	999,849
LG Display Co. Ltd.		40,218	733,548
LG Electronics, Inc.		18,345	887,610
LG Household & Health Care Ltd.		1,624	1,343,474
LG Innotek Co. Ltd.		2,370	163,321
LG Telecom Ltd.		37,781	304,076
Lotte Chemical Corp.		2,669	616,020
Lotte Chilsung Beverage Co. Ltd.		111	200,584
Lotte Confectionery Co. Ltd.		119	240,319
Lotte Shopping Co. Ltd.		1,911	377,257
Mirae Asset Securities Co. Ltd.		14,324	225,683
NAVER Corp.		4,857	2,541,425
NCSOFT Corp.		3,036	593,126
Oci Co. Ltd.		2,892	160,550
Orion Corp.		627	537,575
Ottogi Corp.		200	234,772
Paradise Co. Ltd.		8,123	100,730
POSCO		12,058	1,793,576
S-Oil Corp.		7,701	503,145
S1 Corp.		3,169	268,242
Samsung Card Co. Ltd.		5,958	188,410
Samsung Electro-Mechanics Co. Ltd.		10,425	480,328
Samsung Electronics Co. Ltd.		18,846	18,093,620
Samsung Electronics Co. Ltd. GDR		562	266,678
Samsung Fire & Marine Insurance Co. Ltd.		6,159	1,525,688
Samsung Heavy Industries Co. Ltd.		25,704	224,726
Samsung Life Insurance Co. Ltd.		13,883	1,268,971
Samsung SDI Co. Ltd.		9,604	754,039
Samsung SDS Co. Ltd.		5,387	996,288
Samsung Securities Co. Ltd.		9,646	304,532
Shinhan Financial Group Co. Ltd.		73,938	2,371,670
Shinsegae Co. Ltd.		1,153	203,846
SK C&C Co. Ltd.		6,102	1,197,676
SK Energy Co. Ltd. (b)		11,240	1,232,703
SK Hynix, Inc.		100,721	2,307,021
SK Networks Co. Ltd.		18,182	82,588
SK Telecom Co. Ltd.		1,722	299,756
Woori Bank		56,710	415,977
Woori Investment & Securities Co. Ltd.		23,389	187,128
Yuhan Corp.		1,334	370,215

TOTAL KOREA (SOUTH)			83,167,447

Luxembourg - 0.1%
ArcelorMittal SA (Netherlands) (a)		177,727	674,254
Millicom International Cellular SA (depository receipt)		11,187	494,213
Pegas NONWOVENS SA		1,500	42,074
RTL Group SA		6,991	566,257
SES SA (France) (depositary receipt)		58,101	1,519,194
Tenaris SA		84,739	877,546

TOTAL LUXEMBOURG			4,173,538

Malaysia - 0.7%
AirAsia Bhd		182,700	62,800
Alliance Financial Group Bhd		194,600	159,973
AMMB Holdings Bhd		339,900	357,939
Astro Malaysia Holdings Bhd		272,700	183,606
Axiata Group Bhd		453,933	614,601
Berjaya Sports Toto Bhd		105,014	79,978
British American Tobacco (Malaysia) Bhd		21,500	300,033
Bumi Armada Bhd		404,350	101,911
Bumiputra-Commerce Holdings Bhd		878,778	881,725
Dialog Group Bhd		652,222	249,158
DiGi.com Bhd		601,900	708,485
Felda Global Ventures Holdings Bhd		236,100	98,362
Gamuda Bhd		296,875	327,168
Genting Bhd		388,400	738,219
Genting Malaysia Bhd		521,600	562,992
Genting Plantations Bhd		41,900	115,358
Hap Seng Consolidated Bhd		95,000	164,825
Hartalega Holdings Bhd		110,000	143,091
Hong Leong Bank Bhd		113,600	358,808
Hong Leong Credit Bhd		39,900	133,001
IHH Healthcare Bhd		429,600	679,263
IJM Corp. Bhd		511,600	426,042
IOI Corp. Bhd		515,900	604,607
IOI Properties Group Sdn Bhd		252,100	129,793
Kuala Lumpur Kepong Bhd		74,800	431,497
Lafarge Malaysia Bhd		70,200	157,147
Malayan Banking Bhd		833,729	1,726,768
Malaysia Airports Holdings Bhd		149,598	209,380
Maxis Bhd		328,500	453,742
MISC Bhd		194,100	410,992
Petronas Chemicals Group Bhd		483,500	839,366
Petronas Dagangan Bhd		43,000	264,570
Petronas Gas Bhd		120,900	669,052
PPB Group Bhd		79,700	319,209
Public Bank Bhd		438,000	1,943,651
RHB Capital Bhd		107,376	141,184
SapuraKencana Petroleum Bhd		570,100	261,084
Sime Darby Bhd		543,316	1,056,253
Telekom Malaysia Bhd		187,274	293,974
Tenaga Nasional Bhd		587,125	1,926,160
UMW Holdings Bhd		100,300	169,914
Westports Holdings Bhd		170,200	166,710
YTL Corp. Bhd		764,000	287,657
YTL Power International Bhd		294,315	104,280

TOTAL MALAYSIA			20,014,328

Malta - 0.0%
Brait SA		58,697	611,774
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,231,900	322,702
Mexico - 0.9%
Alfa SA de CV Series A		483,000	897,948
America Movil S.A.B. de CV Series L		5,505,146	3,882,004
CEMEX S.A.B. de CV unit		2,326,165	1,051,649
Coca-Cola FEMSA S.A.B. de CV Series L		84,600	594,699
Compartamos S.A.B. de CV		185,400	331,594
Controladora Comercial Mexicana S.A.B de C.V. (b)		79,600	70,745
El Puerto de Liverpool S.A.B. de CV Class C		31,500	375,754
Embotelladoras Arca S.A.B. de CV		69,162	413,384
Embotelladoras Arca S.A.B. de CV rights 2/18/16		3,704	0
Fibra Uno Administracion SA de CV		419,900	841,756
Fomento Economico Mexicano S.A.B. de CV unit		317,400	3,006,574
Gruma S.A.B. de CV Series B		33,000	499,974
Grupo Aeroportuario del Pacifico SA de CV Series B		51,600	433,391
Grupo Aeroportuario del Sureste SA de CV Series B		35,850	490,083
Grupo Bimbo S.A.B. de CV Series A (b)		283,200	790,997
Grupo Carso SA de CV Series A1		97,900	393,538
Grupo Comercial Chedraui S.A.B. de CV		59,000	154,219
Grupo Financiero Banorte S.A.B. de CV Series O		431,000	2,248,654
Grupo Financiero Inbursa S.A.B. de CV Series O		400,300	643,120
Grupo Financiero Santander Mexico S.A.B. de CV		311,100	478,886
Grupo Lala S.A.B. de CV		106,800	252,960
Grupo Mexico SA de CV Series B		651,223	1,262,754
Grupo Televisa SA de CV		422,200	2,237,425
Industrias Penoles SA de CV		24,240	229,854
Kimberly-Clark de Mexico SA de CV Series A		265,700	635,181
Mexichem S.A.B. de CV		177,684	366,580
OHL Mexico S.A.B. de CV (b)		130,500	121,379
Promotora y Operadora de Infraestructura S.A.B. de CV		43,100	492,504
Wal-Mart de Mexico SA de CV Series V		904,000	2,271,744

TOTAL MEXICO			25,469,350

Netherlands - 2.5%
AEGON NV		322,059	1,821,236
AerCap Holdings NV (b)		15,638	480,243
Airbus Group NV		104,978	6,602,700
Akzo Nobel NV		43,959	2,819,836
Altice NV:
Class A (b)		65,119	939,146
Class B (b)		19,826	293,409
ASML Holding NV (Netherlands)		61,521	5,646,529
CNH Industrial NV		168,535	1,051,435
Ferrari NV (b)		22,416	894,100
Fiat Chrysler Automobiles NV		159,680	1,118,009
Gemalto NV		14,230	855,099
Heineken Holding NV		17,853	1,366,254
Heineken NV (Bearer)		40,934	3,554,388
ING Groep NV:
(Certificaten Van Aandelen)		662,491	7,547,289
sponsored ADR (a)		24,888	288,452
Koninklijke Ahold NV		152,740	3,454,926
Koninklijke Boskalis Westminster NV		15,555	612,762
Koninklijke DSM NV		32,132	1,557,502
Koninklijke KPN NV		568,186	2,198,681
Koninklijke Philips Electronics NV		169,220	4,506,283
Mobileye NV (a)(b)		14,614	396,478
NN Group NV		42,354	1,434,910
NXP Semiconductors NV (b)		24,048	1,798,309
OCI NV (b)		15,464	279,858
QIAGEN NV (Germany) (b)		39,301	897,813
Randstad Holding NV		22,709	1,237,159
RELX NV		176,729	2,948,982
STMicroelectronics NV		113,058	738,618
TNT Express NV		83,088	708,820
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		283,102	12,422,325
(NY Reg.)		6,558	291,241
Vopak NV		12,705	552,609
Wolters Kluwer NV		53,427	1,819,373

TOTAL NETHERLANDS			73,134,774

New Zealand - 0.1%
Auckland International Airport Ltd.		170,817	613,900
Contact Energy Ltd.		128,807	383,681
Fletcher Building Ltd.		122,854	548,128
Meridian Energy Ltd.		231,070	351,629
Mighty River Power Ltd.		119,545	205,140
Ryman Healthcare Group Ltd.		65,174	339,316
Spark New Zealand Ltd.		327,160	711,824

TOTAL NEW ZEALAND			3,153,618

Norway - 0.4%
DNB ASA		173,754	2,096,526
Gjensidige Forsikring ASA		35,013	557,130
Norsk Hydro ASA		240,229	798,622
Orkla ASA		144,815	1,173,207
Schibsted ASA:
(A Shares)		13,686	401,700
(B Shares) (b)		15,627	439,469
Statoil ASA		188,558	2,580,129
Statoil ASA sponsored ADR		10,127	137,727
Telenor ASA		133,607	2,179,429
Yara International ASA		31,807	1,205,795

TOTAL NORWAY			11,569,734

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		243,424	1,143,920
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)		31,473	125,892
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		325,170	399,349
Aboitiz Power Corp.		241,900	211,498
Alliance Global Group, Inc.		367,300	114,152
Ayala Corp.		37,520	536,685
Ayala Land, Inc.		1,257,800	833,717
Bank of the Philippine Islands (BPI)		130,888	241,041
BDO Unibank, Inc.		279,443	600,366
DMCI Holdings, Inc.		664,300	159,612
Globe Telecom, Inc.		5,670	222,539
GT Capital Holdings, Inc.		13,350	362,547
International Container Terminal Services, Inc.		95,890	122,676
JG Summit Holdings, Inc.		433,230	610,926
Jollibee Food Corp.		72,540	313,139
Megaworld Corp.		1,883,300	141,917
Metro Pacific Investments Corp.		2,358,700	273,347
Metropolitan Bank & Trust Co.		54,651	81,565
Philippine Long Distance Telephone Co.		16,670	778,031
PNOC Energy Development Corp.		1,551,300	179,349
Robinsons Land Corp.		230,000	121,045
SM Investments Corp.		27,927	487,867
SM Prime Holdings, Inc.		1,410,475	630,181
Universal Robina Corp.		151,130	613,996

TOTAL PHILIPPINES			8,035,545

Poland - 0.2%
Alior Bank SA (b)		8,245	121,657
Bank Handlowy w Warszawie SA		5,375	98,491
Bank Millennium SA (b)		103,989	137,636
Bank Polska Kasa Opieki SA		22,633	759,445
Bank Zachodni WBK SA		5,914	377,752
BRE Bank SA		2,449	189,082
Cyfrowy Polsat SA (b)		33,997	179,239
ENEA SA		37,471	107,640
Energa SA		37,385	123,887
Eurocash SA		14,441	194,675
Grupa Lotos SA (b)		15,943	100,037
KGHM Polska Miedz SA (Bearer)		23,503	331,239
LPP SA		217	285,325
NG2 SA		3,762	109,866
Polish Oil & Gas Co. SA		312,669	397,743
Polska Grupa Energetyczna SA		147,884	500,208
Polski Koncern Naftowy Orlen SA		55,983	854,173
Powszechna Kasa Oszczednosci Bank SA (b)		153,716	928,724
Powszechny Zaklad Ubezpieczen SA		96,510	765,002
Synthos SA		90,228	85,365
Tauron Polska Energia SA		177,297	117,766
Telekomunikacja Polska SA		111,607	177,263
Zaklady Azotowe w Tarnowie-Moscicach SA (b)		7,703	194,468

TOTAL POLAND			7,136,683

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (b)		7,157,246	302,774
Banco Espirito Santo SA (Reg.) (b)		319,729	3
Energias de Portugal SA		411,980	1,438,661
Galp Energia SGPS SA Class B		68,538	813,178
Jeronimo Martins SGPS SA		44,627	622,382

TOTAL PORTUGAL			3,176,998

Qatar - 0.2%
Barwa Real Estate Co. (b)		17,007	149,957
Commercial Bank of Qatar (b)		27,323	297,956
Doha Bank (b)		21,220	212,751
Ezdan Holding Group (b)		138,511	506,021
Industries Qatar QSC (b)		26,037	729,498
Masraf al Rayan (b)		63,513	588,802
Qatar Electricity & Water Co. (b)		4,705	237,799
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		47,000	267,240
Qatar Insurance Co. (b)		15,985	368,390
Qatar Islamic Bank (b)		10,167	237,380
Qatar National Bank SAQ (b)		30,496	1,372,950
Qatar Telecom (Qtel) Q.S.C. (b)		13,897	299,657
Vodafone Qatar QSC (b)		59,913	171,977

TOTAL QATAR			5,440,378

Russia - 0.7%
Alrosa Co. Ltd. (b)		315,000	258,112
Gazprom OAO (b)		40,634	73,790
Gazprom OAO sponsored ADR (Reg. S)		1,003,991	3,627,277
Lukoil PJSC (b)		665	22,712
Lukoil PJSC sponsored ADR		87,663	2,982,388
Magnit OJSC GDR (Reg. S)		45,074	1,768,995
Megafon OJSC GDR		15,811	189,764
MMC Norilsk Nickel PJSC (b)		279	32,771
MMC Norilsk Nickel PJSC sponsored ADR		92,931	1,076,777
Mobile TeleSystems OJSC sponsored ADR		88,322	618,254
Moscow Exchange MICEX-RTS OAO (b)		207,000	264,298
NOVATEK OAO GDR (Reg. S)		15,786	1,371,902
Rosneft Oil Co. OJSC (b)		1,806	6,544
Rosneft Oil Co. OJSC GDR (Reg. S)		200,414	720,145
Rostelecom sponsored ADR		21,117	140,454
RusHydro PJSC (b)		144,700	1,248
RusHydro PJSC ADR		192,336	169,497
Sberbank of Russia (b)		280,115	360,216
Sberbank of Russia sponsored ADR		370,026	2,048,669
Severstal PAO (b)		229	1,888
Severstal PAO GDR (Reg. S)		35,855	290,872
Sistema JSFC sponsored GDR		30,189	170,689
Surgutneftegas OJSC (b)		10,100	4,900
Surgutneftegas OJSC sponsored ADR		202,272	988,131
Tatneft OAO sponsored ADR		40,801	1,113,908
VTB Bank OJSC (b)		2,224,000	2,176
VTB Bank OJSC sponsored GDR (Reg. S)		448,208	844,963

TOTAL RUSSIA			19,151,340

Singapore - 0.8%
Ascendas Real Estate Investment Trust		378,700	620,950
CapitaCommercial Trust (REIT)		374,000	342,219
CapitaLand Ltd.		455,300	989,733
CapitaMall Trust		434,400	610,322
City Developments Ltd.		72,300	354,659
ComfortDelgro Corp. Ltd.		375,400	750,154
DBS Group Holdings Ltd.		312,734	3,108,995
Global Logistic Properties Ltd.		559,900	663,579
Hutchison Port Holdings Trust		985,000	470,640
Jardine Cycle & Carriage Ltd.		21,093	557,314
Keppel Corp. Ltd.		259,100	924,026
Oversea-Chinese Banking Corp. Ltd.		540,632	3,025,424
Sembcorp Industries Ltd.		168,000	299,374
Sembcorp Marine Ltd.		145,600	160,994
Singapore Airlines Ltd.		94,700	736,725
Singapore Exchange Ltd.		144,400	719,356
Singapore Press Holdings Ltd.		284,300	713,630
Singapore Technologies Engineering Ltd.		280,500	568,984
Singapore Telecommunications Ltd.		1,418,200	3,516,642
StarHub Ltd.		108,900	259,623
Suntec (REIT)		415,700	464,306
United Overseas Bank Ltd.		229,572	2,918,500
UOL Group Ltd.		83,834	332,125
Wilmar International Ltd.		342,900	693,291
Yangzijiang Shipbuilding Holdings Ltd.		349,600	230,340

TOTAL SINGAPORE			24,031,905

South Africa - 1.3%
African Bank Investments Ltd. (b)		149,482	0
Anglo American Platinum Ltd. (b)		9,170	134,748
AngloGold Ashanti Ltd. (b)		69,076	596,400
Aspen Pharmacare Holdings Ltd.		59,549	1,013,832
Barclays Africa Group Ltd.		59,388	541,710
Barloworld Ltd.		37,608	168,501
Bidvest Group Ltd.		55,265	1,276,241
Capitec Bank Holdings Ltd.		5,746	175,000
Coronation Fund Managers Ltd.		38,009	146,533
Discovery Ltd.		61,594	502,146
Exxaro Resources Ltd.		22,866	88,487
FirstRand Ltd.		582,644	1,652,894
Fortress Income Fund Ltd.:
Class A		160,000	146,655
Class B		123,974	270,823
Foschini Ltd.		36,106	281,776
Gold Fields Ltd.		137,625	472,269
Growthpoint Properties Ltd.		404,192	582,859
Hyprop Investments Ltd.		42,086	268,722
Impala Platinum Holdings Ltd. (b)		107,235	224,028
Imperial Holdings Ltd.		32,518	249,733
Investec Ltd.		40,441	263,210
Kumba Iron Ore Ltd.		12,021	26,519
Liberty Holdings Ltd.		19,277	135,843
Life Healthcare Group Holdings Ltd.		168,818	372,902
Massmart Holdings Ltd.		18,259	104,276
Mediclinic International Ltd.		85,306	648,663
MMI Holdings Ltd.		193,653	277,407
Mondi Ltd.		19,872	328,819
Mr Price Group Ltd.		42,230	435,830
MTN Group Ltd.		287,650	2,541,937
Naspers Ltd. Class N		69,032	8,723,789
Nedbank Group Ltd.		34,245	406,815
Netcare Ltd.		167,746	356,927
Pick 'n Pay Stores Ltd.		42,283	156,470
Pioneer Foods Ltd.		21,351	178,182
PSG Group Ltd.		15,601	179,582
Rand Merchant Insurance Holdings Ltd.		112,518	281,172
Redefine Properties Ltd.		740,341	444,519
Remgro Ltd.		83,426	1,322,975
Resilient Property Income Fund Ltd.		48,361	361,224
RMB Holdings Ltd.		122,342	436,985
Sanlam Ltd.		301,699	1,110,953
Sappi Ltd. (b)		94,530	430,596
Sasol Ltd.		95,845	2,521,350
Shoprite Holdings Ltd.		78,463	724,513
Spar Group Ltd.		28,177	325,840
Standard Bank Group Ltd.		209,935	1,494,735
Steinhoff International Holdings NV		416,737	2,019,685
Telkom SA Ltd.		39,031	158,087
Tiger Brands Ltd.		28,310	520,168
Transportation Hex Group Ltd.		136	25
Truworths International Ltd.		74,830	464,753
Tsogo Sun Holdings Ltd.		72,446	103,544
Vodacom Group Ltd.		64,086	587,983
Woolworths Holdings Ltd.		171,572	1,015,152

TOTAL SOUTH AFRICA			38,254,787

Spain - 2.2%
Abertis Infraestructuras SA		92,317	1,375,374
ACS Actividades de Construccion y Servicios SA		33,936	862,161
ACS Actividades de Construccion y Servicios SA rights 1/29/16		33,132	14,804
Aena SA		11,959	1,331,563
Amadeus IT Holding SA Class A		78,095	3,189,301
Banco Bilbao Vizcaya Argentaria SA		1,106,045	7,119,145
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (a)		27,246	176,282
Banco de Sabadell SA		898,321	1,625,904
Banco Popular Espanol SA		304,608	823,034
Banco Santander SA:
(Spain)		2,458,916	10,537,505
(Spain) sponsored ADR		112,095	469,678
Bankia SA		825,329	821,322
Bankinter SA		119,415	833,320
CaixaBank SA		466,544	1,417,481
Distribuidora Internacional de Alimentacion SA		109,972	592,798
Enagas SA		38,128	1,108,997
Endesa SA		56,623	1,096,180
Ferrovial SA		79,959	1,752,129
Gas Natural SDG SA		62,316	1,224,138
Grifols SA		53,148	1,109,265
Iberdrola SA		977,655	6,872,189
Inditex SA		194,035	6,385,544
International Consolidated Airlines Group SA		143,273	1,105,756
MAPFRE SA (Reg.)		190,179	427,190
Red Electrica Corporacion SA		19,269	1,560,095
Repsol YPF SA		195,286	2,024,820
Telefonica SA		784,842	8,283,596
Telefonica SA sponsored ADR (a)		16,739	175,592
Zardoya Otis SA		31,792	334,922

TOTAL SPAIN			64,650,085

Sweden - 2.0%
Alfa Laval AB		51,954	895,747
ASSA ABLOY AB (B Shares)		178,169	3,776,317
Atlas Copco AB:
(A Shares)		119,701	2,562,411
(B Shares)		69,096	1,411,185
Boliden AB		48,669	677,114
Electrolux AB (B Shares)		42,832	932,977
Getinge AB (B Shares)		35,671	785,702
H&M Hennes & Mauritz AB (B Shares)		168,928	5,531,921
Hakon Invest AB (a)		13,851	489,873
Hexagon AB (B Shares)		45,861	1,529,298
Husqvarna AB (B Shares)		75,330	478,477
Industrivarden AB (C Shares)		29,336	464,621
Investment AB Kinnevik (B Shares)		41,701	1,075,785
Investor AB (B Shares)		80,813	2,707,028
Lundin Petroleum AB (b)		39,315	565,256
Nordea Bank AB		540,080	5,438,445
Sandvik AB		189,349	1,584,529
Securitas AB (B Shares)		55,534	818,577
Skandinaviska Enskilda Banken AB (A Shares)		269,899	2,601,424
Skanska AB (B Shares)		67,560	1,303,476
SKF AB (B Shares)		70,708	1,078,409
Svenska Cellulosa AB (SCA) (B Shares)		104,721	3,103,685
Svenska Handelsbanken AB (A Shares)		266,162	3,348,957
Swedbank AB (A Shares)		160,882	3,374,148
Swedish Match Co. AB		34,958	1,243,553
Tele2 AB (B Shares)		57,464	477,837
Telefonaktiebolaget LM Ericsson:
(B Shares)		517,628	4,597,822
(B Shares) sponsored ADR (a)		23,312	207,477
TeliaSonera AB		461,978	2,181,915
Volvo AB (B Shares)		273,878	2,487,593

TOTAL SWEDEN			57,731,559

Switzerland - 6.6%
ABB Ltd. (Reg.)		390,679	6,750,939
Actelion Ltd.		18,265	2,406,954
Adecco SA (Reg.)		29,444	1,807,572
Aryzta AG		15,490	708,716
Baloise Holdings AG		8,831	1,082,547
Barry Callebaut AG		388	444,181
Coca-Cola HBC AG		35,535	727,674
Compagnie Financiere Richemont SA Series A		92,739	6,027,656
Credit Suisse Group AG		318,885	5,649,167
Credit Suisse Group AG sponsored ADR		399	7,102
Dufry AG (b)		7,176	778,111
Ems-Chemie Holding AG		1,462	613,657
Galenica AG		691	965,457
Geberit AG (Reg.)		6,706	2,377,069
Givaudan SA		1,640	3,071,202
Julius Baer Group Ltd.		39,763	1,687,813
Kuehne & Nagel International AG		9,518	1,259,707
Lafargeholcim Ltd. (Reg.)		75,518	3,178,472
Lindt & Spruengli AG		19	1,312,260
Lindt & Spruengli AG (participation certificate)		166	972,706
Lonza Group AG		9,370	1,435,478
Nestle SA		566,785	41,756,416
Novartis AG		393,984	30,523,300
Novartis AG sponsored ADR (a)		10,706	834,747
Pargesa Holding SA		5,357	312,211
Partners Group Holding AG		2,839	1,023,899
Roche Holding AG (participation certificate)		124,941	32,362,756
Schindler Holding AG:
(participation certificate)		7,828	1,199,636
(Reg.)		3,606	557,250
SGS SA (Reg.)		971	1,887,091
Sika AG		381	1,363,461
Sonova Holding AG Class B		9,564	1,148,799
Sulzer AG (Reg.)		4,098	373,745
Swatch Group AG (Bearer) (a)		5,422	1,854,370
Swatch Group AG (Bearer) (Reg.)		9,050	600,607
Swiss Life Holding AG		5,669	1,445,054
Swiss Prime Site AG		11,664	933,448
Swiss Re Ltd.		62,498	5,817,706
Swisscom AG		4,593	2,284,670
Syngenta AG (Switzerland)		16,525	6,084,758
Transocean Ltd. (Switzerland) (a)		64,405	675,456
UBS Group AG (a)		617,085	10,197,436
UBS Group AG		32,977	548,737
Zurich Insurance Group AG		26,749	5,929,330

TOTAL SWITZERLAND			192,979,323

Taiwan - 2.4%
Acer, Inc. (b)		487,060	168,236
Advanced Semiconductor Engineering, Inc.		1,093,639	1,169,301
Advantech Co. Ltd.		54,516	325,933
Asia Cement Corp.		394,785	309,096
Asia Pacific Telecom Co. Ltd. (b)		332,000	112,521
ASUSTeK Computer, Inc.		122,422	987,872
AU Optronics Corp.		1,464,000	378,951
Catcher Technology Co. Ltd.		112,000	829,445
Cathay Financial Holding Co. Ltd.		1,418,227	1,541,693
Chang Hwa Commercial Bank		786,001	392,061
Cheng Shin Rubber Industry Co. Ltd.		283,513	436,082
Chicony Electronics Co. Ltd.		86,088	177,929
China Airlines Ltd. (b)		444,835	150,734
China Development Finance Holding Corp.		2,306,819	549,006
China Life Insurance Co. Ltd.		543,321	384,098
China Steel Corp.		2,046,421	1,088,862
Chinatrust Financial Holding Co. Ltd.		2,662,829	1,244,903
Chunghwa Picture Tubes, Ltd. (b)		551	12
Chunghwa Telecom Co. Ltd.		659,400	2,033,524
Compal Electronics, Inc.		716,394	415,256
Delta Electronics, Inc.		333,383	1,404,535
E.SUN Financial Holdings Co. Ltd.		1,228,869	634,861
ECLAT Textile Co. Ltd.		30,880	437,972
ECLAT Textile Co. Ltd. rights 2/16/16		709	3,207
EVA Airways Corp. (b)		314,982	165,084
Evergreen Marine Corp. (Taiwan)		299,730	104,571
Far Eastern Textile Ltd.		542,032	385,878
Far EasTone Telecommunications Co. Ltd.		276,000	567,781
Feng Tay Enterprise Co. Ltd.		51,500	275,718
First Financial Holding Co. Ltd.		1,606,817	730,032
Formosa Chemicals & Fibre Corp.		559,620	1,202,154
Formosa Petrochemical Corp.		197,000	485,330
Formosa Plastics Corp.		717,640	1,661,209
Formosa Taffeta Co. Ltd.		128,000	113,670
Foxconn Technology Co. Ltd.		155,071	299,007
Fubon Financial Holding Co. Ltd.		1,153,487	1,267,668
Giant Manufacturing Co. Ltd.		50,042	328,911
Hermes Microvision, Inc.		7,000	172,569
Highwealth Construction Corp.		127,400	117,760
HIWIN Technologies Corp.		35,785	131,536
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,494,493	5,841,313
Hotai Motor Co. Ltd.		43,000	440,694
HTC Corp.		111,057	264,402
Hua Nan Financial Holdings Co. Ltd.		1,084,718	481,805
Innolux Corp.		1,475,819	419,844
Inotera Memories, Inc. (b)		384,000	329,437
Inventec Corp.		404,209	301,789
Kinsus Interconnect Technology Corp.		41,000	85,782
Largan Precision Co. Ltd.		17,000	1,214,481
Lite-On Technology Corp.		350,992	371,714
MediaTek, Inc.		257,989	1,670,161
Mega Financial Holding Co. Ltd.		1,870,833	1,187,264
Merida Industry Co. Ltd.		35,050	154,302
Nan Ya Plastics Corp.		825,980	1,438,711
Novatek Microelectronics Corp.		101,000	421,465
OBI Pharma, Inc.		18,000	325,925
Pegatron Corp.		329,652	749,814
Phison Electronics Corp.		23,199	167,993
Pou Chen Corp.		382,240	476,238
Powertech Technology, Inc.		113,700	237,682
President Chain Store Corp.		99,000	651,603
Quanta Computer, Inc.		466,000	739,329
Radiant Opto-Electronics Corp.		77,672	151,131
Realtek Semiconductor Corp.		76,744	190,057
Ruentex Development Co. Ltd.		135,984	156,600
Ruentex Industries Ltd.		93,484	152,857
Shin Kong Financial Holding Co. Ltd.		1,395,637	266,694
Siliconware Precision Industries Co. Ltd.		489,000	753,751
Simplo Technology Co. Ltd.		46,971	141,499
Sinopac Holdings Co.		1,625,400	435,022
Standard Foods Corp.		66,517	158,930
Synnex Technology International Corp.		221,496	207,380
Taishin Financial Holdings Co. Ltd.		1,358,158	439,293
Taiwan Business Bank		706,078	169,837
Taiwan Cement Corp.		582,110	466,098
Taiwan Cooperative Financial Holding Co. Ltd.		1,212,453	501,727
Taiwan Fertilizer Co. Ltd.		139,000	175,240
Taiwan Mobile Co. Ltd.		287,400	860,712
Taiwan Semiconductor Manufacturing Co. Ltd.		4,265,000	18,279,527
TECO Electric & Machinery Co. Ltd.		318,000	248,479
Transcend Information, Inc.		30,000	80,895
Unified-President Enterprises Corp.		840,620	1,399,193
United Microelectronics Corp.		2,059,000	798,605
Vanguard International Semiconductor Corp.		139,000	198,621
Wan Hai Lines Ltd.		80,000	42,450
Wistron Corp.		404,815	228,965
WPG Holding Co. Ltd.		243,107	235,597
Yuanta Financial Holding Co. Ltd.		1,532,085	473,542
Yulon Motor Co. Ltd.		151,000	133,739

TOTAL TAIWAN			68,503,157

Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)		175,800	837,437
Airports of Thailand PCL (For. Reg.)		73,500	782,396
Bangkok Bank PCL		66,000	285,668
Bangkok Bank PCL (For. Reg.)		61,400	265,758
Bangkok Dusit Medical Services PCL (For. Reg.)		670,200	414,706
Banpu PCL (For. Reg.)		175,700	83,437
BEC World PCL (For. Reg.)		168,400	142,458
BTS Group Holdings PCL		930,600	213,038
Bumrungrad Hospital PCL (For. Reg.)		60,600	375,586
C.P. ALL PCL (For. Reg.)		748,900	859,817
Central Pattana PCL (For. Reg.)		234,600	295,735
Charoen Pokphand Foods PCL (For. Reg.)		540,500	297,691
Delta Electronics PCL (For. Reg.)		86,800	194,111
Energy Absolute PCL		184,800	116,161
Glow Energy PCL (For. Reg.)		84,900	183,146
Home Product Center PCL (For. Reg.)		635,047	121,662
Indorama Ventures PCL (For. Reg.)		232,700	138,491
IRPC PCL (For. Reg.)		1,705,900	205,278
Kasikornbank PCL (For. Reg.)		308,200	1,481,973
Krung Thai Bank PCL (For. Reg.)		609,775	299,333
Minor International PCL (For. Reg.)		283,570	270,065
PTT Exploration and Production PCL (For. Reg.)		237,151	384,735
PTT Global Chemical PCL (For. Reg.)		344,786	525,541
PTT PCL (For. Reg.)		169,700	1,136,532
Siam Cement PCL (For. Reg.)		69,150	838,446
Siam Commercial Bank PCL (For. Reg.)		264,900	973,418
Thai Oil PCL (For. Reg.)		134,100	243,572
Thai Union Frozen Products PCL (For. Reg.)		315,600	163,638
TMB PCL (For. Reg.)		2,266,000	164,969
True Corp. PCL (For. Reg.) (b)		1,462,654	293,574

TOTAL THAILAND			12,588,372

Turkey - 0.3%
Akbank T.A.S.		376,544	916,007
Anadolu Efes Biracilik Ve Malt Sanayii A/S		37,529	232,239
Arcelik A/S		41,545	216,609
Bim Birlesik Magazalar A/S JSC		36,840	622,725
Coca-Cola Icecek Sanayi A/S		13,640	151,279
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		325,866	284,455
Enka Insaat ve Sanayi A/S		87,397	129,812
Eregli Demir ve Celik Fabrikalari T.A.S.		232,711	243,293
Ford Otomotiv Sanayi A/S		12,534	136,977
Haci Omer Sabanci Holding A/S		162,486	470,042
Koc Holding A/S		108,309	433,148
Petkim Petrokimya Holding A/S		113,940	134,156
TAV Havalimanlari Holding A/S		27,984	165,692
Tofas Turk Otomobil Fabrikasi A/S		22,865	157,663
Tupras Turkiye Petrol Rafinelleri A/S (b)		21,910	555,237
Turk Hava Yollari AO (b)		99,558	246,234
Turk Sise ve Cam Fabrikalari A/S		119,017	120,402
Turk Telekomunikasyon A/S		80,188	146,507
Turkcell Iletisim Hizmet A/S		152,451	543,809
Turkiye Garanti Bankasi A/S		393,850	995,295
Turkiye Halk Bankasi A/S		106,638	367,294
Turkiye Is Bankasi A/S Series C		264,016	412,692
Turkiye Vakiflar Bankasi TAO		127,892	163,132
Ulker Biskuvi Sanayi A/S		25,692	164,030
Yapi ve Kredi Bankasi A/S		144,106	180,888

TOTAL TURKEY			8,189,617

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (b)		337,073	550,660
Aldar Properties PJSC (b)		554,117	331,920
Arabtec Holding Co. (b)		397,201	128,696
DP World Ltd.		28,783	499,385
Dubai Financial Market PJSC (b)		339,114	105,259
Dubai Islamic Bank Pakistan Ltd. (b)		169,705	264,301
Emaar Malls Group PJSC (b)		346,615	216,118
Emaar Properties PJSC		604,378	804,685
Emirates Telecommunications Corp.		301,046	1,344,266
First Gulf Bank PJSC		156,069	429,187
National Bank of Abu Dhabi PJSC (b)		113,341	227,747

TOTAL UNITED ARAB EMIRATES			4,902,224

United Kingdom - 13.1%
3i Group PLC		172,491	1,093,637
Aberdeen Asset Management PLC		166,348	586,353
Admiral Group PLC		37,241	946,214
Aggreko PLC		46,047	562,083
Amec Foster Wheeler PLC		70,808	419,230
Anglo American PLC (United Kingdom)		249,330	994,508
Antofagasta PLC		68,188	372,115
ARM Holdings PLC		237,171	3,383,334
ARM Holdings PLC sponsored ADR (a)		3,940	169,735
Ashtead Group PLC		89,478	1,154,292
Associated British Foods PLC		63,341	2,857,541
AstraZeneca PLC:
(United Kingdom)		216,478	13,939,139
sponsored ADR		16,548	533,177
Auto Trader Group PLC		133,645	750,236
Aviva PLC		720,275	4,967,570
Babcock International Group PLC		49,270	645,662
BAE Systems PLC		562,101	4,157,217
Barclays PLC		2,918,770	7,810,260
Barclays PLC sponsored ADR (a)		16,118	173,752
Barratt Developments PLC		176,525	1,514,182
BG Group PLC		607,388	9,191,490
BHP Billiton PLC		361,220	3,507,495
BHP Billiton PLC ADR		7,219	141,853
BP PLC		3,252,431	17,563,851
British American Tobacco PLC:
(United Kingdom)		321,571	17,919,060
sponsored ADR		4,978	552,608
British Land Co. PLC		173,249	1,835,297
BT Group PLC		1,488,188	10,357,205
Bunzl PLC		59,494	1,591,617
Burberry Group PLC		78,964	1,353,208
Capita Group PLC		118,020	1,986,606
Carnival PLC		32,624	1,627,439
Carphone Warehouse Group PLC		173,679	1,177,877
Centrica PLC		899,526	2,639,308
Cobham PLC		201,751	732,478
Compass Group PLC		292,898	5,040,741
Croda International PLC		24,056	982,439
Diageo PLC		436,954	11,763,475
Diageo PLC sponsored ADR (a)		2,628	282,957
Direct Line Insurance Group PLC		243,503	1,307,976
easyJet PLC		27,877	617,942
Fresnillo PLC		38,642	399,980
G4S PLC (United Kingdom)		275,470	894,290
GKN PLC		304,447	1,218,141
GlaxoSmithKline PLC		835,669	17,215,183
GlaxoSmithKline PLC sponsored ADR (a)		14,928	616,377
Hammerson PLC		139,877	1,168,547
Hargreaves Lansdown PLC		46,271	902,077
HSBC Holdings PLC:
(United Kingdom)		3,440,579	24,264,769
sponsored ADR (a)		7,574	268,120
ICAP PLC		99,538	688,574
IMI PLC		48,264	557,312
Imperial Tobacco Group PLC		170,130	9,211,799
Inmarsat PLC		79,704	1,254,898
InterContinental Hotel Group PLC		41,935	1,378,088
Intertek Group PLC		28,637	1,160,686
Intu Properties PLC		167,694	717,616
Investec PLC		99,381	632,272
ITV PLC		680,304	2,600,716
J Sainsbury PLC		238,841	838,592
Johnson Matthey PLC		34,404	1,217,026
Kingfisher PLC		409,665	1,917,073
Land Securities Group PLC		140,679	2,206,318
Legal & General Group PLC		1,058,501	3,694,510
Lloyds Banking Group PLC		9,927,233	9,300,410
Lloyds Banking Group PLC sponsored ADR (a)		56,591	215,612
London Stock Exchange Group PLC		55,706	1,972,516
Marks & Spencer Group PLC		292,160	1,773,972
Meggitt PLC		137,543	715,360
Merlin Entertainments PLC		126,988	752,786
Mondi PLC		65,258	1,063,902
National Grid PLC		665,893	9,381,574
New Melrose Industries PLC		24,973	106,470
Next PLC		25,807	2,557,900
Old Mutual PLC		876,686	2,138,818
Pearson PLC		135,477	1,529,467
Pearson PLC sponsored ADR		10,528	118,229
Persimmon PLC		54,406	1,587,528
Provident Financial PLC		26,107	1,098,143
Prudential PLC		446,527	8,772,552
Prudential PLC ADR		5,458	214,718
Reckitt Benckiser Group PLC		113,774	10,119,183
RELX PLC		198,699	3,496,004
Rexam PLC		123,186	1,056,218
Rio Tinto PLC		215,645	5,287,997
Rio Tinto PLC sponsored ADR (a)		7,367	181,597
Rolls-Royce Group PLC		326,903	2,600,367
Royal Bank of Scotland Group PLC (b)		617,776	2,236,511
Royal Dutch Shell PLC:
Class A (Netherlands)		108,479	2,372,038
Class A (United Kingdom)		576,955	12,603,880
Class A sponsored ADR		5,581	245,173
Class B (United Kingdom)		434,365	9,463,919
Royal Mail PLC		159,040	1,045,587
RSA Insurance Group PLC		180,715	1,078,944
SABMiller PLC		172,598	10,335,663
Sage Group PLC		191,290	1,705,178
Schroders PLC		22,255	869,531
Scottish & Southern Energy PLC		176,784	3,668,157
Segro PLC		132,812	833,468
Severn Trent PLC		41,977	1,317,282
SKY PLC		183,502	2,839,259
Smith & Nephew PLC		159,353	2,654,468
Smiths Group PLC		70,464	953,321
Sports Direct International PLC (b)		46,756	278,028
St. James's Place Capital PLC		93,178	1,275,731
Standard Chartered PLC (United Kingdom)		582,256	3,927,900
Standard Life PLC		350,552	1,831,589
Tate & Lyle PLC		82,858	742,460
Taylor Wimpey PLC		577,206	1,591,556
Tesco PLC (b)		1,446,722	3,599,624
The Weir Group PLC		37,500	464,304
Travis Perkins PLC		44,159	1,155,422
Unilever PLC		228,196	10,032,590
United Utilities Group PLC		121,166	1,657,750
Vodafone Group PLC		4,600,562	14,787,826
Vodafone Group PLC sponsored ADR		12,032	387,430
Whitbread PLC		32,433	1,858,746
William Hill PLC		156,725	872,512
WM Morrison Supermarkets PLC		393,483	984,253

TOTAL UNITED KINGDOM			379,937,546

United States of America - 0.0%
Southern Copper Corp. (a)		27,827	721,276
TOTAL COMMON STOCKS
(Cost $3,049,508,411)			2,754,043,892

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.4%
Ambev SA sponsored ADR		66,500	310,555
Banco Bradesco SA:
(PN)		384,934	1,746,725
(PN) sponsored ADR		50,384	230,255
Banco do Estado Rio Grande do Sul SA		26,300	29,260
Brasil Foods SA sponsored ADR		9,700	117,661
Braskem SA (PN-A)		28,100	168,608
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		37,800	94,977
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		26,901	257,119
Companhia Energetica de Minas Gerais (CEMIG) (PN)		126,704	187,215
Companhia Energetica de Sao Paulo Series B		32,800	108,163
Companhia Paranaense de Energia-Copel (PN-B)		17,100	94,268
Gerdau SA (PN)		143,350	129,021
Itau Unibanco Holding SA		463,859	2,893,465
Itau Unibanco Holding SA sponsored ADR		61,957	389,710
Itausa-Investimentos Itau SA (PN)		607,373	1,044,734
Lojas Americanas SA (PN)		84,031	391,604
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		566,740	685,790
(PN) sponsored (non-vtg.) (b)		41,350	100,481
sponsored ADR (a)(b)		30,750	106,703
Suzano Papel e Celulose SA		64,600	257,605
Telefonica Brasil SA		67,640	587,821
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		62,200	13,218
Vale SA:
(PN-A)		297,100	537,778
(PN-A) sponsored ADR		32,200	59,570

TOTAL BRAZIL			10,542,306

Chile - 0.0%
Embotelladora Andina SA Class B		44,424	125,164
Sociedad Quimica y Minera de Chile SA (PN-B)		16,111	258,557

TOTAL CHILE			383,721

Colombia - 0.0%
Bancolombia SA (PN)		74,875	546,992
Grupo Aval Acciones y Valores SA		581,175	186,790
Grupo de Inversiones Suramerica SA		17,460	183,510

TOTAL COLOMBIA			917,292

France - 0.1%
Air Liquide SA (b)		32,925	3,416,652
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		9,745	670,968
Fuchs Petrolub AG		12,428	509,707
Henkel AG & Co. KGaA		31,748	3,373,277
Porsche Automobil Holding SE (Germany)		27,217	1,234,351
Volkswagen AG		33,055	3,849,306

TOTAL GERMANY			9,637,609

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,100,488	990,398
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,635	314,085
Hyundai Motor Co.		4,460	360,586
Hyundai Motor Co. Series 2		6,558	552,591
LG Chemical Ltd.		1,511	273,046
Samsung Electronics Co. Ltd.		3,576	2,985,400

TOTAL KOREA (SOUTH)			4,485,708

Russia - 0.1%
AK Transneft OAO (b)		265	665,846
Sberbank of Russia (b)		130,675	119,231
Surgutneftegas OJSC (b)		472,517	288,258

TOTAL RUSSIA			1,073,335

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $57,425,844)			31,447,021
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	43,131

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.3% 3/3/16 to 6/23/16 (e)
(Cost $7,994,529)		8,000,000	7,991,853
		Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.38% (f)		103,458,068	$103,458,068
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		23,412,512	23,412,512
TOTAL MONEY MARKET FUNDS
(Cost $126,870,580)			126,870,580
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $3,241,846,045)			2,920,396,477
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(9,222,393)
NET ASSETS - 100%			$2,911,174,084

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
982 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	78,638,560	$49,576
981 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	36,679,590	(279,693)
61 TME S&P/TSX 60 Index Contracts (Canada)	March 2016	6,555,900	164,146
TOTAL FUTURES CONTRACTS			$(65,971)

The face value of futures purchased as a percentage of Net Assets is 4.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,611 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,948,158.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,361
Fidelity Securities Lending Cash Central Fund	115,155
Total	$174,516

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$337,578,492	$21,983,557	$315,305,473	$289,462
Consumer Staples	317,567,941	31,770,638	285,797,303	--
Energy	173,125,294	41,922,545	131,202,749	--
Financials	724,843,143	110,486,132	614,063,236	293,775
Health Care	267,357,648	20,163,281	247,115,455	78,912
Industrials	313,353,317	21,953,607	291,399,710	--
Information Technology	227,641,165	22,318,415	205,322,748	2
Materials	174,257,253	28,435,362	145,821,891	--
Telecommunication Services	149,044,637	14,555,428	134,489,209	--
Utilities	100,722,023	9,301,072	91,420,951	--
Corporate Bonds	43,131	--	43,131	--
U.S. Government and Government Agency Obligations	7,991,853	--	7,991,853	--
Money Market Funds	126,870,580	126,870,580	--	--
Total Investments in Securities:	$2,920,396,477	$449,760,617	$2,469,973,709	$662,151
Derivative Instruments:
Assets
Futures Contracts	$213,722	$213,722	$--	$--
Total Assets	$213,722	$213,722	$--	$--
Liabilities
Futures Contracts	$(279,693)	$(279,693)	$--	$--
Total Liabilities	$(279,693)	$(279,693)	$--	$--
Total Derivative Instruments:	$(65,971)	$(65,971)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$811,345,340
Level 2 to Level 1	$6,744,290

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $3,241,639,768. Net unrealized depreciation aggregated $321,243,291, of which $285,505,313 related to appreciated investment securities and $606,748,604 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Minimum Volatility Index Fund

January 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV2-QTLY-0316
1.9866140.100

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 1.4%
CSL Ltd.	16,010	$1,192,570
Healthscope Ltd.	753,713	1,191,474
Medibank Private Ltd.	1,301,569	2,332,806
Sonic Healthcare Ltd.	142,997	1,885,182
Telstra Corp. Ltd.	565,427	2,278,304
The GPT Group unit	287,213	1,004,695
Transurban Group unit	145,569	1,122,289

TOTAL AUSTRALIA		11,007,320

Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	60,063	4,262,693
Belgium - 0.6%
Colruyt NV	58,238	3,113,938
UCB SA	12,494	1,068,249

TOTAL BELGIUM		4,182,187

Bermuda - 1.2%
Cheung Kong Infrastructure Holdings Ltd.	546,000	5,135,376
Cosco Pacific Ltd.	388,000	440,397
Credicorp Ltd. (United States)	15,275	1,548,274
Yue Yuen Industrial (Holdings) Ltd.	692,500	2,391,685

TOTAL BERMUDA		9,515,732

Canada - 10.5%
Agnico Eagle Mines Ltd. (Canada)	16,358	484,820
Bank of Montreal	103,962	5,582,141
Bank of Nova Scotia	168,152	6,888,603
BCE, Inc.	129,008	5,196,603
Canadian Imperial Bank of Commerce	82,189	5,352,933
Canadian Tire Ltd. Class A (non-vtg.)	16,436	1,339,260
Canadian Utilities Ltd. Class A (non-vtg.)	59,585	1,536,731
Dollarama, Inc.	44,013	2,361,666
Empire Co. Ltd. Class A (non-vtg.)	151,684	2,867,151
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,802	2,472,504
First Capital Realty, Inc.	86,290	1,153,079
Franco-Nevada Corp.	53,383	2,363,729
George Weston Ltd.	25,967	2,002,067
Gildan Activewear, Inc.	12,785	322,705
Goldcorp, Inc.	108,533	1,236,481
Great-West Lifeco, Inc.	91,836	2,276,070
H&R REIT/H&R Finance Trust	76,622	1,030,998
Intact Financial Corp.	113,516	6,806,584
Jean Coutu Group, Inc. Class A (sub. vtg.)	38,784	545,119
Loblaw Companies Ltd.	21,207	995,937
Metro, Inc. Class A (sub. vtg.)	95,784	2,831,334
National Bank of Canada	86,293	2,462,082
Rogers Communications, Inc. Class B (non-vtg.)	73,434	2,514,547
Royal Bank of Canada	103,141	5,341,480
Shaw Communications, Inc. Class B	136,701	2,366,335
Smart (REIT)	59,171	1,307,684
TELUS Corp.	115,787	3,220,943
The Toronto-Dominion Bank	99,948	3,792,017
Thomson Reuters Corp.	95,890	3,586,720
TransCanada Corp.	11,349	394,124

TOTAL CANADA		80,632,447

Cayman Islands - 0.9%
China Medical System Holdings Ltd.	983,000	1,155,619
Hengan International Group Co. Ltd.	241,500	2,163,339
Shenzhou International Group Holdings Ltd.	401,000	2,150,209
Sino Biopharmaceutical Ltd.	2,212,000	1,524,260

TOTAL CAYMAN ISLANDS		6,993,427

Chile - 0.7%
Aguas Andinas SA	2,393,683	1,201,203
Banco de Chile	20,820,506	2,150,927
Banco de Credito e Inversiones	17,369	669,537
Colbun SA	6,348,326	1,609,684

TOTAL CHILE		5,631,351

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	2,922,000	1,043,031
Bank of China Ltd. (H Shares)	4,771,000	1,868,187
Beijing Capital International Airport Co. Ltd. (H Shares)	572,000	519,653
China Communications Services Corp. Ltd. (H Shares)	1,416,000	557,638
China Construction Bank Corp. (H Shares)	6,912,000	4,219,742
China Everbright Bank Co. Ltd. (H Shares)	759,000	357,545
Industrial & Commercial Bank of China Ltd. (H Shares)	5,003,000	2,603,768
Jiangsu Expressway Co. Ltd. (H Shares)	1,110,000	1,335,580
Zhejiang Expressway Co. Ltd. (H Shares)	1,204,000	1,055,908

TOTAL CHINA		13,561,052

Colombia - 0.1%
Corporacion Financiera Colombiana SA	9,358	106,338
Corporacion Financiera Colombiana SA	60,332	666,455
Corporacion Financiera Colombiana SA (RFD) (a)	559	5,926

TOTAL COLOMBIA		778,719

Czech Republic - 0.1%
Komercni Banka A/S	3,567	749,134
Denmark - 0.7%
Novo Nordisk A/S Series B	29,703	1,659,459
Tryg A/S	90,758	1,735,393
William Demant Holding A/S (a)	23,057	2,032,495

TOTAL DENMARK		5,427,347

Egypt - 0.1%
Commercial International Bank SAE	194,272	779,068
France - 1.8%
Aeroports de Paris	26,939	3,051,651
Atos Origin SA	6,948	549,264
BIC SA	6,980	1,136,807
Danone SA	17,121	1,179,215
Dassault Systemes SA	6,832	528,069
Essilor International SA	11,327	1,405,248
Eutelsat Communications	22,697	733,555
L'Oreal SA	17,214	2,942,298
Sanofi SA	11,146	926,909
SCOR SE	12,270	427,710
Sodexo SA	7,815	765,389

TOTAL FRANCE		13,646,115

Germany - 1.8%
Beiersdorf AG	4,340	400,556
Fresenius Medical Care AG & Co. KGaA	47,938	4,257,408
Kabel Deutschland Holding AG	20,240	2,593,253
MAN SE	31,665	3,199,534
Merck KGaA	4,258	370,755
TUI AG	168,124	2,855,216

TOTAL GERMANY		13,676,722

Hong Kong - 6.5%
Bank of East Asia Ltd.	586,000	1,722,554
China Mobile Ltd.	273,000	2,998,681
CLP Holdings Ltd.	1,055,500	8,866,328
Guangdong Investment Ltd.	1,582,000	2,024,079
Hang Seng Bank Ltd.	492,900	8,195,745
HK Electric Investments & HK Electric Investments Ltd. unit	2,403,000	1,880,835
HKT Trust/HKT Ltd. unit	2,413,000	3,174,276
Hong Kong & China Gas Co. Ltd.	1,522,800	2,680,501
Link (REIT)	752,000	4,314,213
MTR Corp. Ltd.	1,290,063	5,840,799
Power Assets Holdings Ltd.	761,000	6,955,786
Sun Art Retail Group Ltd.	1,744,000	983,879
Sun Hung Kai Properties Ltd.	33,000	358,025

TOTAL HONG KONG		49,995,701

Indonesia - 1.0%
PT Bank Central Asia Tbk	2,195,700	2,105,328
PT Indofood CBP Sukses Makmur Tbk	492,600	521,719
PT Indofood Sukses Makmur Tbk	3,837,900	1,746,318
PT Kalbe Farma Tbk	4,988,100	487,728
PT Telkomunikasi Indonesia Tbk Series B	6,311,900	1,548,557
PT Unilever Indonesia Tbk	428,400	1,149,178

TOTAL INDONESIA		7,558,828

Ireland - 0.8%
Kerry Group PLC Class A	47,012	3,833,488
Ryanair Holdings PLC sponsored ADR	28,987	2,271,131

TOTAL IRELAND		6,104,619

Israel - 1.5%
Bank Hapoalim BM (Reg.)	745,186	3,433,560
Bank Leumi le-Israel BM (a)	473,409	1,552,611
Bezeq The Israel Telecommunication Corp. Ltd.	557,187	1,193,068
Mizrahi Tefahot Bank Ltd.	132,452	1,476,408
NICE Systems Ltd.	6,278	376,701
Teva Pharmaceutical Industries Ltd.	58,680	3,548,238

TOTAL ISRAEL		11,580,586

Japan - 22.8%
ABC-MART, Inc.	25,800	1,404,312
Ajinomoto Co., Inc.	115,000	2,735,172
All Nippon Airways Ltd.	1,038,000	3,046,578
Aozora Bank Ltd.	602,000	2,016,406
Asahi Group Holdings	52,400	1,681,874
Astellas Pharma, Inc.	196,700	2,723,619
Bank of Yokohama Ltd.	133,000	709,385
Benesse Holdings, Inc.	59,400	1,661,094
Canon, Inc.	172,900	4,831,246
Chugai Pharmaceutical Co. Ltd.	12,700	389,063
Daiichi Sankyo Kabushiki Kaisha	23,500	489,294
Daito Trust Construction Co. Ltd.	3,800	483,117
East Japan Railway Co.	23,800	2,187,646
Eisai Co. Ltd.	40,100	2,423,812
FamilyMart Co. Ltd.	52,400	2,452,133
Hankyu Hanshin Holdings, Inc.	74,000	461,653
Hisamitsu Pharmaceutical Co., Inc.	30,000	1,349,824
Idemitsu Kosan Co. Ltd.	80,700	1,210,404
ITOCHU Techno-Solutions Corp.	21,500	349,124
Japan Airlines Co. Ltd.	110,400	4,143,682
Japan Prime Realty Investment Corp.	756	2,722,134
Japan Real Estate Investment Corp.	824	4,377,085
Japan Retail Fund Investment Corp.	1,896	4,016,234
Kamigumi Co. Ltd.	197,000	1,775,368
Kao Corp.	17,100	917,678
Kyowa Hakko Kirin Co., Ltd.	83,400	1,209,052
Lawson, Inc.	59,900	4,729,490
McDonald's Holdings Co. (Japan) Ltd.	62,300	1,228,761
Miraca Holdings, Inc.	50,600	2,088,231
Mitsubishi Tanabe Pharma Corp.	208,400	3,424,394
Mizuho Financial Group, Inc.	231,000	399,681
Nagoya Railroad Co. Ltd.	614,000	2,800,274
New Hampshire Foods Ltd.	113,000	2,192,684
Nippon Building Fund, Inc.	248	1,282,717
Nippon Prologis REIT, Inc.	1,326	2,359,938
Nippon Telegraph & Telephone Corp.	120,700	5,138,515
Nissin Food Holdings Co. Ltd.	59,000	3,007,584
Nitori Holdings Co. Ltd.	50,400	4,093,782
Nomura Real Estate Master Fund, Inc. (a)	3,232	3,975,713
Nomura Research Institute Ltd.	39,340	1,427,571
NTT DOCOMO, Inc.	267,500	5,932,681
Oracle Corp. Japan	35,900	1,630,426
Oriental Land Co. Ltd.	30,000	1,915,659
Osaka Gas Co. Ltd.	945,000	3,584,226
Otsuka Corp.	30,600	1,518,034
Otsuka Holdings Co. Ltd.	195,000	6,560,102
Park24 Co. Ltd.	77,800	2,167,316
Recruit Holdings Co. Ltd.	64,400	2,033,114
Sankyo Co. Ltd. (Gunma)	42,300	1,617,719
Santen Pharmaceutical Co. Ltd.	173,300	2,768,453
Secom Co. Ltd.	47,800	3,330,787
Shimamura Co. Ltd.	19,700	2,203,658
Shionogi & Co. Ltd.	65,300	2,849,654
Showa Shell Sekiyu K.K.	51,500	420,331
Suntory Beverage & Food Ltd.	123,800	5,725,521
Suzuken Co. Ltd.	20,100	695,258
Taiheiyo Cement Corp.	308,000	887,944
Taisho Pharmaceutical Holdings Co. Ltd.	28,000	1,887,716
Takeda Pharmaceutical Co. Ltd.	166,200	8,048,035
Tobu Railway Co. Ltd.	429,000	2,092,360
Toho Co. Ltd.	38,600	1,009,254
Tokyo Gas Co. Ltd.	597,000	2,750,766
TonenGeneral Sekiyu K.K.	256,000	2,086,969
Toyo Suisan Kaisha Ltd.	73,100	2,531,510
Unicharm Corp.	120,000	2,342,387
United Urban Investment Corp.	2,235	3,058,868
USS Co. Ltd.	168,500	2,588,438
West Japan Railway Co.	77,200	5,001,700
Yamada Denki Co. Ltd.	250,400	1,212,604
Yamato Holdings Co. Ltd.	139,700	3,067,219
Yamazaki Baking Co. Ltd.	79,000	1,723,221

TOTAL JAPAN		175,158,254

Korea (South) - 2.1%
Dongbu Insurance Co. Ltd.	35,951	2,026,434
Hyundai Fire & Marine Insurance Co. Ltd.	51,163	1,374,664
Hyundai Mobis	2,807	605,175
Kangwon Land, Inc.	13,772	472,067
Kia Motors Corp.	36,092	1,359,891
Korea Electric Power Corp.	44,732	1,948,687
KT Corp. (a)	34,831	796,952
KT&G Corp.	28,597	2,457,737
S1 Corp.	16,567	1,402,322
Samsung Fire & Marine Insurance Co. Ltd.	5,816	1,440,721
Samsung Life Insurance Co. Ltd.	5,156	471,282
SK Telecom Co. Ltd.	6,319	1,099,975
Yuhan Corp.	3,462	960,784

TOTAL KOREA (SOUTH)		16,416,691

Luxembourg - 0.5%
SES SA (France) (depositary receipt)	137,424	3,593,290
Malaysia - 2.1%
Axiata Group Bhd	674,970	913,873
Hong Leong Bank Bhd	584,700	1,846,788
IHH Healthcare Bhd	849,500	1,343,190
Malayan Banking Bhd	1,833,668	3,797,779
Maxis Bhd	1,522,200	2,102,544
PPB Group Bhd	120,800	483,820
Public Bank Bhd	985,600	4,373,658
Telekom Malaysia Bhd	710,600	1,115,468

TOTAL MALAYSIA		15,977,120

Netherlands - 0.4%
NN Group NV	47,291	1,602,171
QIAGEN NV (Germany) (a)	70,681	1,614,674

TOTAL NETHERLANDS		3,216,845

New Zealand - 0.3%
Auckland International Airport Ltd.	466,489	1,676,516
Ryman Healthcare Group Ltd.	84,499	439,927
Spark New Zealand Ltd.	199,063	433,115

TOTAL NEW ZEALAND		2,549,558

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	370,920	455,536
Aboitiz Power Corp.	1,195,500	1,045,249
Bank of the Philippine Islands (BPI)	721,780	1,329,218
BDO Unibank, Inc.	540,750	1,161,768
Jollibee Food Corp.	133,870	577,888
Metro Pacific Investments Corp.	4,681,700	542,557
Philippine Long Distance Telephone Co.	41,810	1,951,379

TOTAL PHILIPPINES		7,063,595

Qatar - 0.5%
Commercial Bank of Qatar (a)	150,695	1,643,321
Doha Bank (a)	112,659	1,129,514
Qatar Electricity & Water Co. (a)	18,049	912,229
Qatar Islamic Bank (a)	13,592	317,348

TOTAL QATAR		4,002,412

Singapore - 2.6%
CapitaMall Trust	312,100	438,493
DBS Group Holdings Ltd.	142,200	1,413,659
Oversea-Chinese Banking Corp. Ltd.	615,588	3,444,884
Singapore Airlines Ltd.	474,300	3,689,850
Singapore Press Holdings Ltd.	1,395,900	3,503,889
Singapore Telecommunications Ltd.	1,706,100	4,230,533
StarHub Ltd.	504,000	1,201,560
United Overseas Bank Ltd.	44,200	561,905
Wilmar International Ltd.	590,600	1,194,102

TOTAL SINGAPORE		19,678,875

South Africa - 0.1%
Fortress Income Fund Ltd. Class A	888,116	814,039
Switzerland - 9.0%
Baloise Holdings AG	16,773	2,056,116
Barry Callebaut AG	1,790	2,049,188
Givaudan SA	962	1,801,522
Kuehne & Nagel International AG	18,068	2,391,299
Lindt & Spruengli AG	50	3,453,315
Lindt & Spruengli AG (participation certificate)	844	4,945,568
Nestle SA	150,879	11,115,622
Novartis AG	121,032	9,376,767
Roche Holding AG (participation certificate)	39,899	10,334,811
Schindler Holding AG (Reg.)	2,654	410,134
SGS SA (Reg.)	1,217	2,365,180
Sonova Holding AG Class B	3,229	387,858
Swiss Life Holding AG	2,575	656,379
Swiss Prime Site AG	51,141	4,092,719
Swiss Re Ltd.	44,322	4,125,770
Swisscom AG	18,593	9,248,609

TOTAL SWITZERLAND		68,810,857

Taiwan - 7.3%
Asia Cement Corp.	2,188,000	1,713,091
ASUSTeK Computer, Inc.	154,000	1,242,688
Chang Hwa Commercial Bank	4,032,670	2,011,514
Chicony Electronics Co. Ltd.	433,435	895,833
China Airlines Ltd. (a)	2,252,000	763,100
China Development Finance Holding Corp.	6,525,000	1,552,902
Chinatrust Financial Holding Co. Ltd.	726,797	339,786
Chunghwa Telecom Co. Ltd.	3,482,000	10,738,144
E.SUN Financial Holdings Co. Ltd.	784,000	405,032
EVA Airways Corp. (a)	1,532,000	802,932
Far EasTone Telecommunications Co. Ltd.	1,465,000	3,013,766
First Financial Holding Co. Ltd.	8,648,926	3,929,503
Formosa Taffeta Co. Ltd.	631,000	560,355
Foxconn Technology Co. Ltd.	603,750	1,164,148
Hon Hai Precision Industry Co. Ltd. (Foxconn)	693,000	1,622,787
Hua Nan Financial Holdings Co. Ltd.	6,180,000	2,745,003
Lite-On Technology Corp.	1,720,235	1,821,795
Mega Financial Holding Co. Ltd.	6,087,789	3,863,419
President Chain Store Corp.	197,000	1,296,625
Sinopac Holdings Co.	3,503,328	937,631
Standard Foods Corp.	217,400	519,436
Synnex Technology International Corp.	1,099,000	1,028,961
Taishin Financial Holdings Co. Ltd.	974,000	315,038
Taiwan Business Bank	3,947,338	949,475
Taiwan Cement Corp.	378,000	302,666
Taiwan Cooperative Financial Holding Co. Ltd.	6,492,650	2,686,733
Taiwan Mobile Co. Ltd.	1,533,000	4,591,062
Taiwan Semiconductor Manufacturing Co. Ltd.	918,000	3,934,491
Transcend Information, Inc.	173,000	466,492

TOTAL TAIWAN		56,214,408

Thailand - 1.2%
Advanced Info Service PCL (For. Reg.)	381,000	1,814,924
Bangkok Bank PCL (For. Reg.)	229,600	993,779
Bangkok Dusit Medical Services PCL (For. Reg.)	861,500	533,079
BTS Group Holdings PCL	4,932,800	1,129,242
BTS Group Holdings PCL	555,800	127,237
C.P. ALL PCL	57,600	66,131
C.P. ALL PCL (For. Reg.)	313,000	359,357
Kasikornbank PCL (For. Reg.)	86,000	413,529
Krung Thai Bank PCL (For. Reg.)	3,226,800	1,584,009
PTT PCL	19,300	129,258
PTT PCL (For. Reg.)	152,700	1,022,678
Siam Cement PCL (For. Reg.)	60,500	733,564

TOTAL THAILAND		8,906,787

United Arab Emirates - 0.5%
DP World Ltd.	46,453	805,960
First Gulf Bank PJSC	593,864	1,633,116
National Bank of Abu Dhabi PJSC (a)	621,955	1,249,752

TOTAL UNITED ARAB EMIRATES		3,688,828

United Kingdom - 16.4%
Admiral Group PLC	127,924	3,250,274
AstraZeneca PLC (United Kingdom)	69,567	4,479,458
Babcock International Group PLC	23,920	313,461
BP PLC	317,214	1,713,026
British American Tobacco PLC (United Kingdom)	134,980	7,521,557
Bunzl PLC	70,486	1,885,681
Capita Group PLC	99,044	1,667,187
Centrica PLC	219,186	643,116
Compass Group PLC	526,077	9,053,725
Diageo PLC	231,503	6,232,417
Direct Line Insurance Group PLC	113,375	608,993
easyJet PLC	77,048	1,707,902
Fresnillo PLC	34,224	354,250
G4S PLC (United Kingdom)	954,835	3,099,790
GlaxoSmithKline PLC	276,177	5,689,379
HSBC Holdings PLC (United Kingdom)	172,657	1,217,668
Imperial Tobacco Group PLC	105,061	5,688,596
Inmarsat PLC	69,968	1,101,610
J Sainsbury PLC	109,034	382,828
Kingfisher PLC	347,659	1,626,909
Marks & Spencer Group PLC	191,005	1,159,767
Merlin Entertainments PLC	281,115	1,666,451
National Grid PLC	794,603	11,194,936
Next PLC	45,709	4,530,518
Reckitt Benckiser Group PLC	125,178	11,133,467
RELX PLC	230,271	4,051,496
Royal Dutch Shell PLC:
Class A (United Kingdom)	98,209	2,145,426
Class B (United Kingdom)	26,336	573,807
Royal Mail PLC	828,077	5,444,080
Scottish & Southern Energy PLC	399,284	8,284,893
Severn Trent PLC	43,225	1,356,446
SKY PLC	392,441	6,072,095
Smith & Nephew PLC	109,403	1,822,412
Tate & Lyle PLC	316,658	2,837,456
Unilever PLC	61,026	2,682,995
United Utilities Group PLC	86,340	1,181,273
Vodafone Group PLC	389,685	1,252,585
WM Morrison Supermarkets PLC	183,332	458,584

TOTAL UNITED KINGDOM		126,086,514

TOTAL COMMON STOCKS
(Cost $788,590,928)		758,261,121

Nonconvertible Preferred Stocks - 0.1%
Colombia - 0.1%
Grupo Aval Acciones y Valores SA
(Cost $570,367)	1,344,964	432,273
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.29% 5/26/16 to 6/23/16 (Cost $699,251)(b)	700,000	699,042
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $4,729,924)	4,729,924	4,729,924
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $794,590,470)		764,122,360
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,119,237
NET ASSETS - 100%		$767,241,597

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
63 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	5,045,040	$138,693
67 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	2,505,130	128,747
8 TME S&P/TSX 60 Index Contracts (Canada)	March 2016	859,790	42,577
TOTAL FUTURES CONTRACTS		$8,409,960	$310,017

The face value of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $528,294.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,537

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$79,234,790	$9,976,686	$69,258,104	$--
Consumer Staples	122,193,591	9,241,608	112,951,983	--
Energy	9,696,023	394,124	9,301,899	--
Financials	187,075,049	64,009,737	123,065,312	--
Health Care	96,594,440	3,988,165	92,606,275	--
Industrials	82,218,855	4,753,607	77,465,248	--
Information Technology	23,387,630	--	23,387,630	--
Materials	14,140,760	4,085,030	10,055,730	--
Telecommunication Services	79,359,912	12,558,276	66,801,636	--
Utilities	64,792,344	5,259,847	59,532,497	--
Government Obligations	699,042	--	699,042	--
Money Market Funds	4,729,924	4,729,924	--	--
Total Investments in Securities:	$764,122,360	$118,997,004	$645,125,356	$--
Derivative Instruments:
Assets
Futures Contracts	$310,017	$310,017	$--	$--
Total Assets	$310,017	$310,017	$--	$--
Total Derivative Instruments:	$310,017	$310,017	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$155,600,538
Level 2 to Level 1	$2,963,248

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $795,186,992. Net unrealized depreciation aggregated $31,064,632, of which $23,625,500 related to appreciated investment securities and $54,690,132 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Minimum Volatility Index Fund

January 31, 2016

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV1-QTLY-0316
1.9866138.100

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Distributors - 0.1%
Genuine Parts Co.	10,913	$940,373
Hotels, Restaurants & Leisure - 2.6%
Chipotle Mexican Grill, Inc. (a)	5,269	2,386,699
McDonald's Corp.	91,081	11,274,007
Starbucks Corp.	62,300	3,785,971
		17,446,677
Multiline Retail - 1.2%
Dollar General Corp.	26,514	1,990,141
Dollar Tree, Inc. (a)	22,078	1,795,383
Nordstrom, Inc. (b)	10,322	506,810
Target Corp.	58,397	4,229,111
		8,521,445
Specialty Retail - 4.0%
AutoZone, Inc. (a)(b)	10,416	7,993,134
Home Depot, Inc.	38,649	4,860,498
L Brands, Inc.	13,849	1,331,581
Lowe's Companies, Inc.	36,654	2,626,626
O'Reilly Automotive, Inc. (a)(b)	4,895	1,277,106
Ross Stores, Inc.	14,520	816,895
TJX Companies, Inc.	93,626	6,669,916
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8,432	1,527,625
		27,103,381
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	24,561	1,523,028
VF Corp.	50,322	3,150,157
		4,673,185

TOTAL CONSUMER DISCRETIONARY		58,685,061

CONSUMER STAPLES - 14.9%
Beverages - 2.7%
PepsiCo, Inc.	101,342	10,063,261
The Coca-Cola Co.	195,894	8,407,770
		18,471,031
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	15,139	2,287,806
CVS Health Corp.	25,780	2,490,090
Sysco Corp.	44,735	1,780,900
Wal-Mart Stores, Inc.	53,740	3,566,186
		10,124,982
Food Products - 3.9%
Campbell Soup Co. (b)	39,247	2,213,923
General Mills, Inc. (b)	165,474	9,350,936
Kellogg Co.	49,156	3,610,017
McCormick & Co., Inc. (non-vtg.) (b)	47,587	4,186,228
Mondelez International, Inc.	59,258	2,554,020
The Hershey Co. (b)	44,820	3,949,090
The J.M. Smucker Co.	3,765	483,125
		26,347,339
Household Products - 5.2%
Church & Dwight Co., Inc.	55,082	4,626,888
Clorox Co.	46,441	5,993,211
Colgate-Palmolive Co.	85,297	5,760,106
Kimberly-Clark Corp.	63,109	8,104,458
Procter & Gamble Co.	130,696	10,676,556
		35,161,219
Tobacco - 1.6%
Altria Group, Inc.	107,929	6,595,541
Philip Morris International, Inc.	25,184	2,266,812
Reynolds American, Inc.	41,768	2,086,312
		10,948,665

TOTAL CONSUMER STAPLES		101,053,236

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	11,145	805,449
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	34,137	708,343
Chevron Corp.	13,605	1,176,424
Exxon Mobil Corp.	110,532	8,604,916
Occidental Petroleum Corp.	29,497	2,030,279
		12,519,962

TOTAL ENERGY		13,325,411

FINANCIALS - 20.8%
Banks - 1.0%
U.S. Bancorp	72,841	2,918,010
Wells Fargo & Co.	81,487	4,093,092
		7,011,102
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	62,683	8,134,373
CME Group, Inc.	18,899	1,698,075
		9,832,448
Insurance - 6.1%
Alleghany Corp. (a)	5,196	2,483,272
Arch Capital Group Ltd. (a)	86,429	5,838,279
Axis Capital Holdings Ltd.	57,148	3,080,849
Chubb Ltd.	58,731	6,640,714
Everest Re Group Ltd.	22,895	4,096,831
Marsh & McLennan Companies, Inc.	63,758	3,400,214
PartnerRe Ltd.	33,770	4,741,308
RenaissanceRe Holdings Ltd.	32,286	3,637,018
The Travelers Companies, Inc.	32,926	3,524,399
W.R. Berkley Corp.	45,556	2,284,633
Willis Group Holdings PLC (b)	13,117	1,501,503
		41,229,020
Real Estate Investment Trusts - 12.3%
American Capital Agency Corp.	246,213	4,202,856
American Tower Corp.	47,605	4,491,056
Annaly Capital Management, Inc.	669,020	6,355,690
AvalonBay Communities, Inc.	48,694	8,350,534
Boston Properties, Inc.	3,523	409,408
Brixmor Property Group, Inc.	71,843	1,912,461
Camden Property Trust (SBI)	6,204	473,365
Crown Castle International Corp.	79,670	6,867,554
Equity Residential (SBI)	68,625	5,290,301
Essex Property Trust, Inc.	11,555	2,462,486
Extra Space Storage, Inc.	6,757	612,792
Federal Realty Investment Trust (SBI)	27,509	4,149,182
General Growth Properties, Inc. (b)	49,914	1,399,589
HCP, Inc. (b)	80,716	2,900,933
Public Storage	44,039	11,166,529
Realty Income Corp.	56,306	3,141,312
Simon Property Group, Inc.	26,520	4,940,146
The Macerich Co.	6,167	480,841
UDR, Inc.	103,031	3,666,873
Ventas, Inc.	68,360	3,781,675
Vornado Realty Trust	6,619	585,517
Welltower, Inc.	92,858	5,777,625
		83,418,725

TOTAL FINANCIALS		141,491,295

HEALTH CARE - 18.7%
Biotechnology - 0.1%
Baxalta, Inc.	11,675	467,117
Health Care Equipment & Supplies - 5.6%
Abbott Laboratories	148,968	5,638,439
Baxter International, Inc.	84,128	3,079,085
Becton, Dickinson & Co.	57,932	8,421,575
C.R. Bard, Inc.	27,771	5,089,591
Edwards Lifesciences Corp. (a)	4,350	340,214
Intuitive Surgical, Inc. (a)	1,051	568,433
Medtronic PLC	70,211	5,330,419
Stryker Corp.	53,999	5,354,001
Varian Medical Systems, Inc. (a)	51,541	3,975,357
Zimmer Biomet Holdings, Inc.	4,198	416,693
		38,213,807
Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	70,333	6,299,023
Anthem, Inc.	11,145	1,454,311
Cardinal Health, Inc.	39,740	3,233,644
Cigna Corp.	4,338	579,557
DaVita HealthCare Partners, Inc. (a)	67,287	4,516,303
Express Scripts Holding Co. (a)	69,162	4,970,673
Henry Schein, Inc. (a)	49,295	7,465,235
Humana, Inc.	1,997	325,092
Laboratory Corp. of America Holdings (a)	28,080	3,154,788
McKesson Corp.	29,655	4,773,862
Patterson Companies, Inc.	58,772	2,495,459
Quest Diagnostics, Inc.	19,912	1,307,621
UnitedHealth Group, Inc.	61,844	7,121,955
		47,697,523
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	15,107	1,995,030
Waters Corp. (a)	11,389	1,380,461
		3,375,491
Pharmaceuticals - 5.5%
Allergan PLC (a)	1,910	543,261
Bristol-Myers Squibb Co.	87,702	5,451,556
Eli Lilly & Co.	82,530	6,528,123
Johnson & Johnson	99,828	10,426,036
Merck & Co., Inc.	135,267	6,853,979
Pfizer, Inc.	247,193	7,536,915
		37,339,870

TOTAL HEALTH CARE		127,093,808

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	8,704	1,836,544
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	87,303	8,136,640
Commercial Services & Supplies - 2.2%
Republic Services, Inc.	123,565	5,399,791
Stericycle, Inc. (a)(b)	23,147	2,785,741
Waste Management, Inc.	129,348	6,848,977
		15,034,509
Industrial Conglomerates - 0.6%
3M Co.	24,134	3,644,234
Danaher Corp.	3,521	305,095
		3,949,329
Professional Services - 0.1%
Equifax, Inc.	4,315	456,527
Nielsen Holdings PLC (b)	13,624	656,132
		1,112,659

TOTAL INDUSTRIALS		30,069,681

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.6%
Cisco Systems, Inc.	172,453	4,102,657
Motorola Solutions, Inc.	71,586	4,779,797
Qualcomm, Inc.	43,568	1,975,373
		10,857,827
Internet Software & Services - 1.9%
Alphabet, Inc. Class A	4,181	3,183,204
eBay, Inc. (a)	82,773	1,941,855
Facebook, Inc. Class A (a)	66,082	7,415,061
		12,540,120
IT Services - 8.3%
Accenture PLC Class A	71,221	7,516,664
Automatic Data Processing, Inc.	115,684	9,612,184
Fidelity National Information Services, Inc.	55,494	3,314,657
Fiserv, Inc. (a)	72,762	6,880,375
Gartner, Inc. Class A (a)	42,861	3,767,053
IBM Corp.	35,267	4,400,969
MasterCard, Inc. Class A	21,972	1,956,167
Paychex, Inc.	190,048	9,095,697
PayPal Holdings, Inc. (a)	66,097	2,388,746
Vantiv, Inc. (a)	11,591	545,357
Visa, Inc. Class A (b)	96,513	7,189,253
		56,667,122
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	83,095	2,577,607
Software - 2.3%
Adobe Systems, Inc. (a)	32,482	2,895,121
ANSYS, Inc. (a)	14,208	1,253,004
Intuit, Inc.	3,536	337,723
Microsoft Corp.	85,091	4,687,663
Oracle Corp.	39,767	1,443,940
Synopsys, Inc. (a)(b)	108,489	4,654,178
VMware, Inc. Class A (a)(b)	5,943	271,892
		15,543,521
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	23,316	2,269,579

TOTAL INFORMATION TECHNOLOGY		100,455,776

MATERIALS - 2.0%
Chemicals - 0.9%
Ecolab, Inc.	19,660	2,120,724
Monsanto Co.	13,058	1,183,055
Praxair, Inc.	18,508	1,850,800
Sherwin-Williams Co.	4,625	1,182,474
		6,337,053
Metals & Mining - 1.1%
Newmont Mining Corp.	370,902	7,403,204

TOTAL MATERIALS		13,740,257

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	305,584	11,019,359
Verizon Communications, Inc.	208,292	10,408,351
		21,427,710
Wireless Telecommunication Services - 0.9%
SBA Communications Corp. Class A (a)	58,505	5,808,376

TOTAL TELECOMMUNICATION SERVICES		27,236,086

UTILITIES - 8.5%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	20,674	1,260,494
Duke Energy Corp.	118,496	8,922,749
Eversource Energy	23,668	1,273,338
NextEra Energy, Inc.	38,506	4,301,505
Southern Co.	190,165	9,302,872
Xcel Energy, Inc.	171,765	6,564,858
		31,625,816
Multi-Utilities - 3.6%
Consolidated Edison, Inc.	130,723	9,070,869
Dominion Resources, Inc.	97,706	7,051,442
PG&E Corp.	71,571	3,929,964
Sempra Energy	8,181	775,150
WEC Energy Group, Inc.	69,894	3,860,246
		24,687,671
Water Utilities - 0.2%
American Water Works Co., Inc.	24,257	1,574,522

TOTAL UTILITIES		57,888,009

TOTAL COMMON STOCKS
(Cost $669,333,873)		671,038,620
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 3/3/16 to 3/31/16 (c)
(Cost $624,850)	625,000	624,838
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.38% (d)	6,429,805	$6,429,805
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	37,231,225	37,231,225
TOTAL MONEY MARKET FUNDS
(Cost $43,661,030)		43,661,030
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $713,619,753)		715,324,488
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(35,600,109)
NET ASSETS - 100%		$679,724,379

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
47 CME E-mini S&P 500 Index Contracts (United States)	March 2016	4,535,735	$93,980
15 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	1,972,200	79,431
4 CME S&P 500 Index Contracts (United States)	March 2016	1,930,100	34,333
TOTAL FUTURES CONTRACTS			$207,744

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,884.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,273
Fidelity Securities Lending Cash Central Fund	7,975
Total	$11,248

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$58,685,061	$58,685,061	$--	$--
Consumer Staples	101,053,236	101,053,236	--	--
Energy	13,325,411	13,325,411	--	--
Financials	141,491,295	141,491,295	--	--
Health Care	127,093,808	127,093,808	--	--
Industrials	30,069,681	30,069,681	--	--
Information Technology	100,455,776	100,455,776	--	--
Materials	13,740,257	13,740,257	--	--
Telecommunication Services	27,236,086	27,236,086	--	--
Utilities	57,888,009	57,888,009	--	--
U.S. Government and Government Agency Obligations	624,838	--	624,838	--
Money Market Funds	43,661,030	43,661,030	--	--
Total Investments in Securities:	$715,324,488	$714,699,650	$624,838	$--
Derivative Instruments:
Assets
Futures Contracts	$207,744	$207,744	$--	$--
Total Assets	$207,744	$207,744	$--	$--
Total Derivative Instruments:	$207,744	$207,744	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $713,942,396. Net unrealized appreciation aggregated $1,382,092, of which $33,284,796 related to appreciated investment securities and $31,902,704 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

January 31, 2016

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV6-QTLY-0316
1.9867762.100

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.3%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)	38,000	$19,221
Alibaba Pictures Group Ltd. (a)	170,000	34,740
Beijing Enterprises Water Group Ltd.	70,000	34,930
Brilliance China Automotive Holdings Ltd.	48,000	46,279
China Gas Holdings Ltd.	28,000	35,771
China Resource Gas Group Ltd.	14,000	34,936
Cosco Pacific Ltd.	28,000	31,781
Credicorp Ltd. (United States)	1,076	109,063
First Natural Foods Holdings Ltd.	900,000	18,284
GOME Electrical Appliances Holdings Ltd.	193,000	27,053
Haier Electronics Group Co. Ltd.	20,000	35,308
Kunlun Energy Co. Ltd.	52,000	39,234
Luye Pharma Group Ltd. (a)	23,500	19,454
Nine Dragons Paper (Holdings) Ltd.	26,000	16,396

TOTAL BERMUDA		502,450

Brazil - 3.6%
Ambev SA	76,300	355,957
B2W Companhia Global do Varejo (a)	2,000	6,630
Banco Bradesco SA	48,500	237,541
Banco do Brasil SA	13,600	47,092
Banco Santander SA (Brasil) unit	6,600	21,534
BB Seguridade Participacoes SA	11,300	65,346
BM&F BOVESPA SA	28,300	72,593
BR Malls Participacoes SA	7,200	21,367
Brasil Foods SA	10,600	127,816
CCR SA	14,300	45,691
Cetip SA - Mercados Organizado	3,700	35,374
Cielo SA	14,200	120,245
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,700	30,383
Companhia Siderurgica Nacional SA (CSN)	10,100	8,964
Cosan SA Industria e Comercio	2,000	12,571
CPFL Energia SA	2,600	10,537
Drogasil SA	3,500	36,297
Duratex SA	4,700	6,228
Embraer SA	10,900	78,375
Energias do Brasil SA	3,900	11,818
Equatorial Energia SA	2,700	24,416
Estacio Participacoes SA	4,700	13,760
Fibria Celulose SA	4,000	44,062
Hypermarcas SA (a)	5,900	32,968
JBS SA	12,000	32,402
Klabin SA unit	9,200	48,302
Kroton Educacional SA	22,400	47,602
Localiza Rent A Car SA	2,400	13,159
Lojas Americanas SA	12,200	35,046
Lojas Renner SA	10,600	47,013
M. Dias Branco SA	600	8,702
Multiplan Empreendimentos Imobiliarios SA	1,300	13,456
Natura Cosmeticos SA	3,200	17,929
Odontoprev SA	5,300	13,383
Petroleo Brasileiro SA - Petrobras (ON) (a)	48,100	83,337
Porto Seguro SA	1,800	11,777
Qualicorp SA	3,800	12,816
Sul America SA unit	3,000	13,553
Terna Participacoes SA unit	1,300	5,652
TIM Participacoes SA	13,700	21,818
Totvs SA	2,100	17,011
Tractebel Energia SA	2,600	21,997
Ultrapar Participacoes SA	5,700	84,621
Vale SA	10,700	26,002
Weg SA	9,100	35,173

TOTAL BRAZIL		2,078,316

Cayman Islands - 7.4%
58.com, Inc. ADR (a)	607	34,053
AAC Technology Holdings, Inc.	12,000	76,887
Alibaba Group Holding Ltd. sponsored ADR (a)	8,122	544,418
Anta Sports Products Ltd.	16,000	38,678
Baidu.com, Inc. sponsored ADR (a)	2,236	365,072
Belle International Holdings Ltd.	75,000	50,532
Car, Inc. (a)	13,000	16,339
Casetek Holdings	2,000	10,329
Chailease Holding Co. Ltd.	17,000	26,985
China Conch Venture Holdings Ltd.	21,500	34,774
China Huishan Dairy Hld Co. Ltd.	103,000	38,889
China Medical System Holdings Ltd.	21,000	24,688
China Mengniu Dairy Co. Ltd.	44,000	61,384
China Resources Land Ltd.	44,000	108,741
China State Construction International Holdings Ltd.	28,000	45,217
Country Garden Holdings Co. Ltd.	93,000	36,046
Ctrip.com International Ltd. sponsored ADR (a)	2,331	99,487
ENN Energy Holdings Ltd.	12,000	54,109
Evergrande Real Estate Group Ltd.	72,000	47,719
GCL-Poly Energy Holdings Ltd.	207,000	26,695
Geely Automobile Holdings Ltd.	85,000	36,593
Haitian International Holdings Ltd.	10,000	12,162
Hengan International Group Co. Ltd.	14,000	125,411
JD.com, Inc. sponsored ADR (a)	2,800	72,884
Kingsoft Corp. Ltd.	14,000	30,418
Longfor Properties Co. Ltd.	24,000	30,661
NetEase, Inc. sponsored ADR	648	101,179
New Oriental Education & Technology Group, Inc. sponsored ADR	1,084	34,048
New World China Land Ltd.	44,000	42,721
Qihoo 360 Technology Co. Ltd. ADR (a)	768	55,073
Qunar Cayman Islands Ltd. sponsored ADR (a)	446	19,660
Semiconductor Manufacturing International Corp. (a)	425,000	36,904
Shenzhou International Group Holdings Ltd.	9,000	48,259
Shimao Property Holdings Ltd.	22,500	31,722
Shui On Land Ltd.	63,000	15,363
Sino Biopharmaceutical Ltd.	75,000	51,682
SOHO China Ltd.	35,500	16,564
SouFun Holdings Ltd. ADR	2,084	12,421
Sunac China Holdings Ltd.	30,000	18,688
TAL Education Group ADR (a)	354	16,981
Tencent Holdings Ltd.	83,600	1,570,568
Tingyi (Cayman Islands) Holding Corp.	32,000	36,560
Vipshop Holdings Ltd. ADR (a)	3,231	41,486
Want Want China Holdings Ltd.	94,000	61,753
Youku Tudou, Inc. ADR (a)	986	26,849
YY, Inc. ADR (a)	254	14,760
Zhen Ding Technology Holding Ltd.	6,000	12,696

TOTAL CAYMAN ISLANDS		4,315,108

Chile - 1.1%
AES Gener SA	41,534	18,223
Aguas Andinas SA	48,152	24,164
Banco de Chile	331,198	34,215
Banco de Credito e Inversiones	443	17,077
Banco Santander Chile	998,822	43,179
Cencosud SA	21,405	43,716
Colbun SA	124,945	31,681
Compania Cervecerias Unidas SA	2,621	28,675
Compania de Petroleos de Chile SA (COPEC)	7,244	62,448
CorpBanca SA	1,962,534	14,883
Empresa Nacional de Electricidad SA	53,340	69,460
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,103	20,620
Empresas CMPC SA	20,403	46,331
Enersis SA	306,380	73,009
LATAM Airlines Group SA (a)	4,845	24,992
S.A.C.I. Falabella	8,148	53,680
Sonda SA	10,791	17,053

TOTAL CHILE		623,406

China - 10.1%
Agricultural Bank of China Ltd. (H Shares)	367,000	131,004
Air China Ltd. (H Shares)	30,000	19,505
Aluminum Corp. of China Ltd. (H Shares) (a)	64,000	19,450
Anhui Conch Cement Co. Ltd. (H Shares)	19,500	38,285
AviChina Industry & Technology Co. Ltd. (H Shares)	34,000	23,889
Bank Communications Co. Ltd. (H Shares)	139,000	84,982
Bank of China Ltd. (H Shares)	1,280,000	501,211
Beijing Capital International Airport Co. Ltd. (H Shares)	24,000	21,804
BYD Co. Ltd. (H Shares) (a)	10,500	48,304
CGN Power Co. Ltd.	144,000	42,703
China Cinda Asset Management Co. Ltd. (H Shares)	142,000	44,682
China CITIC Bank Corp. Ltd. (H Shares) (a)	131,000	76,712
China Coal Energy Co. Ltd. (H Shares)	42,000	14,330
China Communications Construction Co. Ltd. (H Shares)	71,000	63,421
China Communications Services Corp. Ltd. (H Shares)	38,000	14,965
China Construction Bank Corp. (H Shares)	1,399,000	854,083
China Cosco Holdings Co. Ltd. (H Shares) (a)	39,000	13,962
China Everbright Bank Co. Ltd. (H Shares)	53,000	24,967
China Galaxy Securities Co. Ltd. (H Shares)	53,500	39,577
China International Marine Containers (Group) Ltd. (H Shares)	8,600	13,465
China Life Insurance Co. Ltd. (H Shares)	120,000	290,936
China Longyuan Power Grid Corp. Ltd. (H Shares)	50,000	29,876
China Merchants Bank Co. Ltd. (H Shares)	74,000	143,847
China Minsheng Banking Corp. Ltd. (H Shares)	94,500	83,867
China National Building Materials Co. Ltd. (H Shares)	46,000	19,184
China Oilfield Services Ltd. (H Shares)	28,000	20,329
China Pacific Insurance (Group) Co. Ltd. (H Shares)	42,600	150,321
China Petroleum & Chemical Corp. (H Shares)	410,000	231,625
China Railway Construction Corp. Ltd. (H Shares)	31,500	31,634
China Railway Group Ltd. (H Shares)	64,000	46,216
China Shenhua Energy Co. Ltd. (H Shares)	54,000	81,535
China Shipping Container Lines Co. Ltd. (H Shares) (a)	57,000	11,089
China Southern Airlines Ltd. (H Shares)	30,000	18,192
China Telecom Corp. Ltd. (H Shares)	222,000	104,417
China Vanke Co. Ltd. (H Shares)	22,200	50,851
Chongqing Changan Automobile Co. Ltd. (B Shares)	13,400	26,309
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	38,000	19,450
CITIC Securities Co. Ltd. (H Shares)	35,000	68,094
CRRC Corp. Ltd. (H Shares)	85,000	79,438
Dalian Wanda Commercial Properties Co., Ltd.	9,400	45,382
Datang International Power Generation Co. Ltd. (H Shares)	42,000	11,221
Dongfeng Motor Group Co. Ltd. (H Shares)	44,000	52,380
GF Securities Co. Ltd. (a)	22,000	44,385
Great Wall Motor Co. Ltd. (H Shares)	49,500	38,218
Guangzhou Automobile Group Co. Ltd. (H Shares)	36,000	30,349
Guangzhou R&F Properties Co. Ltd. (H Shares)	17,600	19,020
Haitong Securities Co. Ltd. (H Shares)	52,400	79,799
Huadian Power International Corp. Ltd. (H Shares)	24,000	14,347
Huaneng Power International, Inc. (H Shares)	68,000	55,947
Huaneng Renewables Corp. Ltd. (H Shares)	64,000	13,914
Huatai Securities Co. Ltd. (a)	16,600	31,070
Industrial & Commercial Bank of China Ltd. (H Shares)	1,190,000	619,325
Jiangsu Expressway Co. Ltd. (H Shares)	20,000	24,065
Jiangxi Copper Co. Ltd. (H Shares)	22,000	22,320
New China Life Insurance Co. Ltd. (H Shares)	12,600	43,157
People's Insurance Co. of China Group (H Shares)	100,000	40,113
PetroChina Co. Ltd. (H Shares)	338,000	209,388
PICC Property & Casualty Co. Ltd. (H Shares)	62,000	106,054
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	84,000	380,574
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	32,000	20,634
Shanghai Electric Group Co. Ltd. (H Shares)	46,000	20,415
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	8,000	19,212
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	8,000	26,688
Shanghai Pharma Holding Co. Ltd. (H Shares)	12,300	23,829
Sinopec Engineering Group Co. Ltd. (H Shares) (b)	20,000	16,845
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	58,000	23,518
Sinopharm Group Co. Ltd. (H Shares)	19,600	69,621
Sinotrans Ltd. (H Shares)	30,000	13,722
TravelSky Technology Ltd. (H Shares)	16,000	24,436
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	21,425
Weichai Power Co. Ltd. (H Shares)	16,000	15,332
Yanzhou Coal Mining Co. Ltd. (H Shares)	30,000	12,136
Zhejiang Expressway Co. Ltd. (H Shares)	24,000	21,048
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	8,500	43,858
Zijin Mining Group Co. Ltd. (H Shares)	92,000	20,922
ZTE Corp. (H Shares)	12,400	22,534

TOTAL CHINA		5,895,714

Colombia - 0.2%
Cementos Argos SA	6,566	19,603
Corporacion Financiera Colombiana SA	1,401	15,920
Ecopetrol SA	75,462	23,679
Grupo de Inversiones Suramerica SA	1,549	16,894
Interconexion Electrica SA ESP	6,194	13,888
Inversiones Argos SA	4,719	24,008

TOTAL COLOMBIA		113,992

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	2,450	40,661
Komercni Banka A/S	219	45,994
Telefonica Czech Rep A/S	1,053	10,798

TOTAL CZECH REPUBLIC		97,453

Egypt - 0.2%
Commercial International Bank SAE	16,835	67,512
Global Telecom Holding (a)	51,135	11,820
Talaat Moustafa Group Holding	22,144	14,565

TOTAL EGYPT		93,897

Greece - 0.4%
Alpha Bank AE (a)	22,338	45,305
EFG Eurobank Ergasias SA (a)	29,934	24,886
Folli Follie SA	509	7,995
Greek Organization of Football Prognostics SA	3,717	27,553
Hellenic Telecommunications Organization SA	3,859	33,600
Jumbo SA	1,624	17,249
National Bank of Greece SA (a)	88,222	24,383
Piraeus Bank SA (a)	105,457	21,156
Public Power Corp. of Greece	1,607	6,118
Titan Cement Co. SA (Reg.)	716	13,807

TOTAL GREECE		222,052

Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.	8,500	42,440
China Everbright International Ltd.	39,000	41,474
China Everbright Ltd.	14,000	29,109
China Jinmao Hlds Group Ltd.	64,000	16,751
China Merchants Holdings International Co. Ltd.	18,000	49,682
China Mobile Ltd.	101,000	1,109,402
China Overseas Land and Investment Ltd.	64,000	186,983
China Power International Development Ltd.	53,000	23,672
China Resources Beer Holdings Co. Ltd.	20,000	31,894
China Resources Power Holdings Co. Ltd.	30,000	51,032
China Taiping Insurance Group Ltd. (a)	26,000	54,885
China Unicom Ltd.	96,000	106,359
CITIC Pacific Ltd.	70,000	99,075
CNOOC Ltd.	288,000	293,539
CSPC Pharmaceutical Group Ltd.	72,000	60,892
Far East Horizon Ltd.	29,000	22,344
Fosun International Ltd.	34,500	45,709
Goldin Properties Holdings Ltd. (a)	22,000	15,058
Guangdong Investment Ltd.	46,000	58,854
Lenovo Group Ltd.	108,000	96,945
Shanghai Industrial Holdings Ltd.	8,000	17,553
Sino-Ocean Land Holdings Ltd.	56,000	28,393
Sun Art Retail Group Ltd.	38,000	21,438
Yuexiu Property Co. Ltd.	114,000	16,580

TOTAL HONG KONG		2,520,063

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	570	27,653
OTP Bank PLC	3,487	73,952
Richter Gedeon PLC	2,791	54,384

TOTAL HUNGARY		155,989

India - 0.5%
Dr. Reddy's Laboratories Ltd. sponsored ADR	2,000	89,860
Infosys Ltd. sponsored ADR	8,000	143,280
Reliance Industries Ltd. sponsored GDR (b)	1,500	45,723

TOTAL INDIA		278,863

Indonesia - 2.5%
PT Adaro Energy Tbk	234,800	9,066
PT AKR Corporindo Tbk	30,600	16,428
PT Astra Agro Lestari Tbk	6,400	8,005
PT Astra International Tbk	326,600	155,281
PT Bank Central Asia Tbk	196,000	187,933
PT Bank Danamon Indonesia Tbk Series A	54,000	15,993
PT Bank Mandiri (Persero) Tbk	148,100	104,589
PT Bank Negara Indonesia (Persero) Tbk	116,500	42,008
PT Bank Rakyat Indonesia Tbk	177,300	146,224
PT Bumi Serpong Damai Tbk	131,300	16,716
PT Charoen Pokphand Indonesia Tbk	119,200	29,359
PT Global Mediacom Tbk	128,200	7,500
PT Gudang Garam Tbk	7,500	31,981
PT Hanjaya Mandala Sampoerna Tbk	5,900	44,463
PT Indocement Tunggal Prakarsa Tbk	24,100	34,869
PT Indofood CBP Sukses Makmur Tbk	19,900	21,076
PT Indofood Sukses Makmur Tbk	72,000	32,761
PT Jasa Marga Tbk	35,400	14,899
PT Kalbe Farma Tbk	373,300	36,501
PT Lippo Karawaci Tbk	316,100	24,318
PT Matahari Department Store Tbk	38,400	45,081
PT Media Nusantara Citra Tbk	86,300	7,550
PT Perusahaan Gas Negara Tbk Series B	175,900	31,090
PT Semen Gresik (Persero) Tbk	48,000	38,958
PT Summarecon Agung Tbk	168,500	17,965
PT Surya Citra Media Tbk	99,000	19,620
PT Telkomunikasi Indonesia Tbk Series B	813,600	199,608
PT Tower Bersama Infrastructure Tbk (a)	30,700	14,176
PT Unilever Indonesia Tbk	25,200	67,599
PT United Tractors Tbk	27,500	35,147
PT XL Axiata Tbk (a)	48,800	13,099

TOTAL INDONESIA		1,469,863

Isle of Man - 0.1%
New Europe Property Investments PLC	3,686	40,097
Korea (South) - 13.4%
AMOREPACIFIC Corp.	592	200,245
AMOREPACIFIC Group, Inc.	472	58,716
BGFretail Co. Ltd.	144	25,750
BS Financial Group, Inc.	4,132	30,994
Celltrion, Inc. (a)	1,168	109,515
Cheil Industries, Inc. (a)	1,224	153,076
Cheil Worldwide, Inc. (a)	1,354	25,555
CJ CheilJedang Corp.	130	44,412
CJ Corp.	238	58,356
CJ E&M Corp. (a)	322	24,710
Coway Co. Ltd.	876	71,537
Daelim Industrial Co.	446	29,142
Daewoo Engineering & Construction Co. Ltd. (a)	1,462	6,745
Daewoo International Corp.	690	8,886
Daewoo Securities Co. Ltd.	2,904	19,177
DGB Financial Group Co. Ltd.	2,344	17,401
Dong Suh Companies, Inc.	568	14,824
Dongbu Insurance Co. Ltd.	698	39,344
Doosan Co. Ltd.	122	7,751
Doosan Heavy Industries & Construction Co. Ltd.	790	11,112
E-Mart Co. Ltd.	334	45,511
GS Engineering & Construction Corp. (a)	780	16,528
GS Holdings Corp.	826	34,697
GS Retail Co. Ltd.	458	24,929
Hana Financial Group, Inc.	4,622	82,542
Hankook Tire Co. Ltd.	1,222	47,292
Hanmi Pharm Co. Ltd.	86	50,731
Hanmi Science Co. Ltd.	198	26,222
Hanon Systems	620	26,943
Hanssem Co. Ltd.	154	34,993
Hanwha Chemical Corp.	1,750	38,208
Hanwha Corp.	768	23,510
Hanwha Life Insurance Co. Ltd.	3,444	19,787
Hotel Shilla Co.	534	29,029
Hyosung Corp.	376	34,173
Hyundai Department Store Co. Ltd.	250	26,583
Hyundai Engineering & Construction Co. Ltd.	1,220	37,348
Hyundai Fire & Marine Insurance Co. Ltd.	1,044	28,051
Hyundai Glovis Co. Ltd.	304	51,788
Hyundai Heavy Industries Co. Ltd. (a)	680	52,468
Hyundai Industrial Development & Construction Co.	904	34,093
Hyundai Mobis	1,104	238,017
Hyundai Motor Co.	2,386	265,509
Hyundai Steel Co.	1,288	52,539
Hyundai Wia Corp.	266	23,422
Industrial Bank of Korea	4,236	40,673
Kakao Corp.	490	44,735
Kangwon Land, Inc.	1,916	65,675
KB Financial Group, Inc.	6,094	154,695
KCC Corp.	94	34,337
KEPCO Plant Service & Engineering Co. Ltd.	364	30,122
Kia Motors Corp.	4,246	159,983
Korea Aerospace Industries Ltd.	860	50,961
Korea Electric Power Corp.	4,100	178,611
Korea Express Co. Ltd. (a)	106	19,350
Korea Gas Corp.	432	13,452
Korea Investment Holdings Co. Ltd.	620	24,072
Korea Zinc Co. Ltd.	138	49,995
Korean Air Lines Co. Ltd. (a)	536	11,066
KT Corp. (a)	434	9,930
KT&G Corp.	1,752	150,574
Kumho Petro Chemical Co. Ltd.	220	9,299
LG Chemical Ltd.	822	204,121
LG Corp.	1,540	94,563
LG Display Co. Ltd.	3,766	68,689
LG Electronics, Inc.	1,724	83,415
LG Household & Health Care Ltd.	154	127,398
LG Innotek Co. Ltd.	232	15,988
LG Telecom Ltd.	3,426	27,574
Lotte Chemical Corp.	252	58,163
Lotte Chilsung Beverage Co. Ltd.	10	18,071
Lotte Confectionery Co. Ltd.	12	24,234
Lotte Shopping Co. Ltd.	180	35,534
Mirae Asset Securities Co. Ltd.	972	15,314
NAVER Corp.	454	237,555
NCSOFT Corp.	288	56,265
Oci Co. Ltd.	280	15,544
Orion Corp.	58	49,728
Ottogi Corp.	20	23,477
Paradise Co. Ltd.	740	9,176
POSCO	1,124	167,190
S-Oil Corp.	732	47,825
S1 Corp.	318	26,917
Samsung Card Co. Ltd.	626	19,796
Samsung Electro-Mechanics Co. Ltd.	966	44,508
Samsung Electronics Co. Ltd.	1,758	1,687,816
Samsung Fire & Marine Insurance Co. Ltd.	574	142,189
Samsung Heavy Industries Co. Ltd.	2,426	21,210
Samsung Life Insurance Co. Ltd.	1,292	118,095
Samsung SDI Co. Ltd.	890	69,877
Samsung SDS Co. Ltd.	506	93,581
Samsung Securities Co. Ltd.	920	29,045
Shinhan Financial Group Co. Ltd.	6,816	218,633
Shinsegae Co. Ltd.	112	19,801
SK C&C Co. Ltd.	568	111,485
SK Energy Co. Ltd. (a)	1,048	114,935
SK Hynix, Inc.	9,386	214,987
SK Networks Co. Ltd.	1,774	8,058
SK Telecom Co. Ltd.	154	26,807
Woori Bank	5,092	37,351
Woori Investment & Securities Co. Ltd.	2,286	18,290
Yuhan Corp.	148	41,073

TOTAL KOREA (SOUTH)		7,793,969

Malaysia - 3.2%
AirAsia Bhd	20,100	6,909
Alliance Financial Group Bhd	15,900	13,071
AMMB Holdings Bhd	30,100	31,697
Astro Malaysia Holdings Bhd	28,700	19,323
Axiata Group Bhd	42,900	58,084
Berjaya Sports Toto Bhd	14,400	10,967
British American Tobacco (Malaysia) Bhd	1,800	25,119
Bumi Armada Bhd	38,800	9,779
Bumiputra-Commerce Holdings Bhd	79,200	79,466
Dialog Group Bhd	59,200	22,615
DiGi.com Bhd	57,700	67,918
Felda Global Ventures Holdings Bhd	22,500	9,374
Gamuda Bhd	27,100	29,865
Genting Bhd	37,500	71,275
Genting Malaysia Bhd	50,100	54,076
Genting Plantations Bhd	4,600	12,665
Hap Seng Consolidated Bhd	10,800	18,738
Hartalega Holdings Bhd	12,700	16,520
Hong Leong Bank Bhd	9,000	28,427
Hong Leong Credit Bhd	2,900	9,667
IHH Healthcare Bhd	43,000	67,990
IJM Corp. Bhd	48,400	40,306
IOI Corp. Bhd	48,100	56,371
IOI Properties Group Sdn Bhd	27,200	14,004
Kuala Lumpur Kepong Bhd	7,300	42,111
Lafarge Malaysia Bhd	6,300	14,103
Malayan Banking Bhd	73,400	152,022
Malaysia Airports Holdings Bhd	14,200	19,875
Maxis Bhd	31,000	42,819
MISC Bhd	17,800	37,690
Petronas Chemicals Group Bhd	47,000	81,593
Petronas Dagangan Bhd	4,000	24,611
Petronas Gas Bhd	11,000	60,873
PPB Group Bhd	8,600	34,444
Public Bank Bhd	38,800	172,177
RHB Capital Bhd	8,600	11,308
SapuraKencana Petroleum Bhd	53,200	24,364
Sime Darby Bhd	50,800	98,760
Telekom Malaysia Bhd	18,200	28,570
Tenaga Nasional Bhd	53,800	176,500
UMW Holdings Bhd	9,600	16,263
Westports Holdings Bhd	17,500	17,141
YTL Corp. Bhd	66,200	24,925
YTL Power International Bhd	25,700	9,106

TOTAL MALAYSIA		1,863,481

Malta - 0.1%
Brait SA	5,599	58,356
Mexico - 4.1%
Alfa SA de CV Series A	46,200	85,891
America Movil S.A.B. de CV Series L	510,600	360,054
CEMEX S.A.B. de CV unit	216,700	97,969
Coca-Cola FEMSA S.A.B. de CV Series L	8,500	59,751
Compartamos S.A.B. de CV	19,100	34,161
El Puerto de Liverpool S.A.B. de CV Class C	3,000	35,786
Embotelladoras Arca S.A.B. de CV	6,800	40,644
Embotelladoras Arca S.A.B. de CV rights 2/18/16	364	0
Fibra Uno Administracion SA de CV	38,900	77,981
Fomento Economico Mexicano S.A.B. de CV unit	29,900	283,228
Gruma S.A.B. de CV Series B	3,300	49,997
Grupo Aeroportuario del Pacifico SA de CV Series B	5,300	44,515
Grupo Aeroportuario del Sureste SA de CV Series B	3,435	46,958
Grupo Bimbo S.A.B. de CV Series A (a)	26,700	74,575
Grupo Carso SA de CV Series A1	9,300	37,384
Grupo Comercial Chedraui S.A.B. de CV	5,700	14,899
Grupo Financiero Banorte S.A.B. de CV Series O	39,900	208,170
Grupo Financiero Inbursa S.A.B. de CV Series O	35,300	56,713
Grupo Financiero Santander Mexico S.A.B. de CV	28,100	43,255
Grupo Lala S.A.B. de CV	10,700	25,343
Grupo Mexico SA de CV Series B	61,400	119,058
Grupo Televisa SA de CV	39,800	210,918
Industrias Penoles SA de CV	2,165	20,529
Kimberly-Clark de Mexico SA de CV Series A	26,300	62,873
Mexichem S.A.B. de CV	16,800	34,660
OHL Mexico S.A.B. de CV (a)	12,800	11,905
Promotora y Operadora de Infraestructura S.A.B. de CV	3,700	42,280
Wal-Mart de Mexico SA de CV Series V	85,000	213,604

TOTAL MEXICO		2,393,101

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	3,217	12,868
Philippines - 1.3%
Aboitiz Equity Ventures, Inc.	33,770	41,474
Aboitiz Power Corp.	24,000	20,984
Alliance Global Group, Inc.	34,600	10,753
Ayala Corp.	3,600	51,494
Ayala Land, Inc.	119,900	79,474
Bank of the Philippine Islands (BPI)	10,360	19,079
BDO Unibank, Inc.	25,170	54,076
DMCI Holdings, Inc.	67,400	16,194
Globe Telecom, Inc.	575	22,568
GT Capital Holdings, Inc.	1,325	35,983
International Container Terminal Services, Inc.	8,580	10,977
JG Summit Holdings, Inc.	42,180	59,481
Jollibee Food Corp.	7,550	32,592
Megaworld Corp.	194,000	14,619
Metro Pacific Investments Corp.	227,000	26,307
Metropolitan Bank & Trust Co.	3,880	5,791
Philippine Long Distance Telephone Co.	1,595	74,443
PNOC Energy Development Corp.	154,100	17,816
Robinsons Land Corp.	28,400	14,946
SM Investments Corp.	2,710	47,342
SM Prime Holdings, Inc.	136,300	60,897
Universal Robina Corp.	14,270	57,975

TOTAL PHILIPPINES		775,265

Poland - 1.1%
Alior Bank SA (a)	707	10,432
Bank Handlowy w Warszawie SA	488	8,942
Bank Millennium SA (a)	9,383	12,419
Bank Polska Kasa Opieki SA	2,069	69,425
Bank Zachodni WBK SA	544	34,748
BRE Bank SA	227	17,526
Cyfrowy Polsat SA (a)	3,295	17,372
ENEA SA	3,513	10,092
Energa SA	3,238	10,730
Eurocash SA	1,408	18,981
Grupa Lotos SA (a)	1,563	9,807
KGHM Polska Miedz SA (Bearer)	2,288	32,246
LPP SA	21	27,612
NG2 SA	389	11,360
Polish Oil & Gas Co. SA	28,689	36,495
Polska Grupa Energetyczna SA	13,418	45,386
Polski Koncern Naftowy Orlen SA	5,198	79,310
Powszechna Kasa Oszczednosci Bank SA (a)	13,764	83,160
Powszechny Zaklad Ubezpieczen SA	9,008	71,403
Synthos SA	10,286	9,732
Tauron Polska Energia SA	17,302	11,493
Telekomunikacja Polska SA	10,946	17,385
Zaklady Azotowe w Tarnowie-Moscicach SA (a)	747	18,859

TOTAL POLAND		664,915

Qatar - 0.9%
Barwa Real Estate Co. (a)	1,790	15,783
Commercial Bank of Qatar (a)	2,448	26,695
Doha Bank (a)	1,930	19,350
Ezdan Holding Group (a)	13,191	48,191
Industries Qatar QSC (a)	2,554	71,557
Masraf al Rayan (a)	5,557	51,517
Qatar Electricity & Water Co. (a)	437	22,087
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	4,433	25,206
Qatar Insurance Co. (a)	1,514	34,892
Qatar Islamic Bank (a)	844	19,706
Qatar National Bank SAQ (a)	2,767	124,572
Qatar Telecom (Qtel) Q.S.C. (a)	1,310	28,247
Vodafone Qatar QSC (a)	6,151	17,656

TOTAL QATAR		505,459

Russia - 3.0%
Alrosa Co. Ltd. (a)	29,866	24,472
Gazprom OAO sponsored ADR (Reg. S)	100,437	362,865
Lukoil PJSC sponsored ADR	8,580	291,901
Magnit OJSC GDR (Reg. S)	4,193	164,560
Megafon OJSC GDR	1,476	17,715
MMC Norilsk Nickel PJSC sponsored ADR	9,046	104,815
Mobile TeleSystems OJSC sponsored ADR	10,000	70,000
Moscow Exchange MICEX-RTS OAO (a)	19,061	24,337
NOVATEK OAO GDR (Reg. S)	1,442	125,319
Rosneft Oil Co. OJSC GDR (Reg. S)	18,459	66,328
Rostelecom sponsored ADR	2,413	16,049
RusHydro PJSC ADR	19,486	17,172
Sberbank of Russia sponsored ADR	39,733	219,984
Severstal PAO GDR (Reg. S)	3,369	27,331
Sistema JSFC sponsored GDR	4,354	24,618
Tatneft OAO sponsored ADR	3,859	105,355
VTB Bank OJSC sponsored GDR (Reg. S)	45,449	85,681

TOTAL RUSSIA		1,748,502

South Africa - 6.1%
Anglo American Platinum Ltd. (a)	861	12,652
AngloGold Ashanti Ltd. (a)	6,572	56,742
Aspen Pharmacare Holdings Ltd.	5,940	101,130
Barclays Africa Group Ltd.	5,104	46,556
Barloworld Ltd.	3,294	14,759
Bidvest Group Ltd.	5,193	119,923
Capitec Bank Holdings Ltd.	519	15,807
Coronation Fund Managers Ltd.	3,402	13,115
Discovery Ltd.	5,746	46,844
Exxaro Resources Ltd.	2,354	9,110
FirstRand Ltd.	54,252	153,907
Fortress Income Fund Ltd.:
Class A	33,659	30,852
Class B	4,558	9,957
Foschini Ltd.	3,357	26,198
Gold Fields Ltd.	12,614	43,286
Growthpoint Properties Ltd.	36,950	53,283
Hyprop Investments Ltd.	3,894	24,863
Impala Platinum Holdings Ltd. (a)	10,093	21,086
Imperial Holdings Ltd.	2,893	22,218
Investec Ltd.	4,155	27,043
Liberty Holdings Ltd.	1,788	12,600
Life Healthcare Group Holdings Ltd.	16,852	37,224
Massmart Holdings Ltd.	1,674	9,560
Mediclinic International Ltd.	8,092	61,531
MMI Holdings Ltd.	17,382	24,900
Mondi Ltd.	1,918	31,737
Mr Price Group Ltd.	3,893	40,177
MTN Group Ltd.	26,843	237,209
Naspers Ltd. Class N	6,445	814,475
Nedbank Group Ltd.	2,742	32,574
Netcare Ltd.	15,971	33,983
Pick 'n Pay Stores Ltd.	4,118	15,239
Pioneer Foods Ltd.	2,087	17,417
PSG Group Ltd.	1,466	16,875
Rand Merchant Insurance Holdings Ltd.	10,128	25,309
Redefine Properties Ltd.	68,854	41,342
Remgro Ltd.	7,766	123,154
Resilient Property Income Fund Ltd.	4,594	34,314
RMB Holdings Ltd.	11,323	40,444
Sanlam Ltd.	27,970	102,995
Sappi Ltd. (a)	8,762	39,912
Sasol Ltd.	8,942	235,233
Shoprite Holdings Ltd.	7,403	68,358
Spar Group Ltd.	2,738	31,662
Standard Bank Group Ltd.	19,049	135,629
Steinhoff International Holdings NV	38,749	187,794
Telkom SA Ltd.	3,917	15,865
Tiger Brands Ltd.	2,649	48,673
Truworths International Ltd.	6,999	43,469
Tsogo Sun Holdings Ltd.	6,661	9,520
Vodacom Group Ltd.	6,046	55,471
Woolworths Holdings Ltd.	16,014	94,751

TOTAL SOUTH AFRICA		3,568,727

Taiwan - 11.1%
Acer, Inc. (a)	48,000	16,580
Advanced Semiconductor Engineering, Inc.	102,000	109,057
Advantech Co. Ltd.	5,000	29,893
Asia Cement Corp.	38,000	29,752
Asia Pacific Telecom Co. Ltd. (a)	34,000	11,523
ASUSTeK Computer, Inc.	11,000	88,763
AU Optronics Corp.	144,000	37,274
Catcher Technology Co. Ltd.	11,000	81,463
Cathay Financial Holding Co. Ltd.	132,000	143,492
Chang Hwa Commercial Bank	69,000	34,418
Cheng Shin Rubber Industry Co. Ltd.	28,000	43,068
Chicony Electronics Co. Ltd.	8,000	16,535
China Airlines Ltd. (a)	45,000	15,248
China Development Finance Holding Corp.	208,000	49,502
China Life Insurance Co. Ltd.	53,000	37,468
China Steel Corp.	192,000	102,160
Chinatrust Financial Holding Co. Ltd.	243,000	113,605
Chunghwa Telecom Co. Ltd.	61,000	188,118
Compal Electronics, Inc.	70,000	40,575
Delta Electronics, Inc.	31,000	130,602
E.SUN Financial Holdings Co. Ltd.	111,000	57,345
ECLAT Textile Co. Ltd.	3,000	42,549
ECLAT Textile Co. Ltd. rights 2/16/16	68	308
EVA Airways Corp. (a)	32,000	16,771
Evergreen Marine Corp. (Taiwan)	28,000	9,769
Far Eastern Textile Ltd.	55,000	39,155
Far EasTone Telecommunications Co. Ltd.	26,000	53,487
Feng Tay Enterprise Co. Ltd.	5,000	26,769
First Financial Holding Co. Ltd.	134,000	60,881
Formosa Chemicals & Fibre Corp.	53,000	113,853
Formosa Petrochemical Corp.	18,000	44,345
Formosa Plastics Corp.	67,000	155,093
Formosa Taffeta Co. Ltd.	15,000	13,321
Foxconn Technology Co. Ltd.	15,000	28,923
Fubon Financial Holding Co. Ltd.	108,000	118,691
Giant Manufacturing Co. Ltd.	5,000	32,864
Hermes Microvision, Inc.	1,000	24,653
Highwealth Construction Corp.	13,000	12,016
HIWIN Technologies Corp.	3,000	11,027
Hon Hai Precision Industry Co. Ltd. (Foxconn)	233,000	545,612
Hotai Motor Co. Ltd.	4,000	40,995
HTC Corp.	11,000	26,189
Hua Nan Financial Holdings Co. Ltd.	92,000	40,864
Innolux Corp.	140,000	39,828
Inotera Memories, Inc. (a)	38,000	32,601
Inventec Corp.	40,000	29,865
Largan Precision Co. Ltd.	2,000	142,880
Lite-On Technology Corp.	35,000	37,066
MediaTek, Inc.	24,000	155,370
Mega Financial Holding Co. Ltd.	168,000	106,616
Merida Industry Co. Ltd.	3,000	13,207
Nan Ya Plastics Corp.	78,000	135,862
Novatek Microelectronics Corp.	9,000	37,556
OBI Pharma, Inc.	2,000	36,214
Pegatron Corp.	31,000	70,511
Phison Electronics Corp.	2,000	14,483
Pou Chen Corp.	37,000	46,099
Powertech Technology, Inc.	11,000	22,995
President Chain Store Corp.	9,000	59,237
Quanta Computer, Inc.	44,000	69,808
Radiant Opto-Electronics Corp.	7,000	13,620
Realtek Semiconductor Corp.	8,000	19,812
Ruentex Development Co. Ltd.	14,000	16,122
Ruentex Industries Ltd.	9,000	14,716
Shin Kong Financial Holding Co. Ltd.	145,000	27,708
Siliconware Precision Industries Co. Ltd.	36,000	55,491
Simplo Technology Co. Ltd.	5,000	15,062
Sinopac Holdings Co.	146,000	39,075
Standard Foods Corp.	7,000	16,725
Synnex Technology International Corp.	23,000	21,534
Taishin Financial Holdings Co. Ltd.	119,000	38,490
Taiwan Business Bank	49,000	11,786
Taiwan Cement Corp.	53,000	42,437
Taiwan Cooperative Financial Holding Co. Ltd.	104,000	43,036
Taiwan Fertilizer Co. Ltd.	14,000	17,650
Taiwan Mobile Co. Ltd.	27,000	80,860
Taiwan Semiconductor Manufacturing Co. Ltd.	398,000	1,705,803
TECO Electric & Machinery Co. Ltd.	33,000	25,786
Transcend Information, Inc.	3,000	8,089
Unified-President Enterprises Corp.	79,000	131,494
United Microelectronics Corp.	197,000	76,409
Vanguard International Semiconductor Corp.	13,000	18,576
Wistron Corp.	41,000	23,190
WPG Holding Co. Ltd.	26,000	25,197
Yuanta Financial Holding Co. Ltd.	146,000	45,126
Yulon Motor Co. Ltd.	14,000	12,400

TOTAL TAIWAN		6,430,968

Thailand - 2.0%
Advanced Info Service PCL (For. Reg.)	16,800	80,028
Airports of Thailand PCL (For. Reg.)	7,200	76,643
Bangkok Bank PCL (For. Reg.)	3,400	14,716
Bangkok Dusit Medical Services PCL (For. Reg.)	68,600	42,448
Bangkok Expressway and Metro PCL (a)	75,000	11,361
Banpu PCL (For. Reg.)	16,400	7,788
BEC World PCL (For. Reg.)	16,800	14,212
BTS Group Holdings PCL	95,900	21,954
Bumrungrad Hospital PCL (For. Reg.)	6,100	37,807
C.P. ALL PCL (For. Reg.)	70,800	81,286
Central Pattana PCL (For. Reg.)	22,800	28,742
Charoen Pokphand Foods PCL (For. Reg.)	51,300	28,255
Delta Electronics PCL (For. Reg.)	8,400	18,785
Energy Absolute PCL	17,200	10,812
Glow Energy PCL (For. Reg.)	8,300	17,905
Home Product Center PCL (For. Reg.)	70,300	13,468
Indorama Ventures PCL (For. Reg.)	25,100	14,938
IRPC PCL (For. Reg.)	172,200	20,722
Kasikornbank PCL (For. Reg.)	26,900	129,348
Krung Thai Bank PCL (For. Reg.)	52,300	25,674
Minor International PCL (For. Reg.)	29,100	27,714
PTT Exploration and Production PCL (For. Reg.)	22,300	36,178
PTT Global Chemical PCL (For. Reg.)	34,400	52,434
PTT PCL (For. Reg.)	16,100	107,827
Siam Cement PCL (For. Reg.)	6,650	80,631
Siam Commercial Bank PCL (For. Reg.)	23,800	87,457
Thai Oil PCL (For. Reg.)	14,000	25,429
Thai Union Frozen Products PCL (For. Reg.)	32,200	16,696
TMB PCL (For. Reg.)	181,600	13,221
True Corp. PCL (For. Reg.) (a)	135,800	27,257

TOTAL THAILAND		1,171,736

Turkey - 1.3%
Akbank T.A.S.	33,503	81,502
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,543	21,925
Arcelik A/S	3,956	20,626
Bim Birlesik Magazalar A/S JSC	3,459	58,469
Coca-Cola Icecek Sanayi A/S	1,348	14,950
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	31,897	27,844
Enka Insaat ve Sanayi A/S	9,309	13,827
Eregli Demir ve Celik Fabrikalari T.A.S.	22,512	23,536
Ford Otomotiv Sanayi A/S	1,118	12,218
Haci Omer Sabanci Holding A/S	15,622	45,192
Koc Holding A/S	10,738	42,943
Petkim Petrokimya Holding A/S	12,913	15,204
TAV Havalimanlari Holding A/S	2,722	16,117
Tofas Turk Otomobil Fabrikasi A/S	2,202	15,184
Tupras Turkiye Petrol Rafinelleri A/S (a)	2,033	51,520
Turk Hava Yollari AO (a)	8,715	21,555
Turk Sise ve Cam Fabrikalari A/S	12,593	12,740
Turk Telekomunikasyon A/S	7,206	13,166
Turkcell Iletisim Hizmet A/S	14,357	51,213
Turkiye Garanti Bankasi A/S	35,794	90,455
Turkiye Halk Bankasi A/S	9,699	33,406
Turkiye Is Bankasi A/S Series C	22,334	34,911
Turkiye Vakiflar Bankasi TAO	10,831	13,815
Ulker Biskuvi Sanayi A/S	2,617	16,708
Yapi ve Kredi Bankasi A/S	10,522	13,208

TOTAL TURKEY		762,234

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC (a)	31,179	50,936
Aldar Properties PJSC (a)	54,007	32,351
Arabtec Holding Co. (a)	38,277	12,402
DP World Ltd.	2,736	47,470
Dubai Financial Market PJSC (a)	38,345	11,902
Dubai Islamic Bank Pakistan Ltd. (a)	14,576	22,701
Emaar Malls Group PJSC (a)	32,465	20,242
Emaar Properties PJSC	57,589	76,676
Emirates Telecommunications Corp.	28,339	126,543
First Gulf Bank PJSC	14,073	38,701
National Bank of Abu Dhabi PJSC (a)	9,652	19,395

TOTAL UNITED ARAB EMIRATES		459,319

United States of America - 0.1%
Southern Copper Corp.	2,652	68,740
TOTAL COMMON STOCKS
(Cost $47,977,674)		46,684,903

Nonconvertible Preferred Stocks - 2.6%
Brazil - 1.3%
Banco Bradesco SA (PN)	5,000	22,689
Braskem SA (PN-A)	2,600	15,601
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	3,700	9,297
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,500	23,895
Companhia Energetica de Minas Gerais (CEMIG) (PN)	11,800	17,435
Companhia Energetica de Sao Paulo Series B	3,200	10,553
Companhia Paranaense de Energia-Copel (PN-B)	1,500	8,269
Gerdau SA (PN)	13,800	12,421
Itau Unibanco Holding SA	48,800	304,405
Itausa-Investimentos Itau SA (PN)	54,800	94,261
Lojas Americanas SA (PN)	2,200	10,253
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	63,500	76,839
Suzano Papel e Celulose SA	6,000	23,926
Telefonica Brasil SA	6,300	54,750
Vale SA (PN-A)	44,700	80,911

TOTAL BRAZIL		765,505

Chile - 0.1%
Embotelladora Andina SA Class B	4,495	12,665
Sociedad Quimica y Minera de Chile SA (PN-B)	1,638	26,287

TOTAL CHILE		38,952

Colombia - 0.2%
Bancolombia SA (PN)	6,766	49,428
Grupo Aval Acciones y Valores SA	50,567	16,252
Grupo de Inversiones Suramerica SA	4,164	43,765

TOTAL COLOMBIA		109,445

Korea (South) - 0.7%
AMOREPACIFIC Corp.	36	6,916
Hyundai Motor Co.	1,132	91,521
LG Chemical Ltd.	38	6,867
Samsung Electronics Co. Ltd.	362	302,213

TOTAL KOREA (SOUTH)		407,517

Russia - 0.3%
AK Transneft OAO (a)	26	65,328
Surgutneftegas OJSC (a)	192,592	117,490

TOTAL RUSSIA		182,818

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,593,054)		1,504,237

Investment Companies - 3.6%
United States of America - 3.6%
iShares MSCI India ETF
(Cost $2,207,192)	81,229	2,115,183

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $6,645,350)	6,645,350	6,645,350
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $58,423,270)		56,949,673
NET OTHER ASSETS (LIABILITIES) - 2.1%(d)		1,227,640
NET ASSETS - 100%		$58,177,313

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
150 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	5,608,500	$(152,204)
149 SGX Nifty 50 Index Contracts (Singapore)	Feb. 2016	2,250,198	41,674
TOTAL FUTURES CONTRACTS			$(110,530)

The face value of futures purchased as a percentage of Net Assets is 13.5%

Security Type Abbreviations

ETF – Exchange Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,568 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $368,340 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,943

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,713,920	$849,606	$3,837,371	$26,943
Consumer Staples	4,071,257	1,676,969	2,394,288	--
Energy	3,418,632	573,486	2,845,146	--
Financials	13,289,076	3,115,510	10,146,878	26,688
Health Care	1,159,344	170,443	988,901	--
Industrials	3,444,902	704,934	2,739,968	--
Information Technology	10,026,690	1,451,414	8,575,276	--
Materials	2,922,394	836,047	2,086,347	--
Telecommunication Services	3,585,830	752,857	2,832,973	--
Utilities	1,557,095	521,231	1,035,864	--
Investment Companies	2,115,183	2,115,183	--	--
Money Market Funds	6,645,350	6,645,350	--	--
Total Investments in Securities:	$56,949,673	$19,413,030	$37,483,012	$53,631
Derivative Instruments:
Assets
Futures Contracts	$41,674	$41,674	$--	$--
Liabilities
Futures Contracts	$(152,204)	$(152,204)	$--	$--
Total Derivative Instruments:	$(110,530)	$(110,530)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $58,423,304. Net unrealized depreciation aggregated $1,473,631, of which $990,868 related to appreciated investment securities and $2,464,499 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

January 31, 2016

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV7-QTLY-0316
1.9867767.100

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.5%
AGL Energy Ltd.	2,809	$37,461
Alumina Ltd.	8,499	6,362
Amcor Ltd.	4,884	46,574
AMP Ltd.	12,462	48,024
APA Group unit	4,719	28,768
Aristocrat Leisure Ltd.	1,813	13,323
Asciano Ltd.	2,134	13,529
ASX Ltd.	915	27,677
Aurizon Holdings Ltd.	8,747	23,129
Australia & New Zealand Banking Group Ltd.	11,626	201,816
Bank of Queensland Ltd.	1,248	11,690
Bendigo & Adelaide Bank Ltd.	1,528	11,754
BHP Billiton Ltd.	13,135	144,248
Boral Ltd.	2,572	10,321
Brambles Ltd.	6,519	52,076
Caltex Australia Ltd.	1,190	31,824
Challenger Ltd.	1,917	10,910
Cimic Group Ltd.	342	5,899
Coca-Cola Amatil Ltd.	1,927	11,537
Cochlear Ltd.	192	12,869
Commonwealth Bank of Australia	6,840	386,635
Computershare Ltd.	1,591	11,878
Crown Ltd.	1,226	10,814
CSL Ltd.	1,873	139,518
DEXUS Property Group unit	4,378	23,091
DUET Group	7,812	12,856
Flight Centre Travel Group Ltd.	187	5,226
Fortescue Metals Group Ltd.	5,239	6,584
Goodman Group unit	7,505	32,862
Harvey Norman Holdings Ltd.	1,870	5,963
Healthscope Ltd.	5,839	9,230
Iluka Resources Ltd.	1,409	5,528
Incitec Pivot Ltd.	7,630	17,007
Insurance Australia Group Ltd.	10,260	38,807
Lendlease Group unit	2,431	22,701
Macquarie Group Ltd.	1,225	63,187
Medibank Private Ltd.	11,759	21,076
Mirvac Group unit	16,109	21,995
National Australia Bank Ltd.	10,608	210,739
Newcrest Mining Ltd. (a)	3,189	29,979
Orica Ltd.	1,246	12,698
Origin Energy Ltd.	7,337	21,715
Platinum Asset Management Ltd.	790	3,657
Qantas Airways Ltd.	1,732	4,816
QBE Insurance Group Ltd.	5,714	44,698
Ramsay Health Care Ltd.	628	27,265
realestate.com.au Ltd.	177	6,718
Rio Tinto Ltd.	1,799	50,803
Santos Ltd.	6,954	15,948
Scentre Group unit	21,677	67,714
SEEK Ltd.	1,101	11,462
Sonic Healthcare Ltd.	1,650	21,753
South32 Ltd. (a)	17,916	12,575
SP AusNet	5,904	6,183
Stockland Corp. Ltd. unit	10,280	30,162
Suncorp Group Ltd.	5,320	44,382
Sydney Airport unit	4,752	22,377
Tabcorp Holdings Ltd.	2,791	9,175
Tatts Group Ltd.	6,654	19,794
Telstra Corp. Ltd.	17,482	70,441
The GPT Group unit	7,785	27,233
TPG Telecom Ltd.	967	6,967
Transurban Group unit	8,316	64,114
Treasury Wine Estates Ltd.	2,484	16,167
Vicinity Centers unit	14,218	29,600
Wesfarmers Ltd.	4,567	137,800
Westfield Corp. unit (a)	8,128	57,860
Westpac Banking Corp.	13,397	296,694
Woodside Petroleum Ltd.	3,104	62,559
Woolworths Ltd.	5,013	87,149

TOTAL AUSTRALIA		3,115,946

Austria - 0.2%
Andritz AG	262	12,183
Erste Group Bank AG (a)	1,178	34,028
OMV AG	496	12,767
Raiffeisen International Bank-Holding AG (a)	694	8,754
Voestalpine AG	483	12,702

TOTAL AUSTRIA		80,434

Bailiwick of Jersey - 1.0%
Experian PLC	3,937	67,161
Glencore Xstrata PLC	49,721	64,105
Petrofac Ltd.	873	9,949
Randgold Resources Ltd.	405	28,743
Shire PLC	2,397	134,453
Wolseley PLC	1,059	52,533
WPP PLC	5,241	113,979

TOTAL BAILIWICK OF JERSEY		470,923

Belgium - 1.5%
Ageas	815	33,098
Anheuser-Busch InBev SA NV	3,236	406,980
Belgacom SA	688	23,782
Colruyt NV	237	12,672
Delhaize Group SA	434	45,553
Groupe Bruxelles Lambert SA	336	25,545
KBC Groep NV	1,018	58,338
Solvay SA Class A	318	26,344
Telenet Group Holding NV (a)	177	9,214
UCB SA	525	44,888
Umicore SA	320	11,765

TOTAL BELGIUM		698,179

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	2,000	18,811
First Pacific Co. Ltd.	8,000	5,516
Hongkong Land Holdings Ltd.	2,600	16,382
Kerry Properties Ltd.	2,000	4,629
Li & Fung Ltd.	20,000	11,505
Noble Group Ltd.	15,900	3,514
NWS Holdings Ltd.	5,000	7,455
Shangri-La Asia Ltd.	4,000	3,726
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,634

TOTAL BERMUDA		80,172

Cayman Islands - 0.5%
ASM Pacific Technology Ltd.	800	5,820
Cheung Kong Property Holdings Ltd.	11,000	59,624
CK Hutchison Holdings Ltd.	11,000	137,442
Melco Crown Entertainment Ltd. sponsored ADR	320	4,877
MGM China Holdings Ltd.	3,200	3,852
Sands China Ltd.	10,000	34,927
WH Group Ltd. (a)	19,500	11,166
Wynn Macau Ltd.	5,200	5,631

TOTAL CAYMAN ISLANDS		263,339

Denmark - 1.9%
A.P. Moller - Maersk A/S:
Series A	18	22,751
Series B	26	33,452
Carlsberg A/S Series B	449	37,854
Christian Hansen Holding A/S	425	26,022
Coloplast A/S Series B	464	38,094
Danske Bank A/S	2,776	74,706
DSV de Sammensluttede Vognmaend A/S	790	30,744
ISS Holdings A/S	643	22,732
Novo Nordisk A/S Series B	7,907	441,751
Novozymes A/S Series B	957	39,944
Pandora A/S	449	60,070
TDC A/S	2,733	11,737
Tryg A/S	390	7,457
Vestas Wind Systems A/S	909	59,480
William Demant Holding A/S (a)	82	7,228

TOTAL DENMARK		914,022

Finland - 1.0%
Elisa Corp. (A Shares)	611	22,130
Fortum Corp.	1,817	28,571
Kone Oyj (B Shares)	1,375	60,437
Metso Corp.	379	7,820
Neste Oyj	431	13,503
Nokia Corp.	21,922	157,914
Nokian Tyres PLC	485	16,490
Orion Oyj (B Shares)	343	11,316
Sampo Oyj (A Shares)	1,774	85,905
Stora Enso Oyj (R Shares)	2,306	18,793
UPM-Kymmene Corp.	2,164	35,266
Wartsila Corp.	632	28,388

TOTAL FINLAND		486,533

France - 9.2%
Accor SA	886	33,649
Aeroports de Paris	100	11,328
Air Liquide SA	1,393	144,049
Alcatel-Lucent SA (a)	2,186	8,668
Alstom SA (a)	916	24,580
Arkema SA	312	19,488
Atos Origin SA	372	29,408
AXA SA	7,819	193,229
BIC SA	125	20,358
BNP Paribas SA	4,249	201,283
Bollore Group	2,920	11,785
Bouygues SA	828	32,411
Bureau Veritas SA	1,134	21,603
Capgemini SA	671	61,316
Carrefour SA	2,274	64,720
Casino Guichard Perrachon SA	190	8,612
Christian Dior SA	220	37,208
CNP Assurances	578	7,729
Compagnie de St. Gobain	1,981	81,645
Credit Agricole SA	4,272	42,631
Danone SA	2,381	163,992
Dassault Systemes SA	525	40,579
Edenred SA	699	13,152
EDF SA	814	10,644
Engie	5,870	93,659
Essilor International SA	833	103,343
Eurazeo SA	134	8,180
Eutelsat Communications	751	24,272
Fonciere des Regions	101	8,582
Gecina SA	149	19,154
Groupe Eurotunnel SA	1,991	22,879
Hermes International SCA	106	36,063
ICADE	112	7,960
Iliad SA	110	27,583
Imerys SA	121	7,488
Ingenico SA	225	26,560
JCDecaux SA	250	9,844
Kering SA	308	51,905
Klepierre SA	901	39,051
L'Oreal SA	1,014	173,318
Lagardere S.C.A. (Reg.)	397	11,282
Legrand SA	1,084	59,707
LVMH Moet Hennessy - Louis Vuitton SA	1,123	180,631
Michelin CGDE Series B	755	68,881
Natixis SA	3,955	19,350
Numericable Group SA	453	17,986
Orange SA	8,045	142,844
Pernod Ricard SA	873	102,170
Peugeot Citroen SA (a)	1,818	27,033
Publicis Groupe SA	782	46,909
Remy Cointreau SA	82	5,889
Renault SA	776	65,846
Rexel SA	1,016	12,032
Safran SA	1,267	82,079
Sanofi SA	4,768	396,510
Schneider Electric SA	2,268	121,011
SCOR SE	657	22,902
Societe Generale Series A	2,927	111,658
Sodexo SA	389	38,098
Suez Environnement SA	1,259	23,339
Technip SA	484	22,552
Thales SA	428	32,577
Total SA	8,790	390,460
Unibail-Rodamco	398	100,321
Valeo SA	325	42,230
Veolia Environnement SA	1,831	44,144
VINCI SA	1,920	130,075
Vivendi SA	4,728	102,787
Wendel SA	97	9,714
Zodiac Aerospace	845	17,621

TOTAL FRANCE		4,392,546

Germany - 8.2%
adidas AG	848	87,321
Allianz SE	1,822	294,866
Axel Springer Verlag AG	150	7,811
BASF AG	3,703	246,817
Bayer AG	3,339	375,792
Bayerische Motoren Werke AG (BMW)	1,351	112,518
Beiersdorf AG	422	38,948
Brenntag AG	654	32,090
Commerzbank AG (a)	4,467	36,301
Continental AG	440	92,333
Daimler AG (Germany)	3,868	270,813
Deutsche Bank AG	5,590	100,178
Deutsche Boerse AG	791	67,498
Deutsche Lufthansa AG (a)	778	11,408
Deutsche Post AG	3,918	94,960
Deutsche Telekom AG	12,967	225,793
Deutsche Wohnen AG (Bearer)	1,373	36,198
E.ON AG	8,434	86,422
Evonik Industries AG	602	18,585
Fraport AG Frankfurt Airport Services Worldwide	140	8,491
Fresenius Medical Care AG & Co. KGaA	920	81,706
Fresenius SE & Co. KGaA	1,548	102,722
GEA Group AG	799	33,521
Hannover Reuck SE	246	25,891
HeidelbergCement Finance AG	582	42,872
Henkel AG & Co. KGaA	383	35,316
Hugo Boss AG	285	22,698
Infineon Technologies AG	4,601	61,568
K&S AG	798	16,870
Kabel Deutschland Holding AG	74	9,481
Lanxess AG	308	12,716
Linde AG	753	102,465
MAN SE	119	12,024
Merck KGaA	547	47,629
Metro AG	765	21,676
Muenchener Rueckversicherungs AG	663	127,741
OSRAM Licht AG	299	13,349
ProSiebenSat.1 Media AG	907	45,317
RWE AG	2,015	28,225
SAP AG	3,949	314,676
Siemens AG	3,198	306,528
Symrise AG	525	34,046
Telefonica Deutschland Holding AG	2,002	9,930
Thyssenkrupp AG	1,604	24,784
TUI AG	2,054	34,883
United Internet AG	533	27,585
Volkswagen AG	141	18,509
Vonovia SE	1,905	58,062
Zalando SE (a)	291	10,022

TOTAL GERMANY		3,927,955

Hong Kong - 2.2%
AIA Group Ltd.	48,800	271,302
Bank of East Asia Ltd.	4,000	11,758
BOC Hong Kong (Holdings) Ltd.	15,500	41,263
Cathay Pacific Airways Ltd.	4,000	6,313
CLP Holdings Ltd.	8,000	67,201
Galaxy Entertainment Group Ltd.	10,000	31,417
Hang Lung Properties Ltd.	8,000	14,757
Hang Seng Bank Ltd.	3,200	53,208
Henderson Land Development Co. Ltd.	5,000	27,235
HK Electric Investments & HK Electric Investments Ltd. unit	9,000	7,044
HKT Trust/HKT Ltd. unit	9,000	11,839
Hong Kong & China Gas Co. Ltd.	29,000	51,047
Hong Kong Exchanges and Clearing Ltd.	4,700	104,155
Hysan Development Co. Ltd.	2,000	7,749
Link (REIT)	9,500	54,501
MTR Corp. Ltd.	6,000	27,165
New World Development Co. Ltd.	24,000	19,647
PCCW Ltd.	14,000	8,398
Power Assets Holdings Ltd.	6,000	54,842
Sino Land Ltd.	12,000	15,417
SJM Holdings Ltd.	7,000	4,620
Sun Hung Kai Properties Ltd.	7,000	75,945
Swire Pacific Ltd. (A Shares)	2,500	24,117
Swire Properties Ltd.	4,000	10,408
Techtronic Industries Co. Ltd.	6,000	22,765
Wharf Holdings Ltd.	6,000	28,078
Wheelock and Co. Ltd.	4,000	15,314

TOTAL HONG KONG		1,067,505

Ireland - 0.4%
Bank of Ireland (a)	114,525	37,771
CRH PLC	3,386	89,812
James Hardie Industries PLC CDI	1,939	22,469
Kerry Group PLC Class A	664	54,144
Ryanair Holdings PLC sponsored ADR	111	8,697

TOTAL IRELAND		212,893

Isle of Man - 0.0%
Genting Singapore PLC	20,300	10,125
Israel - 0.7%
Azrieli Group	122	4,297
Bank Hapoalim BM (Reg.)	4,762	21,942
Bank Leumi le-Israel BM (a)	6,418	21,049
Bezeq The Israel Telecommunication Corp. Ltd.	8,340	17,858
Check Point Software Technologies Ltd. (a)	288	22,697
Delek Group Ltd.	16	2,712
Israel Chemicals Ltd.	1,717	6,862
Mizrahi Tefahot Bank Ltd.	468	5,217
NICE Systems Ltd.	192	11,521
Taro Pharmaceutical Industries Ltd. (a)	25	3,645
Teva Pharmaceutical Industries Ltd.	3,695	223,428

TOTAL ISRAEL		341,228

Italy - 1.9%
Assicurazioni Generali SpA	4,722	70,900
Atlantia SpA	1,666	43,653
Banca Monte dei Paschi di Siena SpA (a)	8,881	6,446
Banco Popolare Societa Cooperativa (a)	1,598	14,884
Enel Green Power SpA	5,889	11,542
Enel SpA	28,625	117,525
Eni SpA	10,453	151,695
EXOR SpA	331	10,790
Finmeccanica SpA (a)	1,741	20,740
Intesa Sanpaolo SpA	51,572	146,937
Intesa Sanpaolo SpA (Risparmio Shares)	3,141	8,352
Luxottica Group SpA	691	43,193
Mediobanca SpA	2,456	19,683
Prysmian SpA	656	13,497
Saipem SpA	891	552
Saipem SpA rights 2/11/16 (a)	891	2,816
Snam Rete Gas SpA	8,407	47,171
Telecom Italia SpA (a)	47,751	53,146
Terna SpA	6,333	33,938
UniCredit SpA	19,369	74,877
Unione di Banche Italiane ScpA	3,911	18,327
Unipolsai SpA	3,743	7,953

TOTAL ITALY		918,617

Japan - 22.7%
ABC-MART, Inc.	100	5,443
ACOM Co. Ltd. (a)	1,300	5,907
AEON Co. Ltd.	2,700	36,035
AEON Financial Service Co. Ltd.	500	11,503
AEON MALL Co. Ltd.	400	6,113
Air Water, Inc.	1,000	15,900
Aisin Seiki Co. Ltd.	800	33,970
Ajinomoto Co., Inc.	2,000	47,568
Alfresa Holdings Corp.	600	11,179
All Nippon Airways Ltd.	4,000	11,740
Alps Electric Co. Ltd.	800	15,861
Amada Holdings Co. Ltd.	1,200	11,334
Aozora Bank Ltd.	4,000	13,398
Asahi Glass Co. Ltd.	4,000	24,389
Asahi Group Holdings	1,600	51,355
Asahi Kasei Corp.	5,000	32,487
Asics Corp.	700	12,996
Astellas Pharma, Inc.	8,600	119,080
Bandai Namco Holdings, Inc.	600	13,650
Bank of Kyoto Ltd.	2,000	15,515
Bank of Yokohama Ltd.	5,000	26,669
Benesse Holdings, Inc.	200	5,593
Bridgestone Corp.	2,600	94,723
Brother Industries Ltd.	800	8,085
Calbee, Inc.	400	16,623
Canon, Inc.	4,300	120,152
Casio Computer Co. Ltd.	900	17,463
Central Japan Railway Co.	600	111,368
Chiba Bank Ltd.	3,000	18,557
Chubu Electric Power Co., Inc.	2,700	34,677
Chugai Pharmaceutical Co. Ltd.	900	27,571
Chugoku Electric Power Co., Inc.	1,000	13,332
Citizen Holdings Co. Ltd.	900	5,491
Credit Saison Co. Ltd.	500	9,401
Dai Nippon Printing Co. Ltd.	2,000	18,712
Dai-ichi Mutual Life Insurance Co.	4,400	60,816
Daicel Chemical Industries Ltd.	1,000	14,711
Daihatsu Motor Co. Ltd.	600	9,367
Daiichi Sankyo Kabushiki Kaisha	2,700	56,217
Daikin Industries Ltd.	1,000	67,566
Dainippon Sumitomo Pharma Co. Ltd.	500	5,571
Daito Trust Construction Co. Ltd.	300	38,141
Daiwa House Industry Co. Ltd.	2,400	67,760
Daiwa Securities Group, Inc.	7,000	43,742
DENSO Corp.	2,000	86,256
Dentsu, Inc.	900	47,832
Don Quijote Holdings Co. Ltd.	500	16,932
East Japan Railway Co.	1,300	119,493
Eisai Co. Ltd.	1,000	60,444
Electric Power Development Co. Ltd.	600	20,243
FamilyMart Co. Ltd.	200	9,359
Fanuc Corp.	800	107,112
Fast Retailing Co. Ltd.	200	64,669
Fuji Electric Co. Ltd.	2,000	6,953
Fuji Heavy Industries Ltd.	2,400	98,215
Fujifilm Holdings Corp.	1,900	73,412
Fujitsu Ltd.	8,000	33,407
Fukuoka Financial Group, Inc.	3,000	12,732
GungHo Online Entertainment, Inc.	1,400	3,722
Gunma Bank Ltd.	2,000	11,074
Hakuhodo DY Holdings, Inc.	800	8,525
Hamamatsu Photonics K.K.	500	12,424
Hankyu Hanshin Holdings, Inc.	5,000	31,193
Hikari Tsushin, Inc.	100	6,601
Hino Motors Ltd.	900	10,213
Hirose Electric Co. Ltd.	100	11,364
Hiroshima Bank Ltd.	2,000	10,013
Hisamitsu Pharmaceutical Co., Inc.	200	8,999
Hitachi Chemical Co. Ltd.	300	5,274
Hitachi Construction Machinery Co. Ltd.	400	5,833
Hitachi High-Technologies Corp.	200	5,675
Hitachi Ltd.	20,000	98,841
Hitachi Metals Ltd.	700	7,876
Hokuhoku Financial Group, Inc.	4,000	7,420
Hokuriku Electric Power Co., Inc.	600	8,491
Honda Motor Co. Ltd.	6,600	178,906
Hoshizaki Electric Co. Ltd.	200	13,986
Hoya Corp.	1,700	65,624
Hulic Co. Ltd.	1,000	8,623
Idemitsu Kosan Co. Ltd.	300	4,500
IHI Corp.	5,000	10,684
Iida Group Holdings Co. Ltd.	500	8,913
INPEX Corp.	4,000	35,614
Isetan Mitsukoshi Holdings Ltd.	1,600	20,318
Isuzu Motors Ltd.	2,600	26,346
Itochu Corp.	6,500	76,394
ITOCHU Techno-Solutions Corp.	200	3,248
Iyo Bank Ltd.	800	6,782
J. Front Retailing Co. Ltd.	800	11,034
Japan Airlines Co. Ltd.	500	18,767
Japan Airport Terminal Co. Ltd.	200	8,023
Japan Exchange Group, Inc.	2,300	32,699
Japan Post Bank Co. Ltd. (a)	1,600	19,882
Japan Post Holdings Co. Ltd. (a)	1,800	24,236
Japan Prime Realty Investment Corp.	3	10,802
Japan Real Estate Investment Corp.	5	26,560
Japan Retail Fund Investment Corp.	11	23,301
Japan Tobacco, Inc.	4,500	176,237
JFE Holdings, Inc.	2,100	28,468
JGC Corp.	1,000	15,863
Joyo Bank Ltd.	2,000	8,122
JSR Corp.	600	8,713
JTEKT Corp.	700	11,294
JX Holdings, Inc.	9,500	36,281
Kajima Corp.	3,000	16,970
Kakaku.com, Inc.	500	9,701
Kamigumi Co. Ltd.	1,000	9,012
Kaneka Corp.	1,000	9,570
Kansai Electric Power Co., Inc. (a)	2,900	31,525
Kansai Paint Co. Ltd.	800	11,177
Kao Corp.	2,100	112,697
Kawasaki Heavy Industries Ltd.	5,000	15,482
KDDI Corp.	7,100	179,791
Keihan Electric Railway Co., Ltd.	2,000	12,545
Keihin Electric Express Railway Co. Ltd.	2,000	16,575
Keio Corp.	2,000	17,775
Keisei Electric Railway Co.	1,000	13,294
Keyence Corp.	200	94,377
Kikkoman Corp.	1,000	33,334
Kintetsu Group Holdings Co. Ltd.	8,000	32,989
Kirin Holdings Co. Ltd.	3,500	49,704
Kobe Steel Ltd.	10,000	9,718
Koito Manufacturing Co. Ltd.	400	18,533
Komatsu Ltd.	3,800	56,817
Konami Holdings Corp.	300	6,947
Konica Minolta, Inc.	2,000	16,858
Kose Corp.	100	9,295
Kubota Corp.	4,600	67,988
Kuraray Co. Ltd.	1,200	14,475
Kurita Water Industries Ltd.	400	8,508
Kyocera Corp.	1,300	54,209
Kyowa Hakko Kirin Co., Ltd.	1,000	14,497
Kyushu Electric Power Co., Inc. (a)	1,600	17,290
Kyushu Financial Group, Inc. (a)	1,200	7,485
Lawson, Inc.	300	23,687
LIXIL Group Corp.	1,100	23,216
M3, Inc.	800	18,348
Mabuchi Motor Co. Ltd.	200	10,798
Makita Corp.	500	28,143
Marubeni Corp.	7,200	34,437
Marui Group Co. Ltd.	1,000	15,866
Maruichi Steel Tube Ltd.	100	2,832
Mazda Motor Corp.	2,300	41,855
McDonald's Holdings Co. (Japan) Ltd.	200	3,945
Medipal Holdings Corp.	400	6,488
Meiji Holdings Co. Ltd.	500	41,969
Minebea Ltd.	1,000	7,837
Miraca Holdings, Inc.	200	8,254
Mitsubishi Chemical Holdings Corp.	5,700	31,790
Mitsubishi Corp.	5,500	88,165
Mitsubishi Electric Corp.	8,000	74,249
Mitsubishi Estate Co. Ltd.	5,000	98,983
Mitsubishi Gas Chemical Co., Inc.	1,000	4,780
Mitsubishi Heavy Industries Ltd.	13,000	51,093
Mitsubishi Materials Corp.	4,000	12,338
Mitsubishi Motors Corp. of Japan	2,700	21,804
Mitsubishi Tanabe Pharma Corp.	800	13,145
Mitsubishi UFJ Financial Group, Inc.	51,400	263,574
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	8,440
Mitsui & Co. Ltd.	7,000	79,567
Mitsui Chemicals, Inc.	3,000	13,133
Mitsui Fudosan Co. Ltd.	4,000	94,164
Mitsui OSK Lines Ltd.	4,000	7,926
mixi, Inc.	100	3,204
Mizuho Financial Group, Inc.	95,100	164,544
MS&AD Insurance Group Holdings, Inc.	2,100	57,038
Murata Manufacturing Co. Ltd.	800	92,534
Nabtesco Corp.	400	6,921
Nagoya Railroad Co. Ltd.	3,000	13,682
NEC Corp.	11,000	29,134
New Hampshire Foods Ltd.	1,000	19,404
Nexon Co. Ltd.	400	6,493
NGK Insulators Ltd.	1,000	20,909
NGK Spark Plug Co. Ltd.	800	18,901
NHK Spring Co. Ltd.	500	4,928
Nidec Corp.	900	61,406
Nikon Corp.	1,500	22,067
Nintendo Co. Ltd.	400	56,086
Nippon Building Fund, Inc.	6	31,033
Nippon Electric Glass Co. Ltd.	2,000	10,351
Nippon Express Co. Ltd.	3,000	14,053
Nippon Paint Holdings Co. Ltd.	500	9,557
Nippon Prologis REIT, Inc.	5	8,899
Nippon Steel & Sumitomo Metal Corp.	3,200	57,358
Nippon Telegraph & Telephone Corp.	3,000	127,718
Nippon Yusen KK	8,000	17,163
Nissan Motor Co. Ltd.	10,000	99,457
Nisshin Seifun Group, Inc.	1,000	16,188
Nissin Food Holdings Co. Ltd.	300	15,293
Nitori Holdings Co. Ltd.	300	24,368
Nitto Denko Corp.	700	40,253
NKSJ Holdings, Inc.	1,400	41,519
NOK Corp.	300	6,237
Nomura Holdings, Inc.	14,900	80,861
Nomura Real Estate Holdings, Inc.	400	7,024
Nomura Real Estate Master Fund, Inc. (a)	12	14,761
Nomura Research Institute Ltd.	500	18,144
NSK Ltd.	2,000	20,726
NTT Data Corp.	500	24,092
NTT DOCOMO, Inc.	5,800	128,634
NTT Urban Development Co.	400	3,927
Obayashi Corp.	2,700	24,358
OBIC Co. Ltd.	300	15,540
Odakyu Electric Railway Co. Ltd.	2,000	21,273
Oji Holdings Corp.	3,000	12,116
Olympus Corp.	1,100	42,893
OMRON Corp.	800	20,792
Ono Pharmaceutical Co. Ltd.	300	48,349
Oracle Corp. Japan	200	9,083
Oriental Land Co. Ltd.	800	51,084
ORIX Corp.	5,400	76,369
Osaka Gas Co. Ltd.	8,000	30,343
Otsuka Corp.	200	9,922
Otsuka Holdings Co. Ltd.	1,600	53,826
Panasonic Corp.	9,000	84,511
Park24 Co. Ltd.	300	8,357
Rakuten, Inc.	3,800	39,273
Recruit Holdings Co. Ltd.	500	15,785
Resona Holdings, Inc.	9,300	42,769
Ricoh Co. Ltd.	3,000	29,006
Rinnai Corp.	200	18,367
ROHM Co. Ltd.	400	18,178
Ryohin Keikaku Co. Ltd.	100	21,210
Sankyo Co. Ltd. (Gunma)	200	7,649
Sanrio Co. Ltd.	200	4,631
Santen Pharmaceutical Co. Ltd.	1,600	25,560
SBI Holdings, Inc. Japan	700	7,002
Secom Co. Ltd.	900	62,714
Sega Sammy Holdings, Inc.	600	5,654
Seibu Holdings, Inc.	400	8,000
Seiko Epson Corp.	1,200	16,827
Sekisui Chemical Co. Ltd.	1,800	22,000
Sekisui House Ltd.	2,500	39,352
Seven & i Holdings Co. Ltd.	3,100	138,268
Seven Bank Ltd.	2,000	8,518
Shikoku Electric Power Co., Inc.	600	8,718
Shimadzu Corp.	1,000	15,484
Shimamura Co. Ltd.	100	11,186
SHIMANO, Inc.	300	47,857
SHIMIZU Corp.	3,000	23,257
Shin-Etsu Chemical Co. Ltd.	1,700	86,830
Shinsei Bank Ltd.	6,000	9,378
Shionogi & Co. Ltd.	1,200	52,367
Shiseido Co. Ltd.	1,500	28,314
Shizuoka Bank Ltd.	2,000	17,459
Showa Shell Sekiyu K.K.	600	4,897
SMC Corp.	200	45,297
SoftBank Corp.	3,900	171,739
Sohgo Security Services Co., Ltd.	200	9,771
Sony Corp.	5,100	118,367
Sony Financial Holdings, Inc.	600	9,928
Stanley Electric Co. Ltd.	500	11,004
Sumitomo Chemical Co. Ltd.	6,000	30,486
Sumitomo Corp.	4,800	47,847
Sumitomo Electric Industries Ltd.	3,200	42,163
Sumitomo Heavy Industries Ltd.	2,000	7,918
Sumitomo Metal Mining Co. Ltd.	2,000	21,222
Sumitomo Mitsui Financial Group, Inc.	5,100	171,098
Sumitomo Mitsui Trust Holdings, Inc.	14,000	44,764
Sumitomo Realty & Development Co. Ltd.	1,000	28,032
Sumitomo Rubber Industries Ltd.	600	7,615
Suntory Beverage & Food Ltd.	500	23,124
Suzuken Co. Ltd.	300	10,377
Suzuki Motor Corp.	1,500	46,054
Sysmex Corp.	600	38,636
T&D Holdings, Inc.	2,500	28,607
Taiheiyo Cement Corp.	4,000	11,532
Taisei Corp.	4,000	24,894
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,742
Taiyo Nippon Sanso Corp.	500	4,525
Takashimaya Co. Ltd.	1,000	8,565
Takeda Pharmaceutical Co. Ltd.	3,200	154,956
TDK Corp.	500	27,465
Teijin Ltd.	4,000	14,656
Terumo Corp.	1,300	41,334
The Chugoku Bank Ltd.	500	5,952
The Hachijuni Bank Ltd.	2,000	11,184
The Suruga Bank Ltd.	600	10,893
THK Co. Ltd.	400	6,391
Tobu Railway Co. Ltd.	5,000	24,386
Toho Co. Ltd.	400	10,459
Toho Gas Co. Ltd.	2,000	13,154
Tohoku Electric Power Co., Inc.	2,000	25,117
Tokio Marine Holdings, Inc.	2,800	100,183
Tokyo Electric Power Co., Inc. (a)	5,900	29,647
Tokyo Electron Ltd.	700	45,325
Tokyo Gas Co. Ltd.	9,000	41,469
Tokyo Tatemono Co. Ltd.	700	7,531
Tokyu Corp.	5,000	38,969
Tokyu Fudosan Holdings Corp.	1,700	11,149
TonenGeneral Sekiyu K.K.	1,000	8,152
Toppan Printing Co. Ltd.	2,000	17,404
Toray Industries, Inc.	6,000	50,861
Toshiba Corp. (a)	17,000	28,384
Toto Ltd.	500	16,227
Toyo Seikan Group Holdings Ltd.	700	12,702
Toyo Suisan Kaisha Ltd.	300	10,389
Toyoda Gosei Co. Ltd.	200	4,333
Toyota Industries Corp.	700	35,133
Toyota Motor Corp.	11,000	662,525
Toyota Tsusho Corp.	900	20,599
Trend Micro, Inc.	400	16,827
Unicharm Corp.	1,600	31,232
United Urban Investment Corp.	9	12,318
USS Co. Ltd.	900	13,825
West Japan Railway Co.	700	45,352
Yahoo! Japan Corp.	6,000	22,889
Yakult Honsha Co. Ltd.	300	13,819
Yamada Denki Co. Ltd.	2,300	11,138
Yamaguchi Financial Group, Inc.	1,000	10,829
Yamaha Corp.	600	14,321
Yamaha Motor Co. Ltd.	1,100	22,034
Yamato Holdings Co. Ltd.	1,400	30,738
Yamazaki Baking Co. Ltd.	1,000	21,813
Yaskawa Electric Corp.	800	8,878
Yokogawa Electric Corp.	800	8,958
Yokohama Rubber Co. Ltd.	300	4,498

TOTAL JAPAN		10,905,410

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	3,363	12,758
Millicom International Cellular SA (depository receipt)	212	9,366
RTL Group SA	130	10,530
SES SA (France) (depositary receipt)	1,361	35,587
Tenaris SA	2,070	21,437

TOTAL LUXEMBOURG		89,678

Mauritius - 0.0%
Golden Agri-Resources Ltd.	23,800	6,235
Netherlands - 3.5%
AEGON NV	7,425	41,988
AerCap Holdings NV (a)	299	9,182
Airbus Group NV	2,386	150,070
Akzo Nobel NV	1,026	65,815
Altice NV:
Class A (a)	1,578	22,758
Class B (a)	368	5,446
ASML Holding NV (Netherlands)	1,404	128,862
CNH Industrial NV	4,012	25,030
Ferrari NV (a)	522	20,821
Fiat Chrysler Automobiles NV	3,709	25,969
Gemalto NV	338	20,311
Heineken Holding NV	339	25,943
Heineken NV (Bearer)	933	81,014
ING Groep NV (Certificaten Van Aandelen)	15,544	177,082
Koninklijke Ahold NV	3,388	76,635
Koninklijke Boskalis Westminster NV	296	11,660
Koninklijke DSM NV	782	37,905
Koninklijke KPN NV	13,124	50,785
Koninklijke Philips Electronics NV	3,918	104,335
Mobileye NV (a)	273	7,406
NN Group NV	969	32,829
NXP Semiconductors NV (a)	552	41,279
OCI NV (a)	284	5,140
QIAGEN NV (Germany) (a)	928	21,200
Randstad Holding NV	528	28,765
RELX NV	4,088	68,214
STMicroelectronics NV	2,145	14,013
TNT Express NV	2,021	17,241
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,516	285,918
Vopak NV	237	10,308
Wolters Kluwer NV	1,274	43,384

TOTAL NETHERLANDS		1,657,308

New Zealand - 0.1%
Auckland International Airport Ltd.	3,205	11,518
Contact Energy Ltd.	2,477	7,378
Fletcher Building Ltd.	3,118	13,911
Meridian Energy Ltd.	4,312	6,562
Mighty River Power Ltd.	2,356	4,043
Ryman Healthcare Group Ltd.	1,762	9,174
Spark New Zealand Ltd.	8,158	17,750

TOTAL NEW ZEALAND		70,336

Norway - 0.6%
DNB ASA	3,965	47,842
Gjensidige Forsikring ASA	673	10,709
Norsk Hydro ASA	6,071	20,183
Orkla ASA	3,486	28,242
Schibsted ASA:
(A Shares)	254	7,455
(B Shares) (a)	300	8,437
Statoil ASA	4,630	63,354
Telenor ASA	3,074	50,144
Yara International ASA	747	28,319

TOTAL NORWAY		264,685

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	5,693	26,753
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	139,079	5,883
Energias de Portugal SA	10,153	35,455
Galp Energia SGPS SA Class B	1,298	15,400
Jeronimo Martins SGPS SA	847	11,813

TOTAL PORTUGAL		68,551

Singapore - 1.1%
Ascendas Real Estate Investment Trust	7,100	11,642
CapitaCommercial Trust (REIT)	6,900	6,314
CapitaLand Ltd.	11,300	24,564
CapitaMall Trust	8,200	11,521
City Developments Ltd.	1,400	6,868
ComfortDelgro Corp. Ltd.	9,800	19,583
DBS Group Holdings Ltd.	7,300	72,572
Global Logistic Properties Ltd.	14,200	16,829
Hutchison Port Holdings Trust	19,000	9,078
Jardine Cycle & Carriage Ltd.	400	10,569
Keppel Corp. Ltd.	6,800	24,251
Oversea-Chinese Banking Corp. Ltd.	13,000	72,749
Sembcorp Industries Ltd.	4,100	7,306
Sembcorp Marine Ltd.	2,800	3,096
Singapore Airlines Ltd.	2,500	19,449
Singapore Exchange Ltd.	2,700	13,451
Singapore Press Holdings Ltd.	8,500	21,336
Singapore Technologies Engineering Ltd.	5,300	10,751
Singapore Telecommunications Ltd.	33,000	81,829
StarHub Ltd.	2,000	4,768
Suntec (REIT)	8,000	8,935
United Overseas Bank Ltd.	5,400	68,649
UOL Group Ltd.	1,600	6,339
Wilmar International Ltd.	6,500	13,142
Yangzijiang Shipbuilding Holdings Ltd.	6,500	4,283

TOTAL SINGAPORE		549,874

Spain - 3.1%
Abertis Infraestructuras SA	2,140	31,883
ACS Actividades de Construccion y Servicios SA	817	20,756
ACS Actividades de Construccion y Servicios SA rights 1/29/16	817	365
Aena SA	267	29,729
Amadeus IT Holding SA Class A	1,727	70,529
Banco Bilbao Vizcaya Argentaria SA	25,709	165,478
Banco de Sabadell SA	20,991	37,992
Banco Popular Espanol SA	7,534	20,356
Banco Santander SA (Spain)	58,389	250,222
Bankia SA	19,205	19,112
Bankinter SA	3,008	20,991
CaixaBank SA	10,829	32,901
Distribuidora Internacional de Alimentacion SA	2,082	11,223
Enagas SA	908	26,410
Endesa SA	1,309	25,341
Ferrovial SA	1,823	39,947
Gas Natural SDG SA	1,401	27,521
Grifols SA	1,230	25,672
Iberdrola SA	21,645	152,148
Inditex SA	4,383	144,241
International Consolidated Airlines Group SA	3,367	25,986
MAPFRE SA (Reg.)	3,628	8,149
Red Electrica Corporacion SA	444	35,948
Repsol YPF SA	4,642	48,131
Telefonica SA	18,222	192,324
Zardoya Otis SA	609	6,416

TOTAL SPAIN		1,469,771

Sweden - 2.7%
Alfa Laval AB	1,252	21,586
ASSA ABLOY AB (B Shares)	4,026	85,332
Atlas Copco AB:
(A Shares)	2,988	63,963
(B Shares)	1,311	26,775
Boliden AB	1,200	16,695
Electrolux AB (B Shares)	998	21,739
Getinge AB (B Shares)	845	18,612
H&M Hennes & Mauritz AB (B Shares)	3,818	125,029
Hakon Invest AB	260	9,196
Hexagon AB (B Shares)	1,056	35,214
Husqvarna AB (B Shares)	1,401	8,899
Industrivarden AB (C Shares)	552	8,743
Investment AB Kinnevik (B Shares)	962	24,817
Investor AB (B Shares)	1,780	59,625
Lundin Petroleum AB (a)	733	10,539
Nordea Bank AB	12,184	122,689
Sandvik AB	4,469	37,398
Securitas AB (B Shares)	1,323	19,501
Skandinaviska Enskilda Banken AB (A Shares)	6,161	59,383
Skanska AB (B Shares)	1,591	30,696
SKF AB (B Shares)	1,688	25,745
Svenska Cellulosa AB (SCA) (B Shares)	2,392	70,893
Svenska Handelsbanken AB (A Shares)	6,041	76,010
Swedbank AB (A Shares)	3,621	75,943
Swedish Match Co. AB	857	30,486
Tele2 AB (B Shares)	1,074	8,931
Telefonaktiebolaget LM Ericsson (B Shares)	12,381	109,974
TeliaSonera AB	10,601	50,068
Volvo AB (B Shares)	6,381	57,958

TOTAL SWEDEN		1,312,439

Switzerland - 9.1%
ABB Ltd. (Reg.)	8,870	153,274
Actelion Ltd.	419	55,216
Adecco SA (Reg.)	684	41,991
Aryzta AG	293	13,406
Baloise Holdings AG	225	27,582
Barry Callebaut AG	7	8,014
Coca-Cola HBC AG	673	13,781
Compagnie Financiere Richemont SA Series A	2,113	137,336
Credit Suisse Group AG	7,269	128,773
Dufry AG (a)	181	19,626
Ems-Chemie Holding AG	28	11,753
Galenica AG	16	22,355
Geberit AG (Reg.)	158	56,006
Givaudan SA	38	71,162
Julius Baer Group Ltd.	938	39,815
Kuehne & Nagel International AG	228	30,176
Lafargeholcim Ltd. (Reg.)	1,737	73,108
Lindt & Spruengli AG (participation certificate)	9	52,737
Lonza Group AG	219	33,551
Nestle SA	12,792	942,421
Novartis AG	9,151	708,960
Pargesa Holding SA	104	6,061
Partners Group Holding AG	68	24,525
Roche Holding AG (participation certificate)	2,839	735,370
Schindler Holding AG:
(participation certificate)	169	25,899
(Reg.)	69	10,663
SGS SA (Reg.)	23	44,699
Sika AG	8	28,629
Sonova Holding AG Class B	231	27,747
Sulzer AG (Reg.)	46	4,195
Swatch Group AG (Bearer)	135	46,171
Swatch Group AG (Bearer) (Reg.)	167	11,083
Swiss Life Holding AG	137	34,922
Swiss Prime Site AG	302	24,169
Swiss Re Ltd.	1,396	129,948
Swisscom AG	107	53,224
Syngenta AG (Switzerland)	376	138,449
Transocean Ltd. (Switzerland)	1,223	12,826
UBS Group AG	14,727	243,366
Zurich Insurance Group AG	606	134,329

TOTAL SWITZERLAND		4,377,318

United Kingdom - 18.0%
3i Group PLC	4,099	25,989
Aberdeen Asset Management PLC	3,105	10,945
Admiral Group PLC	868	22,054
Aggreko PLC	862	10,522
Amec Foster Wheeler PLC	1,312	7,768
Anglo American PLC (United Kingdom)	5,919	23,609
Antofagasta PLC	1,327	7,242
ARM Holdings PLC	5,692	81,199
Ashtead Group PLC	2,092	26,987
Associated British Foods PLC	1,425	64,287
AstraZeneca PLC (United Kingdom)	5,098	328,263
Auto Trader Group PLC	3,095	17,374
Aviva PLC	16,136	111,286
Babcock International Group PLC	848	11,113
BAE Systems PLC	12,784	94,549
Barclays PLC	67,603	180,897
Barratt Developments PLC	4,060	34,826
BG Group PLC	13,878	210,013
BHP Billiton PLC	8,642	83,915
BP PLC	73,981	399,514
British American Tobacco PLC (United Kingdom)	7,482	416,923
British Land Co. PLC	3,895	41,261
BT Group PLC	33,611	233,919
Bunzl PLC	1,427	38,176
Burberry Group PLC	1,856	31,806
Capita Group PLC	2,703	45,499
Carnival PLC	757	37,763
Carphone Warehouse Group PLC	4,182	28,362
Centrica PLC	20,544	60,278
Cobham PLC	4,907	17,815
Compass Group PLC	6,658	114,583
Croda International PLC	576	23,524
Diageo PLC	10,092	271,692
Direct Line Insurance Group PLC	5,598	30,070
easyJet PLC	672	14,896
Fresnillo PLC	744	7,701
G4S PLC (United Kingdom)	6,720	21,816
GKN PLC	7,158	28,640
GlaxoSmithKline PLC	19,566	403,069
Hammerson PLC	3,271	27,326
Hargreaves Lansdown PLC	1,070	20,860
HSBC Holdings PLC (United Kingdom)	78,527	553,814
ICAP PLC	1,862	12,881
IMI PLC	915	10,566
Imperial Tobacco Group PLC	3,843	208,082
Inmarsat PLC	1,860	29,285
InterContinental Hotel Group PLC	986	32,402
Intertek Group PLC	668	27,075
Intu Properties PLC	3,993	17,087
Investec PLC	1,870	11,897
ITV PLC	15,639	59,786
J Sainsbury PLC	5,601	19,666
Johnson Matthey PLC	804	28,441
Kingfisher PLC	9,563	44,751
Land Securities Group PLC	3,153	49,450
Legal & General Group PLC	23,722	82,797
Lloyds Banking Group PLC	228,751	214,307
London Stock Exchange Group PLC	1,284	45,466
Marks & Spencer Group PLC	6,820	41,410
Meggitt PLC	3,236	16,830
Merlin Entertainments PLC	3,134	18,578
Mondi PLC	1,494	24,357
National Grid PLC	14,834	208,992
New Melrose Industries PLC	640	2,729
Next PLC	591	58,578
Old Mutual PLC	20,048	48,910
Pearson PLC	3,378	38,136
Persimmon PLC	1,255	36,620
Provident Financial PLC	610	25,659
Prudential PLC	10,341	203,161
Reckitt Benckiser Group PLC	2,556	227,333
RELX PLC	4,524	79,597
Rexam PLC	2,784	23,870
Rio Tinto PLC	5,108	125,257
Rolls-Royce Group PLC	7,474	59,452
Royal Bank of Scotland Group PLC (a)	13,823	50,043
Royal Dutch Shell PLC:
Class A (United Kingdom)	15,817	345,531
Class B (United Kingdom)	9,873	215,112
Royal Mail PLC	3,726	24,496
RSA Insurance Group PLC	4,147	24,759
SABMiller PLC	3,908	234,022
Sage Group PLC	4,465	39,801
Schroders PLC	530	20,708
Scottish & Southern Energy PLC	4,016	83,329
Segro PLC	3,102	19,467
Severn Trent PLC	981	30,785
SKY PLC	4,121	63,763
Smith & Nephew PLC	3,655	60,884
Smiths Group PLC	1,707	23,094
Sports Direct International PLC (a)	906	5,387
St. James's Place Capital PLC	2,220	30,395
Standard Chartered PLC (United Kingdom)	13,266	89,492
Standard Life PLC	8,108	42,363
Tate & Lyle PLC	1,570	14,068
Taylor Wimpey PLC	13,254	36,546
Tesco PLC (a)	33,239	82,703
The Weir Group PLC	720	8,915
Travis Perkins PLC	1,068	27,944
Unilever PLC	5,136	225,803
United Utilities Group PLC	2,764	37,816
Vodafone Group PLC	107,006	343,955
Whitbread PLC	762	43,670
William Hill PLC	3,781	21,049
WM Morrison Supermarkets PLC	9,520	23,813

TOTAL UNITED KINGDOM		8,625,266

TOTAL COMMON STOCKS
(Cost $48,064,546)		46,404,041

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	183	12,600
Fuchs Petrolub AG	234	9,597
Henkel AG & Co. KGaA	757	80,432
Porsche Automobil Holding SE (Germany)	625	28,345
Volkswagen AG	753	87,688

TOTAL GERMANY		218,662

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	23,356	21,020
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $257,551)		239,682
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.45% 7/21/16 (Cost $99,786)(b)	100,000	99,810
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $1,104,301)	1,104,301	1,104,301
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $49,526,184)		47,847,834
NET OTHER ASSETS (LIABILITIES) - 0.3%		163,688
NET ASSETS - 100%		$48,011,522

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2016	1,281,280	$(44,433)

The face value of futures purchased as a percentage of Net Assets is 2.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,859.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$880

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,152,405	$4,877	$6,147,528	$--
Consumer Staples	5,911,293	--	5,911,293	--
Energy	2,215,182	2,712	2,212,470	--
Financials	11,373,698	52,505	11,321,193	--
Health Care	5,563,670	236,247	5,327,423	--
Industrials	5,936,868	29,397	5,907,471	--
Information Technology	2,425,138	71,382	2,353,756	--
Materials	2,852,366	20,773	2,831,593	--
Telecommunication Services	2,387,698	35,608	2,352,090	--
Utilities	1,825,405	17,983	1,807,422	--
Government Obligations	99,810	--	99,810	--
Money Market Funds	1,104,301	1,104,301	--	--
Total Investments in Securities:	$47,847,834	$1,575,785	$46,272,049	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(44,433)	$(44,433)	$--	$--
Total Liabilities	$(44,433)	$(44,433)	$--	$--
Total Derivative Instruments:	$(44,433)	$(44,433)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $49,508,860. Net unrealized depreciation aggregated $1,661,026, of which $610,762 related to appreciated investment securities and $2,271,788 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016